                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number      811 - 07495
                                        The Diversified Investors Funds Group II

                                        811 - 07674
                                        The Diversified Investors Funds Group
                                        ----------------------------------------
                                        (Exact name of Registrant as specified
                                        in charter)


Address of Registrant:                  4 Manhattanville Road
                                        ----------------------------------------
                                        Purchase, NY     10577
                                        ----------------------------------------

Name and address of agent for service:  Joseph Carusone
                                        ----------------------------------------
                                        4 Manhattanville Road
                                        ----------------------------------------
                                        Purchase, NY 10577
                                        ----------------------------------------

Registrant's telephone number, including area code:           (914) 697-8586
                                                              ------------------
Date of fiscal year end:  December 31, 2005
                          ------------------------
Date of reporting period: June 30, 2005
                          ------------------------

ITEM 1.       REPORTS TO STOCKHOLDERS.

THE DIVERSIFIED INVESTORS FUNDS GROUP II

                   THE DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                         THE DIVERSIFIED INSTITUTIONAL
                           STRATEGIC ALLOCATION FUNDS


                               SEMI-ANNUAL REPORT


                                 June 30, 2005


                     Stock Index       \
                 International Equity  |
                   High Yield Bond     |--    Long Horizon
                  Aggressive Equity    |
                   Small-Cap Growth    |
                    Special Equity     |--  Intermediate/Long
                   Small-Cap Value     |         Horizon
                    Mid-Cap Growth     |
                    Mid-Cap Value      |-- Intermediate Horizon
                    Equity Growth      |
                   Growth & Income     |
                         Value         |
                    Value & Income     |--  Short/Intermediate
                       Balanced        |         Horizon
                  Total Return Bond    |
                      Core Bond        |
               Intermediate Govt. Bond |--    Short Horizon
                  High Quality Bond    |
                     Money Market      /



                                          [DIVERSIFIED INVESTMENT ADVISORS LOGO]

                 ---------------------------------------------



This report is not to be construed as an offering for sale of any shares of The Diversified Institutional Funds Group or The Diversified Institutional Strategic Allocation Funds, or as a solicitation of an offer to buy such shares unless preceded by or accompanied by a current prospectus which contains complete information about charges and expenses.


This is a combined annual report for The Diversified Institutional Funds Group and The Diversified Institutional Strategic Allocation Funds.

                   THE DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                                      AND

                  THE INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                               TABLE OF CONTENTS

                                                              PAGE
                                                              ----
DIVERSIFIED INSTITUTIONAL FUNDS GROUP:
An Explanation of Fund Expenses.............................    2
Statements of Assets and Liabilities........................    8
Statements of Operations....................................   12
Statements of Changes in Net Assets -- June 30, 2005........   16
Statements of Changes in Net Assets -- December 31, 2004....   20
Notes to Financial Statements...............................   22
DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS:
Performance Overview........................................   36
An Explanation of Fund Expenses.............................   37
Statements of Assets and Liabilities........................   39
Statements of Operations....................................   40
Statements of Changes in Net Assets -- June 30, 2005........   41
Statements of Changes in Net Assets -- December 31, 2004....   42
  PORTFOLIOS OF INVESTMENTS:
  Institutional Short Horizon Strategic Allocation Fund.....   43
  Institutional Short Intermediate Horizon Strategic
    Allocation Fund.........................................   44
  Institutional Intermediate Horizon Strategic Allocation
    Fund....................................................   45
  Institutional Intermediate Long Horizon Strategic
    Allocation Fund.........................................   46
  Institutional Long Horizon Strategic Allocation Fund......   47
Portfolio Composition.......................................   48
Notes to Financial Statements...............................   49
APPROVAL OF INVESTMENT ADVISORY CONTRACTS...................   59
DIVERSIFIED INVESTORS PORTFOLIOS:
Economic Overview...........................................   64
Statements of Assets and Liabilities........................   72
Statements of Operations....................................   76
Statements of Changes in Net Assets -- June 30, 2005........   80
Statements of Changes in Net Assets -- December 31, 2004....   84
  PORTFOLIOS OF INVESTMENTS:
  Money Market Portfolio....................................   86
  High Quality Bond Portfolio...............................   88
  Intermediate Government Bond Portfolio....................   96
  Core Bond Portfolio.......................................   98
  Total Return Bond Portfolio...............................  114
  Balanced Portfolio........................................  118
  Value & Income Portfolio..................................  129
  Value Portfolio...........................................  132
  Growth & Income Portfolio.................................  134
  Equity Growth Portfolio...................................  140
  Mid-Cap Value Portfolio...................................  143
  Mid-Cap Growth Portfolio..................................  147
  Small-Cap Value Portfolio.................................  149
  Special Equity Portfolio..................................  151
  Small-Cap Growth Portfolio................................  163
  Aggressive Equity Portfolio...............................  165
  High Yield Bond Portfolio.................................  167
  International Equity Portfolio............................  177
Summary of Footnotes and Abbreviations to Portfolios........  182
Portfolio Composition.......................................  183
Notes to Financial Statements...............................  185
Approval of Investment Advisory Contracts...................  205
Master Investment Portfolio -- S&P 500 Index Master
  Portfolio Semi-Annual Report..............................  212

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                        AN EXPLANATION OF FUND EXPENSES

                                  (UNAUDITED)

As a shareholder in a mutual fund invested in a corresponding series of the Diversified Investors Portfolios, you will bear the ongoing costs of managing the corresponding portfolio in which your fund invests (such as the investment advisor's fee and other expenses). You will also bear the cost of operating the mutual fund (such as distribution fees, administrative fees, and other expenses).

The first line of each table shown below, based on an investment of $1,000, will show you how much of your investment (per $1,000) went to the ongoing costs of both your mutual fund and its corresponding portfolio. The figures are based on the actual total return and the actual expenses incurred for the period January 1, 2005 - June 30, 2005. In order to approximate how much you paid in expenses during the six months, divide your balance by 1,000, and multiply the result by the dollar amount shown under the heading "Expenses Paid During the Period".

The second line in each table shown below, also based on an investment of $1,000, is based on the actual expense ratio of your fund, but assumes a total annual return rate of 5% before expenses. Since the 5% is hypothetical, the ending account values and the expenses paid for the period January 1, 2005 - June 30, 2005 will not be the actual values per $1,000 of your investment. This information is presented so you may compare the cost of owning a Diversified Institutional Fund against the cost of owning other funds. Other mutual funds should provide this information based on a hypothetical annual return of 5% before expenses in their most recent report in order for you to make a fair comparison.

                                                                             Expenses Paid
                                        Beginning Account  Ending Account  During the Period  Annualized
                                              Value            Value       January 1, 2005 -   Expense
             MONEY MARKET                January 1, 2005   June 30, 2005   June 30, 2005 (1)   Ratio(1)
                Actual                       $1,000          $1,011.10           $2.49          0.50%
             Hypothetical                    $1,000          $1,022.31           $2.51          0.50%
  (5% annual return before expenses)

                                                                             Expenses Paid
                                        Beginning Account  Ending Account  During the Period  Annualized
                                              Value            Value       January 1, 2005 -   Expense
          HIGH QUALITY BOND              January 1, 2005   June 30, 2005   June 30, 2005 (1)   Ratio(1)
                Actual                       $1,000          $1,009.70           $3.24          0.65%
             Hypothetical                    $1,000          $1,021.57           $3.26          0.65%
  (5% annual return before expenses)

                                                                             Expenses Paid
                                        Beginning Account  Ending Account  During the Period  Annualized
                                              Value            Value       January 1, 2005 -   Expense
     INTERMEDIATE GOVERNMENT BOND        January 1, 2005   June 30, 2005   June 30, 2005 (1)   Ratio(1)
                Actual                       $1,000          $1,015.00           $3.25          0.65%
             Hypothetical                    $1,000          $1,021.57           $3.26          0.65%
  (5% annual return before expenses)

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP
                  AN EXPLANATION OF FUND EXPENSES (CONTINUED)
                                  (UNAUDITED)

                                                                             Expenses Paid
                                        Beginning Account  Ending Account  During the Period  Annualized
                                              Value            Value       January 1, 2005 -   Expense
              CORE BOND                  January 1, 2005   June 30, 2005   June 30, 2005 (1)   Ratio(1)
                Actual                       $1,000          $1,021.30           $3.26          0.65%
             Hypothetical                    $1,000          $1,021.57           $3.26          0.65%
  (5% annual return before expenses)

                                                                             Expenses Paid
                                        Beginning Account  Ending Account  During the Period  Annualized
                                              Value            Value        June 3, 2005 -     Expense
        TOTAL RETURN BOND (2)             June 3, 2005     June 30, 2005   June 30, 2005 (1)   Ratio(1)
                Actual                       $1,000          $1,001.00           $0.50          0.65%
             Hypothetical                    $1,000          $1,003.34           $0.50          0.65%
  (5% annual return before expenses)

                                                                             Expenses Paid
                                        Beginning Account  Ending Account  During the Period  Annualized
                                              Value            Value       January 1, 2005 -   Expense
               BALANCED                  January 1, 2005   June 30, 2005   June 30, 2005 (1)   Ratio(1)
                Actual                       $1,000          $1,008.50           $3.73          0.75%
             Hypothetical                    $1,000          $1,021.08           $3.76          0.75%
  (5% annual return before expenses)

                                                                             Expenses Paid
                                        Beginning Account  Ending Account  During the Period  Annualized
                                              Value            Value       January 1, 2005 -   Expense
            VALUE & INCOME               January 1, 2005   June 30, 2005   June 30, 2005 (1)   Ratio(1)
                Actual                       $1,000          $1,007.70           $3.73          0.75%
             Hypothetical                    $1,000          $1,021.07           $3.76          0.75%
  (5% annual return before expenses)

                                                                             Expenses Paid
                                        Beginning Account  Ending Account  During the Period  Annualized
                                              Value            Value        June 3, 2005 -     Expense
              VALUE (2)                   June 3, 2005     June 30, 2005   June 30, 2005 (1)   Ratio(1)
                Actual                       $1,000          $1,016.00           $0.66          0.85%
             Hypothetical                    $1,000          $1,003.18           $0.65          0.85%
  (5% annual return before expenses)

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP
                  AN EXPLANATION OF FUND EXPENSES (CONTINUED)
                                  (UNAUDITED)

                                                                             Expenses Paid
                                        Beginning Account  Ending Account  During the Period  Annualized
                                              Value            Value       January 1, 2005 -   Expense
           GROWTH & INCOME               January 1, 2005   June 30, 2005   June 30, 2005 (1)   Ratio(1)
                Actual                       $1,000           $996.30            $4.45          0.90%
             Hypothetical                    $1,000          $1,020.33           $4.51          0.90%
  (5% annual return before expenses)

                                                                             Expenses Paid
                                        Beginning Account  Ending Account  During the Period  Annualized
                                              Value            Value       January 1, 2005 -   Expense
            EQUITY GROWTH                January 1, 2005   June 30, 2005   June 30, 2005 (1)   Ratio(1)
                Actual                       $1,000            $983.10           $4.43          0.90%
             Hypothetical                    $1,000          $1,020.33           $4.51          0.90%
  (5% annual return before expenses)

                                                                             Expenses Paid
                                        Beginning Account  Ending Account  During the Period  Annualized
                                              Value            Value       January 1, 2005 -   Expense
            MID-CAP VALUE                January 1, 2005   June 30, 2005   June 30, 2005 (1)   Ratio(1)
                Actual                       $1,000          $1,026.50           $4.52          0.90%
             Hypothetical                    $1,000          $1,020.33           $4.51          0.90%
  (5% annual return before expenses)

                                                                             Expenses Paid
                                        Beginning Account  Ending Account  During the Period  Annualized
                                              Value            Value       January 1, 2005 -   Expense
            MID-CAP GROWTH               January 1, 2005   June 30, 2005   June 30, 2005 (1)   Ratio(1)
                Actual                       $1,000          $1,019.60           $4.76          0.95%
             Hypothetical                    $1,000          $1,020.08           $4.76          0.95%
  (5% annual return before expenses)

                                                                             Expenses Paid
                                        Beginning Account  Ending Account  During the Period  Annualized
                                              Value            Value       January 1, 2005 -   Expense
           SMALL-CAP VALUE               January 1, 2005   June 30, 2005   June 30, 2005 (1)   Ratio(1)
                Actual                       $1,000            $936.30           $5.28          1.10%
             Hypothetical                    $1,000          $1,019.34           $5.51          1.10%
  (5% annual return before expenses)

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP
                  AN EXPLANATION OF FUND EXPENSES (CONTINUED)
                                  (UNAUDITED)

                                                                             Expenses Paid
                                        Beginning Account  Ending Account  During the Period  Annualized
                                              Value            Value       January 1, 2005 -   Expense
            SPECIAL EQUITY               January 1, 2005   June 30, 2005   June 30, 2005 (1)   Ratio(1)
                Actual                       $1,000          $1,024.30           $5.52          1.10%
             Hypothetical                    $1,000          $1,019.34           $5.51          1.10%
  (5% annual return before expenses)

                                                                             Expenses Paid
                                        Beginning Account  Ending Account  During the Period  Annualized
                                              Value            Value       January 1, 2005 -   Expense
           SMALL-CAP GROWTH              January 1, 2005   June 30, 2005   June 30, 2005 (1)   Ratio(1)
                Actual                       $1,000            $947.10           $5.55          1.15%
             Hypothetical                    $1,000          $1,019.09           $5.76          1.15%
  (5% annual return before expenses)

                                                                             Expenses Paid
                                        Beginning Account  Ending Account  During the Period  Annualized
                                              Value            Value       January 1, 2005 -   Expense
          AGGRESSIVE EQUITY              January 1, 2005   June 30, 2005   June 30, 2005 (1)   Ratio(1)
                Actual                       $1,000            $970.40           $5.13          1.05%
             Hypothetical                    $1,000          $1,019.59           $5.26          1.05%
  (5% annual return before expenses)

                                                                             Expenses Paid
                                        Beginning Account  Ending Account  During the Period  Annualized
                                              Value            Value       January 1, 2005 -   Expense
           HIGH YIELD BOND               January 1, 2005   June 30, 2005   June 30, 2005 (1)   Ratio(1)
                Actual                       $1,000          $1,004.20           $4.22          0.85%
             Hypothetical                    $1,000          $1,020.58           $4.26          0.85%
  (5% annual return before expenses)

                                                                             Expenses Paid
                                        Beginning Account  Ending Account  During the Period  Annualized
            INTERNATIONAL                     Value            Value       January 1, 2005 -   Expense
                EQUITY                   January 1, 2005   June 30, 2005   June 30, 2005 (1)   Ratio(1)
                Actual                       $1,000            $971.80           $5.62          1.15%
             Hypothetical                    $1,000          $1,019.09           $5.76          1.15%
  (5% annual return before expenses)

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP
                  AN EXPLANATION OF FUND EXPENSES (CONTINUED)
                                  (UNAUDITED)

                                                                             Expenses Paid
                                        Beginning Account  Ending Account  During the Period  Annualized
                                              Value            Value       January 1, 2005 -   Expense
             STOCK INDEX                 January 1, 2005   June 30, 2005   June 30, 2005 (1)   Ratio(1)
                Actual                       $1,000            $990.80           $1.48          0.30%
             Hypothetical                    $1,000          $1,023.31           $1.51          0.30%
  (5% annual return before expenses)

(1) These figures reflect the expenses of both the mutual fund and its corresponding portfolio.

(2) Commencement of Operations, June 3, 2005.

                      (This page intentionally left blank)

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                      STATEMENTS OF ASSETS AND LIABILITIES

                                 JUNE 30, 2005

                                  (UNAUDITED)

                                                                                 HIGH       INTERMEDIATE
                                                                 MONEY         QUALITY       GOVERNMENT
                                                                 MARKET          BOND           BOND
                                                              ------------   ------------   ------------
ASSETS:
Investment in Series Portfolio, at value (Note 2)...........  $241,246,518   $108,677,904    $8,123,289
Receivable for Fund shares sold.............................     1,448,301         70,409        57,863
Receivable for fee reimbursements...........................        17,030          7,424         3,196
                                                              ------------   ------------    ----------
Total assets................................................   242,711,849    108,755,737     8,184,348
                                                              ------------   ------------    ----------
LIABILITIES:
Payable for Fund shares redeemed............................       644,583         23,802           236
Accrued expenses............................................        15,592          6,379            82
Distribution fees...........................................        36,542         22,232         1,660
Administration fees.........................................         7,308          4,446           332
                                                              ------------   ------------    ----------
Total liabilities...........................................       704,025         56,859         2,310
                                                              ------------   ------------    ----------
NET ASSETS..................................................  $242,007,824   $108,698,878    $8,182,038
                                                              ============   ============    ==========
NET ASSETS CONSIST OF:
Paid-in capital.............................................  $241,756,640   $111,069,430    $8,062,374
Undistributed (accumulated) net investment income (loss)
  allocated from Series Portfolio...........................       262,697         31,950         7,857
Undistributed (accumulated) net realized gains (losses)
  allocated from Series Portfolio...........................       (11,513)      (598,570)      (36,089)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies allocated
  from Series Portfolio.....................................            --             --            --
Net unrealized appreciation (depreciation) on securities,
  futures, written and purchased options, and short sales
  allocated from Series Portfolio...........................            --     (1,803,932)      147,896
                                                              ------------   ------------    ----------
NET ASSETS..................................................  $242,007,824   $108,698,878    $8,182,038
                                                              ============   ============    ==========
OUTSTANDING SHARES, $0.00001 PAR VALUE PER SHARE, UNLIMITED
  NUMBER OF SHARES OF BENEFICIAL INTEREST AUTHORIZED........    24,079,004     10,498,954       845,482
                                                              ============   ============    ==========
NET ASSET VALUE PER SHARE*..................................  $      10.05   $      10.35    $     9.68
                                                              ============   ============    ==========

---------------

*   Net asset value per share equals Net assets/Outstanding shares.

**  Less than $1.00.

                       See notes to financial statements.

                      TOTAL
          CORE       RETURN                    VALUE &                GROWTH &
          BOND        BOND      BALANCED        INCOME      VALUE      INCOME
      ------------   -------   -----------   ------------   ------   -----------

      $285,588,335   $ 1,001   $11,973,243   $393,748,571   $1,016   $91,639,868
           205,310        --           582        431,920       --        65,620
            14,636     2,631         3,411         17,377    2,631         6,591
      ------------   -------   -----------   ------------   ------   -----------
       285,808,281     3,632    11,977,236    394,197,868    3,647    91,712,079
      ------------   -------   -----------   ------------   ------   -----------

           193,366        --            --        146,177       --       160,741
            18,896     2,631           489         25,013    2,631         4,662
            58,053        --**       2,466         78,222       --**      18,499
            11,611        --**         493         15,644       --**       3,700
      ------------   -------   -----------   ------------   ------   -----------
           281,926     2,631         3,448        265,056    2,631       187,602
      ------------   -------   -----------   ------------   ------   -----------
      $285,526,355   $ 1,001   $11,973,788   $393,932,812   $1,016   $91,524,477
      ============   =======   ===========   ============   ======   ===========

      $283,439,791   $ 1,000   $10,727,097   $356,528,753   $1,000   $84,032,277
         1,290,398         3        26,599         43,729        1        44,919
          (373,869)        2      (286,012)    21,383,632        1     1,409,467

           382,242        --        11,601             --       --            --

           787,793        (4)    1,494,503     15,976,698       14     6,037,814
      ------------   -------   -----------   ------------   ------   -----------
      $285,526,355   $ 1,001   $11,973,788   $393,932,812   $1,016   $91,524,477
      ============   =======   ===========   ============   ======   ===========

        26,996,629       100     1,294,813     34,079,711      100    14,502,465
      ============   =======   ===========   ============   ======   ===========
      $      10.58   $ 10.01   $      9.25   $      11.56   $10.16   $      6.31
      ============   =======   ===========   ============   ======   ===========

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                                 JUNE 30, 2005

                                  (UNAUDITED)

                                                                 EQUITY        MID-CAP       MID-CAP      SMALL-CAP
                                                                 GROWTH         VALUE        GROWTH         VALUE
                                                              ------------   -----------   -----------   -----------
ASSETS:
Investment in Series Portfolio, at value (Note 2)...........  $505,918,731   $86,114,431   $38,275,398   $19,493,631
Receivable for Fund shares sold.............................       496,005       152,876        43,964        24,267
Receivable for fee reimbursements...........................        29,361        10,160         5,695         3,682
                                                              ------------   -----------   -----------   -----------
Total assets................................................   506,444,097    86,277,467    38,325,057    19,521,580
                                                              ------------   -----------   -----------   -----------
LIABILITIES:
Payable for Fund shares redeemed............................       121,801        19,097        58,485         2,946
Accrued expenses............................................        37,173         5,440         3,612         3,084
Distribution fees...........................................       102,894        17,010         7,721         3,969
Administration fees.........................................        20,579         3,402         1,544           794
                                                              ------------   -----------   -----------   -----------
Total liabilities...........................................       282,447        44,949        71,362        10,793
                                                              ------------   -----------   -----------   -----------
NET ASSETS..................................................  $506,161,650   $86,232,518   $38,253,695   $19,510,787
                                                              ============   ===========   ===========   ===========
NET ASSETS CONSIST OF:
Paid-in capital.............................................  $460,883,636   $74,488,829   $32,476,176   $18,125,332
Undistributed (accumulated) net investment
  income (loss) allocated from Series Portfolio.............       209,905       381,363      (107,154)      (10,307)
Undistributed (accumulated) net realized gains
  (losses) allocated from Series Portfolio..................    (6,526,786)    6,388,989       999,566     1,157,285
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies
  allocated from Series Portfolio...........................            --        (4,448)           --            --
Net unrealized appreciation (depreciation) on securities,
  futures,
  written and purchased options, and short sales
  allocated from Series Portfolio...........................    51,594,895     4,977,785     4,885,107       238,477
                                                              ------------   -----------   -----------   -----------
NET ASSETS..................................................  $506,161,650   $86,232,518   $38,253,695   $19,510,787
                                                              ============   ===========   ===========   ===========
OUTSTANDING SHARES, $0.00001 PAR VALUE
  PER SHARE, UNLIMITED NUMBER OF SHARES
  OF BENEFICIAL INTEREST AUTHORIZED.........................    74,781,038     5,676,177     3,335,578     1,289,345
                                                              ============   ===========   ===========   ===========
NET ASSET VALUE PER SHARE*..................................  $       6.77   $     15.19   $     11.47   $     15.13
                                                              ============   ===========   ===========   ===========

---------------

* Net asset value per share equals Net assets/Outstanding shares.

                       See notes to financial statements.

            SPECIAL       SMALL-CAP    AGGRESSIVE    HIGH YIELD    INTERNATIONAL      STOCK
             EQUITY        GROWTH        EQUITY         BOND          EQUITY          INDEX
          ------------   -----------   -----------   -----------   -------------   ------------

          $126,056,569   $12,947,427   $31,034,312   $43,784,032   $251,302,141    $531,419,136
               123,330        11,700         8,352         4,398        289,102         203,304
                 8,798         3,429         4,495         5,022         13,598          31,343
          ------------   -----------   -----------   -----------   ------------    ------------
           126,188,697    12,962,556    31,047,159    43,793,452    251,604,841     531,653,783
          ------------   -----------   -----------   -----------   ------------    ------------

               168,882            --        29,871         5,578         84,390              --
                 7,129         4,409         1,134         2,263         14,442          37,333
                25,173         2,651         6,030         8,798         49,878         105,632
                 5,035           530         1,206         1,760          9,976          21,127
          ------------   -----------   -----------   -----------   ------------    ------------
               206,219         7,590        38,241        18,399        158,686         164,092
          ------------   -----------   -----------   -----------   ------------    ------------
          $125,982,478   $12,954,966   $31,008,918   $43,775,053   $251,446,155    $531,489,691
          ============   ===========   ===========   ===========   ============    ============

          $118,495,690   $12,793,291   $32,192,678   $42,949,260   $224,032,621    $574,115,889
               (69,040)      (40,254)      (59,578)      107,404        476,646         474,708
            11,387,607       (55,326)     (702,691)      211,171      5,560,545     (13,004,323)
                    (1)           --            --           (76)      (440,017)             --
            (3,831,778)      257,255      (421,491)      507,294     21,816,360     (30,096,583)
          ------------   -----------   -----------   -----------   ------------    ------------
          $125,982,478   $12,954,966   $31,008,918   $43,775,053   $251,446,155    $531,489,691
          ============   ===========   ===========   ===========   ============    ============
            11,501,447     1,064,301     5,901,338     4,685,832     31,054,770      66,808,865
          ============   ===========   ===========   ===========   ============    ============
          $      10.95   $     12.17   $      5.25   $      9.34   $       8.10    $       7.96
          ============   ===========   ===========   ===========   ============    ============

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                            STATEMENTS OF OPERATIONS

                       FOR THE PERIOD ENDED JUNE 30, 2005

                                  (UNAUDITED)

                                                                              HIGH      INTERMEDIATE
                                                                MONEY       QUALITY      GOVERNMENT
                                                                MARKET        BOND          BOND
                                                              ----------   ----------   ------------
INVESTMENT INCOME ALLOCATED FROM SERIES PORTFOLIOS (NOTE 2):
Interest income.............................................  $2,409,112   $1,858,123     $127,862
Securities lending income (net).............................          --        1,307        1,358
Dividend income.............................................          --           --           --
Expenses....................................................    (241,659)    (196,377)     (14,420)
                                                              ----------   ----------     --------
Net investment income (loss) allocated from Series
  Portfolios................................................   2,167,453    1,663,053      114,800
                                                              ----------   ----------     --------
EXPENSES (NOTES 2 AND 3):
Distribution fees...........................................     219,635      128,478        8,984
Administration fees.........................................      43,927       25,696        1,797
Registration fees...........................................      12,928       10,036        8,126
Fund accounting fees........................................       4,913        4,913        4,913
Audit fees..................................................       3,487        3,530        3,544
Legal fees..................................................       3,142        1,599           90
Trustee fees................................................         561          287           45
Dues and subscriptions......................................       1,319          743          108
Reports to shareholders.....................................      10,530        5,304          371
                                                              ----------   ----------     --------
Total expenses..............................................     300,442      180,586       27,978
Expenses reimbursed.........................................    (102,625)     (42,791)     (19,039)
                                                              ----------   ----------     --------
Net expenses................................................     197,817      137,795        8,939
                                                              ----------   ----------     --------
NET INVESTMENT INCOME (LOSS)................................   1,969,636    1,525,258      105,861
                                                              ----------   ----------     --------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS (NOTE
  2):
Net realized gains (losses) allocated from Series Portfolios on:
    Securities..............................................          84     (132,329)     (10,515)
    Futures, written and purchased options and short
      sales.................................................          --           --           --
    Foreign currency transactions...........................          --           --           --
Change in net unrealized appreciation (depreciation) from
  Series Portfolios on:
    Securities..............................................          --     (290,588)      17,321
    Futures, written and purchased options and short
      sales.................................................          --           --           --
    Foreign currency translations...........................          --           --           --
                                                              ----------   ----------     --------
Net realized and unrealized gains (losses) on investments...          84     (422,917)       6,806
                                                              ----------   ----------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $1,969,720   $1,102,341     $112,667
                                                              ==========   ==========     ========

---------------

(1) Commencement of Operations, June 3, 2005.

 *  Less than $1.00.

                       See notes to financial statements.

                          TOTAL
              CORE       RETURN                  VALUE &                  GROWTH &
              BOND       BOND(1)   BALANCED       INCOME      VALUE(1)     INCOME
          ------------   -------   ---------   ------------   --------   -----------

           $5,584,346    $    4    $  87,473   $    128,950   $    --    $    11,211
               19,228        --          316         54,067        --          5,055
                   --        --       59,819      3,073,767         2        596,747
             (510,027)       --      (27,551)      (839,684)       --       (253,608)
           ----------    -------   ---------   ------------   -------    -----------
            5,093,547         4      120,057      2,417,100         2        359,405
           ----------    -------   ---------   ------------   -------    -----------

              330,584       --*       13,750        438,703       --*        100,007
               66,117       --*        2,750         87,741       --*         20,001
               10,615       784        8,326         10,960       784          8,776
                4,913       767        4,913          4,913       767          4,913
                3,356       966        3,516          3,286       966          3,521
                4,365        35          100          5,158        35          1,145
                  727         7           45            963         7            228
                1,788        31          106          2,351        31            599
               13,523        42          580         18,200        42          4,171
           ----------    -------   ---------   ------------   -------    -----------
              435,988     2,632       34,086        572,275     2,632        143,361
              (86,225)   (2,631)     (20,387)       (95,460)   (2,631)       (36,943)
           ----------    -------   ---------   ------------   -------    -----------
              349,763         1       13,699        476,815         1        106,418
           ----------    -------   ---------   ------------   -------    -----------
            4,743,784         3      106,358      1,940,285         1        252,987
           ----------    -------   ---------   ------------   -------    -----------

              565,828         2      485,470     21,097,754         1      1,603,117
               83,469        --       11,536             --        --           (659)
             (945,602)       --      (13,319)            --        --            (14)

              297,006        (4)    (507,041)   (19,260,754)       14     (1,928,746)
             (170,178)       --       (6,252)            --        --         (4,406)
            1,083,091        --       23,396             --        --             --
           ----------    -------   ---------   ------------   -------    -----------
              913,614        (2)      (6,210)     1,837,000        15       (330,708)
           ----------    -------   ---------   ------------   -------    -----------
           $5,657,398    $    1    $ 100,148   $  3,777,285   $    16    $   (77,721)
           ==========    =======   =========   ============   =======    ===========

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                       FOR THE PERIOD ENDED JUNE 30, 2005

                                  (UNAUDITED)

                                                                 EQUITY        MID-CAP      MID-CAP      SMALL-CAP
                                                                 GROWTH         VALUE        GROWTH        VALUE
                                                              ------------   -----------   ----------   -----------
INVESTMENT INCOME ALLOCATED FROM SERIES PORTFOLIOS (NOTE 2):
Interest income.............................................  $    167,346   $    51,691   $   13,869   $    11,175
Securities lending income (net).............................        22,298        12,586        5,917         1,503
Dividend income.............................................     2,261,288       808,765       40,331        78,083
Expenses....................................................    (1,537,401)     (263,327)    (132,231)      (78,191)
                                                              ------------   -----------   ----------   -----------
Net investment income (loss) allocated from Series
  Portfolios................................................       913,531       609,715      (72,114)       12,570
                                                              ------------   -----------   ----------   -----------
EXPENSES (NOTES 2 AND 3):
Distribution fees...........................................       593,955        93,939       44,019        22,970
Administration fees.........................................       118,791        18,788        8,804         4,594
Registration fees...........................................        12,845         4,485        4,661         2,312
Fund accounting fees........................................         4,913         4,913        4,913         4,913
Audit fees..................................................         3,032         3,540        3,540         3,530
Legal fees..................................................         7,513           961          496           300
Trustee fees................................................         1,320           205           99            52
Dues and subscriptions......................................         3,157           565          300           228
Reports to shareholders.....................................        24,562         3,988        1,886           978
                                                              ------------   -----------   ----------   -----------
Total expenses..............................................       770,088       131,384       68,718        39,877
Expenses reimbursed.........................................      (168,568)      (56,419)     (33,678)      (17,000)
                                                              ------------   -----------   ----------   -----------
Net expenses................................................       601,520        74,965       35,040        22,877
                                                              ------------   -----------   ----------   -----------
NET INVESTMENT INCOME (LOSS)................................       312,011       534,750     (107,154)      (10,307)
                                                              ------------   -----------   ----------   -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS (NOTE
  2):
Net realized gains (losses) allocated from Series Portfolios on:
    Securities..............................................     5,708,159     5,572,378      776,604     1,117,829
    Futures, written and purchased options and short
      sales.................................................            --            --           --            --
    Foreign currency transactions...........................            --            --           --            --
Change in net unrealized appreciation (depreciation) from
  Series Portfolios on:
    Securities..............................................   (13,731,892)   (3,784,620)     259,070    (2,141,637)
    Futures, written and purchased options and short
      sales.................................................            --            --           --            --
    Foreign currency translations...........................        (6,013)       (4,448)          --            --
                                                              ------------   -----------   ----------   -----------
Net realized and unrealized gains (losses) on investments...    (8,029,746)    1,783,310    1,035,674    (1,023,808)
                                                              ------------   -----------   ----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................  $ (7,717,735)  $ 2,318,060   $  928,520   $(1,034,115)
                                                              ============   ===========   ==========   ===========

---------------

(1) Commencement of Operations, June 3, 2005.

                       See notes to financial statements.

            SPECIAL     SMALL-CAP   AGGRESSIVE    HIGH YIELD   INTERNATIONAL      STOCK
            EQUITY       GROWTH       EQUITY         BOND         EQUITY          INDEX
          -----------   ---------   -----------   ----------   -------------   ------------
          $    46,585   $  6,087    $     3,980   $1,626,710   $     41,890    $    151,009
               27,959      5,221          2,600          --         145,405         111,067
              478,654     15,638         68,928      10,003       4,458,933       4,269,397
             (474,892)   (52,773)      (103,247)   (118,454)     (1,006,683)       (121,152)
          -----------   ---------   -----------   ----------   ------------    ------------
               78,306    (25,827)       (27,739)  1,518,259       3,639,545       4,410,321
          -----------   ---------   -----------   ----------   ------------    ------------
              141,418     14,609         32,164      49,459         288,281         604,205
               28,284      2,922          6,433       9,892          57,656         120,841
                8,758      3,613          8,315       8,437          10,051          12,037
                4,913      4,913          4,913       4,913           4,913           7,414
                3,515      3,545          3,526       3,542           3,489           1,546
                1,555        113            284         464           3,855           7,515
                  320         45             46          63             629           1,346
                  804        170            234         319           1,588           3,270
                5,970        541          1,354       2,046          12,098          25,189
          -----------   ---------   -----------   ----------   ------------    ------------
              195,537     30,471         57,269      79,135         382,560         783,363
              (47,993)   (16,044)       (25,430)    (29,429)        (62,840)       (179,351)
          -----------   ---------   -----------   ----------   ------------    ------------
              147,544     14,427         31,839      49,706         319,720         604,012
          -----------   ---------   -----------   ----------   ------------    ------------
              (69,238)   (40,254)       (59,578)  1,468,553       3,319,825       3,806,309
          -----------   ---------   -----------   ----------   ------------    ------------
            7,314,055    (24,142)       505,855     152,652       3,532,162       5,836,706
               (8,775)        --             --          --              --         537,371
                  (32)        --             --       8,532        (102,300)             --
           (3,875,002)  (357,276)    (1,167,769)  (1,385,481)   (12,903,001)    (13,722,439)
                5,500         --             --          --              --        (213,398)
                   13         --             --        (391)        (57,600)             --
          -----------   ---------   -----------   ----------   ------------    ------------
            3,435,759   (381,418)      (661,914)  (1,224,688)    (9,530,739)     (7,561,760)
          -----------   ---------   -----------   ----------   ------------    ------------
          $ 3,366,521   $(421,672)  $  (721,492)  $ 243,865    $ (6,210,914)   $ (3,755,451)
          ===========   =========   ===========   ==========   ============    ============

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                      STATEMENTS OF CHANGES IN NET ASSETS

                       FOR THE PERIOD ENDED JUNE 30, 2005

                                  (UNAUDITED)

                                                                                 HIGH       INTERMEDIATE
                                                                 MONEY         QUALITY       GOVERNMENT
                                                                 MARKET          BOND           BOND
                                                              ------------   ------------   ------------
FROM OPERATIONS:
Net investment income (loss)................................  $  1,969,636   $  1,525,258    $  105,861
Net realized gains (losses) allocated from Series Portfolios on:
Securities..................................................            84       (132,329)      (10,515)
Futures, written and purchased options and short sales......            --             --            --
Foreign currency transactions...............................            --             --            --
Change in net unrealized appreciation (depreciation)
  allocated
  from Series Portfolios on:
Securities..................................................            --       (290,588)       17,321
Futures, written and purchased options and short sales......            --             --            --
Foreign currency translations...............................            --             --            --
                                                              ------------   ------------    ----------
Net increase (decrease) in net assets
  resulting from operations.................................     1,969,720      1,102,341       112,667
                                                              ------------   ------------    ----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
Net investment income.......................................    (1,789,771)    (1,513,611)      (98,004)
                                                              ------------   ------------    ----------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Shares sold.................................................   386,172,007     33,545,471     2,182,914
Shares issued on reinvestment of dividends and
  distributions.............................................     1,789,771      1,513,611        98,004
Shares redeemed.............................................  (355,119,182)   (11,568,975)     (830,780)
                                                              ------------   ------------    ----------
Net increase (decrease) in net assets from capital share
  transactions..............................................    32,842,596     23,490,107     1,450,138
                                                              ------------   ------------    ----------
Total increase (decrease) in net assets.....................    33,022,545     23,078,837     1,464,801
NET ASSETS:
Beginning of period.........................................   208,985,279     85,620,041     6,717,237
                                                              ------------   ------------    ----------
End of period...............................................  $242,007,824   $108,698,878    $8,182,038
                                                              ============   ============    ==========
Undistributed (accumulated) net investment income (loss)....  $    262,697   $     31,950    $    7,857
                                                              ============   ============    ==========

---------------

(1)  Commencement of Operations, June 3, 2005.

                       See notes to financial statements.

                          TOTAL
              CORE        RETURN                    VALUE &                   GROWTH &
              BOND       BOND (1)    BALANCED        INCOME      VALUE(1)      INCOME
          ------------   --------   -----------   ------------   ---------   -----------

          $  4,743,784    $    3    $   106,358   $  1,940,285    $    1     $   252,987

               565,828         2        485,470     21,097,754         1       1,603,117
                83,469        --         11,536             --        --            (659)
              (945,602)       --        (13,319)            --        --             (14)

               297,006        (4)      (507,041)   (19,260,754)       14      (1,928,746)
              (170,178)       --         (6,252)            --        --          (4,406)
             1,083,091        --         23,396             --        --              --
          ------------    ------    -----------   ------------    ------     -----------

             5,657,398         1        100,148      3,777,285        16         (77,721)
          ------------    ------    -----------   ------------    ------     -----------

            (4,478,472)       --        (98,299)    (1,921,621)       --        (231,868)
          ------------    ------    -----------   ------------    ------     -----------

            83,095,195     1,000      1,795,046    120,291,532     1,000      18,885,221
             4,478,472        --         98,299      1,921,621        --         231,868
           (17,864,377)       --       (908,407)   (25,652,473)       --      (3,192,148)
          ------------    ------    -----------   ------------    ------     -----------
            69,709,290     1,000        984,938     96,560,680     1,000      15,924,941
          ------------    ------    -----------   ------------    ------     -----------
            70,888,216     1,001        986,787     98,416,344     1,016      15,615,352

           214,638,139        --     10,987,001    295,516,468        --      75,909,125
          ------------    ------    -----------   ------------    ------     -----------
          $285,526,355    $1,001    $11,973,788   $393,932,812    $1,016     $91,524,477
          ============    ======    ===========   ============    ======     ===========
          $  1,290,398    $    3    $    26,599   $     43,729    $    1     $    44,919
          ============    ======    ===========   ============    ======     ===========

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                       FOR THE PERIOD ENDED JUNE 30, 2005

                                  (UNAUDITED)

                                                                 EQUITY        MID-CAP        MID-CAP       SMALL-CAP
                                                                 GROWTH         VALUE          GROWTH         VALUE
                                                              ------------   ------------   ------------   ------------
FROM OPERATIONS:
Net investment income (loss)................................  $    312,011   $    534,750   $   (107,154)  $    (10,307)
Net realized gains (losses) allocated from Series Portfolios on:
Securities..................................................     5,708,159      5,572,378        776,604      1,117,829
Futures, written and purchased options and short sales......            --             --             --             --
Foreign currency transactions...............................            --             --             --             --
Change in net unrealized appreciation (depreciation)
  allocated
  from Series Portfolios on:
Securities..................................................   (13,731,892)    (3,784,620)       259,070     (2,141,637)
Futures, written and purchased options and short sales......            --             --             --             --
Foreign currency translations...............................        (6,013)        (4,448)            --             --
                                                              ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
  resulting from operations.................................    (7,717,735)     2,318,060        928,520     (1,034,115)
                                                              ------------   ------------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
Net investment income.......................................      (256,142)      (286,000)            --             --
                                                              ------------   ------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Shares sold.................................................   148,709,445     26,640,077      8,535,976      7,125,299
Shares issued on reinvestment of dividends and
  distributions.............................................       256,142        286,000             --             --
Shares redeemed.............................................   (42,123,634)    (8,570,645)    (3,391,372)    (2,369,751)
                                                              ------------   ------------   ------------   ------------
Net increase (decrease) in net assets from capital share
  transactions..............................................   106,841,953     18,355,432      5,144,604      4,755,548
                                                              ------------   ------------   ------------   ------------
Total increase (decrease) in net assets.....................    98,868,076     20,387,492      6,073,124      3,721,433
NET ASSETS:
Beginning of period.........................................   407,293,574     65,845,026     32,180,571     15,789,354
                                                              ------------   ------------   ------------   ------------
End of period...............................................  $506,161,650   $ 86,232,518   $ 38,253,695   $ 19,510,787
                                                              ============   ============   ============   ============
Undistributed (accumulated) net investment income (loss)....  $    209,905   $    381,363   $   (107,154)  $    (10,307)
                                                              ============   ============   ============   ============

---------------

(1) Commencement of Operations, June 3, 2005.

                       See notes to financial statements.

            SPECIAL       SMALL-CAP    AGGRESSIVE     HIGH YIELD    INTERNATIONAL      STOCK
             EQUITY        GROWTH        EQUITY          BOND          EQUITY          INDEX
          ------------   -----------   -----------   ------------   -------------   ------------

          $    (69,238)  $   (40,254)  $   (59,578)  $  1,468,553   $  3,319,825    $  3,806,309

             7,314,055       (24,142)      505,855        152,652      3,532,162       5,836,706
                (8,775)           --            --             --             --         537,371
                   (32)           --            --          8,532       (102,300)             --

            (3,875,002)     (357,276)   (1,167,769)    (1,385,481)   (12,903,001)    (13,722,439)
                 5,500            --            --             --             --        (213,398)
                    13            --            --           (391)       (57,600)             --
          ------------   -----------   -----------   ------------   ------------    ------------
             3,366,521      (421,672)     (721,492)       243,865     (6,210,914)     (3,755,451)
          ------------   -----------   -----------   ------------   ------------    ------------
                    --            --            --     (1,361,534)    (3,056,962)     (3,544,594)
          ------------   -----------   -----------   ------------   ------------    ------------
            38,500,020     5,831,247     9,017,321     12,437,537     80,178,397     130,455,327
                    --            --            --      1,361,534      3,056,962       3,544,594
           (18,548,229)     (945,300)   (3,337,762)    (3,183,115)   (19,292,326)    (35,317,701)
          ------------   -----------   -----------   ------------   ------------    ------------
            19,951,791     4,885,947     5,679,559     10,615,956     63,943,033      98,682,220
          ------------   -----------   -----------   ------------   ------------    ------------
            23,318,312     4,464,275     4,958,067      9,498,287     54,675,157      91,382,175
           102,664,166     8,490,691    26,050,851     34,276,766    196,770,998     440,107,516
          ------------   -----------   -----------   ------------   ------------    ------------
          $125,982,478   $12,954,966   $31,008,918   $ 43,775,053   $251,446,155    $531,489,691
          ============   ===========   ===========   ============   ============    ============
          $    (69,040)  $   (40,254)  $   (59,578)  $    107,404   $    476,646    $    474,708
          ============   ===========   ===========   ============   ============    ============

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                            HIGH       INTERMEDIATE
                                            MONEY         QUALITY       GOVERNMENT        CORE                       VALUE &
                                           MARKET           BOND           BOND           BOND        BALANCED        INCOME
                                        -------------   ------------   ------------   ------------   -----------   ------------
FROM OPERATIONS:
Net investment income (loss)..........  $   1,462,406   $  2,085,669   $   135,298    $  6,156,500   $   222,533   $  3,519,418
Net realized gains (losses) allocated
  from Series Portfolios on:
  Securities..........................        (11,597)        13,413       (14,553)      2,067,963       788,672     12,381,976
  Futures, written options and short
    sales.............................             --             --            --         288,309         2,156             --
  Foreign currency transactions.......             --             --            --         150,000       (20,853)            --
Change in net unrealized appreciation
  (depreciation) allocated from Series
  Portfolios on:
  Securities..........................             --     (1,231,375)      (39,993)     (1,146,940)     (195,873)    13,849,435
  Futures, written options and short
    sales.............................             --             --            --         224,828        13,452             --
  Foreign currency translations.......             --             --            --         226,869        14,177             --
                                        -------------   ------------   -----------    ------------   -----------   ------------
Net increase (decrease) in net assets
  resulting from operations...........      1,450,809        867,707        80,752       7,967,529       824,264     29,750,829
                                        -------------   ------------   -----------    ------------   -----------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM (NOTE 2):
Net investment income.................     (1,383,160)    (2,285,759)     (136,489)     (7,874,462)     (249,133)    (3,494,353)
Net realized gains from investment
  transactions........................             --             --            --        (409,779)           --     (6,300,489)
Tax return of capital.................             --             --          (604)             --            --             --
                                        -------------   ------------   -----------    ------------   -----------   ------------
Total dividends and distributions.....     (1,383,160)    (2,285,759)     (137,093)     (8,284,241)     (249,133)    (9,794,842)
                                        -------------   ------------   -----------    ------------   -----------   ------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Shares sold...........................    545,730,028     32,510,486     4,627,130      84,991,222     2,273,558    123,646,747
Shares issued on reinvestment of
  dividends and distributions.........      1,383,160      2,285,759       137,093       8,284,241       249,133      9,794,842
Shares redeemed.......................   (470,969,454)   (18,327,792)   (3,283,804)    (28,047,427)   (5,504,556)   (31,315,419)
                                        -------------   ------------   -----------    ------------   -----------   ------------
Net increase (decrease) in net assets
  resulting from capital
  share transactions..................     76,143,734     16,468,453     1,480,419      65,228,036    (2,981,865)   102,126,170
                                        -------------   ------------   -----------    ------------   -----------   ------------
Total increase (decrease) in net
  assets..............................     76,211,383     15,050,401     1,424,078      64,911,324    (2,406,734)   122,082,157
NET ASSETS:
Beginning of year.....................    132,773,896     70,569,640     5,293,159     149,726,815    13,393,735    173,434,311
                                        -------------   ------------   -----------    ------------   -----------   ------------
End of year...........................  $ 208,985,279   $ 85,620,041   $ 6,717,237    $214,638,139   $10,987,001   $295,516,468
                                        =============   ============   ===========    ============   ===========   ============
Undistributed (accumulated) net
  investment income (loss)............  $      82,832   $     20,303   $        --    $  1,025,086   $    18,540   $     25,065
                                        =============   ============   ===========    ============   ===========   ============


                                          GROWTH &        EQUITY
                                           INCOME         GROWTH
                                        ------------   ------------
FROM OPERATIONS:
Net investment income (loss)..........  $    640,618   $  1,547,538
Net realized gains (losses) allocated
  from Series Portfolios on:
  Securities..........................     6,749,250      5,174,083
  Futures, written options and short
    sales.............................        13,352             --
  Foreign currency transactions.......            --        (31,384)
Change in net unrealized appreciation
  (depreciation) allocated from Series
  Portfolios on:
  Securities..........................      (362,884)    22,191,444
  Futures, written options and short
    sales.............................        (1,278)            --
  Foreign currency translations.......            --         39,240
                                        ------------   ------------
Net increase (decrease) in net assets
  resulting from operations...........     7,039,058     28,920,921
                                        ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM (NOTE 2):
Net investment income.................      (618,958)    (1,401,573)
Net realized gains from investment
  transactions........................    (1,910,300)            --
Tax return of capital.................            --             --
                                        ------------   ------------
Total dividends and distributions.....    (2,529,258)    (1,401,573)
                                        ------------   ------------
CAPITAL SHARE TRANSACTIONS (NOTE 6):
Shares sold...........................    24,421,330    141,342,636
Shares issued on reinvestment of
  dividends and distributions.........     2,529,258      1,401,573
Shares redeemed.......................   (11,830,982)   (56,529,534)
                                        ------------   ------------
Net increase (decrease) in net assets
  resulting from capital
  share transactions..................    15,119,606     86,214,675
                                        ------------   ------------
Total increase (decrease) in net
  assets..............................    19,629,406    113,734,023
NET ASSETS:
Beginning of year.....................    56,279,719    293,559,551
                                        ------------   ------------
End of year...........................  $ 75,909,125   $407,293,574
                                        ============   ============
Undistributed (accumulated) net
  investment income (loss)............  $     23,800   $    154,036
                                        ============   ============

                       See notes to financial statements.

    MID-CAP         MID-CAP      SMALL-CAP      SPECIAL       SMALL-CAP    AGGRESSIVE    HIGH YIELD    INTERNATIONAL      STOCK
     VALUE          GROWTH         VALUE         EQUITY        GROWTH        EQUITY         BOND          EQUITY          INDEX
---------------   -----------   -----------   ------------   -----------   -----------   -----------   -------------   ------------
   $    277,116   $  (146,714)  $     9,956   $    (93,170)  $   (55,440)  $  (150,703)  $ 2,210,394   $  2,414,458    $  6,514,208
      6,508,198     2,050,458       992,987     17,299,404       647,265     2,919,191       202,584     14,779,495      70,106,159
             --            --            --         27,969            --            --            --             --         289,254
             --            --            --           (106)           --            --        (3,868)      (145,871)             --
      4,577,059     2,118,754     1,474,420     (7,390,513)      108,981      (433,574)      426,870     13,181,590     (37,348,482)
             --            --            --         (6,701)           --            --            --             --         (69,261)
             --            --            --            (14)           --            --           315        172,790              --
   ------------   -----------   -----------   ------------   -----------   -----------   -----------   ------------    ------------
                    4,022,498     2,477,363      9,836,869       700,806     2,334,914     2,836,295     30,402,462      39,491,878
     11,362,373
   ------------   -----------   -----------   ------------   -----------   -----------   -----------   ------------    ------------
     (5,617,768)           --      (326,991)            --            --            --    (2,195,043)    (2,527,449)     (6,367,449)
               )           --      (479,434)            --      (433,237)           --      (248,938)    (8,548,488)             --
     (1,022,697
             --            --            --             --            --            --            --             --              --
   ------------   -----------   -----------   ------------   -----------   -----------   -----------   ------------    ------------
     (6,640,465)           --      (806,425)            --      (433,237)           --    (2,443,981)   (11,075,937)     (6,367,449)
   ------------   -----------   -----------   ------------   -----------   -----------   -----------   ------------    ------------
     33,382,639     8,884,580     8,356,875     48,580,792     3,307,898    20,844,335    15,735,427     63,166,905      89,103,026
                           --       806,425             --       433,237            --     2,443,981     11,075,937       6,367,449
      6,640,465
    (11,281,428)   (8,155,940)   (2,984,502)   (25,653,134)   (1,644,234)   (9,448,229)   (4,668,775)   (18,876,698)    (14,170,059)
   ------------   -----------   -----------   ------------   -----------   -----------   -----------   ------------    ------------
                      728,640     6,178,798     22,927,658     2,096,901    11,396,106    13,510,633     55,366,144      81,300,416
     28,741,676
   ------------   -----------   -----------   ------------   -----------   -----------   -----------   ------------    ------------
     33,463,584     4,751,138     7,849,736     32,764,527     2,364,470    13,731,020    13,902,947     74,692,669     114,424,845
     32,381,442    27,429,433     7,939,618     69,899,639     6,126,221    12,319,831    20,373,819    122,078,329     325,682,671
   ------------   -----------   -----------   ------------   -----------   -----------   -----------   ------------    ------------
   $ 65,845,026   $32,180,571   $15,789,354   $102,664,166   $ 8,490,691   $26,050,851   $34,276,766   $196,770,998    $440,107,516
   ============   ===========   ===========   ============   ===========   ===========   ===========   ============    ============
   $    132,613   $        --   $        --   $        198   $        --   $        --   $       385   $    213,783    $    212,993
   ============   ===========   ===========   ============   ===========   ===========   ===========   ============    ============

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

1. ORGANIZATION

The Diversified Investors Funds Group II (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is composed of twenty-four different series that are, in effect, separate investment funds. Nineteen of the series are doing business as the Diversified Institutional Funds Group and are represented herein as follows: the Money Market Fund, the High Quality Bond Fund, the Intermediate Government Bond Fund, the Core Bond Fund, the Total Return Bond Fund, the Balanced Fund, the Value & Income Fund, the Value Fund, the Growth & Income Fund, the Equity Growth Fund, the Mid-Cap Value Fund, the Mid-Cap Growth Fund, the Small-Cap Value Fund, the Special Equity Fund, the Small-Cap Growth Fund, the Aggressive Equity Fund, the High Yield Bond Fund, the International Equity Fund and the Stock Index Fund (individually, a "Fund" and collectively, the "Funds"). The Trust established and designated each of the Funds as separate series on September 11, 2000, with the exception of the Mid-Cap Value Fund which was established on October, 11, 2001, the Mid-Cap Growth Fund which was established on November 7, 2001, the Small-Cap Value Fund which was established on January 23, 2003, the Small-Cap Growth Fund which was established on May 29, 2003, and the Total Return Bond Fund and the Value Fund which were both established on June 3, 2005. Each Fund, with the exception of the Stock Index Fund, seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of Diversified Investors Portfolios (the "Series Portfolio") having the same investment objective of the Fund. For information on the investments made by the Series Portfolio, refer to the Portfolio Composition section of the financial statements of the Series Portfolio, which accompanies this report. The Stock Index Fund seeks to achieve its investment objective by investing all of its investable assets in the Master Investment Portfolio -- S&P 500 Index Master Portfolio (the "Master Investment Portfolio"/"MIP") having the same investment objective of the Fund. The Series Portfolio and the Master Investment Portfolio are open-end management investment companies registered under the 1940 Act.

At June 30, 2005, each Fund's investment in the corresponding Series Portfolios /Master Investment Portfolio was as follows:

                                                                  PERCENTAGE OF
FUND                                                          INTEREST IN PORTFOLIOS
----                                                          ----------------------
Money Market................................................          27.19
High Quality Bond...........................................          14.48
Intermediate Government Bond................................           3.48
Core Bond...................................................          15.25
Total Return Bond...........................................           0.00*
Balanced....................................................           2.93
Value & Income..............................................          13.94
Value.......................................................           0.01
Growth & Income.............................................           8.37
Equity Growth...............................................          21.87
Mid-Cap Value...............................................          17.11
Mid-Cap Growth..............................................          16.81
Small-Cap Value.............................................          10.28
Special Equity..............................................          10.08
Small-Cap Growth............................................          11.31
Aggressive Equity...........................................           8.44
High Yield Bond.............................................          11.72
International Equity........................................          17.46
Stock Index.................................................          22.55

---------------

* Less than 0.005%

The financial statements of the Series Portfolio and the Master Investment Portfolio, including the Portfolio of Investments, accompany this report and should be read in conjunction with the Funds' financial statements.

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

     A. INVESTMENT VALUATION:

The value of each Fund's investment in a corresponding series of the Series Portfolio or the Master Investment Portfolio reflects that Fund's proportional interest in the net assets of the corresponding series of the Series Portfolio or Master Investment Portfolio.

The valuation policy of the securities held by the Series Portfolio is discussed in Note 2A of the Series Portfolio's notes to financial statements, which accompany this report.

The valuation policy of the securities held by the Master Investment Portfolio is discussed in Note 1 of the Master Investment Portfolio's notes to financial statements, which accompany this report.

     B. INVESTMENT INCOME:

Each Fund is allocated its share of income and expenses from its investment in the corresponding series of the Series Portfolio or the Master Investment Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Series Portfolio or the Master Investment Portfolio are allocated pro rata among the investors and recorded by the Funds on a daily basis.

     C. DIVIDENDS AND DISTRIBUTIONS:

Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, will normally be declared quarterly and annually, respectively, and reinvested in additional shares.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes and may result in reclassification among certain capital accounts.

     D. FEDERAL INCOME TAXES:

Each Fund of the Trust is a separate entity for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

For federal income tax purposes, the Funds indicated below had capital loss carryforwards at December 31, 2004, which are available to offset future realized capital gains, if any:

                                                                   CAPITAL LOSS            EXPIRATION
                           FUND                                    CARRYFORWARD               DATE
                           ----                              -------------------------   ---------------
Money Market...............................................         $    11,597                2012
High Quality Bond..........................................              59,889                2010
                                                                        123,692                2011
                                                                        282,660                2012
Intermediate Government Bond...............................              22,861                2012
Balanced...................................................             415,365                2010
                                                                        128,508                2011
Equity Growth..............................................           2,576,181                2010
                                                                      1,138,820                2011
Aggressive Equity..........................................           1,182,565                2010
Stock Index................................................             178,681                2008
                                                                      1,336,661                2009
                                                                      8,596,420                2010
                                                                      1,503,143                2011
                                                                        718,867                2012

     E. OPERATING EXPENSES:

The Trust accounts separately for the assets, liabilities and operations of each of the Funds. Expenses directly attributable to a Fund are charged to that Fund, while expenses attributable to all Funds are allocated based on relative net assets or another methodology appropriate in the circumstances.

     F. OTHER:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Administrative Services Agreement with Diversified Investment Advisors, Inc. (the "Advisor"), an indirect, wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"), under which the Advisor provides administration and transfer agency services. AEGON is a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON is an indirect, wholly-owned subsidiary of AEGON NV, a corporation based in The Netherlands which is a publicly traded international insurance group. For providing these services, facilities and for bearing the related expenses, the Advisor receives a monthly fee from the Funds which is accrued daily and payable monthly at the annual rate equal to 0.05% of each Fund's average daily net assets. For these services, the Advisor earned an aggregate of $625,034 for the period ended June 30, 2005. The Advisor is also the Advisor to the Series Portfolio and accordingly the net assets of the Series Portfolio will reflect the fees and other expenses paid to the Advisor.

The Trust has also entered into a Distribution Agreement with Diversified Investors Securities Corp. (the "Distributor"), a wholly-owned subsidiary of the Advisor. Pursuant to Rule 12b-1 of the 1940 Act, the

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                                  (UNAUDITED)

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

Distributor may receive a fee from each Fund at an annual rate not to exceed 0.25% of each Fund's average daily net assets as reimbursement for expenses incurred in connection with the sale of shares of the Funds. The aggregate distribution fees incurred by the Funds amounted to $3,125,160 for the period ended June 30, 2005.

The Advisor and Distributor have voluntarily undertaken to reimburse expenses of each Fund, to the extent necessary, to limit expenses to a rate equal to the percentage specified in the table below of the corresponding Fund's average daily net assets, including the expenses of the Series Portfolio.

                            FUND                                    EXPENSE CAP
                            ----                              -----------------------
Money Market................................................   50 basis points (b.p.)
High Quality Bond...........................................   65 b.p.
Intermediate Government Bond................................   65 b.p.
Core Bond...................................................   65 b.p.
Total Return Bond...........................................   65 b.p.
Balanced....................................................   75 b.p.
Value & Income..............................................   75 b.p.
Value.......................................................   85 b.p.
Growth & Income.............................................   90 b.p.
Equity Growth...............................................   90 b.p.
Mid-Cap Value...............................................   90 b.p.
Mid-Cap Growth..............................................   95 b.p.
Small-Cap Value.............................................  110 b.p.
Special Equity..............................................  110 b.p.
Small-Cap Growth............................................  115 b.p.
Aggressive Equity...........................................  105 b.p.
High Yield Bond.............................................   85 b.p.
International Equity........................................  115 b.p.
Stock Index.................................................   30 b.p.

Of the fees earned by the Advisor and Distributor, $18,126 and $1,027,358 respectively, were reimbursed.

Certain trustees and officers of the Trust are also directors/trustees, officers or employees of the Advisor or its affiliates. None of the non-independent trustees so affiliated receive compensation for services as trustees of the Trust. Similarly, none of the Trust's officers receive compensation from the Funds. The independent trustees are also trustees of the affiliated funds for which they receive fees. Aggregate remuneration incurred for non-affiliated trustees of the Trust for the period ended June 30, 2005 amounted to $6,995.

4. LEGAL AND REGULATORY MATTERS

Diversified Investors Securities Corp. ("DISC") is the distributor for each of the Funds and a subsidiary of the Funds' investment advisor, Diversified Investment Advisors, Inc. ("DIA").

On February 18, 2005, DISC was notified by NASD staff that it had made a preliminary determination to recommend disciplinary action against DISC based on claims of alleged market timing activity in the Diversified Investors International Equity Fund (the "International Equity Fund") between July 1, 2003 and October 31, 2003. NASD staff contends that DISC facilitated certain shareholders' trading in the International Equity Fund in contravention of prospectus provisions that took effect on or about July 1, 2003, and otherwise violated NASD rules. NASD staff also has alleged that DISC violated certain record retention rules relating to email communications.

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                                  (UNAUDITED)

4. LEGAL AND REGULATORY MATTERS (CONTINUED)

DISC and DIA are continuing to provide information to the NASD and have also responded to requests for information from various governmental and self-regulatory agencies in connection with investigations related to mutual fund trading activities. DISC and DIA have cooperated fully with each request.

Although it is not anticipated that these developments will have an adverse effect on the Funds, there can be no assurance at this time.

5. CONCENTRATIONS AND INDEMNIFICATIONS

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. CAPITAL SHARE TRANSACTIONS

The Trust has an unlimited authorized number of shares (par value of $0.00001) which are presently divided into nineteen series of shares (one series underlying each Fund). The transactions in each of the Funds are as follows:

                                                                PERIOD ENDED         YEAR ENDED
                                                                JUNE 30, 2005     DECEMBER 31, 2004
                                                              -----------------   -----------------
                                                                   SHARES              SHARES
                                                              -----------------   -----------------
MONEY MARKET
Sold during period/year.....................................      38,383,381          54,359,799
Issued on reinvestment of dividends and distributions.......         178,218             137,876
Redeemed during period/year.................................     (35,295,383)        (46,927,066)
                                                                ------------        ------------
Net increase (decrease).....................................       3,266,216           7,570,609
                                                                ============        ============
HIGH QUALITY BOND
Sold during period/year.....................................       3,233,320           3,088,201
Issued on reinvestment of dividends and distributions.......         146,580             218,420
Redeemed during period/year.................................      (1,114,171)         (1,743,562)
                                                                ------------        ------------
Net increase (decrease).....................................       2,265,729           1,563,059
                                                                ============        ============
INTERMEDIATE GOVERNMENT BOND
Sold during period/year.....................................         226,130             476,236
Issued on reinvestment of dividends and distributions.......          10,195              14,144
Redeemed during period/year.................................         (86,154)           (338,128)
                                                                ------------        ------------
Net increase (decrease).....................................         150,171             152,252
                                                                ============        ============
CORE BOND
Sold during period/year.....................................       7,885,674           8,031,575
Issued on reinvestment of dividends and distributions.......         426,325             786,657
Redeemed during period/year.................................      (1,692,847)         (2,657,757)
                                                                ------------        ------------
Net increase (decrease).....................................       6,619,152           6,160,475
                                                                ============        ============

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                                  (UNAUDITED)

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)


                                                                PERIOD ENDED         YEAR ENDED
                                                                JUNE 30, 2005     DECEMBER 31, 2004
                                                              -----------------   -----------------
                                                                   SHARES              SHARES
                                                              -----------------   -----------------
TOTAL RETURN BOND (1)
Sold during period..........................................             100                  --
Issued on reinvestment of dividends and distributions.......              --                  --
Redeemed during period......................................              --                  --
                                                                ------------        ------------
Net increase (decrease).....................................             100                  --
                                                                ============        ============
BALANCED
Sold during period/year.....................................         195,626             257,165
Issued on reinvestment of dividends and distributions.......          10,538              27,766
Redeemed during period/year.................................         (99,699)           (626,991)
                                                                ------------        ------------
Net increase (decrease).....................................         106,465            (342,060)
                                                                ============        ============
VALUE & INCOME
Sold during period/year.....................................      10,520,597          11,306,337
Issued on reinvestment of dividends and distributions.......         163,234             862,767
Redeemed during period/year.................................      (2,240,508)         (2,875,737)
                                                                ------------        ------------
Net increase (decrease).....................................       8,443,323           9,293,367
                                                                ============        ============
VALUE (1)
Sold during period..........................................             100                  --
Issued on reinvestment of dividends and distributions.......              --                  --
Redeemed during period......................................              --                  --
                                                                ------------        ------------
Net increase (decrease).....................................             100                  --
                                                                ============        ============
GROWTH & INCOME
Sold during period/year.....................................       3,022,237           4,095,721
Issued on reinvestment of dividends and distributions.......          36,211             403,487
Redeemed during period/year.................................        (513,594)         (2,005,249)
                                                                ------------        ------------
Net increase (decrease)                                            2,544,854           2,493,959
                                                                ============        ============
EQUITY GROWTH
Sold during period/year.....................................      22,012,561          22,085,529
Issued on reinvestment of dividends and distributions.......          37,400             205,242
Redeemed during period/year.................................      (6,340,373)         (8,830,119)
                                                                ------------        ------------
Net increase (decrease).....................................      15,709,588          13,460,652
                                                                ============        ============
MID-CAP VALUE
Sold during period/year.....................................       1,806,239           2,323,912
Issued on reinvestment of dividends and distributions.......          18,751             453,264
Redeemed during period/year.................................        (581,528)           (784,288)
                                                                ------------        ------------
Net increase (decrease).....................................       1,243,462           1,992,888
                                                                ============        ============

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                                  (UNAUDITED)

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)


                                                                PERIOD ENDED         YEAR ENDED
                                                                JUNE 30, 2005     DECEMBER 31, 2004
                                                              -----------------   -----------------
                                                                   SHARES              SHARES
                                                              -----------------   -----------------
MID-CAP GROWTH
Sold during period/year.....................................         784,278             879,299
Issued on reinvestment of dividends and distributions.......              --                  --
Redeemed during period/year.................................        (308,807)           (825,789)
                                                                ------------        ------------
Net increase (decrease).....................................         475,471              53,510
                                                                ============        ============
SMALL-CAP VALUE
Sold during period/year.....................................         471,681             563,337
Issued on reinvestment of dividends and distributions.......              --              50,750
Redeemed during period/year.................................        (159,344)           (202,786)
                                                                ------------        ------------
Net increase (decrease).....................................         312,337             411,301
                                                                ============        ============
SPECIAL EQUITY
Sold during period/year.....................................       3,679,411           4,909,242
Issued on reinvestment of dividends and distributions.......              --                  --
Redeemed during period/year.................................      (1,784,059)         (2,649,779)
                                                                ------------        ------------
Net increase (decrease).....................................       1,895,352           2,259,463
                                                                ============        ============
SMALL-CAP GROWTH
Sold during period/year.....................................         483,035             265,926
Issued on reinvestment of dividends and distributions.......              --              34,521
Redeemed during period/year.................................         (79,357)           (144,357)
                                                                ------------        ------------
Net increase (decrease).....................................         403,678             156,090
                                                                ============        ============
AGGRESSIVE EQUITY
Sold during period/year.....................................       1,732,429           4,233,041
Issued on reinvestment of dividends and distributions.......              --                  --
Redeemed during period/year.................................        (650,056)         (1,961,811)
                                                                ------------        ------------
Net increase (decrease).....................................       1,082,373           2,271,230
                                                                ============        ============
HIGH YIELD BOND
Sold during period/year.....................................       1,311,778           1,650,367
Issued on reinvestment of dividends and distributions.......         144,639             260,469
Redeemed during period/year.................................        (336,168)           (492,221)
                                                                ------------        ------------
Net increase (decrease).....................................       1,120,249           1,418,615
                                                                ============        ============
INTERNATIONAL EQUITY
Sold during period/year.....................................       9,729,086           8,162,551
Issued on reinvestment of dividends and distributions.......         373,957           1,363,684
Redeemed during period/year.................................      (2,353,779)         (2,438,573)
                                                                ------------        ------------
Net increase (decrease).....................................       7,749,264           7,087,662
                                                                ============        ============

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

                                  (UNAUDITED)

6. CAPITAL SHARE TRANSACTIONS (CONTINUED)


                                                                PERIOD ENDED         YEAR ENDED
                                                                JUNE 30, 2005     DECEMBER 31, 2004
                                                              -----------------   -----------------
                                                                   SHARES              SHARES
                                                              -----------------   -----------------
STOCK INDEX
Sold during period/year.....................................      16,404,851          11,677,003
Issued on reinvestment of dividends and distributions.......         436,102             822,640
Redeemed during period/year.................................      (4,448,594)         (1,887,420)
                                                                ------------        ------------
Net increase (decrease).....................................      12,392,359          10,612,223
                                                                ============        ============

---------------

(1) Commencement of Operations, June 3, 2005.

7. PROXY VOTING POLICIES AND PROCEDURES

Since each Fund invests all its assets in a corresponding series of the Series Portfolio, the Funds themselves do not vote on proxies. A description of the proxy voting policies and procedures for the Series Portfolio is included in the Statement of Additional Information ("SAI"), which is available without charge, upon request: (i) by calling 1-800-755-5803; (ii) on the Advisor's website at www.divinvest.com (Click on the icon for Sponsors, then click on the icon for Corporate, then click on Investments) or (iii) on the SEC's website at www.sec.gov. In addition, the Series Portfolio is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. The Series Portfolio's filing for the twelve months ended June 30, 2005, is available without charge, upon request.

8. QUARTERLY PORTFOLIOS

The Series Portfolio will file their portfolios of investments for the first and third quarters (March 31 and September 30, respectively) with the SEC by May 30 and November 29, respectively, each year on Form N-Q. The Series Portfolio's Form N-Q is available on the SEC's website at www.sec.gov. The Series Portfolios' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For information on the operation of the SEC's Public Reference Room, call 1-800-SEC-0330. You may also obtain a copy of Form N-Q without charge, upon request, by calling 1-800-755-5803.

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

9. FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for the period/year:

                                                       INCOME (LOSS) FROM
                                                     INVESTMENT OPERATIONS
                                                  ----------------------------
                                                                  NET REALIZED
                                                                      AND              TOTAL
                                 NET ASSET           NET           UNREALIZED         INCOME
           FOR THE                 VALUE,         INVESTMENT         GAINS          (LOSS) FROM
         PERIOD/YEAR            BEGINNING OF        INCOME        (LOSSES) ON       INVESTMENT
            ENDED               PERIOD/YEAR       (LOSS)(A)       INVESTMENTS       OPERATIONS
         -----------            ------------      ----------      ------------      -----------
MONEY MARKET
06/30/2005(e)                      $10.04           $0.11            $ 0.00(+)        $ 0.11
12/31/2004                          10.03            0.10             (0.01)            0.09
12/31/2003                          10.03            0.09              0.00(+)          0.09
12/31/2002                          10.02            0.15              0.00(+)          0.15
12/31/2001                          10.19            0.36              0.02             0.38
12/31/2000(1)                       10.00            0.19             (0.00)(+)         0.19
HIGH QUALITY BOND
06/30/2005(e)                       10.40            0.15             (0.05)            0.10
12/31/2004                          10.58            0.28             (0.15)            0.13
12/31/2003                          10.68            0.31             (0.09)            0.22
12/31/2002                          10.50            0.43              0.19             0.62
12/31/2001                          10.32            0.57              0.24             0.81
12/31/2000(1)                       10.00            0.19              0.13             0.32
INTERMEDIATE GOVERNMENT BOND
06/30/2005(e)                        9.66            0.14              0.00(+)          0.14
12/31/2004                           9.75            0.22             (0.09)            0.13
12/31/2003                          10.87            0.30             (0.16)            0.14
12/31/2002                          10.52            0.39              0.44             0.83
12/31/2001                          10.37            0.52              0.16             0.68
12/31/2000(1)                       10.00            0.17              0.20             0.37
CORE BOND
06/30/2005(e)                       10.53            0.19              0.03             0.22
12/31/2004                          10.53            0.36              0.09             0.45
12/31/2003                          10.51            0.34              0.11             0.45
12/31/2002                          10.24            0.47              0.43             0.90
12/31/2001                          10.45            0.52              0.16             0.68
12/31/2000(1)                       10.00            0.19              0.26             0.45
TOTAL RETURN BOND
06/30/2005(2)(e)                    10.00            0.03             (0.02)            0.01
BALANCED
06/30/2005(e)                        9.25            0.09             (0.01)            0.08
12/31/2004                           8.75            0.17              0.53             0.70
12/31/2003                           7.62            0.15              1.16             1.31
12/31/2002                           8.70            0.19             (1.08)           (0.89)
12/31/2001                           9.46            0.22             (0.74)           (0.52)
12/31/2000(1)                       10.00            0.11             (0.65)           (0.54)
VALUE & INCOME
06/30/2005(e)                       11.53            0.06              0.03             0.09
12/31/2004                          10.61            0.17              1.16             1.33
12/31/2003                           8.54            0.15              2.07             2.22
12/31/2002                          10.28            0.16             (1.75)           (1.59)
12/31/2001                          10.73            0.18             (0.42)           (0.24)
12/31/2000(1)                       10.00            0.06              0.67             0.73
VALUE
06/30/2005(2)(e)                    10.00            0.01              0.15             0.16
GROWTH & INCOME
06/30/2005(e)                        6.35            0.02             (0.04)           (0.02)
12/31/2004                           5.95            0.06              0.56             0.62
12/31/2003                           4.84            0.04              1.11             1.15
12/31/2002                           6.30            0.03             (1.46)           (1.43)
12/31/2001                           8.18            0.03             (1.90)           (1.87)
12/31/2000(1)                       10.00            0.00(+)          (1.82)           (1.82)


                                     DIVIDENDS AND DISTRIBUTIONS FROM
                                -------------------------------------------

                                                    NET
           FOR THE                 NET           REALIZED           TAX
         PERIOD/YEAR            INVESTMENT       GAINS ON        RETURN OF
            ENDED                 INCOME        INVESTMENTS      CAPITAL(B)
         -----------            ----------      -----------      ----------
MONEY MARKET
06/30/2005(e)                     $(0.10)         $   --           $   --
12/31/2004                         (0.08)             --               --
12/31/2003                         (0.09)             --               --
12/31/2002                         (0.14)          (0.00)(+)        (0.00)(+)
12/31/2001                         (0.55)          (0.00)(+)        (0.00)(+)
12/31/2000(1)                         --              --               --
HIGH QUALITY BOND
06/30/2005(e)                      (0.15)             --               --
12/31/2004                         (0.31)             --               --
12/31/2003                         (0.32)             --            (0.00)(+)
12/31/2002                         (0.44)             --               --
12/31/2001                         (0.62)          (0.01)              --
12/31/2000(1)                         --              --               --
INTERMEDIATE GOVERNMENT BOND
06/30/2005(e)                      (0.12)             --               --
12/31/2004                         (0.22)             --            (0.00)(+)
12/31/2003                         (0.63)          (0.62)           (0.01)
12/31/2002                         (0.36)          (0.10)           (0.02)
12/31/2001                         (0.51)          (0.02)              --
12/31/2000(1)                         --              --               --
CORE BOND
06/30/2005(e)                      (0.17)             --               --
12/31/2004                         (0.43)          (0.02)              --
12/31/2003                         (0.31)          (0.03)           (0.09)
12/31/2002                         (0.47)          (0.13)           (0.03)
12/31/2001                         (0.60)          (0.26)           (0.03)
12/31/2000(1)                         --              --               --
TOTAL RETURN BOND
06/30/2005(2)(e)                      --              --               --
BALANCED
06/30/2005(e)                      (0.08)             --               --
12/31/2004                         (0.20)             --               --
12/31/2003                         (0.17)             --            (0.01)
12/31/2002                         (0.19)             --               --
12/31/2001                         (0.21)          (0.02)           (0.01)
12/31/2000(1)                         --              --               --
VALUE & INCOME
06/30/2005(e)                      (0.06)             --               --
12/31/2004                         (0.15)          (0.26)              --
12/31/2003                         (0.15)             --               --
12/31/2002                         (0.15)             --               --
12/31/2001                         (0.21)             --               --
12/31/2000(1)                         --              --               --
VALUE
06/30/2005(2)(e)                      --              --               --
GROWTH & INCOME
06/30/2005(e)                      (0.02)             --               --
12/31/2004                         (0.06)          (0.16)              --
12/31/2003                         (0.04)             --               --
12/31/2002                         (0.03)             --               --
12/31/2001                         (0.01)             --               --
12/31/2000(1)                         --              --               --

                                                                            RATIOS TO AVERAGE NET ASSETS
                                                          -----------------------------------------------------------------
                                                                                EXPENSES,
                     NET ASSET                               EXPENSES,        INCLUDING THE        NET       NET INVESTMENT
        TOTAL         VALUE,               NET ASSETS,     INCLUDING THE     SERIES PORTFOLIO   INVESTMENT   INCOME (LOSS)
    DIVIDENDS AND     END OF      TOTAL       END OF      SERIES PORTFOLIO    OR MIP (NET OF      INCOME        (NET OF
    DISTRIBUTIONS   PERIOD/YEAR   RETURN   PERIOD/YEAR         OR MIP         REIMBURSEMENT)      (LOSS)     REIMBURSEMENT)
    -------------   -----------   ------   ------------   ----------------   ----------------   ----------   --------------
       $(0.10)        $10.05        1.11%  $242,007,824           0.62%*           0.50%*            2.13%*       2.25%*
        (0.08)         10.04        0.94    208,985,279           0.62             0.50              0.86         0.98
        (0.09)         10.03        0.88    132,773,896           0.62             0.50              0.76         0.88
        (0.14)         10.03        1.48    100,677,700           0.62             0.50              1.35         1.47
        (0.55)         10.02        3.84     53,402,723           0.63             0.50              3.46         3.59
           --          10.19        1.90     38,478,270           1.17*            0.50*             5.70*        6.37*
        (0.15)         10.35        0.97    108,698,878           0.74*            0.65*             2.89*        2.98*
        (0.31)         10.40        1.20     85,620,041           0.75             0.65              2.60         2.70
        (0.32)         10.58        2.04     70,569,640           0.75             0.65              2.77         2.87
        (0.44)         10.68        6.03     30,988,927           0.84             0.65              3.84         4.03
        (0.63)         10.50        8.05      4,465,929           1.64             0.65              4.42         5.41
           --          10.32        3.20        662,681          12.40*            0.65*            (5.45)*       6.30*
        (0.12)          9.68        1.50      8,182,038           1.18*            0.65(d)*          2.42*        2.95*
        (0.22)          9.66        1.30      6,717,237           1.34             0.65(d)           1.57         2.26
        (1.26)          9.75        1.33      5,293,159           0.94             0.65              2.45         2.74
        (0.48)         10.87        8.05     16,828,503           0.95             0.65              3.34         3.64
        (0.53)         10.52        6.66      4,006,913           1.57             0.65              3.98         4.90
           --          10.37        3.70        664,198          15.24*            0.65*            (8.86)*       5.73*
        (0.17)         10.58        2.13    285,526,355           0.72*            0.65*             3.52*        3.59*
        (0.45)         10.53        4.36    214,638,139           0.73             0.65              3.29         3.37
        (0.43)         10.53        4.36    149,726,815           0.74             0.65(d)           3.15         3.24
        (0.63)         10.51        9.00     67,361,864           0.77             0.65              4.37         4.49
        (0.89)         10.24        6.67      8,962,175           1.12             0.65              4.48         4.95
           --          10.45        4.50      3,198,647           3.93*            0.65*             3.03*        6.31*
           --          10.01        0.10          1,001       3,440.67*            0.65(d)*     (3,436.10)*       3.92*
        (0.08)          9.25        0.85     11,973,788           1.16*            0.75(d)*          1.52*        1.93*
        (0.20)          9.25        8.13     10,987,001           1.13             0.75(d)           1.56         1.94
        (0.18)          8.75       17.40     13,393,735           1.01             0.75(d)           1.67         1.93
        (0.19)          7.62      (10.28)    16,284,022           1.04             0.75              2.10         2.39
        (0.24)          8.70       (5.48)    14,255,134           1.06             0.75              2.21         2.52
           --           9.46       (5.40)           946       9,527.75*            0.75*        (9,523.20)*       3.80*
        (0.06)         11.56        0.77    393,932,812           0.81*            0.75*             1.05*        1.11*
        (0.41)         11.53       12.66    295,516,468           0.82             0.75              1.48         1.55
        (0.15)         10.61       26.21    173,434,311           0.82             0.75              1.54         1.61
        (0.15)          8.54      (15.56)    88,272,263           0.83             0.75              1.67         1.75
        (0.21)         10.28       (2.18)    15,774,264           1.06             0.75              2.21         2.52
           --          10.73        7.30      2,095,845           9.08*            0.75*            (6.28)*       2.05*
           --          10.16        1.60          1,016       3,406.70*            0.85(d)*     (3,404.56)*       1.29*
        (0.02)          6.31       (0.37)    91,524,477           0.99*            0.90*             0.54*        0.63*
        (0.22)          6.35       10.50     75,909,125           1.02             0.90              0.88         1.00
        (0.04)          5.95       23.81     56,279,719           1.01             0.90              0.64         0.75
        (0.03)          4.84      (22.75)    32,575,225           1.11             0.90              0.37         0.58
        (0.01)          6.30      (22.84)     8,064,381           1.65             0.90             (0.32)        0.43
           --           8.18      (18.20)       890,102          10.87*            0.90*           (10.09)*      (0.12)*


      PORTFOLIO
     TURNOVER(C)
     -----------
         N/A
         N/A
         N/A
         N/A
         N/A
         N/A
          19%
          48
          50
          54
          53
          73
         397
         554
         392
         134
          40
          48
         571
         885
         922
         462
         547
         521
          87
         252
         338
         377
         289
         312
         286
          73
          44
          70
          31
          32
          76
           4
          40
         184
         100
         115
         153
          80

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

9. FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for a share outstanding for the period/year:

                                              INCOME (LOSS) FROM
                                             INVESTMENT OPERATIONS
                                        -------------------------------
                                                         NET REALIZED
                                                             AND               TOTAL
                        NET ASSET          NET            UNREALIZED          INCOME
       FOR THE            VALUE,        INVESTMENT          GAINS           (LOSS) FROM
     PERIOD/YEAR       BEGINNING OF       INCOME         (LOSSES) ON        INVESTMENT
        ENDED          PERIOD/YEAR      (LOSS)(A)        INVESTMENTS        OPERATIONS
     -----------       ------------     ----------     ----------------     -----------
EQUITY GROWTH
06/30/2005(e)             $ 6.89          $ 0.00(+)         $(0.12)           $(0.12)
12/31/2004                  6.44            0.03              0.44              0.47
12/31/2003                  5.11            0.00(+)           1.33              1.33
12/31/2002                  6.70            0.00(+)          (1.59)            (1.59)
12/31/2001                  8.42            0.01             (1.73)            (1.72)
12/31/2000(1)              10.00           (0.00)(+)         (1.58)            (1.58)
MID-CAP VALUE
06/30/2005(e)              14.85            0.10              0.29              0.39
12/31/2004                 13.27            0.09              3.19              3.28
12/31/2003                  9.95            0.04              4.04              4.08
12/31/2002                 11.78            0.04             (1.85)            (1.81)
12/31/2001(3)              10.00           (0.00)(+)          1.88              1.88
MID-CAP GROWTH
06/30/2005(e)              11.25           (0.03)             0.25              0.22
12/31/2004                  9.77           (0.05)             1.53              1.48
12/31/2003                  7.71           (0.04)             2.10              2.06
12/31/2002                 10.35           (0.06)            (2.58)            (2.64)
12/31/2001(4)              10.00           (0.01)             0.36              0.35
SMALL-CAP VALUE
06/30/2005(e)              16.16           (0.01)            (1.02)            (1.03)
12/31/2004                 14.03            0.01              3.00              3.01
12/31/2003(5)              10.00            0.18              4.20              4.38
SPECIAL EQUITY
06/30/2005(e)              10.69           (0.01)             0.27              0.26
12/31/2004                  9.51           (0.01)             1.19              1.18
12/31/2003                  6.62           (0.02)             2.91              2.89
12/31/2002                  8.78           (0.01)            (2.15)            (2.16)
12/31/2001                  9.08           (0.02)            (0.28)            (0.30)
12/31/2000(1)              10.00           (0.00)(+)         (0.92)            (0.92)
SMALL-CAP GROWTH
06/30/2005(e)              12.85           (0.04)            (0.64)            (0.68)
12/31/2004                 12.14           (0.09)             1.49              1.40
12/31/2003(6)              10.00           (0.02)             2.40              2.38
AGGRESSIVE EQUITY
06/30/2005(e)               5.41           (0.01)            (0.15)            (0.16)
12/31/2004                  4.84           (0.04)             0.61              0.57
12/31/2003                  3.78           (0.03)             1.09              1.06
12/31/2002                  5.16           (0.03)            (1.35)            (1.38)
12/31/2001                  7.60            0.05             (2.49)            (2.44)
12/31/2000(1)              10.00           (0.02)            (2.38)            (2.40)
HIGH YIELD BOND
06/30/2005(e)               9.61            0.35             (0.31)             0.04
12/31/2004                  9.49            0.74              0.18              0.92
12/31/2003                  8.23            0.79              1.40              2.19
12/31/2002                  8.80            0.75             (0.60)             0.15
12/31/2001                  9.38            0.83             (0.38)             0.45
12/31/2000(1)              10.00            0.26             (0.88)            (0.62)


                           DIVIDENDS AND DISTRIBUTIONS FROM
                       -----------------------------------------

                                          NET
       FOR THE            NET          REALIZED          TAX
     PERIOD/YEAR       INVESTMENT      GAINS ON       RETURN OF
        ENDED            INCOME       INVESTMENTS     CAPITAL(B)
     -----------       ----------     -----------     ----------
EQUITY GROWTH
06/30/2005(e)            $(0.00)(+)     $   --          $   --
12/31/2004                (0.02)            --              --
12/31/2003                (0.00)(+)         --           (0.00)(+)
12/31/2002                   --             --              --
12/31/2001                   --          (0.00)(+)       (0.00)(+)
12/31/2000(1)                --             --              --
MID-CAP VALUE
06/30/2005(e)             (0.05)            --              --
12/31/2004                (1.44)         (0.26)             --
12/31/2003                (0.68)         (0.08)             --
12/31/2002                (0.02)         (0.00)(+)          --
12/31/2001(3)                --          (0.10)             --
MID-CAP GROWTH
06/30/2005(e)                --             --              --
12/31/2004                   --             --              --
12/31/2003                   --             --              --
12/31/2002                   --          (0.00)(+)       (0.00)(+)
12/31/2001(4)                --             --              --
SMALL-CAP VALUE
06/30/2005(e)                --             --              --
12/31/2004                (0.36)         (0.52)             --
12/31/2003(5)             (0.28)         (0.02)          (0.05)
SPECIAL EQUITY
06/30/2005(e)                --             --              --
12/31/2004                   --             --              --
12/31/2003                   --             --              --
12/31/2002                   --             --              --
12/31/2001                   --             --              --
12/31/2000(1)                --             --              --
SMALL-CAP GROWTH
06/30/2005(e)                --             --              --
12/31/2004                   --          (0.69)             --
12/31/2003(6)             (0.16)         (0.05)          (0.03)
AGGRESSIVE EQUITY
06/30/2005(e)                --             --              --
12/31/2004                   --             --              --
12/31/2003                   --             --              --
12/31/2002                   --             --              --
12/31/2001                   --             --              --
12/31/2000(1)                --             --              --
HIGH YIELD BOND
06/30/2005(e)             (0.31)            --              --
12/31/2004                (0.72)         (0.08)             --
12/31/2003                (0.93)            --              --
12/31/2002                (0.71)            --           (0.01)
12/31/2001                (0.99)            --           (0.04)
12/31/2000(1)                --             --              --


                                                                                  RATIOS TO AVERAGE NET ASSETS
                                                                -----------------------------------------------------------------
                                                                                      EXPENSES,
                           NET ASSET                               EXPENSES,        INCLUDING THE        NET       NET INVESTMENT
              TOTAL         VALUE,               NET ASSETS,     INCLUDING THE     SERIES PORTFOLIO   INVESTMENT   INCOME (LOSS)
          DIVIDENDS AND     END OF      TOTAL       END OF      SERIES PORTFOLIO    OR MIP (NET OF      INCOME        (NET OF
          DISTRIBUTIONS   PERIOD/YEAR   RETURN   PERIOD/YEAR         OR MIP         REIMBURSEMENT)      (LOSS)     REIMBURSEMENT)
          -------------   -----------   ------   ------------   ----------------   ----------------   ----------   --------------
             $(0.00)(+)     $ 6.77       (1.69)% $506,161,650           0.97%*           0.90%*            0.06%*       0.13%*
              (0.02)          6.89        7.36    407,293,574           0.98             0.90              0.37         0.45
              (0.00)(+)       6.44       26.12    293,559,551           0.98             0.90              0.00(++)      0.08
                 --           5.11      (23.73)   138,218,111           0.99             0.90             (0.11)       (0.02)
              (0.00)(+)       6.70      (20.40)    26,008,037           1.15             0.90             (0.09)        0.16
                 --           8.42      (15.80)       809,172          11.95*            0.90*           (11.16)*      (0.11)*
              (0.05)         15.19        2.65     86,232,518           1.07*            0.90(d)*          1.26*        1.43*
              (1.70)         14.85       25.08     65,845,026           1.14             0.90(d)           0.37         0.61
              (0.76)         13.27       41.36     32,381,442           1.23             0.90(d)           0.03         0.36
              (0.02)          9.95      (15.37)    11,919,340           2.27             0.90             (0.95)        0.42
              (0.10)         11.78       18.80         75,323           2.84*            0.90*            (2.02)*      (0.08)*
                 --          11.47        1.96     38,253,695           1.33*            0.95(d)*         (0.99)*      (0.61)*
                 --          11.25       15.15     32,180,571           1.25             0.95(d)          (0.79)       (0.49)
                 --           9.77       26.72     27,429,433           1.27             0.95(d)          (0.84)       (0.52)
              (0.00)(+)       7.71      (25.49)    12,582,427           1.67             0.95             (1.37)       (0.65)
                 --          10.35        3.50      1,895,533           2.75*            0.95*            (2.39)*      (0.59)*
                 --          15.13       (6.37)    19,510,787           1.32*            1.10(d)*         (0.33)*      (0.11)*
              (0.88)         16.16       21.53     15,789,354           1.54             1.10(d)          (0.36)        0.08
              (0.35)         14.03       43.96      7,939,618           2.40*            1.10(d)*          0.14*        1.44*
                 --          10.95        2.43    125,982,478           1.19*            1.10*            (0.21)*      (0.12)*
                 --          10.69       12.41    102,664,166           1.20             1.10             (0.20)       (0.10)
                 --           9.51       43.66     69,899,639           1.21             1.10             (0.38)       (0.27)
                 --           6.62      (24.60)    55,385,175           1.21             1.10             (0.28)       (0.17)
                 --           8.78       (3.30)    34,533,868           1.22             1.10             (0.41)       (0.29)
                 --           9.08       (9.20)    27,971,293           1.76*            1.10*            (0.59)*       0.07*
                 --          12.17       (5.29)    12,954,966           1.49*            1.15(d)*         (1.03)*      (0.69)*
              (0.69)         12.85       11.66      8,490,691           1.84             1.15(d)          (1.45)       (0.76)
              (0.24)         12.14       23.90      6,126,221           2.82*            1.15(d)*         (1.96)*      (0.29)*
                 --           5.25       (2.96)    31,008,918           1.26*            1.05(d)*         (0.67)*      (0.46)*
                 --           5.41       11.78     26,050,851           1.44             1.19(d)          (0.97)       (0.72)
                 --           4.84       28.04     12,319,831           1.58             1.25(d)          (1.16)       (0.83)
                 --           3.78      (26.74)    10,533,078           1.69             1.25             (1.25)       (0.81)
                 --           5.16      (32.11)     5,260,042           2.27             1.25             (0.01)        1.01
                 --           7.60      (24.00)       308,022          28.50*            1.25*           (28.20)*      (0.95)*
              (0.31)          9.34        0.42     43,775,053           1.00*            0.85(d)*          7.27*        7.42*
              (0.80)          9.61       10.15     34,276,766           1.05             0.85(d)           7.63         7.83
              (0.93)          9.49       27.65     20,373,819           1.07             0.85              8.99         9.21
              (0.72)          8.23        1.91     19,018,651           1.12             0.85              8.68         8.95
              (1.03)          8.80        4.93      2,986,470           1.99             0.85              7.96         9.10
                 --           9.38       (6.20)     1,186,127          10.02*            0.85*             0.02*        9.19*


            PORTFOLIO
           TURNOVER(C)
           -----------
                41%
               129
                61
                75
                63
                97
                74
               147
               156
               156
                87
                70
               223
               100
               138
                63
               131
                42
                40
                55
               103
               103
               109
                88
                77
                41
                84
                81
                98
               252
               165
                87
                98
                62
                35
                80
               136
                95
                90
               105

                     DIVERSIFIED INSTITUTIONAL FUNDS GROUP

9. FINANCIAL HIGHLIGHTS (CONTINUED)
Selected data for a share outstanding for the period/year:

                                              INCOME (LOSS) FROM
                                             INVESTMENT OPERATIONS
                                        -------------------------------
                                                         NET REALIZED
                                                             AND               TOTAL
                        NET ASSET          NET            UNREALIZED           INCOME
       FOR THE            VALUE,        INVESTMENT          GAINS           (LOSS) FROM
     PERIOD/YEAR       BEGINNING OF       INCOME         (LOSSES) ON         INVESTMENT
        ENDED          PERIOD/YEAR      (LOSS)(A)        INVESTMENTS         OPERATIONS
     -----------       ------------     ----------     ----------------     ------------
INTERNATIONAL EQUITY

06/30/2005(e)             $ 8.44          $ 0.12            $(0.36)            $(0.24)

12/31/2004                  7.53            0.12              1.30               1.42

12/31/2003                  5.73            0.05              1.84               1.89

12/31/2002                  7.03            0.04             (1.24)             (1.20)

12/31/2001                  8.78            0.01             (1.66)             (1.65)

12/31/2000(1)              10.00            0.01             (1.23)             (1.22)

STOCK INDEX

06/30/2005(e)               8.09            0.06             (0.13)             (0.07)

12/31/2004                  7.43            0.13              0.66               0.79

12/31/2003                  5.88            0.10              1.54               1.64

12/31/2002                  7.67            0.09             (1.79)             (1.70)

12/31/2001                  8.86            0.09             (1.17)             (1.08)

12/31/2000(1)              10.00            0.03             (1.17)             (1.14)


                           DIVIDENDS AND DISTRIBUTIONS FROM
                       -----------------------------------------

                                          NET
       FOR THE            NET          REALIZED          TAX
     PERIOD/YEAR       INVESTMENT      GAINS ON       RETURN OF
        ENDED            INCOME       INVESTMENTS     CAPITAL(B)
     -----------       ----------     -----------     ----------
INTERNATIONAL EQUITY
06/30/2005(e)            $(0.10)        $   --          $   --
12/31/2004                (0.12)         (0.39)             --
12/31/2003                (0.09)            --           (0.00)(+)
12/31/2002                (0.10)            --              --
12/31/2001                (0.10)            --              --
12/31/2000(1)                --             --              --
STOCK INDEX
06/30/2005(e)             (0.06)            --              --
12/31/2004                (0.13)            --              --
12/31/2003                (0.09)            --              --
12/31/2002                (0.09)            --              --
12/31/2001                (0.11)            --           (0.00)(+)
12/31/2000(1)                --             --              --

---------------

(a) Calculated based upon average shares outstanding.

(b) Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end date.

(c) Portfolio turnover of the Series Portfolio or Master Investment Portfolio.

(d) Includes reimbursement of fees at the underlying Series Portfolio level.

(e) Unaudited.
(+) Amount rounds to less than one penny per share.

(++) Percentage rounds to less than (0.005)%.

*  Annualized.

(1) Commencement of Operations, September 11, 2000.

(2) Commencement of Operations, June 3, 2005.

(3) Commencement of Operations, October 11, 2001.

(4) Commencement of Operations, November 7, 2001.

(5) Commencement of Operations, January 23, 2003.

(6) Commencement of Operations, May 29, 2003.


                                                                                   RATIOS TO AVERAGE NET ASSETS
                                                                 -----------------------------------------------------------------
                                                                                       EXPENSES,
                           NET ASSET                                EXPENSES,        INCLUDING THE        NET       NET INVESTMENT
              TOTAL         VALUE,                NET ASSETS,     INCLUDING THE     SERIES PORTFOLIO   INVESTMENT   INCOME (LOSS)
          DIVIDENDS AND     END OF       TOTAL       END OF      SERIES PORTFOLIO    OR MIP (NET OF      INCOME        (NET OF
          DISTRIBUTIONS   PERIOD/YEAR   RETURN    PERIOD/YEAR         OR MIP         REIMBURSEMENT)      (LOSS)     REIMBURSEMENT)
          -------------   -----------   -------   ------------   ----------------   ----------------   ----------   --------------

             $(0.10)         $8.10        (2.82)% $251,446,155          1.21%*            1.15%*           2.82%*         2.88%*

              (0.51)          8.44        19.23    196,770,998          1.21              1.15             1.52           1.58

              (0.09)          7.53        33.29    122,078,329          1.22              1.15             0.70           0.77

              (0.10)          5.73       (17.16)    63,457,182          1.25              1.15             0.47           0.57

              (0.10)          7.03       (18.88)    10,861,810          1.70              1.15            (0.45)          0.10

                 --           8.78       (12.20)       846,192         12.14*             1.15*          (10.76)*         0.23*

              (0.06)          7.96        (0.92)   531,489,691          0.37*             0.30*            1.50*          1.57*

              (0.13)          8.09        10.67    440,107,516          0.38              0.30             1.68           1.76

              (0.09)          7.43        28.12    325,682,671          0.39              0.30             1.40           1.49

              (0.09)          5.88       (22.31)   179,327,624          0.38              0.30             1.27           1.35

              (0.11)          7.67       (12.19)    52,288,160          0.46              0.30             0.91           1.07

                 --           8.86       (11.40)    49,230,568          0.59*             0.30*            0.66*          0.95*


            PORTFOLIO
           TURNOVER(C)
           -----------
                48%
               171
                23
                25
                28
                46
                 7
                14
                 8
                12
                 9
                10

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS
                              PERFORMANCE OVERVIEW

                         SIX MONTHS ENDED JUNE 30, 2005
                                  (UNAUDITED)

PLEASE NOTE THAT ANY PERFORMANCE FIGURES DISCUSSED BELOW REPRESENT PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. VISIT WWW.DIVINVEST.COM FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END.

DIVERSIFIED INSTITUTIONAL SHORT HORIZON STRATEGIC ALLOCATION FUND

DIVERSIFIED INSTITUTIONAL SHORT/INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

DIVERSIFIED INSTITUTIONAL INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

DIVERSIFIED INSTITUTIONAL INTERMEDIATE/LONG HORIZON STRATEGIC ALLOCATION FUND

DIVERSIFIED INSTITUTIONAL LONG HORIZON STRATEGIC ALLOCATION FUND

The five Institutional Strategic Allocation Funds were down slightly versus their respective benchmarks for the six-month period ended June 30, 2005, as most of the underlying equity funds failed to keep pace with the broad domestic equity market, as measured by the Russell 3000. The fixed income funds also contributed to the underperformance, but by a lesser amount.

Diversified's Institutional Strategic Allocation Funds simplify the investment decision and diversification processes by providing investors with a set of funds with pre-determined asset allocations, based on different retirement time horizons. The underlying equity and fixed income components are invested proportionally.

Overall, the large-cap allocation trailed the broader market, as the Growth & Income and Equity Growth Funds lagged the benchmark. The Value & Income Fund's performance was additive, but not strong enough to lead to outperformance.

The mid-cap allocation was additive as both the Mid-Cap Growth and Mid-Cap Value Funds generated outperformance versus the broad domestic market.

The small-cap allocation detracted from performance as the Small-Cap Value and Small-Cap Growth Funds both lagged the broader market. The Special Equity Fund, however, provided excess return.

The fixed income component benefited from the High Quality Bond Fund's positive return versus the benchmark. But, slight underperformance by the Core Bond
Fund -- which comprises 60% of the allocation -- and the High Yield Bond Fund dampened returns.

The International Equity component detracted from performance, trailing the MSCI World Ex-US Index, its benchmark.

Each of the Institutional Strategic Allocation Funds has a unique fixed income/equity target allocation. The Institutional Short Horizon Fund invests approximately 90% in fixed income and 10% in equities; the Institutional Short/Intermediate Horizon Fund invests approximately 70% in fixed income and 30% in equities; the Institutional Intermediate Horizon Fund invests approximately 50% in fixed income and 50% in equities; the Institutional Intermediate/Long Horizon Fund invests approximately 30% in fixed income and 70% in equities; and the Institutional Long Horizon Fund invests approximately 10% in fixed income and 90% in equities.

The target allocation of each Fund's fixed income component is as follows: 30% to the Diversified Institutional High Quality Bond Fund, 60% to the Diversified Institutional Core Bond Fund and 10% to the Diversified Institutional High Yield Bond Fund. The target allocation for each Fund's equity component is: 13% to the Diversified Institutional Growth & Income Fund, 30% each to the Diversified Institutional Equity Growth and Institutional Value & Income Funds, 3% each to the Diversified Institutional Mid-Cap Growth and Institutional Mid-Cap Value Funds, 2% each to the Diversified Institutional Small-Cap Value, Institutional Small-Cap Growth and Institutional Special Equity Funds and 15% to the Diversified Institutional International Equity Fund.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                        AN EXPLANATION OF FUND EXPENSES

                                  (UNAUDITED)

As a shareholder in a mutual fund invested in underlying mutual funds of the Diversified Investors Funds Group II (the "Funds Group II"), you will bear the ongoing costs of managing the corresponding mutual funds in which your fund invests (such as distribution fees, administration fees and other expenses). You will also bear the cost of operating the mutual fund (such as the advisory fee and other expenses).

The first line of each table shown below, based on an investment of $1,000, will show you how much of your investment (per $1,000) went to the ongoing costs of both your mutual fund and its investments in the Funds Group II. The figures are based on the actual total return and the actual expenses incurred for the period January 1, 2005 - June 30, 2005. In order to approximate how much you paid in expenses during the six months, divide your balance by 1,000, and multiply the result by the dollar amount shown under the heading "Expenses Paid During the Period".

The second line in each table shown below, also based on an investment of $1,000, is based on the actual expense ratio of your fund, but assumes a total annual return rate of 5% before expenses. Since the 5% is hypothetical, the ending account values and the expenses paid for the period January 1, 2005 - June 30, 2005 will not be the actual values per $1,000 of your investment. This information is presented so you may compare the cost of owning a Diversified Institutional Strategic Allocation Fund against the cost of owning other funds. Other mutual funds should provide this information based on a hypothetical annual return of 5% before expenses in their most recent report in order for you to make a fair comparison.

                                                                           Expenses Paid
                                    Beginning Account   Ending Account   During the Period   Annualized
                                          Value             Value        January 1, 2005 -    Expense
          SHORT HORIZON              January 1, 2005    June 30, 2005    June 30, 2005(1)     Ratio(1)
             Actual                      $1,000           $1,013.60            $0.50           0.10%
          Hypothetical
    (5% annual return before             $1,000           $1,024.30            $0.50           0.10%
            expenses)

                                                                           Expenses Paid
                                    Beginning Account   Ending Account   During the Period   Annualized
                                          Value             Value        January 1, 2005 -    Expense
   SHORT INTERMEDIATE HORIZON        January 1, 2005    June 30, 2005    June 30, 2005(1)     Ratio(1)
             Actual                      $1,000           $1,008.60            $0.50           0.10%
          Hypothetical
    (5% annual return before             $1,000           $1,024.30            $0.50           0.10%
            expenses)

                                                                           Expenses Paid
                                    Beginning Account   Ending Account   During the Period   Annualized
                                          Value             Value        January 1, 2005 -    Expense
      INTERMEDIATE HORIZON           January 1, 2005    June 30, 2005    June 30, 2005(1)     Ratio(1)
             Actual                      $1,000           $1,004.90            $0.50           0.10%
          Hypothetical
    (5% annual return before             $1,000           $1,024.30            $0.50           0.10%
            expenses)

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                                  (UNAUDITED)

                                                                           Expenses Paid
                                    Beginning Account   Ending Account   During the Period   Annualized
                                          Value             Value        January 1, 2005 -    Expense
    INTERMEDIATE LONG HORIZON        January 1, 2005    June 30, 2005    June 30, 2005(1)     Ratio(1)
             Actual                      $1,000           $  998.90            $0.50           0.10%
          Hypothetical
    (5% annual return before             $1,000           $1,024.30            $0.50           0.10%
            expenses)

                                                                           Expenses Paid
                                    Beginning Account   Ending Account   During the Period   Annualized
                                          Value             Value        January 1, 2005 -    Expense
          LONG HORIZON               January 1, 2005    June 30, 2005    June 30, 2005(1)     Ratio(1)
             Actual                      $1,000           $  995.80            $0.49           0.10%
          Hypothetical
    (5% annual return before             $1,000           $1,024.30            $0.50           0.10%
            expenses)

(1) These figures exclude the fees and expenses of the underlying investments in the Funds Group II.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES

                                 JUNE 30, 2005

                                  (UNAUDITED)

                                                      SHORT                      INTERMEDIATE
                                        SHORT      INTERMEDIATE   INTERMEDIATE       LONG           LONG
                                       HORIZON       HORIZON        HORIZON        HORIZON        HORIZON
                                     -----------   ------------   ------------   ------------   ------------
ASSETS:
Investments in affiliates, at
  cost.............................  $40,993,517   $34,828,923    $293,588,761   $190,596,287   $115,917,019
                                     ===========   ===========    ============   ============   ============
Investments in affiliates, at
  value............................  $41,354,433   $35,985,878    $312,603,302   $201,198,339   $126,784,152
Cash...............................           --            --              28             --             28
Receivable for Fund shares sold....       87,457        56,292         323,220        424,128        324,040
                                     -----------   -----------    ------------   ------------   ------------
Total assets.......................   41,441,890    36,042,170     312,926,550    201,622,467    127,108,220
                                     -----------   -----------    ------------   ------------   ------------
LIABILITIES:
Payable for investments
  purchased........................       49,138        55,283         219,407        321,584        289,145
Payable for Fund shares redeemed...       38,317         1,009         103,807        102,540         34,898
Accrued investment advisory fee....        3,331         2,602          25,031         13,111          9,517
                                     -----------   -----------    ------------   ------------   ------------
Total liabilities..................       90,786        58,894         348,245        437,235        333,560
                                     -----------   -----------    ------------   ------------   ------------
NET ASSETS.........................  $41,351,104   $35,983,276    $312,578,305   $201,185,232   $126,774,660
                                     ===========   ===========    ============   ============   ============
NET ASSETS CONSIST OF:
Paid-in capital....................  $41,037,775   $34,974,295    $294,970,021   $190,793,428   $116,383,416
Undistributed (accumulated) net
  investment income (loss).........         (988)       (1,007)         (6,971)        (5,192)        (2,673)
Undistributed (accumulated) net
  realized gains (losses)..........      (46,599)     (146,967)     (1,399,286)      (205,056)      (473,216)
Net unrealized appreciation
  (depreciation) on investments....      360,916     1,156,955      19,014,541     10,602,052     10,867,133
                                     -----------   -----------    ------------   ------------   ------------
NET ASSETS.........................  $41,351,104   $35,983,276    $312,578,305   $201,185,232   $126,774,660
                                     ===========   ===========    ============   ============   ============
OUTSTANDING SHARES, $0.00001 PAR
  VALUE PER SHARE, UNLIMITED NUMBER
  OF SHARES OF BENEFICIAL INTEREST
  AUTHORIZED.......................    4,011,904     3,749,754      32,678,541     22,010,490     14,799,065
                                     ===========   ===========    ============   ============   ============
NET ASSET VALUE PER SHARE*.........  $     10.31   $      9.60    $       9.57   $       9.14   $       8.57
                                     ===========   ===========    ============   ============   ============

---------------

* Net asset value per share equals Net assets/Outstanding shares.

                       See notes to financial statements.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                            STATEMENTS OF OPERATIONS

                       FOR THE PERIOD ENDED JUNE 30, 2005

                                  (UNAUDITED)

                                                           SHORT                      INTERMEDIATE
                                              SHORT     INTERMEDIATE   INTERMEDIATE       LONG         LONG
                                             HORIZON      HORIZON        HORIZON        HORIZON       HORIZON
                                             --------   ------------   ------------   ------------   ---------
INVESTMENT INCOME (NOTES 2 AND 3):
Dividend income from affiliated
  investments..............................  $623,507     $400,607     $ 3,175,187     $1,225,882    $ 628,975
Investment advisory fee....................   (18,725)     (14,303)       (144,806)       (70,298)     (53,074)
                                             --------     --------     -----------     ----------    ---------
NET INVESTMENT INCOME (LOSS)...............   604,782      386,304       3,030,381      1,155,584      575,901
                                             --------     --------     -----------     ----------    ---------
REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS (NOTE 2):
Net realized gains (losses) on investments
  in affiliates............................    (1,395)         128         202,295         30,216       12,567
Change in net unrealized appreciation
  (depreciation) on investments in
  affiliates...............................   (66,473)     (86,619)     (1,677,105)      (855,648)    (793,299)
                                             --------     --------     -----------     ----------    ---------
Net realized and unrealized gains (losses)
  on investments...........................   (67,868)     (86,491)     (1,474,810)      (825,432)    (780,732)
                                             --------     --------     -----------     ----------    ---------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS................  $536,914     $299,813     $ 1,555,571     $  330,152    $(204,831)
                                             ========     ========     ===========     ==========    =========

                       See notes to financial statements.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                       FOR THE PERIOD ENDED JUNE 30, 2005

                                  (UNAUDITED)

                                                           SHORT                      INTERMEDIATE
                                             SHORT      INTERMEDIATE   INTERMEDIATE       LONG           LONG
                                            HORIZON       HORIZON        HORIZON        HORIZON        HORIZON
                                          -----------   ------------   ------------   ------------   ------------
FROM OPERATIONS:
Net investment income (loss)............  $   604,782   $   386,304    $  3,030,381   $  1,155,584   $    575,901
Net realized gains (losses) on
  investments in affiliates.............       (1,395)          128         202,295         30,216         12,567
Change in net unrealized appreciation
  (depreciation) on investments in
  affiliates............................      (66,473)      (86,619)     (1,677,105)      (855,648)      (793,299)
                                          -----------   -----------    ------------   ------------   ------------
Net increase (decrease) in net assets
  resulting from operations.............      536,914       299,813       1,555,571        330,152       (204,831)
                                          -----------   -----------    ------------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM (NOTE 2):
Net investment income...................     (605,770)     (387,311)     (3,037,352)    (1,160,776)      (578,972)
                                          -----------   -----------    ------------   ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS:
Shares sold.............................   13,795,526    12,583,107      63,104,823     86,895,342     42,933,761
Shares issued on reinvestment of
  dividends and distributions...........      605,770       387,311       3,037,352      1,160,776        578,972
Shares redeemed.........................   (5,152,185)   (2,556,309)    (26,109,597)   (10,623,127)   (10,459,812)
                                          -----------   -----------    ------------   ------------   ------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions..........................    9,249,111    10,414,109      40,032,578     77,432,991     33,052,921
                                          -----------   -----------    ------------   ------------   ------------
Total increase (decrease) in net
  assets................................    9,180,255    10,326,611      38,550,797     76,602,367     32,269,118
NET ASSETS:
Beginning of period.....................   32,170,849    25,656,665     274,027,508    124,582,865     94,505,542
                                          -----------   -----------    ------------   ------------   ------------
End of period...........................  $41,351,104   $35,983,276    $312,578,305   $201,185,232   $126,774,660
                                          ===========   ===========    ============   ============   ============
Shares outstanding beginning of
  period................................    3,113,956     2,662,106      28,475,521     13,516,181     10,923,853
Shares sold.............................    1,339,794     1,314,897       6,636,513      9,542,027      5,045,531
Shares issued on reinvestment of
  dividends and distributions...........       58,954        40,379         316,907        126,385         67,040
Shares redeemed.........................     (500,800)     (267,628)     (2,750,400)    (1,174,103)    (1,237,359)
                                          -----------   -----------    ------------   ------------   ------------
Shares outstanding end of period........    4,011,904     3,749,754      32,678,541     22,010,490     14,799,065
                                          ===========   ===========    ============   ============   ============
Undistributed (accumulated) net
  investment income (loss)..............  $      (988)  $    (1,007)   $     (6,971)  $     (5,192)  $     (2,673)
                                          ===========   ===========    ============   ============   ============

                       See notes to financial statements.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          SHORT                      INTERMEDIATE
                                           SHORT       INTERMEDIATE   INTERMEDIATE       LONG           LONG
                                          HORIZON        HORIZON        HORIZON        HORIZON        HORIZON
                                        ------------   ------------   ------------   ------------   ------------
FROM OPERATIONS:
Net investment income (loss)..........  $  1,068,065   $    786,505   $  6,274,740   $  2,176,305   $  1,188,246
Capital gain distribution earned from
  affiliated investments..............       119,314        180,019      2,859,536      1,680,265      1,546,793
Net realized gains (losses) on
  investments in affiliates...........        (2,258)       198,168        587,998        342,568        257,755
Change in net unrealized appreciation
  (depreciation) on investments in
  affiliates..........................       135,073        249,765     10,324,743      6,001,046      6,028,441
                                        ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
  resulting from operations...........     1,320,194      1,414,457     20,047,017     10,200,184      9,021,235
                                        ------------   ------------   ------------   ------------   ------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM (NOTE 2):
Net investment income.................    (1,073,895)      (786,505)    (6,274,874)    (2,208,156)    (1,187,977)
Net realized gains from investment
  transactions........................      (139,163)      (499,857)      (856,387)    (1,864,493)    (1,608,387)
Tax return of capital.................          (683)          (195)            --             --             --
                                        ------------   ------------   ------------   ------------   ------------
Total dividends and distributions.....    (1,213,741)    (1,286,557)    (7,131,261)    (4,072,649)    (2,796,364)
                                        ------------   ------------   ------------   ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS:
Shares sold...........................    21,863,537     13,643,471    100,551,768     68,240,020     49,027,013
Shares issued on reinvestment of
  dividends and distributions.........     1,213,741      1,286,557      7,131,261      4,072,649      2,796,364
Shares redeemed.......................   (12,923,616)   (13,959,886)   (51,828,889)   (21,366,990)   (16,980,648)
                                        ------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
  resulting from capital share
  transactions........................    10,153,662        970,142     55,854,140     50,945,679     34,842,729
                                        ------------   ------------   ------------   ------------   ------------
Total increase (decrease) in net
  assets..............................    10,260,115      1,098,042     68,769,896     57,073,214     41,067,600
NET ASSETS:
Beginning of year.....................    21,910,734     24,558,623    205,257,612     67,509,651     53,437,942
                                        ------------   ------------   ------------   ------------   ------------
End of year...........................  $ 32,170,849   $ 25,656,665   $274,027,508   $124,582,865   $ 94,505,542
                                        ============   ============   ============   ============   ============
Shares outstanding beginning of
  year................................     2,131,766      2,576,411     22,424,929      7,762,773      6,669,779
Shares sold...........................     2,118,759      1,422,768     10,885,490      7,723,237      6,003,664
Shares issued on reinvestment of
  dividends and distributions.........       118,009        134,187        758,847        449,178        328,634
Shares redeemed.......................    (1,254,578)    (1,471,260)    (5,593,745)    (2,419,007)    (2,078,224)
                                        ------------   ------------   ------------   ------------   ------------
Shares outstanding end of year........     3,113,956      2,662,106     28,475,521     13,516,181     10,923,853
                                        ============   ============   ============   ============   ============
Undistributed (accumulated) net
  investment income (loss)............  $         --   $         --   $         --   $         --   $        398
                                        ============   ============   ============   ============   ============

                       See notes to financial statements.

             INSTITUTIONAL SHORT HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2005

                                  (UNAUDITED)

  SHARES                                                                      VALUE
  ------                                                                   ------------
             INVESTMENTS
 2,055,666   Diversified Institutional Funds Group -- Core Bond Fund.....  $ 21,748,941
   175,128   Diversified Institutional Funds Group -- Equity Growth
               Fund......................................................     1,185,619
    81,341   Diversified Institutional Funds Group -- Growth & Income
               Fund......................................................       513,263
 1,035,708   Diversified Institutional Funds Group -- High Quality Bond
               Fund......................................................    10,719,578
   392,581   Diversified Institutional Funds Group -- High Yield Bond
               Fund......................................................     3,666,709
    74,938   Diversified Institutional Funds Group -- International
               Equity Fund...............................................       606,997
    10,432   Diversified Institutional Funds Group -- Mid-Cap Growth
               Fund......................................................       119,656
    10,473   Diversified Institutional Funds Group -- Mid-Cap Value
               Fund......................................................       159,090
   118,691   Diversified Institutional Funds Group -- Money Market
               Fund......................................................     1,192,919
     6,705   Diversified Institutional Funds Group -- Small-Cap Growth
               Fund......................................................        81,595
     5,433   Diversified Institutional Funds Group -- Small-Cap Value
               Fund......................................................        82,201
     7,582   Diversified Institutional Funds Group -- Special Equity
               Fund......................................................        83,018
   103,360   Diversified Institutional Funds Group -- Value & Income
               Fund......................................................     1,194,847
                                                                           ------------
             Total Investments -- 100.0% (Cost $40,993,517)..............    41,354,433
             Liabilities less other assets -- (0.0)%.....................        (3,329)
                                                                           ------------
             NET ASSETS -- 100.0%........................................  $ 41,351,104
                                                                           ============



The aggregate cost of investments for federal income tax purposes at June 30, 2005 is
$40,993,517.



The following amounts are based on cost for federal income tax purposes:



             Gross unrealized appreciation...............................  $    644,979
             Gross unrealized depreciation...............................      (284,063)
                                                                           ------------
             Net unrealized appreciation.................................  $    360,916
                                                                           ============

                       See notes to financial statements.

       INSTITUTIONAL SHORT INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2005

                                  (UNAUDITED)

  SHARES                                                                      VALUE
  ------                                                                   ------------
             INVESTMENTS
 1,278,427   Diversified Institutional Funds Group -- Core Bond Fund.....  $ 13,525,756
   414,027   Diversified Institutional Funds Group -- Equity Growth
               Fund......................................................     2,802,963
   190,278   Diversified Institutional Funds Group -- Growth & Income
               Fund......................................................     1,200,656
   644,218   Diversified Institutional Funds Group -- High Quality Bond
               Fund......................................................     6,667,661
   244,065   Diversified Institutional Funds Group -- High Yield Bond
               Fund......................................................     2,279,569
   178,004   Diversified Institutional Funds Group -- International
               Equity Fund...............................................     1,441,835
    24,368   Diversified Institutional Funds Group -- Mid-Cap Growth
               Fund......................................................       279,502
    24,293   Diversified Institutional Funds Group -- Mid-Cap Value
               Fund......................................................       369,005
   403,030   Diversified Institutional Funds Group -- Money Market
               Fund......................................................     4,050,698
    15,518   Diversified Institutional Funds Group -- Small-Cap Growth
               Fund......................................................       188,849
    12,591   Diversified Institutional Funds Group -- Small-Cap Value
               Fund......................................................       190,501
    17,364   Diversified Institutional Funds Group -- Special Equity
               Fund......................................................       190,137
   242,106   Diversified Institutional Funds Group -- Value & Income
               Fund......................................................     2,798,746
                                                                           ------------
             Total Investments -- 100.0% (Cost $34,828,923)..............    35,985,878
             Liabilities less other assets -- (0.0)%.....................        (2,602)
                                                                           ------------
             NET ASSETS -- 100.0%........................................  $ 35,983,276
                                                                           ============



The aggregate cost of investments for federal income tax purposes at June 30, 2005 is
$34,828,923.



The following amounts are based on cost for federal income tax purposes:



             Gross unrealized appreciation...............................  $  1,290,374
             Gross unrealized depreciation...............................      (133,419)
                                                                           ------------
             Net unrealized appreciation.................................  $  1,156,955
                                                                           ============

                       See notes to financial statements.

          INSTITUTIONAL INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2005

                                  (UNAUDITED)

  SHARES                                                                      VALUE
  ------                                                                   ------------
             INVESTMENTS
 8,467,054   Diversified Institutional Funds Group -- Core Bond Fund.....  $ 89,581,429
 6,683,724   Diversified Institutional Funds Group -- Equity Growth
               Fund......................................................    45,248,809
 3,095,555   Diversified Institutional Funds Group -- Growth & Income
               Fund......................................................    19,532,954
 4,221,823   Diversified Institutional Funds Group -- High Quality Bond
               Fund......................................................    43,695,870
 1,639,556   Diversified Institutional Funds Group -- High Yield Bond
               Fund......................................................    15,313,455
 2,824,370   Diversified Institutional Funds Group -- International
               Equity Fund...............................................    22,877,397
   408,210   Diversified Institutional Funds Group -- Mid-Cap Growth
               Fund......................................................     4,682,167
   397,379   Diversified Institutional Funds Group -- Mid-Cap Value
               Fund......................................................     6,036,182
 1,068,413   Diversified Institutional Funds Group -- Money Market
               Fund......................................................    10,738,195
   254,428   Diversified Institutional Funds Group -- Small-Cap Growth
               Fund......................................................     3,096,388
   205,249   Diversified Institutional Funds Group -- Small-Cap Value
               Fund......................................................     3,105,414
   289,459   Diversified Institutional Funds Group -- Special Equity
               Fund......................................................     3,169,575
 3,938,189   Diversified Institutional Funds Group -- Value & Income
               Fund......................................................    45,525,467
                                                                           ------------
             Total Investments -- 100.0% (Cost $293,588,761).............   312,603,302
             Liabilities less other assets -- (0.0)%.....................       (24,997)
                                                                           ------------
             NET ASSETS -- 100.0%........................................  $312,578,305
                                                                           ============



The aggregate cost of investments for federal income tax purposes at June 30, 2005 is
$293,588,761.



The following amounts are based on cost for federal income tax purposes:



             Gross unrealized appreciation...............................  $ 20,052,311
             Gross unrealized depreciation...............................    (1,037,770)
                                                                           ------------
             Net unrealized appreciation.................................  $ 19,014,541
                                                                           ============

                       See notes to financial statements.

       INSTITUTIONAL INTERMEDIATE LONG HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2005

                                  (UNAUDITED)

  SHARES                                                                      VALUE
  ------                                                                   ------------
             INVESTMENTS
 2,651,943   Diversified Institutional Funds Group -- Core Bond Fund.....  $ 28,057,552
 4,778,677   Diversified Institutional Funds Group -- Equity Growth
               Fund......................................................    32,351,640
 2,213,418   Diversified Institutional Funds Group -- Growth & Income
               Fund......................................................    13,966,665
 1,309,937   Diversified Institutional Funds Group -- High Quality Bond
               Fund......................................................    13,557,849
   512,066   Diversified Institutional Funds Group -- High Yield Bond
               Fund......................................................     4,782,694
 2,048,786   Diversified Institutional Funds Group -- International
               Equity Fund...............................................    16,595,170
   290,103   Diversified Institutional Funds Group -- Mid-Cap Growth
               Fund......................................................     3,327,476
   282,998   Diversified Institutional Funds Group -- Mid-Cap Value
               Fund......................................................     4,298,736
 4,480,666   Diversified Institutional Funds Group -- Money Market
               Fund......................................................    45,033,379
   181,297   Diversified Institutional Funds Group -- Small-Cap Growth
               Fund......................................................     2,206,388
   147,410   Diversified Institutional Funds Group -- Small-Cap Value
               Fund......................................................     2,230,312
   206,221   Diversified Institutional Funds Group -- Special Equity
               Fund......................................................     2,258,125
 2,814,217   Diversified Institutional Funds Group -- Value & Income
               Fund......................................................    32,532,353
                                                                           ------------
             Total Investments -- 100.0% (Cost $190,596,287).............   201,198,339
             Liabilities less other assets -- (0.0)%.....................       (13,107)
                                                                           ------------
             NET ASSETS -- 100.0%........................................  $201,185,232
                                                                           ============



The aggregate cost of investments for federal income tax purposes at June 30, 2005 is
$190,596,287.



The following amounts are based on cost for federal income tax purposes:



             Gross unrealized appreciation...............................  $ 10,935,517
             Gross unrealized depreciation...............................      (333,465)
                                                                           ------------
             Net unrealized appreciation.................................  $ 10,602,052
                                                                           ============

                       See notes to financial statements.

              INSTITUTIONAL LONG HORIZON STRATEGIC ALLOCATION FUND

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2005

                                  (UNAUDITED)

  SHARES                                                                      VALUE
  ------                                                                   ------------
             INVESTMENTS
   647,229   Diversified Institutional Funds Group -- Core Bond Fund.....  $  6,847,685
 4,459,989   Diversified Institutional Funds Group -- Equity Growth
               Fund......................................................    30,194,124
 2,070,991   Diversified Institutional Funds Group -- Growth & Income
               Fund......................................................    13,067,954
   302,808   Diversified Institutional Funds Group -- High Quality Bond
               Fund......................................................     3,134,059
   122,646   Diversified Institutional Funds Group -- High Yield Bond
               Fund......................................................     1,145,514
 1,924,988   Diversified Institutional Funds Group -- International
               Equity Fund...............................................    15,592,404
   267,114   Diversified Institutional Funds Group -- Mid-Cap Growth
               Fund......................................................     3,063,803
   265,631   Diversified Institutional Funds Group -- Mid-Cap Value
               Fund......................................................     4,034,940
 1,275,533   Diversified Institutional Funds Group -- Money Market
               Fund......................................................    12,819,870
   170,232   Diversified Institutional Funds Group -- Small-Cap Growth
               Fund......................................................     2,071,723
   136,995   Diversified Institutional Funds Group -- Small-Cap Value
               Fund......................................................     2,072,731
   191,154   Diversified Institutional Funds Group -- Special Equity
               Fund......................................................     2,093,138
 2,651,056   Diversified Institutional Funds Group -- Value & Income
               Fund......................................................    30,646,207
                                                                           ------------
             Total Investments -- 100.0% (Cost $115,917,019).............   126,784,152
             Liabilities less other assets -- (0.0)%.....................        (9,492)
                                                                           ------------
             NET ASSETS -- 100.0%........................................  $126,774,660
                                                                           ============



The aggregate cost of investments for federal income tax purposes at June 30, 2005 is
$115,917,019.



The following amounts are based on cost for federal income tax purposes:



             Gross unrealized appreciation...............................  $ 10,997,233
             Gross unrealized depreciation...............................      (130,100)
                                                                           ------------
             Net unrealized appreciation.................................  $ 10,867,133
                                                                           ============

                       See notes to financial statements.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                             PORTFOLIO COMPOSITION

                                 JUNE 30, 2005

                                  (UNAUDITED)

The following charts summarize the portfolio composition of each Fund by asset type.

INSTITUTIONAL SHORT HORIZON STRATEGIC ALLOCATION FUND
Money Market Fund...........................................     2.9%
Fixed Income Funds..........................................    87.4
Domestic Equity Funds.......................................     8.3
International Equity Fund...................................     1.4
Liabilities less other assets...............................    (0.0)*
                                                               -----
                                                               100.0%
                                                               =====
INSTITUTIONAL SHORT INTERMEDIATE HORIZON STRATEGIC
  ALLOCATION FUND
Money Market Fund...........................................    11.3%
Fixed Income Funds..........................................    62.4
Domestic Equity Funds.......................................    22.3
International Equity Fund...................................     4.0
Liabilities less other assets...............................    (0.0)*
                                                               -----
                                                               100.0%
                                                               =====
INSTITUTIONAL INTERMEDIATE HORIZON STRATEGIC ALLOCATION FUND
Money Market Fund...........................................     3.4%
Fixed Income Funds..........................................    47.6
Domestic Equity Funds.......................................    41.7
International Equity Fund...................................     7.3
Liabilities less other assets...............................    (0.0)*
                                                               -----
                                                               100.0%
                                                               =====
INSTITUTIONAL INTERMEDIATE LONG HORIZON STRATEGIC ALLOCATION
  FUND
Money Market Fund...........................................    22.4%
Fixed Income Funds..........................................    23.1
Domestic Equity Funds.......................................    46.3
International Equity Fund...................................     8.2
Liabilities less other assets...............................    (0.0)*
                                                               -----
                                                               100.0%
                                                               =====
INSTITUTIONAL LONG HORIZON STRATEGIC ALLOCATION FUND
Money Market Fund...........................................    10.1%
Fixed Income Funds..........................................     8.8
Domestic Equity Funds.......................................    68.8
International Equity Fund...................................    12.3
Liabilities less other assets...............................    (0.0)*
                                                               -----
                                                               100.0%
                                                               =====

---------------

* Less than 0.05%

                       See notes to financial statements.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

1. ORGANIZATION

The Diversified Investors Funds Group (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust is composed of twenty-five different series that are, in effect, separate investment funds. Five of the series are doing business as the Diversified Institutional Strategic Allocation Funds and are presented herein: Institutional Short Horizon Strategic Allocation Fund ("Short Horizon"), Institutional Short Intermediate Horizon Strategic Allocation Fund ("Short Intermediate Horizon"), Institutional Intermediate Horizon Strategic Allocation Fund ("Intermediate Horizon"), Institutional Intermediate Long Horizon Strategic Allocation Fund ("Intermediate Long Horizon"), and Institutional Long Horizon Strategic Allocation Fund ("Long Horizon") (individually, a "Fund" and collectively, the "Funds"). The Trust was established and designated the Short Horizon, the Short Intermediate Horizon, the Intermediate Horizon, the Intermediate Long Horizon, and the Long Horizon as separate series on September 11, 2000. Each Fund seeks to achieve its investment objective by investing all of its investable assets among the Diversified Institutional Funds Group (the "Funds Group II"). The Funds Group II is an open-end management Investment company registered under the 1940 Act (that has the same investment advisor as the Funds). The financial statements of the Funds Group II accompany this report.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles.

  A. INVESTMENT VALUATION:

The value of any Fund's investment in a corresponding fund of the Funds Group II is valued at the net asset value per share of each fund determined as of the close of the New York Stock Exchange (typically, 4:00 P.M. Eastern time) on the valuation date.

  B. INVESTMENT INCOME:

Income and capital gain distributions earned are recorded on the ex-dividend date.

  C. DIVIDENDS AND DISTRIBUTIONS:

Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, will normally be declared quarterly and annually, respectively, and reinvested in additional full and fractional shares.

  D. FEDERAL INCOME TAXES:

Each Fund is a separate entity for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Funds had no available capital loss carryforwards at December 31, 2004. If the Funds had any, they would be used to offset future realized capital gains.

  E. OPERATING EXPENSES:

The Trust accounts separately for the assets, liabilities and operations of each Fund. Each Fund will indirectly bear its share of fees and expenses incurred by the Funds Group II.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

  F. OTHER:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND TRANSACTIONS WITH AFFILIATES

The Trust has entered into an Advisory Agreement with Diversified Investment Advisors, Inc. (the "Advisor"), an indirect, wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"), under which the Advisor provides general investment advice to each Fund. AEGON is a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON is an indirect, wholly-owned subsidiary of AEGON NV, a corporation based in The Netherlands, which is a publicly traded international insurance group. For providing these services, facilities and for bearing the related expenses, the Advisor receives a monthly fee from each Fund, which is accrued daily and payable monthly, at an annual rate equal to 0.10% of each Fund's average daily net assets. The Advisor is also the Advisor to the Funds Group II. Accordingly, the net asset unit values of the Funds Group II will reflect the administration fee and other expenses paid to the Advisor, as well as other fees paid to the Advisor's affiliates.

Certain trustees and officers of the Trust are also directors/trustees, officers or employees of the Advisor or its affiliates including the Funds Group II and Diversified Investors Portfolios. None of the non-independent trustees so affiliated receive compensation for services as trustees of the Trust. Similarly, none of the Trust's officers receive compensation from the Funds. The independent trustees are also trustees of the affiliated funds for which they receive fees.

4. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and proceeds from the sales for the period ended June 30, 2005 were as follows:

                                                              COST OF PURCHASES   PROCEEDS FROM SALES
                                                              -----------------   -------------------
Short Horizon...............................................    $ 27,129,480          $17,880,732
Short Intermediate Horizon..................................      25,440,756           15,027,215
Intermediate Horizon........................................     111,242,517           71,214,879
Intermediate Long Horizon...................................     142,295,478           64,864,933
Long Horizon................................................      77,592,649           44,541,124

5. LEGAL AND REGULATORY MATTERS

Diversified Investors Securities Corp. ("DISC") is the distributor for each of the Funds and a subsidiary of the Funds' investment advisor, Diversified Investment Advisors, Inc. ("DIA").

On February 18, 2005, DISC was notified by NASD staff that it had made a preliminary determination to recommend disciplinary action against DISC based on claims of alleged market timing activity in the Diversified Investors International Equity Fund (the "International Equity Fund") between July 1, 2003 and October 31, 2003. NASD staff contends that DISC facilitated certain shareholders' trading in the International Equity Fund in contravention of prospectus provisions that took effect on or about July 1, 2003, and otherwise violated NASD rules. NASD staff also has alleged that DISC violated certain record retention rules relating to email communications.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                                  (UNAUDITED)

5. LEGAL AND REGULATORY MATTERS (CONTINUED)

DISC and DIA are continuing to provide information to the NASD and have also responded to requests for information from various governmental and self-regulatory agencies in connection with investigations related to mutual fund trading activities. DISC and DIA have cooperated fully with each request.

Although it is not anticipated that these developments will have an adverse effect on the Funds, there can be no assurance at this time.

6. CONCENTRATIONS AND INDEMNIFICATIONS

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. PROXY VOTING POLICIES AND PROCEDURES

Since each Fund invests all its assets among the Funds Group II, which in turn, invests all its assets in a corresponding portfolio of Diversified Investors Portfolios ("Portfolios"), the Funds themselves do not vote on proxies. A description of the proxy voting policies and procedures for the Portfolios is included in the Statement of Additional Information ("SAI"), which is available without charge, upon request: (i) by calling 1-800-755-5803; (ii) on the Advisor's website at www.divinvest.com (Click on the icon for Sponsors, then click on the icon for Corporate, then click on Investments) or (iii) on the SEC's website at www.sec.gov. In addition, the Portfolios are required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. The filing for the twelve months ended June 30, 2005, is available without charge, upon request.

8. QUARTERLY PORTFOLIOS

The Funds will file their portfolios of investments for the first and third quarters (March 31 and September 30, respectively) with the SEC by May 30 and November 29, respectively, each year on Form N-Q. The Funds' Form N-Q is available on the SEC's website at www.sec.gov. The Portfolios' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For information on the operation of the SEC's Public Reference Room, call 1-800-SEC-0330. You may also obtain a copy of Form N-Q without charge, upon request, by calling 1-800-755-5803.

Form N-Q for the corresponding Portfolios is also available without charge on the SEC website or by calling 1-800-755-5803. It may also be reviewed and copied at the SEC's Public Reference Room.

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

9. FINANCIAL HIGHLIGHTS

Selected data for a share outstanding for the period/year:

                                                INCOME (LOSS) FROM
                                               INVESTMENT OPERATIONS                      DIVIDENDS AND DISTRIBUTIONS FROM
                                            ---------------------------                  -----------------------------------
                             NET ASSET         NET                        TOTAL INCOME
         FOR THE               VALUE,       INVESTMENT    NET REALIZED    (LOSS) FROM       NET         NET          TAX
       PERIOD/YEAR           BEGINNING        INCOME     AND UNREALIZED    INVESTMENT    INVESTMENT   REALIZED    RETURN OF
          ENDED            OF PERIOD/YEAR   (LOSS)(A)    GAINS (LOSSES)    OPERATIONS      INCOME      GAINS     CAPITAL(B)
       -----------         --------------   ----------   --------------   ------------   ----------   --------   -----------
SHORT HORIZON
06/30/2005(1)............      $10.33         $ 0.16         $(0.02)        $   0.14       $(0.16)     $   --      $   --
12/31/2004...............       10.28           0.39           0.08             0.47        (0.37)      (0.05)      (0.00)**
12/31/2003...............       10.01           0.44           0.25             0.69        (0.42)      (0.00)**       --
12/31/2002...............       10.06           0.55          (0.14)            0.41        (0.45)      (0.01)      (0.00)**
12/31/2001...............       10.26           0.73          (0.15)            0.58        (0.57)      (0.21)         --
12/31/2000(2)............       10.00          (0.00)**        0.26             0.26           --          --          --
SHORT INTERMEDIATE HORIZON
06/30/2005(1)............        9.64           0.13          (0.05)            0.08        (0.12)         --          --
12/31/2004...............        9.53           0.29           0.30             0.59        (0.29)      (0.19)      (0.00)**
12/31/2003...............        8.79           0.33           0.75             1.08        (0.32)         --       (0.02)
12/31/2002...............        9.37           0.46          (0.65)           (0.19)       (0.38)      (0.01)      (0.00)**
12/31/2001...............        9.90           0.85          (0.80)            0.05        (0.54)      (0.04)      (0.00)**
12/31/2000(2)............       10.00          (0.00)**       (0.10)           (0.10)          --          --          --
INTERMEDIATE HORIZON
06/30/2005(1)............        9.62           0.10          (0.05)            0.05        (0.10)         --          --
12/31/2004...............        9.15           0.24           0.49             0.73        (0.23)      (0.03)         --
12/31/2003...............        8.06           0.22           1.09             1.31        (0.22)         --          --
12/31/2002...............        9.00           0.29          (0.93)           (0.64)       (0.28)      (0.02)      (0.00)**
12/31/2001...............        9.67           0.39          (0.61)           (0.22)       (0.39)      (0.06)      (0.00)**
12/31/2000(2)............       10.00          (0.00)**       (0.33)           (0.33)          --          --          --
INTERMEDIATE LONG HORIZON
06/30/2005(1)............        9.22           0.07          (0.08)           (0.01)       (0.07)         --          --
12/31/2004...............        8.70           0.19           0.65             0.84        (0.17)      (0.15)         --
12/31/2003...............        7.33           0.17           1.35             1.52        (0.15)         --          --
12/31/2002...............        8.61           0.21          (1.31)           (1.10)       (0.18)      (0.00)**    (0.00)**
12/31/2001...............        9.51           0.23          (0.88)           (0.65)       (0.24)      (0.01)      (0.00)**
12/31/2000(2)............       10.00          (0.00)**       (0.49)           (0.49)          --          --          --
LONG HORIZON
06/30/2005(1)............        8.65           0.05          (0.09)           (0.04)       (0.04)         --          --
12/31/2004...............        8.01           0.13           0.78             0.91        (0.11)      (0.16)         --
12/31/2003...............        6.45           0.10           1.55             1.65        (0.09)         --          --
12/31/2002...............        8.06           0.06          (1.62)           (1.56)       (0.05)         --       (0.00)**
12/31/2001...............        9.25           0.07          (1.19)           (1.12)       (0.06)         --       (0.01)
12/31/2000(2)............       10.00          (0.00)**       (0.75)           (0.75)          --          --          --

---------------

(a) Calculated based upon average shares outstanding.

(b) Results from investment related activity occurring between the year end dividend calculation date and the fiscal year end.

(c) Ratios exclude expenses incurred by underlying funds.

(1) Unaudited.

(2) Commencement of Operations, September 11, 2000.

*   Annualized.

**  Less than one penny per share.

                                                      RATIOS TO AVERAGE
                                                         NET ASSETS
              TOTAL        NET ASSET             ---------------------------
            DIVIDENDS       VALUE,                                  NET                    NET ASSETS,
               AND          END OF      TOTAL                   INVESTMENT     PORTFOLIO      END OF
          DISTRIBUTIONS   PERIOD/YEAR   RETURN   EXPENSES(C)   INCOME (LOSS)   TURNOVER    PERIOD/YEAR
          -------------   -----------   ------   -----------   -------------   ---------   ------------

             $(0.16)        $10.31        1.36%      0.10%*         3.23%*         48%     $ 41,351,104
              (0.42)         10.33        4.67       0.10           3.81           91        32,170,849
              (0.42)         10.28        6.95       0.10           4.27          267        21,910,734
              (0.46)         10.01        4.11       0.10           5.42          192        10,352,629
              (0.78)         10.06        5.78       0.10           7.10          538           789,424
                 --          10.26        2.60       0.10*         (0.10)*        246           208,654

              (0.12)          9.60        0.86       0.10*          2.70*          51        35,983,276
              (0.48)          9.64        6.34       0.10           3.01          162        25,656,665
              (0.34)          9.53       12.40       0.10           3.52          187        24,558,623
              (0.39)          8.79       (2.00)      0.10           5.10          149         7,851,468
              (0.58)          9.37        0.58       0.10           8.85          414         3,003,228
                 --           9.90       (1.00)      0.10*         (0.10)*        150           161,753

              (0.10)          9.57        0.49       0.10*          2.09*          24       312,578,305
              (0.26)          9.62        8.13       0.10           2.61           48       274,027,508
              (0.22)          9.15       16.39       0.10           2.62           98       205,257,612
              (0.30)          8.06       (7.23)      0.10           3.43          170       135,620,055
              (0.45)          9.00       (2.28)      0.10           4.26           75        15,132,118
                 --           9.67       (3.30)      0.10*         (0.10)*        142        11,017,692

              (0.07)          9.14       (0.11)      0.10*          1.64*          44       201,185,232
              (0.32)          9.22        9.79       0.10           2.19          107       124,582,865
              (0.15)          8.70       20.87       0.10           2.10          203        67,509,651
              (0.18)          7.33      (12.88)      0.10           2.68          120        24,006,331
              (0.25)          8.61       (6.79)      0.10           2.69          222         7,296,301
                 --           9.51       (4.90)      0.10*         (0.10)*        130           195,511

              (0.04)          8.57       (0.42)      0.10*          1.09*          41       126,774,660
              (0.27)          8.65       11.46       0.10           1.62           95        94,505,542
              (0.09)          8.01       25.64       0.10           1.38          170        53,437,942
              (0.05)          6.45      (19.38)      0.10           0.90          153        22,441,586
              (0.07)          8.06      (12.06)      0.10           0.81          245         5,451,987
                 --           9.25       (7.50)      0.10*         (0.10)*        125           421,516

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                                  (UNAUDITED)

10. INVESTMENTS IN AFFILIATES

The market value of investments in affiliates (as defined in the 1940 Act, "Affiliated Companies" are those in which the Trust is under common control with an affiliated entity) at June 30, 2005 totaled $41,354,433, $35,985,878,
$312,603,302, $201,198,339, and $126,784,152, for the Short Horizon, Short
Intermediate Horizon, Intermediate Horizon, Intermediate Long Horizon, and the Long Horizon Funds, respectively.

Affiliates and the gain/(loss) from sales of affiliates are as follows:

                                     BEGINNING    SHARES      SHARES      ENDING       PURCHASE        SALE       GAIN (LOSS)
                                      SHARES     PURCHASED     SOLD       SHARES         COST          COST        ON SALES
                                     ---------   ---------   ---------   ---------   ------------   -----------   -----------
SHORT HORIZON
-------------
INVESTMENTS:

Diversified Institutional Funds
  Group -- Core Bond Fund..........  1,631,953    423,713           --   2,055,666   $  4,458,252   $        --   $       --
Diversified Institutional Funds
  Group -- Equity Growth Fund......   150,101      25,027           --     175,128        166,974            --           --
Diversified Institutional Funds
  Group -- Growth & Income Fund....    69,210      12,131           --      81,341         75,486            --           --
Diversified Institutional Funds
  Group -- High Quality Bond
  Fund.............................   771,288     282,043       17,623   1,035,708      2,927,079       188,394       (5,287)
Diversified Institutional Funds
  Group -- High Yield Bond Fund....   306,589      85,992           --     392,581        814,728            --           --
Diversified Institutional Funds
  Group -- International Equity
  Fund.............................    62,306      12,895          263      74,938        104,827         1,581          584
Diversified Institutional Funds
  Group -- Mid-Cap Growth Fund.....     9,075       1,357           --      10,432         14,802            --           --
Diversified Institutional Funds
  Group -- Mid-Cap Value Fund......     9,166       1,307           --      10,473         19,208            --           --
Diversified Institutional Funds
  Group -- Money Market Fund.......    55,201    1,822,663   1,759,173     118,691     18,334,831    17,692,152        3,308
Diversified Institutional Funds
  Group -- Small-Cap Growth Fund...     5,533       1,172           --       6,705         13,937            --           --
Diversified Institutional Funds
  Group -- Small-Cap Value Fund....     4,388       1,045           --       5,433         15,663            --           --
Diversified Institutional Funds
  Group -- Special Equity Fund.....     6,496       1,086           --       7,582         11,250            --           --
Diversified Institutional Funds
  Group -- Value & Income Fund.....    88,282      15,078           --     103,360        172,443            --           --
                                                                                     ------------   -----------   ----------
                                                                                     $ 27,129,480   $17,882,127   $   (1,395)
                                                                                     ============   ===========   ==========

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                                  (UNAUDITED)

10. INVESTMENTS IN AFFILIATES (CONTINUED)

Affiliates and the gain/(loss) from sales of affiliates are as follows:

                                     BEGINNING    SHARES      SHARES      ENDING       PURCHASE        SALE       GAIN (LOSS)
                                      SHARES     PURCHASED     SOLD       SHARES         COST          COST        ON SALES
                                     ---------   ---------   ---------   ---------   ------------   -----------   -----------
SHORT INTERMEDIATE HORIZON
-------------
INVESTMENTS:

Diversified Institutional Funds
  Group -- Core Bond Fund..........   959,744     318,683           --   1,278,427   $  3,358,441   $        --   $       --
Diversified Institutional Funds
  Group -- Equity Growth Fund......   345,322      68,705           --     414,027        453,757            --           --
Diversified Institutional Funds
  Group -- Growth & Income Fund....   158,612      31,666           --     190,278        194,971            --           --
Diversified Institutional Funds
  Group -- High Quality Bond
  Fund.............................   476,651     176,190        8,623     644,218      1,827,438        90,620       (1,035)
Diversified Institutional Funds
  Group -- High Yield Bond Fund....   181,722      62,343           --     244,065        589,512            --           --
Diversified Institutional Funds
  Group -- International Equity
  Fund.............................   144,904      33,554          454     178,004        273,872         2,569        1,167
Diversified Institutional Funds
  Group -- Mid-Cap Growth Fund.....    21,885       2,739          256      24,368         29,555         2,203          699
Diversified Institutional Funds
  Group -- Mid-Cap Value Fund......    21,421       2,900           28      24,293         42,344           319           85
Diversified Institutional Funds
  Group -- Money Market Fund.......    83,321    1,802,900   1,483,191     403,030     18,136,512    14,924,132       (3,493)
Diversified Institutional Funds
  Group -- Small-Cap Growth Fund...    12,796       3,041          319      15,518         35,400         3,383          475
Diversified Institutional Funds
  Group -- Small-Cap Value Fund....    10,098       2,493           --      12,591         36,620            --           --
Diversified Institutional Funds
  Group -- Special Equity Fund.....    15,081       2,843          560      17,364         28,782         3,861        2,230
Diversified Institutional Funds
  Group -- Value & Income Fund.....   203,816      38,290           --     242,106        433,552            --           --
                                                                                     ------------   -----------   ----------
                                                                                     $ 25,440,756   $15,027,087   $      128
                                                                                     ============   ===========   ==========

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                                  (UNAUDITED)

10. INVESTMENTS IN AFFILIATES (CONTINUED)

Affiliates and the gain/(loss) from sales of affiliates are as follows:

                                     BEGINNING    SHARES      SHARES      ENDING       PURCHASE        SALE       GAIN (LOSS)
                                      SHARES     PURCHASED     SOLD       SHARES         COST          COST        ON SALES
                                     ---------   ---------   ---------   ---------   ------------   -----------   -----------
INTERMEDIATE HORIZON
-------------
INVESTMENTS:

Diversified Institutional Funds
  Group -- Core Bond Fund..........  7,308,966   1,158,088          --   8,467,054   $ 12,195,521   $        --   $       --
Diversified Institutional Funds
  Group -- Equity Growth Fund......  6,061,184    622,540           --   6,683,724      4,141,842            --           --
Diversified Institutional Funds
  Group -- Growth & Income Fund....  2,796,113    299,442           --   3,095,555      1,845,217            --           --
Diversified Institutional Funds
  Group -- High Quality Bond
  Fund.............................  3,595,668    626,155           --   4,221,823      6,503,394            --           --
Diversified Institutional Funds
  Group -- High Yield Bond Fund....  1,392,772    246,784           --   1,639,556      2,308,960            --           --
Diversified Institutional Funds
  Group -- International Equity
  Fund.............................  2,619,848    315,341      110,819   2,824,370      2,525,046       783,009      129,034
Diversified Institutional Funds
  Group -- Mid-Cap Growth Fund.....   381,414      30,155        3,359     408,210        321,627        29,020        6,919
Diversified Institutional Funds
  Group -- Mid-Cap Value Fund......   381,941      24,454        9,016     397,379        355,292       100,889       28,941
Diversified Institutional Funds
  Group -- Money Market Fund.......   521,449    7,514,732   6,967,768   1,068,413     75,600,572    70,087,903       35,246
Diversified Institutional Funds
  Group -- Small-Cap Growth Fund...   224,942      30,620        1,134     254,428        356,924        11,763        2,155
Diversified Institutional Funds
  Group -- Small-Cap Value Fund....   175,988      29,261           --     205,249        425,578            --           --
Diversified Institutional Funds
  Group -- Special Equity Fund.....   264,672      24,787           --     289,459        252,031            --           --
Diversified Institutional Funds
  Group -- Value & Income Fund.....  3,548,715    389,474           --   3,938,189      4,410,513            --           --
                                                                                     ------------   -----------   ----------
                                                                                     $111,242,517   $71,012,584   $  202,295
                                                                                     ============   ===========   ==========

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                                  (UNAUDITED)

                                     BEGINNING    SHARES      SHARES      ENDING       PURCHASE        SALE       GAIN (LOSS)
                                      SHARES     PURCHASED     SOLD       SHARES         COST          COST        ON SALES
                                     ---------   ---------   ---------   ---------   ------------   -----------   -----------
INTERMEDIATE LONG HORIZON
-------------
INVESTMENTS:

Diversified Institutional Funds
  Group -- Core Bond Fund..........  2,099,711    552,232           --   2,651,943   $  5,822,371   $        --   $       --
Diversified Institutional Funds
  Group -- Equity Growth Fund......  3,753,735   1,024,942          --   4,778,677      6,858,418            --           --
Diversified Institutional Funds
  Group -- Growth & Income Fund....  1,751,504    461,914           --   2,213,418      2,884,346            --           --
Diversified Institutional Funds
  Group -- High Quality Bond
  Fund.............................  1,032,825    277,112           --   1,309,937      2,876,450            --           --
Diversified Institutional Funds
  Group -- High Yield Bond Fund....   384,726     127,340           --     512,066      1,201,619            --           --
Diversified Institutional Funds
  Group -- International Equity
  Fund.............................  1,576,450    472,336           --   2,048,786      3,852,192            --           --
Diversified Institutional Funds
  Group -- Mid-Cap Growth Fund.....   226,405      63,698           --     290,103        694,828            --           --
Diversified Institutional Funds
  Group -- Mid-Cap Value Fund......   227,635      55,363           --     282,998        817,650            --           --
Diversified Institutional Funds
  Group -- Money Market Fund.......    63,501    10,858,702  6,441,537   4,480,666    109,249,137    64,834,717       30,216
Diversified Institutional Funds
  Group -- Small-Cap Growth Fund...   136,118      45,179           --     181,297        539,018            --           --
Diversified Institutional Funds
  Group -- Small-Cap Value Fund....   108,229      39,181           --     147,410        587,707            --           --
Diversified Institutional Funds
  Group -- Special Equity Fund.....   162,012      44,209           --     206,221        458,461            --           --
Diversified Institutional Funds
  Group -- Value & Income Fund.....  2,251,437    562,780           --   2,814,217      6,453,281            --           --
                                                                                     ------------   -----------   ----------
                                                                                     $142,295,478   $64,834,717   $   30,216
                                                                                     ============   ===========   ==========

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                                  (UNAUDITED)

10. INVESTMENTS IN AFFILIATES (CONTINUED)

Affiliates and the gain/(loss) from sales of affiliates are as follows:

                                     BEGINNING    SHARES      SHARES      ENDING       PURCHASE        SALE       GAIN (LOSS)
                                      SHARES     PURCHASED     SOLD       SHARES         COST          COST        ON SALES
                                     ---------   ---------   ---------   ---------   ------------   -----------   -----------
LONG HORIZON
-------------
INVESTMENTS:

Diversified Institutional Funds
  Group -- Core Bond Fund..........   502,129     145,100           --     647,229   $  1,525,999   $        --   $       --
Diversified Institutional Funds
  Group -- Equity Growth Fund......  3,612,274    847,715           --   4,459,989      5,673,063            --           --
Diversified Institutional Funds
  Group -- Growth & Income Fund....  1,659,120    411,871           --   2,070,991      2,564,493            --           --
Diversified Institutional Funds
  Group -- High Quality Bond
  Fund.............................   231,797      71,011           --     302,808        736,737            --           --
Diversified Institutional Funds
  Group -- High Yield Bond Fund....    93,108      29,538           --     122,646        281,070            --           --
Diversified Institutional Funds
  Group -- International Equity
  Fund.............................  1,498,581    426,407           --   1,924,988      3,486,235            --           --
Diversified Institutional Funds
  Group -- Mid-Cap Growth Fund.....   222,056      45,058           --     267,114        490,772            --           --
Diversified Institutional Funds
  Group -- Mid-Cap Value Fund......   218,667      46,964           --     265,631        689,408            --           --
Diversified Institutional Funds
  Group -- Money Market Fund.......   256,785    5,445,492   4,426,744   1,275,533     54,785,027    44,528,557       12,567
Diversified Institutional Funds
  Group -- Small-Cap Growth Fund...   132,572      37,660           --     170,232        450,967            --           --
Diversified Institutional Funds
  Group -- Small-Cap Value Fund....   104,668      32,327           --     136,995        488,607            --           --
Diversified Institutional Funds
  Group -- Special Equity Fund.....   155,478      35,676           --     191,154        369,767            --           --
Diversified Institutional Funds
  Group -- Value & Income Fund.....  2,122,086    528,970           --   2,651,056      6,050,504            --           --
                                                                                     ------------   -----------   ----------
                                                                                     $ 77,592,649   $44,528,557   $   12,567
                                                                                     ============   ===========   ==========

                   DIVERSIFIED INSTITUTIONAL FUNDS GROUP AND

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

                   APPROVAL OF INVESTMENT ADVISORY CONTRACTS

                                 JUNE 30, 2005

                                  (UNAUDITED)

Diversified Investment Advisors, Inc. ("Diversified") manages the assets of (a) each of the Diversified Institutional Stock Index Fund and the Diversified Institutional Strategic Allocation Funds, and (b) each series of Diversified Investors Portfolios (each, a "Portfolio") pursuant to an Investment Advisory Agreement (the "Diversified Advisory Agreement") with the Trust or Diversified Investors Portfolios, as the case may be. For each Portfolio, Diversified has entered into an Investment Subadvisory Agreement (each a "Subadvisory Agreement") with a Subadviser.

In approving the continuation of each Diversified Advisory Agreement and each Subadvisory Agreement, the Board, including the independent Trustees, considered the reasonableness of the applicable advisory fee in light of the extent and quality of the advisory and administrative services provided and any additional benefits received by the Diversified or the Subadvisers and their affiliates in connection with their provision of services, compared the fees charged by Diversified and the Subadvisers to those paid by similar funds for comparable services, and analyzed the expenses incurred with respect to each Fund. The Trustees reviewed information concerning the level of profits received by Diversified from its arrangements with each Fund. The Board also considered the quality of Diversified's advisory, administrative and compliance staffs, including additional compliance resources being added. The Trustees reviewed information regarding the investment performance of each underlying portfolio in which a Fund invests (a "Portfolio"), compared to its benchmark, for the quarter and, to the extent available, for the one- and three-year periods ended December 31, 2004, as well as information regarding the investment performance of each Portfolio, compared to that of other funds with similar investment objectives and policies, for the quarter and, to the extent available, for the one- and three-year periods ended September 30, 2004. The Trustees also considered information received at regular meetings throughout the year, including updates regarding each Fund's performance. The Board also considered the allocations of the Institutional Strategic Allocation Funds.

The Trustees also reviewed extensive information provided by the Subadvisers, regarding, among other things: the nature and quality of services provided; legal, regulatory and compliance matters; actual fees paid by Diversified to each Subadviser, comparable fees paid to each Subadviser and Subadviser profitability data; and other practices and developments. In addition to the quality and content of information provided by the Subadvisers, the Trustees also noted instances where information was not disclosed by certain Subadvisers, considered the reasons such information was withheld and weighed the relative importance of such information among the other data available to the Trustees. In light of the extensive investment advisor monitoring provided by Diversified and the arms'-length nature of negotiations between Diversified and the Subadvisers, the Trustees placed considerable value on Diversified's views regarding the Subadvisers.

After requesting and reviewing such information as they deemed necessary (including additional information provided by Diversified in response to inquiries from the independent Trustees) and after meetings conducted by the independent Trustees without management being present, the Board concluded that each Diversified Advisory Agreement and each sub-advisory agreement was in the best interests of the applicable Fund and its shareholders. The Board based its conclusions, in part, on its observations regarding the performance of and the management fees and total expenses paid by each Fund, some of which observations are summarized below. In reviewing performance of the Funds, the Board relied on information regarding the performance of the underlying Portfolios in which the Funds invest.

MONEY MARKET FUNDS. The Board noted that the performance of Diversified Institutional Money Market Fund approximated the median for the Fund's peer group for the one- and three-year periods ended September 30, 2004, but exceeded the relevant benchmark for the one- and three-year periods ended December 31, 2004. Contractual management fees were observed as being somewhat above the median for Diversified Institutional Money Market Fund. The Board also noted that, in an effort to improve returns, the Subadviser to the underlying portfolio had been replaced in June 2004.

                   DIVERSIFIED INSTITUTIONAL FUNDS GROUP AND

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

             APPROVAL OF INVESTMENT ADVISORY CONTRACTS (CONTINUED)

                                 JUNE 30, 2005

                                  (UNAUDITED)

BOND FUNDS. For Diversified Institutional High Quality Bond Fund, the Board observed that performance was above the relevant benchmark for the one- and three-year periods ended December 31, 2004, and above the median for the peer group for the three-year period ended September 30, 2004, and contractual management fees were slightly above the median. The Board noted that total expenses were below the median in the case of Diversified Institutional High Quality Bond Fund. With respect to Diversified Institutional Intermediate Government Bond Fund, the Board noted that, while performance had been substantially below the median for the peer group and the relevant benchmark for the one- and three-year periods ended September 30, 2004 and December 31, 2004, respectively, the subadviser to the underlying portfolio had been replaced in September 2003 and performance exceeded that of the relevant benchmark in the most recent quarter. The Board found that contractual management fees and total expenses were below the median in the case of Diversified Institutional Intermediate Government Bond Fund. For Diversified Institutional Core Bond Fund, the Board noted that performance was below the median for the peer group for the one- and three-year periods ended September 30, 2004, but was higher than the relevant benchmark for the one- and three-year periods ended December 31, 2004. The Board also observed that both contractual management fees and total expenses were below the median for the peer group. For Diversified Institutional High Yield Bond Fund, the Board observed that performance was above the median of the peer group for the one-and three-year periods ended September 30, 2004 and above the benchmark for the one- and three-year periods ended December 31, 2004. The Board also found contractual management fees and total expenses to be below the median for the peer group.

BALANCED FUNDS. For Diversified Institutional Balanced Fund, the Board noted that performance had been somewhat below the median for the peer group for the one-and three-year periods ended September 30, 2004, but above the benchmark for the one-year period ended December 31, 2004. The Board also noted that both contractual management fees and total expenses were below the median for the peer group. Additionally, the Board considered that Diversified had recommended replacing the subadvisers to the underlying Portfolio.

STRATEGIC ALLOCATION FUNDS. In the case of each of Institutional Short Horizon Strategic Allocation Fund, Institutional Short/Intermediate Horizon Strategic Allocation Fund, and Institutional Intermediate Horizon Strategic Allocation Fund, the Board noted that performance was above that of the relevant benchmark for the one- and three-year periods ended December 31, 2004, and contractual management fees were below the median for the applicable peer group. The Board considered that, for Institutional Short Horizon Strategic Allocation Fund, Institutional Short/Intermediate Horizon Strategic Allocation Fund and Institutional Intermediate Horizon Strategic Allocation Fund, total expenses were below the median for the applicable peer group. For Institutional Intermediate/Long Strategic Allocation Fund, the Board found performance to be below that of the relevant benchmark for the three-year period ended December 31, 2004, but above the benchmark for the one-year and quarter ended as of such date. The Board noted that contractual management fees and total expenses were below the median for the applicable peer group in the case of Institutional Intermediate/Long Strategic Allocation Fund. For Institutional Long Strategic Allocation Fund, the Board observed that performance was below that of the relevant benchmark for the one- and three-year periods ended December 31, 2004, but above the benchmark for the quarter ended as of such date. The Board noted that contractual management fees and total expenses were below the median for the applicable peer group in the case of Institutional Long Strategic Allocation Fund. Additionally, it was noted that while the profitability of Diversified with respect to the Institutional Strategic Allocations Funds was generally substantially higher than for the underlying Funds, the allocation of expenses to the Institutional Strategic Allocation Funds was somewhat limited for purposes of these calculations.

STOCK FUNDS. For Diversified Institutional Stock Index Fund, the Board observed that the tracking error was reasonable in relation to the benchmark index for the one- and three-year periods ended December 31, 2004.

                   DIVERSIFIED INSTITUTIONAL FUNDS GROUP AND

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

             APPROVAL OF INVESTMENT ADVISORY CONTRACTS (CONTINUED)

                                 JUNE 30, 2005

                                  (UNAUDITED)

The Board also noted that both contractual management fees and total expenses were below the median for the peer group. With respect to Diversified Institutional Value & Income Fund, the Board found performance to be below the median for the peer group and below the relevant benchmark for the one- and three-year periods ended September 30, 2004 and December 31, 2004, respectively, though both contractual management fees and total expenses were below the median. The Board also noted that a new Subadviser was to be added to the underlying Portfolio in the near future. The Board noted that, for Diversified Institutional Growth & Income Fund, though performance was below the median for the peer group for the one-and three-year periods ended September 30, 2004, it was above the benchmark for the one-year period ended December 31, 2004. Additionally, the Board observed that the subadvisers to the underlying portfolio had been replaced in May 2004. The Board also noted that both contractual management fees and total expenses were below the median for the peer group. In the case of Diversified Institutional Equity Growth Fund, the Board found performance to be below the median for the peer group for the one-year period and slightly below the median for the three-year period ended September 30, 2004, but above the benchmark for the one- and three-year periods ended December 31, 2004. The Board observed that one of the advisers to the underlying portfolio had been replaced in September 2004. Additionally, it was noted that both contractual management fees and total expenses were below the median for the peer group. For Diversified Institutional Mid-Cap Value Fund, the Board observed that performance was above the median for the one- and three-year periods ended September 30, 2004, and above the relevant benchmark for the one-year period ended December 31, 2004. Additionally, it was noted that both contractual management fees and total expenses were below the median for the peer group. The Board also noted that a new Subadviser was to be added to the underlying Portfolio in the near future. In reviewing information relating to Diversified Institutional Mid-Cap Growth Fund, the Board observed that, although performance was substantially below the peer group for the one- and three-year periods ended September 30, 2004, performance was above the relevant benchmark for the one-year period ended December 31, 2004. The Board also noted that the Subadviser to the underlying portfolio had been replaced in September 2004. It was also noted that contractual management fees were modestly above the median for the peer group, but that total expenses were below the median. For Diversified Institutional Small Cap Value Fund, it was observed that, while performance lagged the median for the peer group for the one-year period ended September 30, 2004, performance was above the relevant benchmark for the one-year period ended December 31, 2004. The Board noted that, while contractual management fees exceeded the median for the peer group, actual total expenses were below the median. The Board also considered that Diversified had recommended replacing the Subadviser to the underlying Portfolio. The Board noted that, while the performance of Diversified Institutional Special Equity Fund had been below the median for the peer group and the relevant benchmark for recent one- and three-year periods, one of the subadvisers to the underlying portfolio had been replaced two weeks prior to the meeting. The Board also found that contractual management fees were moderately above the median, and that total expenses were below the median in the case of Diversified Institutional Special Equity Fund. With respect to Diversified Institutional Small Cap Growth Fund, the Board noted that performance was below the relevant benchmark for the one-year period ended December 31, 2004 but above the median for the peer group for the one-year period ended September 30, 2004. The Board also considered that, though contractual management fees were above the median for the peer group, total expenses were below the median and the average for the peer group. For Diversified Institutional Aggressive Equity Fund, the Board found performance to be somewhat below the median for the peer group for the three-year period and substantially below the peer group for the one-year period ended September 30, 2004. However, the Board noted that performance was above the relevant benchmark for the one- and three-year periods ended December 31, 2004 and that the Subadviser to the underlying portfolio had been replaced in September 2004. The Board found that total expenses were below the median for the peer group, but that contractual management fees were above the median. The Board

                   DIVERSIFIED INSTITUTIONAL FUNDS GROUP AND

              DIVERSIFIED INSTITUTIONAL STRATEGIC ALLOCATION FUNDS

             APPROVAL OF INVESTMENT ADVISORY CONTRACTS (CONTINUED)

                                 JUNE 30, 2005

                                  (UNAUDITED)

considered, however, that Diversified had recently agreed to reduce its management fee by 20 basis points and that its profitability had dropped substantially since the Board's last review. In the case of Diversified Institutional International Equity Fund, the Board noted that performance was somewhat below the median for the peer group and the relevant benchmark for recent one- and three-year periods, but observed that one of the advisers to the underlying portfolio had been replaced during the year. Additionally, it was noted that both contractual management fees and total expenses were below the median for the peer group.

Except as noted above, the Board's conclusions that each Diversified Advisory Agreement and each Sub-advisory agreement was in the best interests of each applicable Fund and its shareholders were generally based upon the Board's determination for each Fund that the Fund's performance compared favorably with other funds in its peer group and/or benchmark, that contractual management fees and actual total expenses after giving effect to waivers and reimbursements compared favorably to the peer group, and that, in reviewing Diversified's profitability on a Fund-by-Fund basis, such profitability (together with additional benefits received by Diversified and its affiliates) appeared reasonable in view of the nature and quality of the services provided by Diversified. The Board also considered that the fee waivers and reimbursements for certain Funds were contractually agreed, and, therefore, could not be discontinued or modified at Diversified's discretion. In addition to the foregoing, the Trustees were satisfied with the overall quality of the management services provided by Diversified and with Diversified's approach to selecting and monitoring Subadvisers.

                      (This page intentionally left blank)

                        DIVERSIFIED INVESTORS PORTFOLIOS

                               ECONOMIC OVERVIEW

                         SIX MONTHS ENDED JUNE 30, 2005

                                  (UNAUDITED)

PLEASE NOTE THAT ANY PERFORMANCE FIGURES DISCUSSED BELOW REPRESENT PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. VISIT WWW.DIVINVEST.COM FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END.

                               ECONOMIC OVERVIEW

The economy continued to expand, despite rising oil prices that peaked at $60 a barrel before retreating to $57 by June 30th. In total, oil prices were up 30% since the beginning of the year. Second quarter preliminary GDP came in at 3.4%, the ninth straight quarter in which the economy grew by more than 3%. First quarter GDP was revised upward to 3.8% from 3.5%.

Inflation was held in check, as the Fed increased the Federal Funds rate 25 basis points to 3.25%. It was the ninth consecutive rate increase, and the Federal Open Market Committee said that going forward it "will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability."

Long-term bond yields continued to decline, leading to a flattening of the yield curve and prompting several economists to point out that the closeness of short- and long-term rates is often a precursor to an economic slowdown. Investors apparently shared that sentiment as the UBS/Gallup Index of Investor Optimism hit a three-month low during the quarter.

Consumers, however, were more sanguine as low long-term bond yields -- and thus mortgage rates -- coupled with an improving jobs picture, pushed the Conference Board's Consumer Confidence Index to a three-year high at June 30th.

Unemployment declined to 5% in June, the lowest rate since September 2001, and 146,000 new jobs were added. While that number was below most economists' forecasts, it followed better-than-expected job growth in April and May, and brought the monthly average for the first half of 2005 to 181,000, close to 2004's average of 183,000 jobs per month.

Relatedly, the number of first-time jobless claims fell by 6,000 in the last full week of June to 310,000, its lowest level in more than two months, according to the Labor Department. Analysts had expected an increase to 325,000.

Finally, the dollar continued its surprising rise, hitting a four-year peak at the end of June.

                              FIXED INCOME MARKETS

Bond prices rebounded and moved into positive territory for the year, as fixed-income investors absorbed both the downgrade of Ford's and General Motors' debt in May and short-term inflationary pressures. The Lehman Brothers Aggregate Index returned 3% for the quarter, pushing year-to-date performance to 2.5%.

The Treasury sector was the best performer, returning 3.2% for the six-month period. Corporate and high-yield bonds shook off the volatility from the automaker downgrades and posted semiannual returns of 2.4% and 1.1%, respectively.

Long-term yields are artificially low and may remain so for the foreseeable future because of demand for U.S. Treasuries by Japan and China. According to a United States Treasury Department report released on June 30th, foreign holdings of U.S. debt increased 19.6% between June 2003 and June 2004. Japan has the largest portfolio of U.S. debt with $857 billion. China is second with $338 billion.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                         SIX MONTHS ENDED JUNE 30, 2005

                                  (UNAUDITED)

                                 EQUITY MARKETS

U.S. stocks picked up ground in the second quarter, but the gains were not enough to push most domestic equities solidly into the black for the year. Recall that stocks declined in the first quarter. Second quarter results were muted by the interest rate increase, which sent stocks tumbling on the last day of trading.

Overall, the Russell 3000 Index is flat for the year, as the second quarter's 2.2% gain wasn't enough to push the market clearly into positive territory. The broader Dow Jones Wilshire 5000 Index is also flat for the period ended June 30th.

Mid-cap stocks were the first half's bright spot, up 3.9% year-to-date, as measured by the Russell Midcap Index. Large-cap stocks -- as measured by the Standard & Poor's 500 Index -- were down slightly year-to-date, due to a significant first quarter decline. Small-caps are underwater for the year, down 1.3% as measured by the Russell 2000 Index.

Value continued its dominance over growth, but the latter showed signs of life in the second quarter, outperforming the former for the first time in a year. The Russell 3000 Growth Index returned 2.5%, compared with 2% for its value counterpart. Year-to-date, however, value is ahead of growth, 1.7% gain versus a 1.9% loss.

Segmented by market capitalization, large-cap growth trails large-cap value year-to-date, though growth was better in the second quarter; Mid-cap and small-cap value stocks outperformed their growth brethren over the six-month period.

Energy-related and utility stocks were the best performers. June's record oil prices boosted energy-related sectors; yield-hungry investors bid up utilities. Materials was the weakest sector as these stocks declined due to rising energy costs.

International stocks -- up slightly in the first quarter -- reversed course and were down at the close of the six-month period. The Morgan Stanley Capital International World Index (Ex-US) was down 0.3% at June 30th.

                                 LOOKING AHEAD

As we enter the third quarter, the economic expansion and labor market conditions continue to improve, despite higher oil prices. But the Federal Reserve Board's measured response to inflation and the flattening yield curve should make for a challenging investing environment.

                              MONEY MARKET SERIES

Money market funds returned 1.3% in the first six months of the year, as measured by the Citigroup Treasury Bill Three-Month Index. The fund performed in line with the benchmark during the period.

The Federal Open Market Committee (FOMC) continued to remove accommodative policy and adjust rates as expected, raising the federal funds target to 3.25% from 2.75% over the first half of the year. Economic growth and inflation did not alter investors' expectations of the FOMC's action. Investors anticipated the Fed's action and took advantage of the opportunity by shortening maturities. Longer rates, however, declined as market pricing reflected a potential pause by the Fed in late 2005.

The portfolio manager focused on identifying value along the short end of the yield curve, while keeping maturities short to take advantage of reinvestment opportunities created by the FOMC action. The manager was able to successfully execute this strategy during the first six months of 2005.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                         SIX MONTHS ENDED JUNE 30, 2005

                                  (UNAUDITED)

                            HIGH QUALITY BOND SERIES

Short/intermediate-term investment grade bonds were up slightly in the first half of the year, as measured by the Merrill Lynch 1-3 Year Treasury Index. The yield curve and automakers within the corporate sector were the two biggest stories during the period. Treasury yields rose at the short end of the curve but fell at the long end, following two rate increases by the Federal Open Market Committee; Ford's and General Motors' debt was downgraded to below investment grade.

The fund exceeded the benchmark for the six-month period, due to exposure to mortgages and floating rate asset-backed securities, and an overweight to banks and finance in the corporate sector. Income was the largest contributor to performance, accounting for most of the excess return.

The manager shifted the portfolio's term structure from the first quarter to the second by increasing the two-to-three and four-to-five year buckets and reducing the one-to-two and three-to-four year ones. Portfolio duration at the end of the period was still in line with the index at 1.67 years.

The fund was active in the asset-backed sector, purchasing several new issues. One noteworthy trade was the sale of a short average life (.89 years) home equity deal originated by Equity One -- a subsidiary of Popular Inc. -- and the purchase of a three-year home equity deal originated by Popular. The net yield pick-up on the trade was 34 basis points.

                      INTERMEDIATE GOVERNMENT BOND SERIES

Intermediate government bonds returned 1.6% for the six months ended June 30th, as measured by the Lehman Brothers Intermediate Government Bond index.

The fund posted returns in line with the benchmark during the first half of 2005. Exposure to the mortgage sector was additive to the portfolio's returns in the first quarter; avoidance of the credit sector also helped. In the second quarter, the manager maintained a duration position of 3.5 years -- slightly longer than the index's 3.3 -- and an overweight to out-of-index sectors, such as mortgages and asset-backed securities.

                                CORE BOND SERIES

The Lehman Brothers Aggregate Index rebounded in the second quarter, reversing a first quarter loss and posting a 2.5% gain for the six-month period.

The Core Bond Fund underperformed the benchmark during the first half of 2005. Most of the underperformance is attributable to a short duration position relative to the index, and an underweight to the mortgage-backed securities
(MBS) sector.

In the first quarter, the portfolio posted negative absolute returns, due largely to weakening fundamentals and concerns of a potential downgrade of Ford's and General Motors' debt to junk status. Long-term rates fell over the next three months and all components of the index realized strong absolute returns. The portfolio failed to keep pace because of its short duration position, the underweighting of MBS and an allocation to non-dollar issues. An underweight to the credit sector, combined with a bias toward financial and higher quality issues, resulted in a positive contribution to performance.

The portfolio remains short duration, with the underweight concentrated to the three-through-10 year portion of the yield curve. It is also underweight mortgages and corporates and has a modest exposure to the plus sectors.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                         SIX MONTHS ENDED JUNE 30, 2005

                                  (UNAUDITED)

                                BALANCED SERIES

The hybrid 60% S&P 500 and 40% Lehman Brothers Aggregate benchmark was up 0.5% for the six-month period, due largely to the fixed income component, as core bonds outperformed large-capitalization stocks. Long bonds rallied in the second quarter as the Federal Open Market Committee raised the federal funds target to 3.25% from 2.75% over the first half of the year.

During the period, Goldman Sachs Asset Management and Western Asset Management Co. were selected as new subadvisors to the fund, replacing Aeltus Investment Management Inc. and BlackRock, respectively. Goldman Sachs, the equity manager, employs a quantitative enhanced index strategy; Western uses a core plus approach to manage the fixed-income portion of the fund.

Asset allocation detracted slightly from overall performance, as the fund was overweight equities. The two subadvisors nevertheless exceeded their respective benchmarks. Excess equity returns came from the energy, information technology and consumer staples sectors. Overweighting Exxon Mobil Corp. and ConocoPhillips in the energy sector was additive as these two companies posted gains of 15% and 34%, respectively. Contributions also came from internet search engine Google Inc., up 34% and retailer Abercrombie & Fitch Co., up 20%.

The fixed income segment benefited from a moderate allocation to out-of-index sectors: high yield, non-dollar and emerging markets. Duration slightly detracted from performance as rates dropped during the second quarter.

The fund maintains an overweight to equities with about 36% of the portfolio allocated to fixed income.

                             VALUE & INCOME SERIES

Large-cap value stocks were up 1.8% in the first half of the year, as measured by the Russell 1000 Value Index. Stocks rallied in the second quarter, pushing the index into positive territory at June 30th. Energy and utilities were the best performing sectors.

TCW Investment Management Company replaced Alliance Capital Management as the fund's relative value manager, at the end of the first quarter. Alliance was replaced due to performance issues and concerns about the viability of its investment model in different market environments. TCW employs a "search for value poised for growth" stock selection process. Bernstein Investment Management and Research continues in its role as the fund's deep value manager.

The fund lagged the Russell 1000 Value Index for the six months ended June 30th, due mostly to stock selection in financials, and an overweight to insurance. AIG was the worst performing stock in the portfolio, down 16%. The insurer admitted to improper accounting practices, and Chairman and CEO Hank Greenberg resigned. Alliance continued to buy the stock on weakness, believing investors had overreacted and that AIG's fundamentals remained strong.

Fund performance rebounded in the second quarter, with stock selection as the main driver, particularly in the information technology sector. Tellabs Inc., a communications equipment company, was up 19%.

                             GROWTH & INCOME SERIES

Large-capitalization growth stocks dropped 0.81% in value for the six months ended June 30th, as measured by the Standard & Poor's 500 Index. Energy was the strongest performing sector, gaining 20%; the materials sector was the worst, losing 7.3%.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                         SIX MONTHS ENDED JUNE 30, 2005

                                  (UNAUDITED)

The fund exceeded the benchmark during the period. Stock selection in the consumer discretionary and information technology sectors were the main drivers of performance. Google, Inc., internet search engine, was the fund's top performer, returning 52%. Retailers benefited from strong consumer spending, and shares of Abercrombie & Fitch Co., J. C. Penney Company, Inc., and Federated Department Stores, Inc. rose 47%, 28% and 27%, respectively.

                              EQUITY GROWTH SERIES

Large-capitalization growth stocks were down 1.7% in the first half of the year, as measured by the Russell 1000 Index. The best performing sectors were energy, up 22%; utilities, which increased 16%; telecommunication services up, 9%; and healthcare, up 4%.

The fund performed in line with the benchmark during the six-month period. Positive returns in the second quarter were not strong enough to pull year-to-date performance out of negative territory. Growth stocks, however, rallied in the second quarter and outperformed their value counterparts for the first time in five years.

The first quarter's strong value environment was difficult for the fund's information technology stock holdings. eBay, Inc., an online auctioneer, fell 45% after it missed profit estimates and announced that growth was slowing in the United States. Biogen Idec, Inc., a biotechnology company, dropped 36% after it voluntarily withdrew its multiple sclerosis drug from the market.

Stock selection in healthcare was the main driver of the second quarter's improved performance. Genentech Inc. rose 42% following strong preliminary tests for its age related macular degeneration drug. Caremark Rx, Inc., a pharmaceutical services company, and Express Scripts, a provider of health care management and administration services, both added positive relative performance.

                              MID-CAP VALUE SERIES

Mid-capitalization value stocks were up 3.1% in the first half of the year, as measured by the Russell Mid Cap Value Index. The energy and the utility sectors provided the strongest returns for the six-month period.

During the first quarter, LSV Asset Management was added as a subadvisor to the fund. The decision was a function of capacity constraints at incumbent subadvisor Cramer Rosenthal McGlynn (CRM) and was not reflective of the latter's performance. CRM will manage 60% of the assets with LSV overseeing the balance. LSV's deep value, quantitative approach, complements CRM's opportunistic value methodology.

The portfolio trailed the benchmark for the six-month period. Consumer discretionary stocks were the largest detractor from performance, with automotive supplier Lear Corp. down 27% because of larger-than-expected order reductions from Ford and General Motors, its two biggest customers. The debt of both automakers was downgraded to junk status during the second quarter. An underweighting to Real Estate Investment Trusts (REITs) also hurt returns, as it was the second quarter's best performing sector in the index.

Energy provided the bulk of the portfolio's year-to-date positive performance, with Frontier Oil appreciating more than 60% since its addition to the portfolio in March. The fund is nevertheless underweight energy.

                             MID-CAP GROWTH SERIES

Mid-capitalization growth stocks were up 1.7% for the first half of the year, as measured by the Russell Mid Cap Growth Index. The strongest performing sectors in the index were energy, up 22%; utilities, which increased 18.4%; and telecommunication services, up 16.6%.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                         SIX MONTHS ENDED JUNE 30, 2005

                                  (UNAUDITED)

The fund exceeded the benchmark during the period, with the portfolio benefiting from an overweight to the energy sector and strong stock selection within financials. Individual holdings in the pharmaceutical and information technology sectors detracted from performance.

During the first quarter, Eyetech Pharmaceuticals, Inc., a biopharmaceutical company, declined 41% on the news of strong clinical drug trials by a major competitor. Cree, Inc., a semi-conductor chip company, missed fourth quarter earnings expectations and lost 41% of its value. Both stocks were sold on the negative news.

The fund's two top performing stocks were in the energy sector. Quicksilver Resources Inc. and EOG Resources, Inc. reported better-than-expected results and gained 73% and 59%, respectively. In the financial sector, asset manager Legg Mason, Inc. posted strong gains on the announcement of its acquisition of Citigroup's asset management operations.

                             SMALL-CAP VALUE SERIES

Small-capitalization value stocks eked out a 0.9% gain for the first half of 2005, as measured by the Russell 2000 Value Index. A 5.1% increase in the second quarter offset a 4.2% drop in the year's first three months, pushing the category into positive territory. Within the index, the energy, utilities and consumer sectors outperformed information technology, materials and industrials. Global energy demand and lower interest rates propelled the winners, while an absence of capital spending and concerns about a slowing economy dragged down the losers.

The fund lagged its benchmark over the six-month period due primarily to one-time transaction costs associated with changing subadvisors. EARNEST Partners LLC replaced Sterling Capital Management on April 13. An underweighting to Real Estate Investment Trusts (REITs) also hurt performance as these stocks surged 14% in the second quarter.

Individual stocks that hurt fund performance during the six-month period include Dendrite International, Inc., a pharmaceutical software company that lost 29%; EarthLink, Inc., an internet service provider that declined 25%; and Oriental Financial Group, Inc., a diversified financial holding company that dropped 45%.

On the positive side, Administaff, Inc., a provider of personnel management systems, rose 90%, and Phillips-Van Heusen Corp., a shirt manufacturer, posted a 21% gain.

                             SPECIAL EQUITY SERIES

Small-capitalization stocks were down 1.3% in the first half of the year, as measured by the Russell 2000 Index. A second quarter rally boosted returns 4.3% and narrowed the first quarter's 5.3% loss. The best performing sectors in the index were energy, up 22%; utilities, which increased 11%; and consumer staples, up 7%. Information Technology was the worst performer, down 11.2%.

The Special Equity Fund has five subadvisors -- two growth, two value and one structured core manager -- and attempts to generate higher returns relative to the broad small-cap market over a full market cycle. During the first quarter, Mazama Capital Management Inc. replaced Seneca Capital Management as one of the fund's growth managers. The four other subadvisors remain intact: EARNEST Partners LLC, INVESCO Inc., RS Investments and Wellington Management Co.

During the period, Special Equity posted positive net returns against the Russell 2000 Index and generated excess returns in the 10 major industry sectors. Value-oriented stocks led the small-cap category, while growth-oriented equities lagged.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                         SIX MONTHS ENDED JUNE 30, 2005

                                  (UNAUDITED)

Stocks that hurt fund performance were Avocent Corp., an enterprise connectivity company, down 35%; Viisage Technology, Inc., an identity verification company that declined 50%; and Gateway, Inc., a seller of personal computers that dropped 45%.

Individual stocks that contributed to the outperformance include homebuilders Hovnanian Enterprises Inc. and Meritage Homes Corp., up 31% and 41%, respectively; and Vintage Petroleum, Inc., an oil exploration and distribution company that rose 35%.

                            SMALL-CAP GROWTH SERIES

Small-capitalization growth stocks were down 3.6% for the first half of 2005, as measured by the Russell 2000 Growth Index. A second quarter rally that boosted returns 3.5% was not enough to overcome the first quarter's steep 6.8% decline. Information technology was the weakest sector for the six-month period, followed by financials and industrials.

The fund trailed its benchmark over the period. Underweighting the energy sector was a major cause, as the portfolio manager sought to avoid exposure to stocks with volatile commodity-linked returns. Healthcare and telecommunication services holdings also hurt performance, while exposure to financials was a positive contributor in the second quarter.

Individual names that hurt performance during the six-month period include Dyax Corp., a biotech firm that develops antibodies, down 34.7% and Skyworks Solutions Inc., a designer and producer of wireless semiconductor systems that declined 21.8%. Stocks that helped were Immucor, Inc., a supplier of tests for blood prior to transfusion, up 23.6% and aQuantive, Inc., a digital marketing services company that rose 98.2%.

                            AGGRESSIVE EQUITY SERIES

Large-cap growth stocks were down 1.7% for the six months ended June 30, 2005, as measured by the Russell 1000 Growth Index.

The fund lagged its benchmark over the six-month period because its growth stock investment approach was out of favor in the first quarter. Portfolio holdings that experienced difficulties during the period included Biogen Idec, Inc., down 39% and eBay, Inc., which dropped 36%. A biotechnology company, Biogen's share price plummeted following the company's voluntary withdrawal of its multiple sclerosis drug from the market; online auctioneer eBay dropped in value after it missed profit estimates.

Growth industries, such as internet service providers, luxury goods manufacturers and discount retailers, added value to the portfolio in the second quarter. Top performers for the quarter included: internet search engine Google, Inc., up 62%; leather shoes and accessories manufacturer Coach, Inc., which rose 19%; and women's clothing retailer Chicos FAS, Inc., up 21%.

                             HIGH YIELD BOND SERIES

High yield bonds returned 1.1% for the first six months of 2005, as measured by the Merrill Lynch High Yield Master II Index. Major concerns during the first half of the year included future foreign investment in U.S. Treasuries, Federal Reserve Board comments on inflation and General Motors' surprising loss of profitability and the subsequent downgrade of its debt.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                         SIX MONTHS ENDED JUNE 30, 2005

                                  (UNAUDITED)

The portfolio was positioned to minimize interest rate risk and spread widening with the understanding that higher interest rates adversely affect high yield bonds. This stance was neutral as it benefited the portfolio early in the year and then detracted from performance during the second quarter.

The fund underperformed the benchmark year-to-date, due to an overweighting to the building materials, air transportation and entertainment sectors, all of which posted negative returns. An underweight to energy and retail -- two of the best performing sectors in the index -- further hampered overall returns.

The fund was overweight the strong performing telecommunications sector which aided returns. Gaming and chemicals are the fund's two largest overweighted sectors, and both were additive in the first six months.

                          INTERNATIONAL EQUITY SERIES

International stocks were down 2% for the first six months of 2005, as measured by the Morgan Stanley Capital International World (Ex-US) Index. Within the benchmark, Europe was the best performing developed region, due primarily to the energy sector. Emerging markets was the best performing segment, up 6% year-to-date; and small-capitalization stocks led their large-cap counterparts.

The co-managed international fund trailed the index for the six-month period, due largely to one holding, Elan Corp. PLC, an Irish pharmaceutical company that declined 80% in the first quarter on negative news regarding a multiple sclerosis drug.

Energy sector stocks proved to be the portfolio's best performers year-to-date with Royal Dutch Shell PLC up 18%; Husky Energy, Inc. posting a 40% gain; and Petro-Canada rising 28%. AU Optronics, a manufacturer of thin film transistor-liquid crystal display (TFT-LCD) panels for flat screen televisions, was also a strong performer, returning 22% for the first half of the year.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF ASSETS AND LIABILITIES

                                 JUNE 30, 2005

                                  (UNAUDITED)

                                                                           HIGH       INTERMEDIATE
                                                           MONEY         QUALITY       GOVERNMENT
                                                           MARKET          BOND           BOND
                                                        ------------   ------------   ------------
ASSETS:
Securities, at cost...................................  $687,733,497   $773,432,531   $260,762,175
                                                        ============   ============   ============
Securities, at value, including investments held as
  collateral for securities out on loan (Notes 2 and
  4)..................................................  $687,733,497   $764,188,629   $260,875,171
Repurchase agreements (cost equals market)............   198,685,454      6,530,904      4,429,501
Cash..................................................         4,049             --             --
Foreign currency holdings, at value (cost $3,770,742,
  $5, and $343,539 respectively)......................            --             --             --
Receivable for securities sold........................            --             --     12,463,343
Unrealized appreciation on foreign currency forward
  contracts (Note 10).................................            --             --             --
Interest receivable...................................     1,187,167      4,947,291      1,437,317
Dividends receivable..................................            --             --             --
Foreign tax reclaim receivable........................            --             --             --
Receivable from Advisor...............................            --             --            592
Receivable from securities lending (net)..............            --          1,215          3,926
                                                        ------------   ------------   ------------
Total assets..........................................   887,610,167    775,668,039    279,209,850
                                                        ------------   ------------   ------------
LIABILITIES:
Collateral for securities out on loan.................            --     25,140,250     41,460,158
Payable for securities purchased......................            --             --      4,199,985
Securities sold short, at value (proceeds
  $77,887,388)........................................            --             --             --
Written options, at value (premium $564,568, $18,372,
  and $54,365 respectively)...........................            --             --             --
Unrealized depreciation on foreign currency forward
  contracts (Note 10).................................            --             --             --
Variation margin......................................            --             --             --
Investment advisory fees..............................       172,683        208,983         67,548
Accrued expenses......................................        52,219         46,737         61,305
Contingent liability (Note 6).........................            --             --             --
                                                        ------------   ------------   ------------
Total liabilities.....................................       224,902     25,395,970     45,788,996
                                                        ------------   ------------   ------------
NET ASSETS............................................  $887,385,265   $750,272,069   $233,420,854
                                                        ============   ============   ============

                       See notes to financial statements.

                        TOTAL
         CORE          RETURN                        VALUE &                        GROWTH &
         BOND           BOND         BALANCED         INCOME          VALUE          INCOME
    --------------   -----------   ------------   --------------   -----------   --------------

    $2,157,262,724   $49,094,846   $396,307,117   $2,776,002,347   $ 9,768,727   $1,120,502,147
    ==============   ===========   ============   ==============   ===========   ==============

    $2,167,242,459   $49,566,768   $412,042,714   $3,056,387,698   $10,128,610   $1,204,315,105
        20,000,000    10,775,704     39,797,585      103,824,722       248,359       18,393,194
            36,064            --        183,681               --            --          196,897

         3,714,511             5        353,057               --            --               --
       419,049,393            --         36,540       45,739,730        23,923       11,590,315

         1,736,993        90,697        491,199               --            --               --
        16,875,600       492,956      1,094,647           33,986            18           11,831
                --         8,925        400,597        3,714,617        22,391        1,322,560
                --            --             --               --            22            1,639
                --         5,834         17,824               --         4,934               --
            10,956            --          2,952           98,469            --           41,896
    --------------   -----------   ------------   --------------   -----------   --------------
     2,628,665,976    60,940,889    454,420,796    3,209,799,222    10,428,257    1,235,873,437
    --------------   -----------   ------------   --------------   -----------   --------------

        94,420,159            --     18,961,356      317,505,927            --      125,968,925
       581,458,927     9,839,859     26,817,193       65,659,170        15,262       15,066,740
        77,834,165            --             --               --            --               --

           802,828        28,687         84,984               --            --               --

           450,787         5,643        167,075               --            --               --
           224,373        11,578         21,037               --            --           19,610
           525,196        14,627        151,785        1,045,035         4,231          540,347
           101,116         8,570         84,899          159,770         7,623           61,464
                --            --             --               --            --               --
    --------------   -----------   ------------   --------------   -----------   --------------
       755,817,551     9,908,964     46,288,329      384,369,902        27,116      141,657,086
    --------------   -----------   ------------   --------------   -----------   --------------
    $1,872,848,425   $51,031,925   $408,132,467   $2,825,429,320   $10,401,141   $1,094,216,351
    ==============   ===========   ============   ==============   ===========   ==============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                 JUNE 30, 2005

                                  (UNAUDITED)

                                                          EQUITY         MID-CAP        MID-CAP
                                                          GROWTH          VALUE          GROWTH
                                                      --------------   ------------   ------------
ASSETS:
Securities, at cost.................................  $2,213,986,236   $509,745,551   $250,276,475
                                                      ==============   ============   ============
Securities, at value, including investments held as
  collateral for securities out on loan (Notes 2 and
  4)................................................  $2,469,446,960   $540,431,524   $281,540,036
Repurchase agreements (cost equals market)..........      67,126,917     29,286,174      6,761,499
Cash................................................             150         22,286          3,562
Foreign currency holdings, at value (cost
  $11,830,181)......................................              --             --             --
Receivable for securities sold......................              --     12,002,243      2,259,965
Unrealized appreciation on foreign currency forward
  contracts (Note 10)...............................              --             --             --
Interest receivable.................................          23,294          7,615          5,487
Dividends receivable................................       1,919,054      2,001,801         47,305
Foreign tax reclaim receivable......................          35,972          4,505             --
Receivable from Advisor.............................              --          6,431          3,733
Receivable from securities lending (net)............          26,876         19,451          5,422
                                                      --------------   ------------   ------------
Total assets........................................   2,538,579,223    583,782,030    290,627,009
                                                      --------------   ------------   ------------
LIABILITIES:
Collateral for securities out on loan...............     221,128,061     65,903,677     59,966,960
Payable for securities purchased....................       2,805,749     14,185,065      2,716,033
Unrealized depreciation on foreign currency forward
  contracts (Note 10)...............................              --             --             --
Variation margin....................................              --             --             --
Investment advisory fees............................       1,197,677        271,275        131,710
Accrued expenses....................................         125,398         43,222         57,448
Contingent liability (Note 6).......................              --             --             --
                                                      --------------   ------------   ------------
Total liabilities...................................     225,256,885     80,403,239     62,872,151
                                                      --------------   ------------   ------------
NET ASSETS..........................................  $2,313,322,338   $503,378,791   $227,754,858
                                                      ==============   ============   ============

                       See notes to financial statements.

     SMALL-CAP        SPECIAL        SMALL-CAP      AGGRESSIVE     HIGH YIELD    INTERNATIONAL
       VALUE           EQUITY          GROWTH         EQUITY          BOND           EQUITY
    ------------   --------------   ------------   ------------   ------------   --------------

    $199,110,204   $1,324,867,482   $129,259,289   $374,897,404   $342,137,642   $1,402,436,522
    ============   ==============   ============   ============   ============   ==============

    $209,104,478   $1,464,757,812   $139,060,406   $411,298,869   $350,085,615   $1,550,406,470
      15,278,831       42,614,970      5,952,517      3,565,577     25,098,512       22,882,397
              --               --             --             --             --               --
              --               --             --             --             --       11,661,464
       1,538,991        9,061,616        957,019     23,646,069      2,225,214        8,281,279

              --               --             --             --             --           18,437
           3,456           24,556          2,987          4,037      7,125,889           13,008
         191,417        1,298,543         36,964        226,396             --        2,984,128
              --            1,287            202         10,051             --          784,373
           7,612               --          5,832          2,228            180               --
           2,818           51,670         11,622          6,559             --          128,382
    ------------   --------------   ------------   ------------   ------------   --------------
     226,127,603    1,517,810,454    146,027,549    438,759,786    384,535,410    1,597,159,938
    ------------   --------------   ------------   ------------   ------------   --------------

      28,176,600      257,599,303     30,669,845     45,336,885             --      136,187,298
       5,239,354        8,511,456        758,148     25,211,350     10,751,183       12,828,617

              --               --             --             --          1,487           25,437
              --            6,325             --             --             --               --
         126,014          810,906         80,592        233,921        165,256          879,244
          32,238           28,393         32,626         27,824         41,940          145,167
              --               --             --             --             --               --
    ------------   --------------   ------------   ------------   ------------   --------------
      33,574,206      266,956,383     31,541,211     70,809,980     10,959,866      150,065,763
    ------------   --------------   ------------   ------------   ------------   --------------
    $192,553,397   $1,250,854,071   $114,486,338   $367,949,806   $373,575,544   $1,447,094,175
    ============   ==============   ============   ============   ============   ==============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                            STATEMENTS OF OPERATIONS

                       FOR THE PERIOD ENDED JUNE 30, 2005

                                  (UNAUDITED)

                                                                             HIGH       INTERMEDIATE
                                                               MONEY        QUALITY      GOVERNMENT
                                                              MARKET         BOND           BOND
                                                            -----------   -----------   ------------
INVESTMENT INCOME (NOTE 2):
Interest income...........................................  $11,094,838   $12,923,368    $4,247,137
Securities lending income (net)...........................           --         9,124        45,081
Dividend income...........................................           --            --            --
Less: foreign withholding taxes...........................           --            --            --
                                                            -----------   -----------    ----------
Total income..............................................   11,094,838    12,932,492     4,292,218
                                                            -----------   -----------    ----------
EXPENSES (NOTE 2):
Investment advisory fees..................................    1,010,827     1,252,178       421,454
Custody fees..............................................       67,538        82,091        37,921
Audit fees................................................       13,214        14,071        13,444
Legal fees................................................       12,747        10,648         7,615
Reports to shareholders...................................        4,770         4,676         1,753
Miscellaneous fees........................................        2,497         2,111           725
                                                            -----------   -----------    ----------
Total expenses............................................    1,111,593     1,365,775       482,912
Expenses reimbursed by the Advisor........................           --            --        (1,437)
                                                            -----------   -----------    ----------
Net expenses..............................................    1,111,593     1,365,775       481,475
                                                            -----------   -----------    ----------
NET INVESTMENT INCOME (LOSS)..............................    9,983,245    11,566,717     3,810,743
                                                            -----------   -----------    ----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  (NOTE 2):
Net realized gains (losses) on transactions from:
  Securities..............................................          332      (904,924)     (476,996)
  Futures, written and purchased options and short
     sales................................................           --            --            --
  Foreign currency transactions...........................           --            --            --
Change in net unrealized appreciation (depreciation) on:
  Securities..............................................           --    (2,258,428)      390,150
  Futures, written and purchased options and short
     sales................................................           --            --            --
  Foreign currency translations...........................           --            --            --
                                                            -----------   -----------    ----------
Net realized and unrealized gains (losses) on
  investments.............................................          332    (3,163,352)      (86,846)
                                                            -----------   -----------    ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS..............................................  $ 9,983,577   $ 8,403,365    $3,723,897
                                                            ===========   ===========    ==========

---------------

(1) Commencement of Operations, May 6, 2005.

                       See notes to financial statements.

                            TOTAL
             CORE           RETURN                         VALUE &                   GROWTH &
             BOND          BOND(1)         BALANCED        INCOME       VALUE(1)      INCOME
          -----------   --------------   ------------   -------------   --------   ------------
          $36,920,131     $  336,531     $  3,222,262   $   1,007,955   $  4,549   $    148,983
              126,468             --           11,518         405,842         --         66,804
                   --          8,925        2,205,457      24,055,378     38,458      8,021,446
                   --             --               --        (104,768)       (33)       (10,314)
          -----------     ----------     ------------   -------------   --------   ------------
           37,046,599        345,456        5,439,237      25,364,407     42,974      8,226,919
          -----------     ----------     ------------   -------------   --------   ------------
            3,062,686         27,155          914,273       6,162,290      7,806      3,230,184
              250,387          9,296          156,214         252,771      5,391        124,854
               16,964          4,276           14,177          18,074      4,276         15,095
               25,403            556           10,505          65,692        248         22,485
               11,153            119            7,731          27,773         68          7,804
                5,101             77            1,999          13,381         50          5,326
          -----------     ----------     ------------   -------------   --------   ------------
            3,371,694         41,479        1,104,899       6,539,981     17,839      3,405,748
                   --        (10,444)         (89,041)             --     (9,251)            --
          -----------     ----------     ------------   -------------   --------   ------------
            3,371,694         31,035        1,015,858       6,539,981      8,588      3,405,748
          -----------     ----------     ------------   -------------   --------   ------------
           33,674,905        314,421        4,423,379      18,824,426     34,386      4,821,171
          -----------     ----------     ------------   -------------   --------   ------------
            3,609,777        205,639       18,002,950     165,875,407      4,872     21,761,311
              615,430        (47,661)         435,385              --         --        (10,318)
           (6,287,801)        44,620         (513,012)             --         --           (187)
              941,487        471,922      (19,105,819)   (158,537,701)   359,883    (29,381,699)
           (1,046,210)       (41,323)        (230,205)             --         --        (51,923)
            7,200,177         82,307          869,283              --         --             --
          -----------     ----------     ------------   -------------   --------   ------------
            5,032,860        715,504         (541,418)      7,337,706    364,755     (7,682,816)
          -----------     ----------     ------------   -------------   --------   ------------
          $38,707,765     $1,029,925     $  3,881,961   $  26,162,132   $399,141   $ (2,861,645)
          ===========     ==========     ============   =============   ========   ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                       FOR THE PERIOD ENDED JUNE 30, 2005

                                  (UNAUDITED)

                                                             EQUITY        MID-CAP       MID-CAP
                                                             GROWTH         VALUE         GROWTH
                                                          ------------   ------------   ----------
INVESTMENT INCOME (NOTE 2):
Interest income.........................................  $    795,633   $    309,828   $   82,219
Securities lending income (net).........................       104,794         74,615       35,319
Dividend income.........................................    10,774,227      4,880,266      240,123
Less: foreign withholding taxes.........................       (55,372)       (46,567)          --
                                                          ------------   ------------   ----------
Total income............................................    11,619,282      5,218,142      357,661
                                                          ------------   ------------   ----------
EXPENSES (NOTE 2):
Investment advisory fees................................     7,010,055      1,508,522      754,391
Custody fees............................................       218,932         69,257       32,989
Audit fees..............................................        17,400         11,665       11,349
Legal fees..............................................        32,588         10,241        6,492
Reports to shareholders.................................        15,255          7,555        1,377
Miscellaneous fees......................................        11,066          2,175          972
                                                          ------------   ------------   ----------
Total expenses..........................................     7,305,296      1,609,415      807,570
Expenses reimbursed by the Advisor......................            --        (33,031)     (21,746)
                                                          ------------   ------------   ----------
Net expenses............................................     7,305,296      1,576,384      785,824
                                                          ------------   ------------   ----------
NET INVESTMENT INCOME (LOSS)............................     4,313,986      3,641,758     (428,163)
                                                          ------------   ------------   ----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
  (NOTE 2):
Net realized gains (losses) on transactions from:
  Securities............................................    27,063,584     33,456,569    4,598,756
  Futures, written and purchased options and short
     sales..............................................            --             --           --
  Foreign currency transactions.........................            --             --           --
Change in net unrealized appreciation (depreciation) on:
  Securities............................................   (69,252,534)   (23,101,317)     773,593
  Futures, written and purchased options and short
     sales..............................................            --             --           --
  Foreign currency translations.........................           (81)       (26,000)          --
                                                          ------------   ------------   ----------
Net realized and unrealized gains (losses) on
  investments...........................................   (42,189,031)    10,329,252    5,372,349
                                                          ------------   ------------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS............................................  $(37,875,045)  $ 13,971,010   $4,944,186
                                                          ============   ============   ==========

                       See notes to financial statements.

           SMALL-CAP       SPECIAL       SMALL-CAP     AGGRESSIVE     HIGH YIELD    INTERNATIONAL
             VALUE          EQUITY        GROWTH         EQUITY          BOND          EQUITY
          ------------   ------------   -----------   ------------   ------------   -------------
          $    107,449   $    488,903   $    54,388   $     56,769   $ 14,652,773   $    266,476
                14,390        290,983        45,778         36,099             --        875,105
               754,999      4,987,122       140,604        981,833         90,231     30,534,743
                (2,150)        (6,689)         (734)       (15,077)            --     (3,310,260)
          ------------   ------------   -----------   ------------   ------------   ------------
               874,688      5,760,319       240,036      1,059,624     14,743,004     28,366,064
          ------------   ------------   -----------   ------------   ------------   ------------
               725,328      4,752,909       458,270      1,409,153        981,387      5,311,563
                30,997        158,541        36,036         35,425         63,473        795,530
                11,313         16,299        11,215         13,111         13,597         17,578
                 6,759         22,681         1,528         10,426          5,155         28,367
                 4,380         23,281           678          4,199          2,278          9,196
                   909          5,957           554          1,848          1,069          6,910
          ------------   ------------   -----------   ------------   ------------   ------------
               779,686      4,979,668       508,281      1,474,162      1,066,959      6,169,144
               (27,676)            --       (34,208)       (10,107)          (180)            --
          ------------   ------------   -----------   ------------   ------------   ------------
               752,010      4,979,668       474,073      1,464,055      1,066,779      6,169,144
          ------------   ------------   -----------   ------------   ------------   ------------
               122,678        780,651      (234,037)      (404,431)    13,676,225     22,196,920
          ------------   ------------   -----------   ------------   ------------   ------------
            10,663,940     76,481,033      (263,339)     6,674,010      1,396,309     22,044,717
                    --        (91,430)           --             --             --             --
                    --           (347)           --             --         74,676       (606,843)
           (21,416,727)   (45,795,064)   (4,696,530)   (17,425,195)   (13,205,218)   (83,069,270)
                    --         43,060            --             --             --             --
                    --            128            --             --           (883)      (365,220)
          ------------   ------------   -----------   ------------   ------------   ------------
           (10,752,787)    30,637,380    (4,959,869)   (10,751,185)   (11,735,116)   (61,996,616)
          ------------   ------------   -----------   ------------   ------------   ------------
          $(10,630,109)  $ 31,418,031   $(5,193,906)  $(11,155,616)  $  1,941,109   $(39,799,696)
          ============   ============   ===========   ============   ============   ============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS

                       FOR THE PERIOD ENDED JUNE 30, 2005

                                  (UNAUDITED)

                                                                          HIGH        INTERMEDIATE
                                                         MONEY           QUALITY       GOVERNMENT
                                                        MARKET            BOND            BOND
                                                    ---------------   -------------   ------------
FROM OPERATIONS:
Net investment income (loss)......................  $     9,983,245   $  11,566,717   $  3,810,743
Net realized gains (losses) on transactions from:
  Securities......................................              332        (904,924)      (476,996)
  Futures, written and purchased options and short
     sales........................................               --              --             --
  Foreign currency transactions...................               --              --             --
Change in net unrealized appreciation
  (depreciation) on:
  Securities......................................               --      (2,258,428)       390,150
  Futures, written and purchased options and short
     sales........................................               --              --             --
  Foreign currency translations...................               --              --             --
                                                    ---------------   -------------   ------------
Net increase (decrease) in net assets resulting
  from operations.................................        9,983,577       8,403,365      3,723,897
                                                    ---------------   -------------   ------------
FROM TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
Contributions.....................................    1,427,096,087     163,895,294     32,185,568
Withdrawals.......................................   (1,359,046,784)   (112,620,968)   (58,991,262)
                                                    ---------------   -------------   ------------
Net increase (decrease) in net assets resulting
  from transactions in investors' beneficial
  interests.......................................       68,049,303      51,274,326    (26,805,694)
                                                    ---------------   -------------   ------------
Net increase (decrease) in net assets.............       78,032,880      59,677,691    (23,081,797)
NET ASSETS:
Beginning of period...............................      809,352,385     690,594,378    256,502,651
                                                    ---------------   -------------   ------------
End of period.....................................  $   887,385,265   $ 750,272,069   $233,420,854
                                                    ===============   =============   ============

---------------

(1) Commencement of Operations, May 6, 2005.

                       See notes to financial statements.

                              TOTAL
               CORE          RETURN                        VALUE &                        GROWTH &
               BOND          BOND(1)       BALANCED         INCOME        VALUE(1)         INCOME
          --------------   -----------   ------------   --------------   -----------   --------------

          $   33,674,905   $   314,421   $  4,423,379   $   18,824,426   $    34,386   $    4,821,171

               3,609,777       205,639     18,002,950      165,875,407         4,872       21,761,311
                 615,430       (47,661)       435,385               --            --          (10,318)
              (6,287,801)       44,620       (513,012)              --            --             (187)

                 941,487       471,922    (19,105,819)    (158,537,701)      359,883      (29,381,699)
              (1,046,210)      (41,323)      (230,205)              --            --          (51,923)
               7,200,177        82,307        869,283               --            --               --
          --------------   -----------   ------------   --------------   -----------   --------------

              38,707,765     1,029,925      3,881,961       26,162,132       399,141       (2,861,645)
          --------------   -----------   ------------   --------------   -----------   --------------

             323,836,270    50,002,000     37,960,606      366,086,022    10,002,000      110,147,154
            (145,063,495)           --    (53,436,789)    (272,282,156)           --     (149,017,592)
          --------------   -----------   ------------   --------------   -----------   --------------

             178,772,775    50,002,000    (15,476,183)      93,803,866    10,002,000      (38,870,438)
          --------------   -----------   ------------   --------------   -----------   --------------
             217,480,540    51,031,925    (11,594,222)     119,965,998    10,401,141      (41,732,083)

           1,655,367,885            --    419,726,689    2,705,463,322            --    1,135,948,434
          --------------   -----------   ------------   --------------   -----------   --------------
          $1,872,848,425   $51,031,925   $408,132,467   $2,825,429,320   $10,401,141   $1,094,216,351
          ==============   ===========   ============   ==============   ===========   ==============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                       FOR THE PERIOD ENDED JUNE 30, 2005

                                  (UNAUDITED)

                                                          EQUITY         MID-CAP        MID-CAP
                                                          GROWTH          VALUE          GROWTH
                                                      --------------   ------------   ------------
FROM OPERATIONS:
Net investment income (loss)........................  $    4,313,986   $  3,641,758   $   (428,163)
Net realized gains (losses) on transactions from:
  Securities........................................      27,063,584     33,456,569      4,598,756
  Futures, written and purchased options and short
     sales..........................................              --             --             --
  Foreign currency transactions.....................              --             --             --
Change in net unrealized appreciation (depreciation)
  on:
  Securities........................................     (69,252,534)   (23,101,317)       773,593
  Futures, written and purchased options and short
     sales..........................................              --             --             --
  Foreign currency translations.....................             (81)       (26,000)            --
                                                      --------------   ------------   ------------
Net increase (decrease) in net assets resulting from
  operations........................................     (37,875,045)    13,971,010      4,944,186
                                                      --------------   ------------   ------------
FROM TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
Contributions.......................................     340,684,997    125,946,443     39,174,957
Withdrawals.........................................    (280,047,561)   (51,249,341)   (26,465,157)
                                                      --------------   ------------   ------------
Net increase (decrease) in net assets resulting from
  transactions in investors' beneficial interests...      60,637,436     74,697,102     12,709,800
                                                      --------------   ------------   ------------
Net increase (decrease) in net assets...............      22,762,391     88,668,112     17,653,986
NET ASSETS:
Beginning of period.................................   2,290,559,947    414,710,679    210,100,872
                                                      --------------   ------------   ------------
End of period.......................................  $2,313,322,338   $503,378,791   $227,754,858
                                                      ==============   ============   ============

                       See notes to financial statements.

           SMALL-CAP        SPECIAL        SMALL-CAP      AGGRESSIVE     HIGH YIELD    INTERNATIONAL
             VALUE           EQUITY          GROWTH         EQUITY          BOND           EQUITY
          ------------   --------------   ------------   ------------   ------------   --------------

          $    122,678   $      780,651   $   (234,037)  $   (404,431)  $ 13,676,225   $   22,196,920

            10,663,940       76,481,033       (263,339)     6,674,010      1,396,309       22,044,717
                    --          (91,430)            --             --             --               --
                    --             (347)            --             --         74,676         (606,843)

           (21,416,727)     (45,795,064)    (4,696,530)   (17,425,195)   (13,205,218)     (83,069,270)
                    --           43,060             --             --             --               --
                    --              128             --             --           (883)        (365,220)
          ------------   --------------   ------------   ------------   ------------   --------------

           (10,630,109)      31,418,031     (5,193,906)   (11,155,616)     1,941,109      (39,799,696)
          ------------   --------------   ------------   ------------   ------------   --------------

            49,635,203      163,818,719     23,688,835     56,092,416     60,301,452      234,492,244
           (19,187,646)    (171,913,421)   (12,437,743)   (74,713,861)   (40,439,553)    (149,216,317)
          ------------   --------------   ------------   ------------   ------------   --------------

            30,447,557       (8,094,702)    11,251,092    (18,621,445)    19,861,899       85,275,927
          ------------   --------------   ------------   ------------   ------------   --------------
            19,817,448       23,323,329      6,057,186    (29,777,061)    21,803,008       45,476,231

           172,735,949    1,227,530,742    108,429,152    397,726,867    351,772,536    1,401,617,944
          ------------   --------------   ------------   ------------   ------------   --------------
          $192,553,397   $1,250,854,071   $114,486,338   $367,949,806   $373,575,544   $1,447,094,175
          ============   ==============   ============   ============   ============   ==============

                        DIVERSIFIED INVESTORS PORTFOLIOS

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                     HIGH        INTERMEDIATE
                                    MONEY           QUALITY       GOVERNMENT          CORE                            VALUE &
                                   MARKET            BOND            BOND             BOND           BALANCED          INCOME
                               ---------------   -------------   -------------   --------------   --------------   --------------
FROM OPERATIONS:
Net investment income
 (loss)......................  $     9,662,640   $  19,775,354   $  6,716,294    $   55,855,452   $    9,264,257   $   43,091,333
Net realized gains (losses)
 on transactions from:
 Securities..................          (68,909)        151,339       (958,216)       17,584,819       28,014,567      136,210,030
 Futures, written options and
   short sales...............               --              --             --         2,034,427          275,477               --
 Foreign currency
   transactions..............               --              --             --           754,587         (797,829)              --
Change in net unrealized
 appreciation (depreciation)
 on:
 Securities..................               --     (10,070,723)    (1,623,256)       (9,954,093)      (4,120,704)     124,599,254
 Futures, written options and
   short sales...............               --              --             --         1,831,989          352,272               --
 Foreign currency
   translations..............               --              --             --         3,018,058          326,110               --
                               ---------------   -------------   -------------   --------------   --------------   --------------
Net increase (decrease) in
 net assets resulting from
 operations..................        9,593,731       9,855,970      4,134,822        71,125,239       33,314,150      303,900,617
                               ---------------   -------------   -------------   --------------   --------------   --------------
FROM TRANSACTIONS IN
 INVESTORS' BENEFICIAL
 INTERESTS:
 Contributions...............    2,390,217,896     297,813,199    108,850,896       481,906,477       80,900,947      698,778,362
 Withdrawals.................   (2,390,031,840)   (239,823,125)  (122,003,055)     (366,450,838)    (128,574,240)    (495,301,392)
                               ---------------   -------------   -------------   --------------   --------------   --------------
Net increase (decrease) in
 net assets resulting from
 transactions in investors'
 beneficial interests........          186,056      57,990,074    (13,152,159)      115,455,639      (47,673,293)     203,476,970
                               ---------------   -------------   -------------   --------------   --------------   --------------
Net increase (decrease) in
 net assets..................        9,779,787      67,846,044     (9,017,337)      186,580,878      (14,359,143)     507,377,587
NET ASSETS:
Beginning of year............      799,572,598     622,748,334    265,519,988     1,468,787,007      434,085,832    2,198,085,735
                               ---------------   -------------   -------------   --------------   --------------   --------------
End of year..................  $   809,352,385   $ 690,594,378   $256,502,651    $1,655,367,885   $  419,726,689   $2,705,463,322
                               ===============   =============   =============   ==============   ==============   ==============

                       See notes to financial statements.

       GROWTH &          EQUITY         MID-CAP        MID-CAP       SMALL-CAP        SPECIAL        SMALL-CAP      AGGRESSIVE
        INCOME           GROWTH          VALUE          GROWTH         VALUE           EQUITY          GROWTH         EQUITY
    --------------   --------------   ------------   ------------   ------------   --------------   ------------   -------------
    $   13,107,310   $   14,044,832   $  2,363,116   $   (545,142)  $    436,366   $    1,933,139   $   (487,624)  $  (1,780,244)
       115,263,875       31,940,963     42,407,767     12,882,888     11,963,670      237,402,239      8,624,552      53,282,314
           218,837               --             --             --             --          383,845             --              --
                --         (195,930)            --             --             --           (1,419)            --              --
       (14,746,118)     124,528,399     28,735,824     14,287,960     16,063,298      (94,435,273)     1,287,183      (6,938,097)
           (25,648)              --             --             --             --          (63,125)            --              --
                --          252,838             --             --             --             (128)            --              --
    --------------   --------------   ------------   ------------   ------------   --------------   ------------   -------------
       113,818,256      170,571,102     73,506,707     26,625,706     28,463,334      145,219,278      9,424,111      44,563,973
    --------------   --------------   ------------   ------------   ------------   --------------   ------------   -------------
       240,606,463      588,107,212    187,619,787     70,645,237     81,981,796      387,584,089     48,004,475     134,545,173
      (281,865,617)    (443,755,067)   (62,608,934)   (52,917,945)   (38,596,639)    (575,873,750)   (32,589,077)   (152,715,289)
    --------------   --------------   ------------   ------------   ------------   --------------   ------------   -------------
       (41,259,154)     144,352,145    125,010,853     17,727,292     43,385,157     (188,289,661)    15,415,398     (18,170,116)
    --------------   --------------   ------------   ------------   ------------   --------------   ------------   -------------
        72,559,102      314,923,247    198,517,560     44,352,998     71,848,491      (43,070,383)    24,839,509      26,393,857
     1,063,389,332    1,975,636,700    216,193,119    165,747,874    100,887,458    1,270,601,125     83,589,643     371,333,010
    --------------   --------------   ------------   ------------   ------------   --------------   ------------   -------------
    $1,135,948,434   $2,290,559,947   $414,710,679   $210,100,872   $172,735,949   $1,227,530,742   $108,429,152   $ 397,726,867
    ==============   ==============   ============   ============   ============   ==============   ============   =============

      HIGH YIELD    INTERNATIONAL
         BOND           EQUITY
     ------------   --------------
     $ 24,965,405   $   21,837,655
        2,115,482      115,705,922
               --               --
          (38,584)      (1,206,452)
        4,878,847       90,404,364
               --               --
           (2,274)       1,402,931
     ------------   --------------
       31,918,876      228,144,420
     ------------   --------------
      119,654,473      363,246,391
      (82,501,587)    (238,806,763)
     ------------   --------------
       37,152,886      124,439,628
     ------------   --------------
       69,071,762      352,584,048
      282,700,774    1,049,033,896
     ------------   --------------
     $351,772,536   $1,401,617,944
     ============   ==============

                             MONEY MARKET PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              COMMERCIAL PAPER -- 34.8%
$34,410,000   AIG Funding, Inc.,
                3.08%, 07/08/05..............  $ 34,389,392
 33,890,000   Citigroup, Inc.,
                3.10%, 07/01/05..............    33,890,000
 33,280,000   Credit Suisse First Boston USA,
                Inc.,
                3.03%, 07/11/05..............    33,251,990
 28,610,000   Deutsche Bank Financial LLC,
                3.17%, 07/07/05..............    28,594,908
 33,890,000   Jupiter Securities
                Corp. -- 144A,
                3.07%, 07/06/05..............    33,875,550
 34,570,000   Rabobank USA Financial Corp.,
                3.35%, 11/10/05..............    34,145,999
 28,080,000   Sheffield Receivables -- 144A,
                3.18%, 07/15/05..............    28,045,329
  5,810,000   Sheffield Receivables -- 144A,
                3.19%, 07/15/05..............     5,802,792
 43,000,000   UBS Finance (Delaware),
                3.39%, 07/01/05..............    43,000,000
 34,100,000   Windmill Funding Corp. -- 144A,
                3.10%, 07/20/05..............    34,044,209
                                               ------------
              TOTAL COMMERCIAL PAPER (Cost
                $309,040,169)................   309,040,169
                                               ------------
              YANKEE CERTIFICATES OF DEPOSIT -- 15.2%
 33,620,000   Abbey National Treasury,
                3.11%, 07/18/05..............    33,620,000
 34,410,000   BNP Paribas New York,
                3.18%, 08/09/05..............    34,410,000
 33,640,000   Canadian Imperial Bank,
                3.05%, 07/01/05..............    33,640,000
 33,100,000   Dexia Credit Local SA,
                3.06%, 07/05/05..............    33,100,000
                                               ------------
              TOTAL YANKEE CERTIFICATES OF
                DEPOSIT (Cost
                $134,770,000)................   134,770,000
                                               ------------
              MEDIUM TERM CORPORATE NOTES -- 1.5%
 13,000,000   Caterpillar Financial Service
                Corp., Variable Rate,
                1.24%, 07/09/05(a) (Cost
                $13,000,000).................    13,000,000
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 5.4%
              FREDDIE MAC
 33,580,000   3.80%, 07/12/06................    33,580,000
 14,100,000   Variable Rate,
                3.08%, 10/07/05(a)...........    14,100,000
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
                AGENCY SECURITIES (Cost
                $47,680,000).................    47,680,000
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM CORPORATE NOTES -- 20.6%
$16,900,000   American Express Credit
                Company, Variable Rate,
                3.23%, 04/05/06(a)...........  $ 16,908,576
 34,690,000   Bank of America Corp.,
                3.20%, 08/22/05..............    34,690,000
 33,400,000   Barclays Bank PLC New York,
                Variable Rate,
                3.21%, 06/21/06(a)...........    33,396,270
 16,970,000   Goldman Sachs Group, Inc.,
                Variable Rate,
                3.27%, 05/24/06(a)...........    16,970,000
 33,400,000   HSBC Finance Corp., Series MTN,
                Variable Rate,
                3.49%, 06/22/06(a)...........    33,428,482
 14,000,000   Merrill Lynch & Company, Series
                MTN, Variable Rate,
                3.36%, 02/10/06(a)...........    14,000,000
 33,850,000   Morgan Stanley, Variable Rate,
                3.13%, 02/03/06(a)...........    33,850,000
                                               ------------
              TOTAL SHORT TERM CORPORATE
                NOTES (Cost $183,243,328)....   183,243,328
                                               ------------
              TOTAL SECURITIES (Cost
                $687,733,497)................   687,733,497
                                               ------------
              REPURCHASE AGREEMENTS -- 22.4%
 43,000,000   With Bank of America, dated
                06/30/05, 3.35%, due
                07/01/05, repurchase proceeds
                at maturity $43,004,001
                (Collateralized by various
                Freddie Mac Discount Notes,
                zero coupon, due
                10/31/05 - 12/20/05, with a
                total value of
                $43,860,578).................    43,000,000
 43,000,000   With Barclays Bank, dated
                06/30/05, 3.37%, due
                07/01/05, repurchase proceeds
                at maturity $43,004,025
                (Collateralized by Fannie Mae
                Discount Note, zero coupon,
                due 11/02/05, with a value of
                $36,797,072 and Freddie Mac
                Discount Note, zero coupon,
                due 04/13/06, with a value of
                $7,063,054)..................    43,000,000
      5,454   With Investors Bank & Trust,
                dated 06/30/05, 2.61%, due
                07/01/05, repurchase proceeds
                at maturity $5,454
                (Collateralized by Small
                Business Administration,
                6.13%, due 06/25/26, with a
                value of $5,726).............         5,454
 69,680,000   With Morgan Stanley, dated
                06/30/05, 3.35%, due
                07/01/05, repurchase proceeds
                at maturity $69,686,484
                (Collateralized by various
                Freddie Mac Discount Notes,
                zero coupon, due
                03/27/06-03/31/06, with a
                total value of
                $71,076,254).................    69,680,000

                       See notes to financial statements.

                             MONEY MARKET PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENTS (CONTINUED)
$43,000,000   With UBS Securities LLC, dated
                06/30/05, 3.40%, due
                07/01/05, repurchase proceeds
                at maturity $43,004,061
                (Collateralized by Fannie
                Mae, 6.25%, due 02/01/11,
                with a value of $36,397,661,
                and Freddie Mac, 5.75%, due
                01/15/12, with a value of
                $7,465,596)..................  $ 43,000,000
                                               ------------
              TOTAL REPURCHASE AGREEMENTS
                (Cost $198,685,454)..........   198,685,454
                                               ------------
              Total Investments -- 99.9%
                (Cost $886,418,951)..........   886,418,951
              Other assets less
                liabilities -- 0.1%..........       966,314
                                               ------------
              NET ASSETS -- 100.0%...........  $887,385,265
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2005 is $886,418,951.
---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 76.9%
              AEROSPACE AND DEFENSE -- 0.6%
$ 4,375,000   The Boeing Company, 8.10%,
                11/15/06.....................  $  4,572,006
                                               ------------
              AUTOMOBILES -- 0.7%
  5,150,000   Daimler Chrysler NA Holding,
                4.13%, 03/07/07..............     5,129,663
                                               ------------
              BANKS -- 18.2%
  1,000,000   Abbey National PLC, Series EMTN
                (United Kingdom),
                6.69%, 10/17/05..............     1,008,505
  2,905,000   ABN AMRO Bank NV (Chicago),
                7.13%, 06/18/07..............     3,065,495
  5,000,000   Amsouth Bank NA, Series BKNT,
                Floating Rate, 3.19%,
                01/20/06(b)..................     5,003,395
  1,000,000   Bank of America Corp., 6.20%,
                02/15/06.....................     1,013,661
  4,000,000   Bank of America Corp., 7.13%,
                03/01/09.....................     4,378,200
  1,500,000   Bank of America Corp., Series
                MTN1, Floating Rate, 3.55%,
                08/26/05(b)..................     1,500,318
  4,100,000   Bank of Montreal-Chicago,
                6.10%, 09/15/05..............     4,118,889
  3,000,000   Bank of Montreal-Chicago,
                7.80%, 04/01/07..............     3,182,241
  4,600,000   Bank of Scotland -- 144A
                (United Kingdom),
                3.50%, 11/30/07..............     4,543,696
  5,600,000   Bank One Corp.,
                2.63%, 06/30/08..............     5,360,393
  2,000,000   BankBoston NA, Series BKNT,
                6.38%, 04/15/08..............     2,113,302
  2,000,000   Fifth Third Bank,
                6.75%, 07/15/05..............     2,001,648
  2,000,000   HBOS Treasury Services PLC --
                144A (United Kingdom), 3.75%,
                09/30/08.....................     1,985,062
  5,333,000   HSBC Bank (United Kingdom),
                7.63%, 06/15/06..............     5,503,715
  1,000,000   HSBC Bank PLC, USA, 6.95%,
                03/15/11.....................     1,149,554
  2,650,000   Inter-American Development
                Bank, 8.40%, 09/01/09........     3,092,759
  5,000,000   KFW International Finance,
                Series DTC,
                5.25%, 06/28/06..............     5,060,320
  2,000,000   KFW International Finance,
                Series DTC,
                4.75%, 01/24/07..............     2,030,696
  4,545,455   National City Bank, Series
                BKNT, 2.70%, 08/24/09........     4,403,755

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BANKS (CONTINUED)
$ 2,825,000   National City Bank, Series
                BKNT, 4.25%, 01/29/10........  $  2,826,760
  1,000,000   National Westminster Bank
                (United Kingdom), 7.38%,
                10/01/09.....................     1,123,580
  6,115,000   Nordea Bank Finland PLC, New
                York Branch,
                6.50%, 01/15/06..............     6,208,504
  5,000,000   SouthTrust Bank NA, Series
                BKNT, Floating Rate, 3.35%,
                12/14/05(b)..................     5,000,020
  4,000,000   SunTrust Banks, Inc., Series
                BKNT, Floating Rate, 3.12%,
                10/03/05(b)..................     4,001,296
  3,000,000   Svenska Handelsbanken (Sweden),
                8.13%, 08/15/07..............     3,236,019
  3,000,000   Swiss Bank Corp.,
                7.25%, 09/01/06..............     3,098,865
  3,000,000   US Bancorp, Series MTNN, 5.10%,
                07/15/07.....................     3,060,612
  2,145,000   US Bank NA (Minnesota), Series
                BKNT,
                7.30%, 08/15/05..............     2,152,392
  3,000,000   US Bank NA, Series BKNT,
                Floating Rate,
                3.35%, 12/05/05(b)...........     3,000,858
  6,300,000   US Central Credit Union, 2.75%,
                05/30/08.....................     6,120,028
  1,500,000   Wachovia Corp.,
                7.55%, 08/18/05..............     1,507,241
  3,125,000   Wachovia Corp.,
                5.63%, 12/15/08..............     3,287,681
  7,000,000   Wachovia Corp., Floating Rate,
                3.37%, 07/20/07(b)...........     7,010,527
  6,725,000   Washington Mutual, Inc., 7.50%,
                08/15/06.....................     6,962,829
  3,166,000   Wells Fargo & Company, 6.88%,
                04/01/06.....................     3,230,982
  4,000,000   Wells Fargo & Company,
                Floating Rate,
                3.50%, 09/15/06(b)...........     4,006,044
  6,000,000   Wells Fargo & Company,
                Floating Rate,
                3.54%, 09/28/07(b)...........     6,010,254
  2,150,000   Wells Fargo & Company, Series
                MTN, Floating Rate, 3.42%,
                03/10/08(b)(d)...............     2,150,596
  1,000,000   Wells Fargo & Company, Series
                MTNH,
                6.75%, 10/01/06..............     1,033,704
                                               ------------
                                                135,544,396
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 0.3%
  2,500,000   First Data Corp.,
                6.75%, 07/15/05..............     2,502,098
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES -- 9.0%
$ 5,550,000   Capital One Bank, Series BKNT,
                6.70%, 05/15/08..............  $  5,896,997
  2,050,000   Caterpillar Financial Services
                Corp., Series MTND, 9.50%,
                02/06/07.....................     2,169,656
  5,000,000   Citigroup, Inc.,
                3.50%, 02/01/08..............     4,932,515
  4,500,000   Citigroup, Inc., Floating Rate,
                3.41%, 06/04/07(b)...........     4,505,135
  3,570,000   General Electric Capital Corp.,
                8.30%, 09/20/09..............     4,121,554
  1,000,000   General Electric Capital Corp.,
                Series MTNA,
                8.70%, 03/01/07..............     1,070,677
  6,000,000   Goldman Sachs Group, Inc.,
                Series MTN1, Floating Rate,
                3.27%, 01/09/07(b)...........     6,010,698
  1,000,000   Heller Financial, Inc., 6.38%,
                03/15/06.....................     1,017,041
  7,000,000   Lehman Brothers Holdings, Inc.,
                8.25%, 06/15/07..............     7,543,053
  2,250,000   Lehman Brothers Holdings, Inc.,
                7.00%, 02/01/08..............     2,403,743
  5,000,000   Morgan Stanley,
                3.88%, 01/15/09..............     4,940,560
  2,000,000   Morgan Stanley, Floating Rate,
                3.31%, 07/27/07(b)...........     2,003,160
  8,000,000   Residential Capital
                Corp. -- 144A, 6.38%,
                06/30/10.....................     8,046,976
  2,100,000   The Bear Stearns Companies,
                Inc., 3.25%, 03/25/09........     2,025,626
  6,000,000   The Bear Stearns Companies,
                Inc., Floating Rate, 3.34%,
                04/29/08(b)..................     6,007,350
  2,454,540   Toyota Motor Credit Corp.,
                Series MTN,
                2.75%, 08/06/09..............     2,400,822
  2,500,000   Toyota Motor Credit Corp.,
                Series MTN, Floating Rate,
                3.24%, 09/09/05(c)...........     2,500,498
                                               ------------
                                                 67,596,061
                                               ------------
              FOOD AND BEVERAGE -- 0.8%
  6,000,000   Kellogg Company, Series B,
                6.00%, 04/01/06..............     6,098,856
                                               ------------
              INSURANCE -- 0.4%
  2,000,000   Met Life Global Funding
                I -- 144A,
                4.25%, 07/30/09..............     2,008,794
  1,391,000   Principal Life Income Funding,
                3.20%, 04/01/09..............     1,346,060
                                               ------------
                                                  3,354,854
                                               ------------
              OIL, COAL AND GAS -- 1.3%
  3,500,000   ConocoPhillips,
                8.75%, 05/25/10..............     4,173,600

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
$ 1,840,000   Michigan Consolidated Gas
                Company,
                6.13%, 09/01/08..............  $  1,935,516
  3,760,000   Tosco Corp.,
                7.25%, 01/01/07..............     3,916,051
                                               ------------
                                                 10,025,167
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 0.4%
  3,000,000   Abbott Laboratories, 5.63%,
                07/01/06.....................     3,050,907
                                               ------------
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES -- 14.0%
  6,500,000   AmeriCredit Automobile
                Receivables Trust, Series
                2005-AX, Class A3, 3.63%,
                01/06/10.....................     6,460,097
  4,500,000   Bay View Auto Trust, Series
                2005-LJ1, Class A4, 4.09%,
                05/25/12.....................     4,492,446
  3,000,000   Capital Auto Receivables Asset
                Trust, Series 2005-1, Class
                A4, 4.05%, 07/15/09..........     3,005,616
    893,646   Capital One Auto Finance Trust,
                Series 2003-A, Class A3A,
                1.83%, 10/15/07..............       890,187
  4,000,000   Capital One Auto Finance Trust,
                Series 2005-A, Class A3,
                4.28%, 07/15/09..............     4,011,452
  2,000,000   Capital One Auto Finance Trust,
                Series 2005-BSS, Class A3,
                4.08%, 11/15/09..............     1,998,438
  3,500,000   Capital One Prime Auto
                Receivables Trust, Series
                2004-3, Class A4,
                3.69%, 06/15/10..............     3,467,657
  4,500,000   Carmax Auto Owner Trust, Series
                2004-2, Class A4, 3.46%,
                09/15/11.....................     4,427,825
  3,000,000   Chase Manhattan Auto Owner
                Trust, Series 2005-A, Class
                CTFS,
                4.04%, 04/15/11..............     2,981,250
  1,146,912   Chevy Chase Auto Receivables
                Trust, Series 2001-2, Class
                A4, 4.44%, 04/16/07..........     1,148,793
  7,500,000   Fifth Third Auto Trust, Series
                2004-A, Class A4, 3.70%,
                10/20/11.....................     7,449,005
  2,250,000   Ford Credit Auto Owner Trust,
                Series 2005-B, Class B,
                4.64%, 04/15/10..............     2,273,031
  4,525,000   Franklin Auto Trust, Series
                2003-1, Class A4,
                2.27%, 05/20/11..............     4,443,355

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES (CONTINUED)
$ 2,000,000   Franklin Auto Trust, Series
                2004-1, Class A2,
                3.57%, 03/16/09..............  $  1,990,474
  3,000,000   Harley-Davidson Motorcycle
                Trust, Series 2004-1, Class
                A2, 2.53%, 11/15/11..........     2,924,132
    973,123   Household Automotive Trust,
                Series 2003-1, Class A3,
                1.73%, 12/17/07..............       968,750
    753,479   Hyundai Auto Receivables Trust,
                Series 2002-A, Class A3,
                2.80%, 02/15/07..............       752,532
    204,729   Marshall & Ilsley Auto Loan
                Trust, Series 2002-1, Class
                A3, 2.49%, 10/22/07..........       204,669
  3,500,000   National City Auto Receivables
                Trust, Series 2004-A, Class
                A3, 2.11%, 07/15/08..........     3,456,557
  1,404,318   Onyx Acceptance Owner Trust,
                Series 2004-A, Class A3,
                2.19%, 03/17/08..............     1,395,550
  3,250,000   Onyx Acceptance Owner Trust,
                Series 2005-A, Class A4,
                3.91%, 09/15/11..............     3,234,319
    560,494   Provident Auto Lease ABS Trust,
                Series 1999-1, Class A2,
                7.03%, 01/14/12..............       569,757
  3,696,095   Regions Auto Receivables Trust,
                Series 2003-2, Class A3,
                2.31%, 01/15/08..............     3,671,802
  1,923,553   Ryder Vehicle Lease Trust,
                Series 2001-A, Class A5,
                6.17%, 11/15/07..............     1,947,132
  3,213,800   Susquehanna Auto Lease
                Trust -- 144A, Series 2003-1,
                Class A3,
                2.46%, 01/14/07..............     3,192,984
  5,600,000   Susquehanna Auto Lease
                Trust -- 144A, Series 2005-1,
                Class A3,
                4.43%, 06/16/08..............     5,642,000
  4,858,247   Triad Auto Receivables Owner
                Trust, Series 2002-A, Class
                A4,
                3.24%, 08/12/09..............     4,837,881
  7,879,585   Volkswagen Auto Loan Enhanced
                Trust, Series 2003-2, Class
                A3,
                2.27%, 10/22/07..............     7,823,848
  8,500,000   Wachovia Auto Owner Trust,
                Series 2004-A, Class A4,
                3.66%, 07/20/10..............     8,436,891
  4,500,000   WFS Financial Owner Trust,
                Series 2004-1, Class A4,
                2.81%, 08/22/11..............     4,425,678

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES (CONTINUED)
$ 2,653,072   Whole Auto Loan Trust, Series
                2003-1, Class A3B,
                1.99%, 05/15/07..............  $  2,635,448
                                               ------------
                                                105,159,556
                                               ------------
              PRIVATE ASSET BACKED: CREDIT CARDS -- 4.5%
  1,625,000   Advanta Business Card Master
                Trust, Series 2000-C, Class
                B, Floating Rate,
                3.96%, 04/20/08(c)...........     1,626,493
  1,500,000   Chemical Master Credit Card
                Trust 1, Series 1996-2, Class
                A,
                5.98%, 09/15/08..............     1,517,529
  5,000,000   Citibank Credit Card Issuance
                Trust, Series 2000-A3, Class
                A3,
                6.88%, 11/16/09..............     5,330,538
  2,000,000   Citibank Credit Card Issuance
                Trust, Series 2003-A6, Class
                A6,
                2.90%, 05/17/10..............     1,940,310
  5,375,000   Citibank Omni-S Master Trust,
                Series 2000-2, Class A,
                6.75%, 09/16/09..............     5,411,510
  3,000,000   Fleet Credit Card Master Trust
                II, Series 2001-B, Class A,
                5.60%, 12/15/08..............     3,047,461
  4,100,000   GE Credit Card Master Note
                Trust, Series 2005-3, Class
                A,
                4.13%, 06/15/13..............     4,100,641
  1,700,000   Household Private Label Credit
                Card Master Note Trust I,
                Series 2002-2,
                Class A, Floating Rate,
                3.39%, 01/18/11(c)...........     1,703,541
  6,000,000   Nordstrom Private Label Credit
                Card -- 144A, Series 2001-1A,
                Class A,
                4.82%, 04/15/10..............     6,064,598
    500,000   Prime Credit Card Master Trust,
                Series 2000-1, Class A,
                6.70%, 10/15/09..............       505,784
  2,570,000   Standard Credit Card Master
                Trust, Series 1994-2, Class
                A, 7.25%, 04/07/08...........     2,635,902
                                               ------------
                                                 33,884,307
                                               ------------
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 5.6%
  5,250,000   Capital One Multi-Asset
                Execution Trust, Series
                2005-A3, Class A3, 4.05%,
                03/15/13.....................     5,226,211
  1,453,080   Caterpillar Financial Asset
                Trust, Series 2003-A, Class
                A3,
                1.66%, 12/26/07..............     1,437,661
  4,500,000   Caterpillar Financial Asset
                Trust, Series 2004-A, Class
                A3,
                3.13%, 01/26/09..............     4,459,964

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: FINANCIAL SERVICES
                (CONTINUED)
$ 3,357,709   Community Program Loan Trust,
                Series 1987-A, Class A4,
                4.50%, 10/01/18..............  $  3,357,054
    436,300   Distribution Financial Services
                Trust, Series 2001-1, Class
                A4,
                5.67%, 01/17/17..............       437,747
  3,000,000   First National Master Note
                Trust, Series 2003-1, Class
                A, Floating Rate,
                3.32%, 08/15/08(c)...........     3,004,055
    185,349   Morgan Stanley Capital, Series
                1999-RM1, Class A1,
                6.37%, 12/15/31..............       187,967
    498,369   Morgan Stanley Capital, Series
                2001-TOP3, Class A1,
                5.31%, 07/15/33..............       501,405
  1,550,000   Morgan Stanley Capital I,
                Series 2001-IQA, Class A2,
                5.33%, 12/18/32..............     1,577,097
    161,186   Morgan Stanley Capital I,
                Series 2002-HQ, Class A1,
                4.59%, 04/15/34..............       161,563
  1,601,071   Morgan Stanley Capital I,
                Series 2003-T11, Class A1,
                3.26%, 06/13/41..............     1,577,773
  1,644,832   Morgan Stanley Capital I,
                Series 2004-T13, Class A1,
                2.85%, 09/13/45..............     1,602,810
  6,866,688   Morgan Stanley Capital I,
                Series 2005-HQ5, Class A1,
                4.52%, 01/14/42..............     6,940,864
  2,046,693   Navistar Financial Corp. Owner
                Trust, Series 2001-B, Class
                A4,
                4.37%, 11/17/08..............     2,048,218
  1,771,081   PSE&G Transition Funding LLC,
                Series 2001-1, Class A3,
                5.98%, 06/15/08..............     1,793,349
  3,550,000   PSE&G Transition Funding LLC,
                Series 2001-1, Class A5,
                6.45%, 03/15/13..............     3,910,275
  3,365,345   Public Service New Hampshire
                Funding LLC, Series 2001-1,
                Class A2,
                5.73%, 11/01/10..............     3,449,653
                                               ------------
                                                 41,673,666
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 9.4%
  2,616,165   Banc of America Commercial
                Mortgage, Inc., Series
                2002-2, Class A1,
                3.37%, 07/11/43..............     2,597,190
  2,561,028   Banc of America Commercial
                Mortgage, Inc., Series
                2003-2, Class A1,
                3.41%, 03/11/41..............     2,523,863

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 1,700,866   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 1998-C1, Class A1,
                6.34%, 06/16/30..............  $  1,742,778
    883,655   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 1999-C1, Class A1,
                5.91%, 02/14/31..............       874,408
  1,661,648   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2001-TOP4, Class A1,
                5.06%, 11/15/16..............     1,694,260
    883,655   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2002-PBW1, Class A1,
                3.97%, 11/11/35..............       878,754
  1,825,887   Bear Stearns Commercial
                Mortgage Securities, Inc.,
                Series 2004-PWR5, Class A1,
                3.76%, 07/11/42..............     1,807,885
  2,355,029   Commercial Mortgage Pass-
                Through Certificates, Series
                2004-LB2A, Class A1,
                2.96%, 03/10/39..............     2,297,666
  5,000,000   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 2001-CP4, Class A2,
                5.87%, 12/15/35..............     5,203,079
  3,645,355   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 2003-C3, Class A1,
                2.08%, 05/15/38..............     3,524,678
  3,619,405   Credit Suisse First Boston
                Mortgage Securities Corp.,
                Series 2004-C1, Class A1,
                2.25%, 01/15/37..............     3,531,399
    816,017   GE Capital Commercial Mortgage
                Corp., Series 2001-3, Class
                A1,
                5.56%, 06/10/38..............       844,681
    508,908   GE Capital Commercial Mortgage
                Corp., Series 2002-1, Class
                A1,
                5.03%, 12/10/35..............       514,323
  3,654,953   GE Capital Commercial Mortgage
                Corp., Series 2002-3A, Class
                A1,
                4.23%, 12/10/37..............     3,665,207
  2,875,689   GE Capital Commercial Mortgage
                Corp., Series 2004-C3, Class
                A1,
                3.75%, 07/10/39..............     2,850,499
  2,463,587   GE Capital Commercial Mortgage
                Corp., Series 2005-C1, Class
                A1,
                4.01%, 06/10/48..............     2,461,270
  2,200,000   GMAC Mortgage Corp. Loan Trust,
                Series 2004-GH1, Class A2,
                4.39%, 12/25/25..............     2,197,478

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   604,261   IMC Home Equity Loan Trust,
                Series 1997-3, Class A7,
                7.08%, 08/20/28..............  $    603,573
  1,238,745   Interstar Millennium Trust,
                Series 2003-3G, Class A2
                (Australia), Floating Rate,
                3.72%, 09/27/35(b)...........     1,244,361
  2,039,680   Interstar Millennium Trust,
                Series 2004-2G, Class A
                (Australia), Floating Rate,
                3.60%, 03/14/36(b)...........     2,041,603
    835,553   JP Morgan Chase Commercial
                Mortgage Securities Corp.,
                Series 2002-C2, Class A1,
                4.33%, 12/12/34..............       837,328
  3,493,242   JP Morgan Mortgage Trust,
                Series 2005-A1, Class 5A1,
                4.48%, 02/25/35..............     3,464,633
  1,757,213   LB-UBS Commercial Mortgage
                Trust, Series 2003-C1, Class
                A1,
                2.72%, 03/15/27..............     1,716,959
  1,850,000   LB-UBS Commercial Mortgage
                Trust, Series 2003-C1, Class
                A2,
                3.32%, 03/15/27..............     1,814,181
  2,745,726   LB-UBS Commercial Mortgage
                Trust, Series 2003-C3, Class
                A1,
                2.60%, 05/15/27..............     2,668,897
  3,000,000   LB-UBS Commercial Mortgage
                Trust, Series 2003-C5, Class
                A2,
                3.48%, 07/15/27..............     2,951,364
  1,901,507   LB-UBS Commercial Mortgage
                Trust, Series 2004-C8, Class
                A1,
                3.94%, 12/15/29..............     1,894,148
  3,000,000   Popular ABS Mortgage Pass-
                Through Trust, Series 2005-3,
                Class AF3,
                4.44%, 07/25/35..............     3,001,703
  3,400,000   Residential Asset Mortgage
                Products, Inc., Series
                2003-RS11, Class AI4,
                4.26%, 06/25/29..............     3,387,844
  1,400,686   Vendee Mortgage Trust, Series
                1996-1, Class 1K,
                6.75%, 11/15/12..............     1,406,125
  4,324,402   Wachovia Bank Commercial
                Mortgage Trust, Series
                2003-4, Class A1,
                3.00%, 04/15/35..............     4,240,610
                                               ------------
                                                 70,482,747
                                               ------------
              PRIVATE ASSET BACKED: OTHER -- 6.4%
  1,809,666   Bear Stearns Asset Backed
                Securities, Inc., Series
                2003-AC3, Class A1,
                4.00%, 07/25/33..............     1,798,172

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: OTHER (CONTINUED)
$ 4,672,000   California Infrastructure PG&E
                Corp., Series 1997-1, Class
                A8,
                6.48%, 12/26/09..............  $  4,888,872
  2,247,960   California Infrastructure
                SCE-1, Series 1997-1, Class
                A6,
                6.38%, 09/25/08..............     2,289,690
  1,190,555   CIT Equipment Collateral,
                Series 2003-VT1, Class A3B,
                1.63%, 04/20/07..............     1,178,937
  2,000,000   CIT Equipment Collateral,
                Series 2004-VT1, Class A3,
                2.20%, 03/20/08..............     1,975,747
  2,583,450   CIT RV Trust, Series 1998-A,
                Class A5,
                6.12%, 11/15/13..............     2,628,089
  5,000,000   CNH Equipment Trust, Series
                2004-A, Class A3B,
                2.94%, 10/15/08..............     4,927,520
  2,000,000   CNH Wholesale Master Note
                Trust, Series 2003-1, Class
                A, Floating Rate,
                3.42%, 08/15/08(c)...........     2,001,072
  6,000,000   Connecticut RRB Special Purpose
                Trust CL&P1, Series 2001-1,
                Class A3,
                5.73%, 03/30/09..............     6,108,485
  2,233,458   Crusade Global Trust, Series
                2004-2, Class A1 (Australia),
                Floating Rate,
                3.40%, 11/19/37(b)...........     2,237,346
  4,000,000   GE Dealer Floorplan Master Note
                Trust, Series 2004-2, Class
                A, Floating Rate,
                3.34%, 07/20/09(c)...........     4,008,501
  1,000,000   GE Floorplan Master Note Trust,
                Series 2004-1, Class B,
                Floating Rate,
                3.52%, 07/20/08(c)...........     1,001,042
  2,427,657   Illinois Power Special Purpose
                Trust, Series 1998-1, Class
                A6,
                5.54%, 06/25/09..............     2,470,351
  4,243,750   Nelnet Student Loan Corp.,
                Series 2001-A, Class A1,
                5.76%, 07/01/12..............     4,364,732
  1,767,809   PBG Equipment Trust, Series 1A,
                Class A,
                6.27%, 01/20/12..............     1,771,638
  2,300,000   Permanent Financing PLC, Series
                7, Class 2A (United Kingdom),
                Floating Rate,
                3.42%, 09/10/14(b)...........     2,299,281
  2,400,000   Providian Gateway Master
                Trust - 144A, Series 2004-FA,
                Class A,
                3.65%, 11/15/11..............     2,373,374
                                               ------------
                                                 48,322,849
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: RECEIVABLES -- 0.3%
$ 2,356,893   Alter Moneta Receivables LLC -
                144A, Series 2003-1,
                2.56%, 03/15/11..............  $  2,343,024
                                               ------------
              PRIVATE ASSET BACKED: TRANSPORTATION -- 1.1%
  2,150,000   E-Trade RV and Marine Trust,
                Series 2004-1, Class A3,
                3.62%, 10/08/18..............     2,125,097
  1,009,942   Railcar Leasing LLC - 144A,
                Series 1, Class A1,
                6.75%, 07/15/06..............     1,024,520
  5,000,000   Railcar Leasing LLC, Series 1,
                Class A2,
                7.13%, 01/15/13..............     5,464,575
                                               ------------
                                                  8,614,192
                                               ------------
              PRIVATE ASSET BACKED: UTILITIES -- 1.0%
  5,000,000   PECO Energy Transition Trust,
                Series 1999-A, Class A6,
                6.05%, 03/01/09..............     5,105,520
  2,000,000   PECO Energy Transition Trust,
                Series 2001-A, Class A1,
                6.52%, 12/31/10..............     2,208,473
                                               ------------
                                                  7,313,993
                                               ------------
              SPECIAL PURPOSE ENTITY -- 2.0%
  7,475,000   Allstate Life Global Funding
                Trust, Series MTN,
                3.85%, 01/25/08..............     7,429,619
  2,500,000   New York Life Global Funding --
                144A,
                3.88%, 01/15/09..............     2,482,018
  5,000,000   New York Life Global Funding --
                144A, Floating Rate,
                3.36%, 02/26/07(b)...........     5,004,460
                                               ------------
                                                 14,916,097
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.3%
  2,000,000   SBC Communications Capital
                Corp., Series MTND,
                6.68%, 11/28/07..............     2,103,216
                                               ------------
              UTILITIES: ELECTRIC -- 0.6%
  3,000,000   Consolidated Edison Company of
                New York, Inc., 4.70%,
                06/15/09.....................     3,055,314
  1,275,000   Virginia Electric & Power,
                Series A,
                5.38%, 02/01/07..............     1,298,649
                                               ------------
                                                  4,353,963
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $584,711,210)..........   577,041,618
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY SECURITIES -- 3.0%
              US TREASURY NOTES
$23,300,000   2.75%, 08/15/07(d)
                (Cost $23,107,073)...........  $ 22,877,711
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 14.9%
              FANNIE MAE -- 2.9%
  1,257,711   PL# 254062,
                6.00%, 10/01/11..............     1,301,797
  2,484,457   PL# 254754,
                4.50%, 05/01/10..............     2,480,331
  3,548,132   PL# 254758,
                4.50%, 06/01/13..............     3,548,609
  1,774,644   PL# 254805,
                5.00%, 06/01/13..............     1,811,456
  3,573,208   PL# 254807,
                5.00%, 07/01/13..............     3,647,329
    889,281   PL# 323743,
                5.00%, 04/01/14..............       901,326
    546,426   PL# 429168,
                6.00%, 05/01/13..............       565,618
    485,375   PL# 50903,
                6.00%, 09/01/08..............       499,235
    612,180   PL# 50973,
                6.00%, 01/01/09..............       629,661
    552,254   PL# 517699,
                6.00%, 07/01/14..............       571,570
  1,875,828   PL# 545038,
                6.00%, 09/01/14..............     1,941,234
  3,394,646   PL# 555154,
                5.50%, 12/01/22..............     3,467,070
    419,814   PL# 609771,
                6.00%, 09/01/08..............       433,514
                                               ------------
                                                 21,798,750
                                               ------------
              FEDERAL FARM CREDIT BANK -- 0.5%
  3,500,000   2.50%, 11/15/05................     3,487,960
                                               ------------
              FEDERAL HOME LOAN BANK -- 0.9%
  6,632,612   Series 6T-9009,
                3.84%, 11/25/09..............     6,560,900
                                               ------------
              FREDDIE MAC GOLD -- 0.6%
    217,566   PL# E00532,
                6.50%, 02/01/13..............       226,384
    376,250   PL# E00542,
                6.50%, 04/01/13..............       391,656
    970,942   PL# E00676,
                5.50%, 06/01/14..............       997,817
  1,390,059   PL# E89557,
                5.50%, 04/01/17..............     1,427,622
  1,314,447   PL# M90802,
                4.00%, 03/01/08..............     1,307,832
                                               ------------
                                                  4,351,311
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 0.3%
$ 2,250,335   PL# 436708,
                5.75%, 12/15/22..............  $  2,322,271
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 9.1%
  2,493,190   Fannie Mae -- ACES, Series
                1998-M1, Class A2, 6.25%,
                01/25/08.....................     2,585,751
  1,548,755   Fannie Mae, Series 1993-234,
                Class PC,
                5.50%, 12/25/08..............     1,564,175
  5,400,000   Fannie Mae, Series 2003-32,
                Class PE,
                4.00%, 03/25/26..............     5,318,650
  2,300,000   Fannie Mae, Series 2003-34,
                Class GT,
                4.00%, 01/25/27..............     2,277,567
  5,000,000   Fannie Mae, Series 2003-46,
                Class PQ,
                3.00%, 06/25/19..............     4,942,066
  2,550,000   Fannie Mae, Series 2003-62,
                Class OD,
                3.50%, 04/25/26..............     2,477,094
  3,224,167   Fannie Mae, Series 2003-63,
                Class GU,
                4.00%, 07/25/33..............     3,199,290
  1,500,000   Fannie Mae, Series 2003-67,
                Class GL,
                3.00%, 01/25/25..............     1,467,202
  6,873,853   Fannie Mae, Series 2003-69,
                Class GJ,
                3.50%, 12/25/31..............     6,709,657
  3,952,328   Fannie Mae, Series 2004-21,
                Class QA,
                4.00%, 11/25/17..............     3,945,723
  3,820,787   Fannie Mae, Series 2004-70,
                Class DN,
                4.00%, 12/25/29..............     3,755,882
  6,700,000   Fannie Mae, Series 2004-80,
                Class LG,
                4.00%, 10/25/16..............     6,654,256
  6,326,677   Federal Home Loan Bank, Series
                1Y-9009, Class A,
                4.06%, 08/25/09..............     6,292,994
  3,280,081   Federal Home Loan Bank, Series
                3Q-9009, Class 1,
                3.92%, 09/25/09..............     3,254,240
    153,252   Freddie Mac, Series 2557, Class
                MA,
                4.50%, 07/15/16..............       153,143
  2,838,466   Freddie Mac, Series 2614, Class
                JA,
                3.76%, 03/15/29..............     2,782,126

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$ 6,143,034   Freddie Mac, Series 2672, Class
                HA,
                4.00%, 09/15/16..............  $  6,095,673
  4,590,793   Freddie Mac, Series 2760, Class
                EA,
                4.50%, 04/15/13..............     4,613,971
                                               ------------
                                                 68,089,460
                                               ------------
              PRIVATE ASSET BACKED: US GOVERNMENT
                AGENCIES -- 0.6%
  5,000,000   Student Loan Marketing
                Association Student Loan
                Trust - 144A, Series 2003-4,
                Class A5B,
                3.39%, 03/15/33..............     4,854,875
                                               ------------
              TOTAL US GOVERNMENT AGENCY SECURITIES
                (Cost $112,856,156)..........   111,465,527
                                               ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 1.2%
  5,000,000   Hydro Quebec, Series MTNB,
                6.52%, 02/23/06..............     5,084,000
  4,000,000   Province of Ontario (Canada),
                5.50%, 10/01/08..............     4,199,132
                                               ------------
              TOTAL FOREIGN GOVERNMENT OBLIGATIONS
                (Cost $9,237,451)............     9,283,132
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 2.4%
              FANNIE MAE -- 0.8%
  6,000,000   3.04%, 07/06/05................     5,997,467
                                               ------------
              FEDERAL HOME LOAN BANK -- 0.8%
  6,000,000   3.14%, 07/13/05................     5,993,720
                                               ------------
              FREDDIE MAC -- 0.8%
  6,400,000   3.20%, 07/20/05................     6,389,204
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
                AGENCY SECURITIES
                (Cost $18,380,391)...........    18,380,391
                                               ------------
              SECURITIES LENDING COLLATERAL -- 3.4%
 25,140,250   Securities Lending Collateral
                Investment (Note 4)
                (Cost $25,140,250)...........    25,140,250
                                               ------------
              TOTAL SECURITIES
                (Cost $773,432,531)..........   764,188,629
                                               ------------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENT -- 0.9%
$ 6,530,904   With Investors Bank and Trust,
                dated 06/30/05, 2.61%, due
                07/01/05, repurchase
                proceeds at maturity
                $6,531,378 (Collateralized by
                Small Business
                Administration, 6.33%, due
                11/25/16, with a value of
                $6,857,450) (Cost
                $6,530,904)..................  $  6,530,904
                                               ------------
              Total Investments -- 102.7%
                (Cost $779,963,435)..........   770,719,533
              Liabilities less other
                assets -- (2.7)%.............   (20,447,464)
                                               ------------
              NET ASSETS -- 100.0%...........  $750,272,069
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2005 is $779,963,435.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation..............  $    795,989
Gross unrealized depreciation..............   (10,039,891)
                                             ------------
Net unrealized depreciation................  $ (9,243,902)
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US TREASURY SECURITIES -- 64.6%
              US TREASURY NOTES
$ 2,000,000   2.38%, 08/15/06................  $  1,974,532
  2,000,000   6.50%, 10/15/06................     2,073,204
 39,657,000   3.50%, 05/31/07................    39,548,578
  2,175,000   3.25%, 08/15/07(d).............     2,158,094
  2,610,000   3.00%, 11/15/07(d).............     2,572,891
  2,325,000   3.00%, 02/15/08................     2,288,037
  1,393,000   3.38%, 02/15/08(d).............     1,383,314
  2,855,000   2.63%, 05/15/08................     2,775,263
  2,300,000   3.13%, 09/15/08................     2,261,728
  2,500,000   3.13%, 10/15/08(d).............     2,457,130
  1,700,000   4.75%, 11/15/08................     1,756,845
  2,142,000   3.38%, 12/15/08................     2,121,167
  2,000,000   3.25%, 01/15/09(d).............     1,972,110
 32,125,000   3.00%, 02/15/09(d).............    31,384,647
  1,945,000   3.13%, 04/15/09................     1,906,633
  2,495,000   3.38%, 09/15/09................     2,462,353
  2,250,000   3.38%, 10/15/09................     2,219,065
  2,000,000   3.50%, 12/15/09(d).............     1,981,798
  2,000,000   3.63%, 01/15/10................     1,991,172
  9,765,000   4.00%, 04/15/10................     9,874,866
  1,950,000   3.63%, 05/15/13................     1,925,779
 12,912,000   4.25%, 08/15/13................    13,238,841
  1,750,000   4.00%, 02/15/14................     1,761,076
  9,926,000   4.75%, 05/15/14................    10,535,526
  2,584,000   4.00%, 02/15/15................     2,593,995
  3,527,000   4.13%, 05/15/15................     3,579,630
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $150,896,803)..........   150,798,274
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 9.5%
              FANNIE MAE -- 8.2%
  8,186,000   7.13%, 06/15/10................     9,332,687
  1,410,000   5.00%, 04/15/15................     1,492,436
  2,671,860   PL# 648688,
                6.50%, 07/01/32..............     2,775,957
  5,383,618   PL# 818844, Variable Rate,
                4.53%, 12/01/34(a)...........     5,413,821
                                               ------------
                                                 19,014,901
                                               ------------
              FEDERAL HOME LOAN BANK -- 1.3%
  1,500,000   Series 363,
                4.50%, 11/15/12..............     1,535,613
  1,500,000   Series P113,
                5.13%, 05/24/13..............     1,599,834
                                               ------------
                                                  3,135,447
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES (Cost
                $21,968,665).................    22,150,348
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 19.9%
              PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                VEHICLES -- 4.3%
$ 4,665,000   Carmax Auto Owner Trust, Series
                2004-2, Class A4,
                3.46%, 09/15/11..............  $  4,590,179
  2,102,000   Onyx Acceptance Owner Trust,
                Series 2005-A, Class A4,
                3.91%, 09/15/11..............     2,091,858
  2,037,000   Triad Auto Receivables Owner
                Trust, Series 2005-A, Class
                A4,
                4.22%, 06/12/12..............     2,046,363
  1,276,000   Wells Fargo Financial Auto
                Owner Trust, Series 2005-A,
                Class A4,
                4.28%, 05/15/12..............     1,283,377
                                               ------------
                                                 10,011,777
                                               ------------
              PRIVATE ASSET BACKED: FINANCIAL
                SERVICES -- 3.5%
  1,075,000   Chase Issuance Trust, Series
                2005-A4, Class A4,
                4.23%, 01/15/13..............     1,080,039
  1,822,000   Greenwich Capital Commercial
                Funding Corp., Series
                2005-GG3, Class A3,
                4.57%, 08/10/42..............     1,835,865
  1,660,000   Morgan Stanley Capital I,
                Series 2005-T17, Class A5,
                4.78%, 12/13/41..............     1,688,730
  2,142,000   Navistar Financial Corp. Owner
                Trust, Series 2004-A, Class
                A4,
                2.59%, 03/15/11..............     2,081,278
  1,507,000   WFS Financial Owner Trust,
                Series 2004-4, Class A4,
                3.44%, 05/17/12..............     1,488,801
                                               ------------
                                                  8,174,713
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 6.6%
  1,112,000   Chase Funding Mortgage Loan
                Asset-Backed, Series 2003-6,
                Class 1A3,
                3.34%, 05/25/26..............     1,096,246
  1,773,000   Citigroup Commercial Mortgage
                Trust, Series 2005-C3, Class
                A2,
                4.64%, 05/15/43..............     1,781,835
  2,580,000   Commercial Mortgage Pass-
                Through Certificates, Series
                2004-LB4A, Class A4,
                4.58%, 10/15/37..............     2,597,320
  1,586,000   Credit-Based Asset Servicing
                and Securities, Series
                2005-CB3, Class AF2,
                4.45%, 12/25/34..............     1,585,860
  1,336,000   GS Mortgage Securities Corp.
                II, Series 2005-GG4, Class
                A2,
                4.48%, 07/10/39..............     1,344,325

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   903,000   JP Morgan Chase Commercial
                Mortgage Securities, Series
                2003-CB6, Class A2,
                5.26%, 07/12/37..............  $    947,864
    889,000   JP Morgan Chase Commercial
                Mortgage Securities, Series
                2005-LDP2, Class A2,
                4.58%, 07/15/42..............       897,106
  1,295,000   Merrill Lynch Mortgage Trust,
                Series 2005-MCP1, Class A2,
                4.56%, 05/12/43..............     1,302,068
  3,851,000   Wells Fargo Home Equity Trust,
                Series 2004-2, Class AI3,
                3.97%, 09/25/24..............     3,816,092
                                               ------------
                                                 15,368,716
                                               ------------
              PRIVATE ASSET BACKED: OTHER -- 3.9%
  3,837,000   CNH Equipment Trust, Series
                2003-B, Class A4B,
                3.38%, 02/15/11..............     3,792,437
  2,111,000   CNH Equipment Trust, Series
                2004-A, Class A4B,
                3.48%, 09/15/11..............     2,073,168
  1,121,000   Countrywide Asset-Backed
                Certificates, Series 2005-1,
                Class AF3,
                4.58%, 07/25/35..............     1,126,944
  2,214,000   John Deere Owner Trust, Series
                2005-A, Class A4,
                4.16%, 05/15/12..............     2,219,910
                                               ------------
                                                  9,212,459
                                               ------------
              PRIVATE ASSET BACKED: UTILITIES -- 1.6%
  1,853,000   PG&E Energy Recovery Funding
                LLC, Series 2005-1, Class A2,
                3.87%, 06/25/11..............     1,852,813
  1,544,000   PSE&G Transition Funding LLC,
                Series 2001-1, Class A8,
                6.89%, 12/15/17..............     1,845,913
                                               ------------
                                                  3,698,726
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $46,436,549)...........    46,466,391
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SECURITIES LENDING COLLATERAL -- 17.8%
$41,460,158   Securities Lending Collateral
                Investment (Note 4)
                (Cost $41,460,158)...........  $ 41,460,158
                                               ------------
              TOTAL SECURITIES
                (Cost $260,762,175)..........   260,875,171
                                               ------------
              REPURCHASE AGREEMENT -- 1.9%
  4,429,501   With Investors Bank and Trust,
                dated 06/30/05, 2.61%, due
                07/01/05, repurchase proceeds
                at maturity $4,429,823
                (Collateralized by Various
                Fannie Mae Adjustable Rate
                Mortgages, 5.46%-7.15%, due
                02/01/30-07/01/32, with a
                total value of $4,650,976)
                (Cost $4,429,501)............     4,429,501
                                               ------------
              Total Investments -- 113.7%
                (Cost $265,191,676)..........   265,304,672
              Liabilities less other
                assets -- (13.7)%............   (31,883,818)
                                               ------------
              NET ASSETS -- 100.0%...........  $233,420,854
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2005 is $265,191,676.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation............  $  864,550
    Gross unrealized depreciation............    (751,554)
                                               ----------
    Net unrealized appreciation..............  $  112,996
                                               ==========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2005

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                 US TREASURY SECURITIES -- 27.0%
                 US TREASURY BONDS -- 7.1%
$   13,125,000   10.38%, 11/15/12(d)........  $   15,100,418
    12,350,000   8.13%, 08/15/19(d).........      17,504,198
    16,090,000   8.50%, 02/15/20(d).........      23,604,545
     2,080,000   6.25%, 08/15/23............       2,592,770
     4,600,000   6.00%, 02/15/26............       5,669,141
    12,095,000   6.75%, 08/15/26(d).........      16,205,885
     3,280,000   6.13%, 11/15/27(d).........       4,143,309
    11,285,000   5.50%, 08/15/28............      13,292,940
    29,880,000   5.38%, 02/15/31............      35,267,752
                                              --------------
                                                 133,380,958
                                              --------------
                 US TREASURY INFLATION INDEX -- 1.9%
     8,417,183   2.00%, 07/15/14............       8,675,952
    27,052,061   1.63%, 01/15/15............      26,962,249
                                              --------------
                                                  35,638,201
                                              --------------
                 US TREASURY NOTES -- 18.0%
    72,185,000   3.13%, 01/31/07(d).........      71,637,982
    41,435,000   3.38%, 02/28/07............      41,266,691
   163,365,000   3.75%, 03/31/07(e).........     163,664,938
    34,795,000   3.63%, 04/30/07............      34,786,858
    10,000,000   3.50%, 05/31/07(d).........       9,972,660
     1,265,000   3.88%, 05/15/10(d).........       1,272,610
     3,940,000   3.63%, 06/15/10............       3,923,996
    10,060,000   4.13%, 05/15/15............      10,210,115
                                              --------------
                                                 336,735,850
                                              --------------
                 TOTAL US TREASURY
                   SECURITIES (Cost
                   $502,786,701)............     505,755,009
                                              --------------
                 US GOVERNMENT AGENCY SECURITIES -- 31.7%
                 FANNIE MAE -- 21.8%
     3,800,000   2.35%, 04/29/06............       3,757,178
     2,760,000   1.75%, 06/16/06............       2,708,606
    13,850,000   4.00%, 10/16/06............      13,883,295
    25,850,000   2.71%, 01/30/07............      25,426,421
    14,090,000   2.35%, 04/05/07............      13,746,683
     9,935,000   6.63%, 09/15/09............      10,958,057
     8,025,000   5.50%, 03/15/11............       8,618,577
     9,405,000   6.00%, 05/15/11............      10,356,457
     6,800,000   5.13%, 05/27/15............       6,876,881
       290,000   5.50%, 08/31/34............         296,615
       477,256   PL# 252571, 7.00%,
                   07/01/29.................         503,843
         7,945   PL# 252716, 7.00%,
                   09/01/29.................           8,387
         1,550   PL# 253264, 7.00%,
                   05/01/30.................           1,635

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                 US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                 FANNIE MAE (CONTINUED)
$        1,759   PL# 253346, 7.50%,
                   06/01/30.................  $        1,880
        23,521   PL# 253479, 7.00%,
                   10/01/30.................          24,819
        14,393   PL# 253698, 6.00%,
                   02/01/16.................          14,890
        58,316   PL# 253990, 7.00%,
                   09/01/16.................          61,124
        44,119   PL# 254008, 7.00%,
                   10/01/31.................          46,551
       573,094   PL# 254346, 6.50%,
                   06/01/32.................         594,273
       494,772   PL# 254406, 6.50%,
                   08/01/32.................         513,056
         1,929   PL# 259141, 7.50%,
                   12/01/30.................           2,062
     1,421,445   PL# 323842, 5.50%,
                   07/01/14.................       1,460,950
        80,601   PL# 323967, 7.00%,
                   10/01/29.................          85,091
        43,755   PL# 357513, 5.50%,
                   02/01/34.................          44,393
         8,441   PL# 492742, 7.00%,
                   05/01/29.................           8,911
         7,519   PL# 503916, 7.50%,
                   06/01/29.................           8,041
         4,742   PL# 508415, 7.00%,
                   08/01/29.................           5,006
        21,557   PL# 515946, 7.00%,
                   10/01/29.................          22,758
           561   PL# 524164, 7.00%,
                   11/01/29.................             592
       117,770   PL# 524657, 7.00%,
                   01/01/30.................         124,266
        48,817   PL# 526053, 7.00%,
                   12/01/29.................          51,536
           934   PL# 527717, 7.50%,
                   01/01/30.................             999
         8,952   PL# 528107, 7.00%,
                   02/01/30.................           9,450
         2,996   PL# 531092, 7.50%,
                   10/01/29.................           3,204
        17,264   PL# 531497, 7.00%,
                   02/01/30.................          18,217
         6,638   PL# 531735, 7.00%,
                   02/01/30.................           7,005
         2,910   PL# 533841, 7.50%,
                   12/01/30.................           3,110
        38,214   PL# 535030, 7.00%,
                   12/01/29.................          40,343
        60,848   PL# 535103, 7.00%,
                   01/01/15.................          63,786
        16,057   PL# 535159, 7.00%,
                   02/01/30.................          16,951
        69,667   PL# 535195, 7.00%,
                   03/01/30.................          73,548
        27,805   PL# 535277, 7.00%,
                   04/01/30.................          29,354
       758,720   PL# 535675, 7.00%,
                   01/01/16.................         795,285
         1,630   PL# 535722, 7.00%,
                   02/01/31.................           1,720
        11,330   PL# 535723, 7.00%,
                   02/01/31.................          11,955
         2,531   PL# 535811, 6.50%,
                   04/01/31.................           2,626
       181,575   PL# 535880, 7.00%,
                   02/01/31.................         191,620
         3,286   PL# 540211, 7.50%,
                   06/01/30.................           3,512
         6,106   PL# 542999, 7.50%,
                   08/01/30.................           6,527
       181,187   PL# 545194, 7.00%,
                   08/01/31.................         191,171
        60,664   PL# 545477, 7.00%,
                   03/01/32.................          64,010
       389,830   PL# 545759, 6.50%,
                   07/01/32.................         404,236
     1,470,802   PL# 545760, 6.50%,
                   07/01/32.................       1,525,154
       288,314   PL# 545762, 6.50%,
                   07/01/32.................         298,968
        58,529   PL# 545815, 7.00%,
                   07/01/32.................          61,754
        69,688   PL# 548822, 7.00%,
                   08/01/30.................          73,532

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                 US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                 FANNIE MAE (CONTINUED)
$       52,451   PL# 549659, 7.00%,
                   02/01/16.................  $       54,977
        26,921   PL# 549962, 7.00%,
                   10/01/30.................          28,406
        53,430   PL# 549975, 7.00%,
                   10/01/30.................          56,377
        19,451   PL# 550440, 7.00%,
                   02/01/16.................          20,388
         1,270   PL# 550544, 7.50%,
                   09/01/30.................           1,358
         1,277   PL# 552603, 7.00%,
                   10/01/30.................           1,348
        83,179   PL# 554493, 7.00%,
                   10/01/30.................          87,767
       405,147   PL# 555114, 5.50%,
                   12/01/17.................         416,309
        54,654   PL# 555144, 7.00%,
                   10/01/32.................          57,666
       699,034   PL# 555254, 6.50%,
                   01/01/33.................         725,317
       394,469   PL# 555798, 6.50%,
                   05/01/33.................         409,300
         2,224   PL# 558362, 7.50%,
                   11/01/30.................           2,377
           789   PL# 558519, 7.50%,
                   11/01/30.................             843
        11,628   PL# 559277, 7.00%,
                   10/01/30.................          12,269
        62,990   PL# 559313, 7.00%,
                   12/01/30.................          66,464
         3,334   PL# 559741, 7.50%,
                   01/01/31.................           3,564
        34,225   PL# 560384, 7.00%,
                   11/01/30.................          36,113
         1,487   PL# 560596, 7.50%,
                   01/01/31.................           1,589
         2,925   PL# 561678, 7.50%,
                   12/01/30.................           3,126
         2,234   PL# 564080, 7.50%,
                   12/01/30.................           2,388
        26,969   PL# 564183, 7.00%,
                   12/01/30.................          28,456
         2,669   PL# 564529, 7.50%,
                   12/01/30.................           2,852
        22,986   PL# 566658, 7.00%,
                   02/01/31.................          24,253
        60,191   PL# 574885, 6.00%,
                   05/01/16.................          62,272
         6,555   PL# 575285, 7.50%,
                   03/01/31.................           7,006
        12,216   PL# 577525, 6.00%,
                   05/01/16.................          12,638
        13,204   PL# 579161, 6.50%,
                   04/01/31.................          13,700
       219,726   PL# 579224, 6.00%,
                   04/01/16.................         227,324
        28,053   PL# 580179, 7.00%,
                   10/01/16.................          29,404
           718   PL# 580377, 7.50%,
                   04/01/31.................             768
         9,920   PL# 584811, 7.00%,
                   05/01/31.................          10,466
       237,569   PL# 585248, 7.00%,
                   06/01/31.................         250,672
        57,795   PL# 589395, 6.00%,
                   07/01/16.................          59,793
         1,162   PL# 589405, 7.50%,
                   06/01/31.................           1,242
        17,884   PL# 589893, 7.00%,
                   06/01/31.................          18,869
         4,789   PL# 592129, 7.50%,
                   06/01/31.................           5,118
        11,851   PL# 596895, 6.50%,
                   07/01/31.................          12,297
       145,163   PL# 596922, 6.00%,
                   08/01/16.................         150,183
        29,706   PL# 598125, 7.00%,
                   09/01/16.................          31,137
        61,496   PL# 600259, 6.00%,
                   08/01/16.................          63,622
        13,638   PL# 606551, 6.50%,
                   10/01/31.................          14,150
         7,464   PL# 606600, 7.00%,
                   10/01/31.................           7,875
        73,246   PL# 607386, 5.50%,
                   11/01/16.................          75,268

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                 US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                 FANNIE MAE (CONTINUED)
$       26,277   PL# 610128, 7.00%,
                   10/01/31.................  $       27,724
       293,982   PL# 610579, 5.50%,
                   12/01/16.................         302,100
        40,227   PL# 611323, 7.00%,
                   10/01/16.................          42,164
     2,859,933   PL# 619054, 5.50%,
                   02/01/17.................       2,938,723
         9,644   PL# 622119, 6.50%,
                   01/01/32.................          10,007
       320,116   PL# 624035, 6.50%,
                   01/01/32.................         334,273
        17,022   PL# 629236, 6.50%,
                   02/01/32.................          17,651
       370,925   PL# 630962, 6.50%,
                   02/01/32.................         384,633
     1,034,449   PL# 631321, 5.50%,
                   02/01/17.................       1,062,948
        81,977   PL# 631606, 5.50%,
                   03/01/17.................          84,235
        96,063   PL# 632269, 7.00%,
                   05/01/32.................         101,356
        13,208   PL# 634563, 6.50%,
                   03/01/32.................          13,696
        93,196   PL# 634949, 7.00%,
                   05/01/32.................          98,337
       303,344   PL# 635014, 6.50%,
                   06/01/32.................         314,554
       466,904   PL# 635164, 6.50%,
                   08/01/32.................         484,158
         8,126   PL# 644932, 6.50%,
                   07/01/32.................           8,426
         8,443   PL# 647556, 7.00%,
                   01/01/30.................           8,913
       782,215   PL# 648795, 6.50%,
                   08/01/32.................         811,122
       239,692   PL# 650206, 5.50%,
                   01/01/18.................         246,295
        72,847   PL# 650291, 6.50%,
                   07/01/32.................          75,539
        22,216   PL# 650872, 7.00%,
                   07/01/32.................          23,442
       123,181   PL# 650891, 6.50%,
                   07/01/32.................         127,733
       349,427   PL# 651649, 6.50%,
                   08/01/32.................         362,340
     1,591,953   PL# 652127, 6.50%,
                   06/01/32.................       1,650,782
       596,807   PL# 662965, 6.50%,
                   09/01/32.................         618,861
         5,848   PL# 663353, 6.50%,
                   09/01/32.................           6,064
        55,099   PL# 664188, 5.50%,
                   09/01/17.................          56,617
       106,530   PL# 664194, 5.50%,
                   09/01/17.................         109,465
       775,225   PL# 670402, 6.50%,
                   06/01/32.................         803,873
       264,817   PL# 671046, 6.50%,
                   01/01/33.................         274,604
       218,907   PL# 673079, 6.50%,
                   11/01/32.................         226,996
       284,514   PL# 675314, 5.50%,
                   12/01/17.................         292,352
       499,967   PL# 676800, 5.50%,
                   01/01/18.................         513,741
       662,457   PL# 679631, 5.50%,
                   02/01/18.................         680,649
       548,262   PL# 683199, 5.50%,
                   02/01/18.................         563,317
       298,832   PL# 692252, 6.50%,
                   03/01/33.................         309,549
     1,182,039   PL# 694200, 4.50%,
                   05/01/18.................       1,178,452
         8,851   PL# 694372, 6.50%,
                   11/01/32.................           9,178
       125,954   PL# 695925, 5.50%,
                   05/01/18.................         129,413
     2,108,021   PL# 701161, 4.50%,
                   04/01/18.................       2,100,611
       261,713   PL# 711115, 6.50%,
                   09/01/33.................         271,098
       702,816   PL# 711636, 4.50%,
                   05/01/18.................         700,345
     3,151,560   PL# 720317, 5.00%,
                   07/01/18.................       3,190,322

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                 US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                 FANNIE MAE (CONTINUED)
$       18,702   PL# 725269, 5.50%,
                   03/01/19.................  $       19,217
       391,777   PL# 725407, 6.50%,
                   01/01/34.................         406,507
       551,915   PL# 725418, 6.50%,
                   05/01/34.................         572,666
       224,685   PL# 725424, 5.50%,
                   04/01/34.................         228,035
       808,945   PL# 731682, 4.50%,
                   03/01/19.................         806,149
     6,984,056   PL# 735454, 5.50%,
                   11/01/18.................       7,176,463
     1,861,186   PL# 735611, 5.50%,
                   03/01/20.................       1,912,461
       239,523   PL# 738632, 5.00%,
                   11/01/18.................         242,469
       744,520   PL# 748257, 4.50%,
                   10/01/18.................         741,903
        11,851   PL# 748655, 6.50%,
                   09/01/33.................          12,276
       306,914   PL# 755813, 6.50%,
                   11/01/33.................         317,920
     4,672,356   PL# 757687, 5.50%,
                   07/01/34.................       4,740,466
        49,781   PL# 761808, 5.50%,
                   05/01/18.................          51,153
       167,392   PL# 763249, 5.50%,
                   02/01/34.................         169,832
       310,163   PL# 764221, 5.50%,
                   05/01/34.................         314,684
       748,690   PL# 766312, 5.50%,
                   03/01/19.................         769,286
       806,169   PL# 766419, 4.50%,
                   03/01/19.................         803,382
       307,289   PL# 766823, 6.50%,
                   02/01/34.................         318,219
       110,845   PL# 767392, 5.50%,
                   04/01/34.................         112,461
     1,073,192   PL# 767395, 5.50%,
                   04/01/34.................       1,088,836
       342,624   PL# 768313, 5.50%,
                   01/01/19.................         352,032
     1,070,711   PL# 768528, 5.50%,
                   05/01/34.................       1,086,319
       616,444   PL# 770410, 5.50%,
                   04/01/34.................         625,430
     1,630,963   PL# 772651, 5.50%,
                   03/01/34.................       1,654,738
     1,018,113   PL# 772664, 5.50%,
                   03/01/34.................       1,032,954
     1,103,911   PL# 772805, 5.50%,
                   04/01/34.................       1,120,003
       416,139   PL# 773066, 5.50%,
                   03/01/34.................         422,205
       274,890   PL# 773072, 5.50%,
                   04/01/34.................         278,898
     1,638,146   PL# 773571, 5.50%,
                   05/01/34.................       1,662,026
        66,220   PL# 773588, 5.50%,
                   07/01/34.................          67,185
       400,428   PL# 773777, 5.50%,
                   04/01/34.................         406,265
       266,204   PL# 774338, 6.50%,
                   02/01/34.................         275,750
       433,400   PL# 775794, 5.50%,
                   05/01/34.................         439,718
       395,376   PL# 776233, 5.50%,
                   04/01/34.................         401,140
       443,828   PL# 776440, 5.50%,
                   07/01/34.................         450,298
       774,006   PL# 776715, 5.50%,
                   05/01/34.................         785,289
     7,553,285   PL# 776983, 5.50%,
                   04/01/34.................       7,663,391
        87,339   PL# 777481, 5.50%,
                   06/01/34.................          88,612
       845,564   PL# 777677, 5.50%,
                   05/01/34.................         857,890
        90,562   PL# 777754, 5.50%,
                   05/01/34.................          91,882
       169,582   PL# 778219, 5.50%,
                   05/01/34.................         172,054
        96,290   PL# 778619, 5.50%,
                   06/01/34.................          97,694
       990,797   PL# 779135, 5.50%,
                   06/01/34.................       1,005,240

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                 US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                 FANNIE MAE (CONTINUED)
$      140,706   PL# 779520, 5.50%,
                   06/01/34.................  $      142,757
       965,345   PL# 780901, 5.50%,
                   05/01/34.................         979,417
        68,744   PL# 782571, 5.50%,
                   06/01/34.................          69,746
        98,778   PL# 782707, 5.50%,
                   07/01/34.................         100,218
       382,940   PL# 782974, 5.50%,
                   06/01/34.................         388,523
        75,849   PL# 783017, 5.50%,
                   06/01/34.................          76,954
        94,709   PL# 783667, 5.50%,
                   06/01/34.................          96,090
     1,628,941   PL# 783824, 5.50%,
                   07/01/34.................       1,652,686
     1,350,294   PL# 785226, 5.50%,
                   07/01/34.................       1,369,977
     1,192,836   PL# 786148, 5.50%,
                   07/01/34.................       1,210,224
       307,706   PL# 789053, 5.50%,
                   07/01/34.................         312,191
       438,262   PL# 789545, 5.50%,
                   07/01/34.................         444,651
       285,172   PL# 789873, 6.50%,
                   09/01/34.................         295,316
       493,018   PL# 798175, 6.50%,
                   09/01/34.................         510,555
     9,855,978   PL# 806549, Variable Rate,
                   4.58%, 01/01/35(a).......       9,885,362
    21,400,000   TBA, 5.50%, 07/01/19.......      21,968,426
    11,500,000   TBA, 4.50%, 07/01/20.......      11,449,688
    10,100,000   TBA, 5.00%, 07/01/20.......      10,213,625
     2,200,000   TBA, 5.00%, 07/01/35.......       2,200,686
    99,400,000   TBA, 6.00%, 08/01/35.......     101,822,874
    46,900,000   TBA, 6.50%, 08/01/35.......      48,512,187
     1,700,000   TBA, 4.50%, 07/01/35.......       1,662,813
    15,330,900   TBA, 5.50%, 07/01/35.......      15,541,700
     5,340,000   Variable Rate,
                   2.92%, 08/15/07(a).......       5,337,106
                                              --------------
                                                 406,860,010
                                              --------------
                 FREDDIE MAC GOLD -- 4.0%
     1,565,000   6.00%, 06/15/11............       1,724,774
       203,171   PL# A16148, 6.00%,
                   11/01/33.................         208,530
       295,741   PL# A32037, 5.00%,
                   03/01/35.................         296,210
       595,370   PL# B10307, 4.50%,
                   10/01/18.................         593,345
       660,892   PL# B11431, 4.50%,
                   12/01/18.................         658,643
        65,629   PL# B13285, 4.50%,
                   04/01/19.................          65,414
       180,243   PL# B14156, 4.00%,
                   05/01/19.................         176,378
       923,686   PL# B14218, 4.50%,
                   05/01/19.................         920,665
     1,380,963   PL# B14518, 4.50%,
                   01/01/20.................       1,376,446
     1,994,825   PL# B17118, 4.50%,
                   11/01/19.................       1,988,300
        30,095   PL# B17892, 4.50%,
                   10/01/19.................          29,993
       194,900   PL# B18433, 4.50%,
                   05/01/20.................         194,223
       204,138   PL# B19022, 4.50%,
                   04/01/20.................         203,429
       993,241   PL# B19028, 4.50%,
                   03/01/20.................         989,789
     5,875,015   PL# B19043, 4.50%,
                   03/01/20.................       5,854,598

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                 US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                 FREDDIE MAC GOLD (CONTINUED)
$      348,504   PL# B19101, 4.50%,
                   04/01/20.................  $      347,293
       719,966   PL# B19177, 4.50%,
                   05/01/20.................         717,464
     1,392,073   PL# B19187, 4.50%,
                   04/01/20.................       1,387,235
       224,656   PL# B19188, 4.50%,
                   05/01/20.................         223,875
       508,128   PL# B19233, 4.50%,
                   04/01/20.................         506,363
       483,704   PL# B19238, 4.50%,
                   05/01/20.................         482,023
       775,948   PL# B19272, 4.50%,
                   05/01/20.................         773,251
     1,542,366   PL# C01271, 6.50%,
                   12/01/31.................       1,600,520
     4,466,138   PL# C57150, 6.00%,
                   05/01/31.................       4,588,487
         6,660   PL# C67653, 7.00%,
                   06/01/32.................           7,015
        84,463   PL# C67868, 7.00%,
                   06/01/32.................          88,964
        26,123   PL# C67999, 7.00%,
                   06/01/32.................          27,515
       193,994   PL# C68001, 7.00%,
                   06/01/32.................         204,332
       219,699   PL# C90229, 7.00%,
                   08/01/18.................         232,255
        33,420   PL# E00570, 6.00%,
                   09/01/13.................          34,566
       722,947   PL# E00592, 6.00%,
                   12/01/13.................         747,749
        33,782   PL# E00720, 6.00%,
                   07/01/14.................          34,951
        31,813   PL# E01007, 6.00%,
                   08/01/16.................          32,904
       105,966   PL# E01095, 6.00%,
                   01/01/17.................         109,598
     3,627,572   PL# E01638, 4.00%,
                   04/01/19.................       3,549,784
        46,927   PL# E69171, 6.00%,
                   02/01/13.................          48,537
        45,875   PL# E73319, 6.00%,
                   11/01/13.................          47,448
        56,149   PL# E73769, 6.00%,
                   12/01/13.................          58,076
        34,551   PL# E75990, 6.00%,
                   04/01/14.................          35,742
        41,787   PL# E76341, 6.00%,
                   04/01/14.................          43,233
        73,715   PL# E76730, 6.00%,
                   05/01/14.................          76,267
        51,824   PL# E76731, 6.00%,
                   05/01/14.................          53,619
        50,116   PL# E78995, 6.00%,
                   11/01/14.................          51,852
       371,197   PL# E84191, 6.00%,
                   07/01/16.................         383,921
         6,873   PL# E84758, 5.50%,
                   07/01/16.................           7,061
        30,774   PL# E85885, 6.00%,
                   11/01/16.................          31,829
       383,695   PL# E86502, 5.50%,
                   12/01/16.................         394,156
         6,814   PL# E86565, 5.50%,
                   12/01/16.................           6,999
       328,012   PL# E87961, 6.00%,
                   02/01/17.................         339,256
       643,621   PL# E88001, 6.00%,
                   02/01/17.................         665,734
        59,208   PL# E88452, 6.00%,
                   03/01/17.................          61,242
       388,899   PL# E88749, 6.00%,
                   03/01/17.................         402,230
       836,165   PL# E88789, 6.00%,
                   04/01/17.................         864,894
       217,900   PL# E88979, 5.50%,
                   04/01/17.................         223,788
       552,056   PL# E89282, 6.00%,
                   04/01/17.................         571,023
       981,728   PL# E89336, 6.00%,
                   05/01/17.................       1,015,458
        35,317   PL# E89653, 6.00%,
                   04/01/17.................          36,527
       674,900   PL# E89913, 6.00%,
                   05/01/17.................         698,088

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                 US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                 FREDDIE MAC GOLD (CONTINUED)
$    1,210,057   PL# E91644, 5.50%,
                   10/01/17.................  $    1,242,755
       343,692   PL# E91754, 5.50%,
                   10/01/17.................         352,980
       510,148   PL# E91774, 5.50%,
                   10/01/17.................         523,933
       214,983   PL# E91968, 5.50%,
                   10/01/17.................         220,792
       493,417   PL# E92113, 5.50%,
                   10/01/17.................         506,751
        33,437   PL# E95352, 4.50%,
                   04/01/18.................          33,323
        71,045   PL# E98821, 4.50%,
                   09/01/18.................          70,803
     2,371,317   PL# G01391, 7.00%,
                   04/01/32.................       2,497,716
        26,576   PL# G11111, 6.00%,
                   04/01/16.................          27,486
       152,842   PL# G11394, 4.50%,
                   05/01/18.................         152,322
     9,378,383   PL# G11618, 4.50%,
                   05/01/18.................       9,351,356
       553,971   PL# G11639, 4.50%,
                   12/01/19.................         552,159
       249,055   PL# G18052, 4.50%,
                   05/01/20.................         248,189
     4,368,131   PL# M80813, 4.00%,
                   04/01/10.................       4,323,550
    14,100,000   TBA, 5.00%, 07/01/19.......      14,258,626
     3,800,000   TBA, 5.50%, 07/01/19.......       3,899,750
       400,000   TBA, 6.00%, 07/01/35.......         410,250
                                              --------------
                                                  75,766,602
                                              --------------
                 GOVERNMENT NATIONAL MORTGAGE
                   ASSOCIATION -- 1.9%
       211,323   PL# 3173, 6.50%,
                   12/20/31.................         220,102
       153,428   PL# 421352, 6.00%,
                   11/15/33.................         158,428
         2,987   PL# 434615, 7.00%,
                   11/15/29.................           3,166
       287,110   PL# 435071, 7.00%,
                   03/15/31.................         304,204
        76,203   PL# 462559, 7.00%,
                   02/15/28.................          80,819
        29,217   PL# 493966, 7.00%,
                   06/15/29.................          30,968
       104,801   PL# 494742, 7.00%,
                   04/15/29.................         111,080
         1,835   PL# 530260, 7.00%,
                   02/15/31.................           1,944
       238,204   PL# 531025, 6.00%,
                   04/15/32.................         246,045
         1,456   PL# 538271, 7.00%,
                   11/15/31.................           1,543
       129,225   PL# 538312, 6.00%,
                   02/15/32.................         133,478
       289,915   PL# 543989, 7.00%,
                   03/15/31.................         307,175
         1,411   PL# 547545, 7.00%,
                   04/15/31.................           1,495
       598,379   PL# 550985, 7.00%,
                   10/15/31.................         634,005
           941   PL# 551549, 7.00%,
                   07/15/31.................             997
        73,047   PL# 552413, 7.00%,
                   02/15/32.................          77,392
       172,096   PL# 554808, 6.00%,
                   05/15/31.................         177,779
       149,178   PL# 555360, 6.00%,
                   06/15/31.................         154,104
       163,034   PL# 555733, 6.00%,
                   03/15/32.................         168,401
         1,271   PL# 557664, 7.00%,
                   08/15/31.................           1,346
       175,488   PL# 557678, 7.00%,
                   08/15/31.................         185,936
         6,504   PL# 561050, 7.00%,
                   05/15/31.................           6,892

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                 US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                   (CONTINUED)
$        1,616   PL# 561996, 7.00%,
                   07/15/31.................  $        1,712
        18,765   PL# 563346, 7.00%,
                   09/15/31.................          19,883
       112,956   PL# 563599, 7.00%,
                   06/15/32.................         119,675
       215,594   PL# 564086, 7.00%,
                   07/15/31.................         228,430
        56,895   PL# 564300, 6.00%,
                   08/15/31.................          58,774
        15,359   PL# 564706, 7.00%,
                   07/15/31.................          16,274
       127,243   PL# 565808, 6.00%,
                   11/15/31.................         131,445
       271,580   PL# 567622, 6.00%,
                   04/15/32.................         280,520
       150,818   PL# 567668, 6.00%,
                   05/15/32.................         155,783
       143,344   PL# 569567, 7.00%,
                   01/15/32.................         151,870
       122,253   PL# 570517, 6.00%,
                   01/15/32.................         126,278
       120,266   PL# 572821, 6.00%,
                   12/15/31.................         124,238
       129,535   PL# 574873, 6.00%,
                   12/15/31.................         133,812
       124,653   PL# 575906, 6.00%,
                   01/15/32.................         128,756
        35,965   PL# 576323, 6.00%,
                   12/15/31.................          37,152
         1,685   PL# 579377, 7.00%,
                   04/15/32.................           1,785
       440,834   PL# 581015, 7.00%,
                   02/15/32.................         467,055
       141,326   PL# 581070, 6.00%,
                   02/15/32.................         145,978
        34,270   PL# 581084, 7.00%,
                   02/15/32.................          36,309
       132,775   PL# 582956, 7.00%,
                   02/15/32.................         140,673
       301,292   PL# 585210, 6.00%,
                   03/15/33.................         311,109
       449,569   PL# 587122, 7.00%,
                   06/15/32.................         476,308
       121,147   PL# 587390, 6.00%,
                   11/15/32.................         125,135
        30,619   PL# 587494, 7.00%,
                   06/15/32.................          32,441
           985   PL# 589696, 7.00%,
                   05/15/32.................           1,043
       142,405   PL# 592030, 6.00%,
                   02/15/32.................         147,093
        10,099   PL# 593823, 6.00%,
                   10/15/32.................          10,431
       199,967   PL# 596818, 6.00%,
                   12/15/32.................         206,549
       353,611   PL# 598205, 6.00%,
                   05/15/33.................         365,133
       187,844   PL# 598459, 6.00%,
                   11/15/32.................         194,028
       111,110   PL# 603498, 6.00%,
                   03/15/33.................         114,730
       201,009   PL# 611085, 6.00%,
                   05/15/33.................         207,559
       244,154   PL# 615382, 6.00%,
                   07/15/33.................         252,110
        28,696   PL# 780802, 6.50%,
                   05/15/28.................          30,054
        51,382   PL# 781113, 7.00%,
                   11/15/29.................          54,460
       267,344   PL# 781148, 6.00%,
                   07/15/29.................         276,461
       151,538   PL# 781276, 6.50%,
                   04/15/31.................         158,562
        45,907   PL# 781287, 7.00%,
                   05/15/31.................          48,643
        74,108   PL# 781324, 7.00%,
                   07/15/31.................          78,520
       397,350   PL# 781328, 7.00%,
                   09/15/31.................         421,048
       248,696   PL# 781330, 6.00%,
                   09/15/31.................         257,143
        79,842   PL# 781496, 6.50%,
                   09/15/32.................          83,518

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                 US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
                   (CONTINUED)
$      119,856   PL# 781548, 7.00%,
                   11/15/32.................  $      126,993
       210,473   PL# 781566, 6.00%,
                   02/15/33.................         217,401
        72,073   PL# 781584, 7.00%,
                   05/15/32.................          76,365
     4,240,575   PL# 781690, 6.00%,
                   12/15/33.................       4,380,309
     9,779,539   PL# 80916, 3.75%,
                   05/20/34.................       9,625,714
     6,900,000   TBA, 5.50%, 07/01/35.......       7,046,624
     4,700,000   TBA, 6.00%, 07/01/35.......       4,848,340
                                              --------------
                                                  35,687,525
                                              --------------
                 PRIVATE ASSET BACKED: MORTGAGE AND HOME
                   EQUITY -- 3.6%
     3,469,196   Fannie Mae, Series 1999-7,
                   Class AB,
                   6.00%, 03/25/29..........       3,567,620
     8,456,387   Fannie Mae, Series 2003-35,
                   Class TE,
                   5.00%, 05/25/18..........       8,637,992
     6,767,233   Fannie Mae, Series 2004-60,
                   Class LB,
                   5.00%, 04/25/34..........       6,835,341
     8,571,525   Fannie Mae, Series 2004-99,
                   Class A0,
                   5.50%, 01/25/34..........       8,796,541
     5,050,000   Fannie Mae, Series
                   2004-101, Class AR,
                   5.50%, 01/25/35..........       5,216,717
     7,557,261   Fannie Mae, Series 2005-51,
                   Class TA,
                   5.50%, 12/25/33..........       7,759,017
     6,263,763   Freddie Mac, Series 2825,
                   Class VP,
                   5.50%, 06/15/15..........       6,500,349
     4,629,365   Freddie Mac, Series 2877,
                   Class PA,
                   5.50%, 07/15/33..........       4,760,401
     7,996,362   Freddie Mac, Series 2927,
                   Class BA,
                   5.50%, 10/15/33..........       8,258,703
     7,080,000   Freddie Mac, Series 2996,
                   Class MK,
                   5.50%, 06/15/35..........       7,336,650
                                              --------------
                                                  67,669,331
                                              --------------
                 PRIVATE ASSET BACKED: US GOVERNMENT
                   AGENCIES -- 0.3%
     3,214,473   Small Business
                   Administration, Series
                   2002-P10B, Class 1,
                   5.20%, 08/01/12..........       3,297,923

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                 US GOVERNMENT AGENCY SECURITIES (CONTINUED)
                 PRIVATE ASSET BACKED: US GOVERNMENT
                   AGENCIES (CONTINUED)
$    2,842,698   Small Business
                   Administration, Series
                   2004-P10A,
                   4.50%, 02/10/14..........  $    2,858,524
                                              --------------
                                                   6,156,447
                                              --------------
                 RESOLUTION FUNDING STRIPS -- 0.1%
     1,200,000   Zero coupon, 07/15/18......         675,438
     1,200,000   Zero coupon, 10/15/18......         667,169
                                              --------------
                                                   1,342,607
                                              --------------
                 TOTAL US GOVERNMENT AGENCY
                   SECURITIES (Cost
                   $591,522,860)............     593,482,522
                                              --------------
                 CORPORATE BONDS AND NOTES -- 41.0%
                 AEROSPACE AND DEFENSE -- 0.5%
       320,000   B/E Aerospace,
                   8.50%, 10/01/10..........         355,200
     1,545,000   Lockheed Martin Corp.,
                   8.50%, 12/01/29..........       2,238,211
       545,000   Lockheed Martin Corp.,
                   7.20%, 05/01/36..........         706,535
     2,390,000   Northrop Grumman Corp.,
                   4.08%, 11/16/06..........       2,383,879
        35,000   Northrop Grumman Corp.,
                   7.13%, 02/15/11..........          39,630
       940,000   Northrop Grumman Corp.,
                   7.75%, 02/15/31..........       1,275,632
       790,000   RC Trust I,
                   7.00%, 05/15/06..........         405,616
     1,575,000   United Technologies Corp.,
                   4.88%, 05/01/15..........       1,614,233
       675,000   United Technologies Corp.,
                   8.88%, 11/15/19..........         948,371
                                              --------------
                                                   9,967,307
                                              --------------
                 AIRLINES -- 0.0%
       825,000   Southwest Airlines Company,
                   5.13%, 03/01/17..........         810,731
                                              --------------
                 AUTOMOBILES/MOTOR VEHICLES -- 0.1%
       765,000   Daimler Chrysler AG Corp.,
                   7.45%, 03/01/27..........         873,537
       280,000   Daimler Chrysler NA
                   Holding, 4.05%,
                   06/04/08.................         275,899

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                 CORPORATE BONDS AND NOTES (CONTINUED)
                 AUTOMOBILES/MOTOR VEHICLES (CONTINUED)
$      130,000   Navistar International --
                   144A,
                   6.25%, 03/01/12..........  $      126,100
                                              --------------
                                                   1,275,536
                                              --------------
                 BANKS -- 6.3%
     5,575,000   American Express Bank FSB,
                   Series BKNT,
                   Floating Rate,
                   3.35%, 11/21/07(c).......       5,583,028
     1,500,000   American Express Centurion
                   Bank, Series BKNT,
                   4.38%, 07/30/09..........       1,512,300
     1,404,000   Bank of America Corp.,
                   5.25%, 02/01/07..........       1,433,394
       730,000   Bank of America Corp.,
                   3.88%, 01/15/08..........         727,563
     1,425,000   Bank of America Corp.,
                   3.25%, 08/15/08..........       1,391,552
     2,000,000   Bank of America Corp.,
                   3.38%, 02/17/09..........       1,950,822
     1,250,000   Bank of Scotland -- 144A
                   (United Kingdom),
                   3.50%, 11/30/07..........       1,234,700
     2,000,000   BankBoston NA, Series BKNT,
                   6.38%, 03/25/08..........       2,110,672
     1,350,000   Barclays Bank PLC (United
                   Kingdom), Variable Rate,
                   6.28%, perpetual(a)......       1,378,688
       660,000   Barclays Bank PLC -- 144A
                   (United Kingdom),
                   Variable Rate,
                   6.86%, perpetual(a)......         778,626
     1,375,000   Barclays Bank PLC -- 144A
                   (United Kingdom),
                   Variable Rate,
                   8.55%, perpetual(a)......       1,656,211
     3,850,000   Deutsche Bank AG New York,
                   Series YCD,
                   Variable Rate,
                   3.84%, 03/15/07(a).......       3,846,831
     2,850,000   HBOS Treasury Services
                   PLC -- 144A (United
                   Kingdom),
                   3.75%, 09/30/08..........       2,828,713
    11,400,000   HSBC Bank USA NA, Series
                   CD,
                   3.87%, 06/07/07..........      11,328,454

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                 CORPORATE BONDS AND NOTES (CONTINUED)
                 BANKS (CONTINUED)
$    3,550,000   HSBC Bank USA, Series BKNT,
                   3.88%, 09/15/09..........  $    3,503,250
     1,155,000   Huntington National Bank,
                   Series BKNT,
                   2.75%, 10/16/06..........       1,136,849
     2,600,000   JP Morgan Chase & Company,
                   5.35%, 03/01/07..........       2,653,014
       475,000   JP Morgan Chase & Company,
                   5.25%, 05/30/07..........         485,146
     1,495,000   JP Morgan Chase & Company,
                   3.63%, 05/01/08..........       1,472,887
     2,100,000   JP Morgan Chase & Company,
                   5.75%, 10/15/08..........       2,194,382
     1,100,000   JP Morgan Chase & Company,
                   7.00%, 11/15/09(f).......       1,211,079
       850,000   Kazkommerts
                   International -- 144A,
                   (The Netherlands)
                   8.50%, 04/16/13..........         904,740
       535,000   Kazkommerts International
                   BV -- 144A (The
                   Netherlands),
                   7.88%, 04/07/14..........         551,050
       835,000   National City Bank,
                   3.38%, 10/15/07..........         826,571
     1,135,000   RBS Capital Trust I,
                   Variable Rate,
                   4.71%, perpetual(a)......       1,121,616
     1,200,000   Royal Bank of Scotland
                   Group PLC (United
                   Kingdom),
                   Variable Rate,
                   7.65%, perpetual(a)......       1,530,919
     3,600,000   State Street Bank & Trust,
                   Series CD1, Floating
                   Rate,
                   3.33%, 12/11/06(b).......       3,599,964
     2,990,000   SunTrust Banks, Inc.,
                   3.63%, 10/15/07..........       2,952,236
     2,000,000   SunTrust Banks, Inc.,
                   4.00%, 10/15/08..........       1,990,708
     1,535,000   SunTrust Banks, Inc.,
                   4.42%, 06/15/09..........       1,549,204
     2,275,000   Swedish Export Credit
                   (Sweden),
                   2.88%, 01/26/07..........       2,239,530

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                 CORPORATE BONDS AND NOTES (CONTINUED)
                 BANKS (CONTINUED)
$    2,150,000   The Bank of New York
                   Company, Inc., Series
                   BKNT,
                   3.80%, 02/01/08..........  $    2,133,907
       550,000   Turanalem Finance BV --
                   144A (The Netherlands),
                   8.50%, 02/10/15..........         568,497
     1,945,000   Turanalem Finance BV --
                   144A (The Netherlands),
                   8.00%, 03/24/14..........       1,974,175
 2,068,000,000   UBS AG (Japan),
                   0.10%, 09/27/05(t).......      18,659,174
       980,000   UBS Preferred Funding Trust
                   I, Variable Rate,
                   8.62%, perpetual(a)......       1,165,617
       490,000   US Bancorp, Series MTNN,
                   3.95%, 08/23/07..........         489,479
     3,040,000   US Bank NA,
                   2.40%, 03/12/07..........       2,967,727
     3,405,000   VTB Capital SA -- 144A
                   (Luxembourg),
                   6.25%, 07/02/35..........       3,440,753
     2,340,000   Wachovia Corp., Variable
                   Rate,
                   6.30%, 04/15/08(a).......       2,480,302
     9,210,000   Wells Fargo & Company,
                   4.00%, 08/15/08..........       9,200,394
       500,000   Wells Fargo & Company,
                   3.13%, 04/01/09..........         483,931
     6,480,000   Wells Fargo & Company,
                   4.20%, 01/15/10..........       6,483,195
                                              --------------
                                                 117,731,850
                                              --------------
                 BROADCAST SERVICES/MEDIA -- 1.5%
     3,875,000   Comcast Cable
                   Communications Holdings,
                   8.38%, 03/15/13..........       4,731,938
       250,000   Comcast Cable
                   Communications, Inc.,
                   6.38%, 01/30/06..........         253,551
     1,800,000   Comcast Cable
                   Communications, Inc.,
                   6.75%, 01/30/11..........       1,988,179
       450,000   Comcast Corp.,
                   7.05%, 03/15/33..........         533,056
       820,000   Comcast Corp.,
                   5.65%, 06/15/35..........         819,496
     2,020,000   Continental Cablevision,
                   8.30%, 05/15/06..........       2,094,378

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                 CORPORATE BONDS AND NOTES (CONTINUED)
                 BROADCAST SERVICES/MEDIA (CONTINUED)
$      465,000   Cox Communications, Inc.,
                   7.75%, 11/01/10..........  $      527,083
       370,000   Cox Communications, Inc.,
                   4.63%, 06/01/13..........         359,749
       130,000   CSC Holdings, Inc.,
                   7.88%, 02/15/18..........         128,700
       690,000   DIRECTV Holdings LLC/
                   DIRECTV Financing
                   Company, Inc. -- 144A,
                   6.38%, 06/15/15..........         690,000
     1,070,000   News America Holdings,
                   7.63%, 11/30/28..........       1,296,157
     1,275,000   News America, Inc.,
                   7.30%, 04/30/28..........       1,488,220
       545,000   News America, Inc.,
                   7.28%, 06/30/28..........         635,535
       865,000   News America, Inc.,
                   6.20%, 12/15/34..........         910,956
       650,000   TCI Communications, Inc.,
                   7.88%, 02/15/26..........         814,096
     1,675,000   TCI Communications, Inc.,
                   7.13%, 02/15/28..........       1,960,676
       700,000   Time Warner, Inc.,
                   8.18%, 08/15/07..........         753,404
     1,910,000   Time Warner, Inc.,
                   7.57%, 02/01/24..........       2,339,847
       610,000   Time Warner, Inc.,
                   6.95%, 01/15/28..........         704,844
     1,905,000   Time Warner, Inc.,
                   7.63%, 04/15/31..........       2,386,674
       775,000   Time Warner, Inc.,
                   7.70%, 05/01/32..........         983,553
       870,000   Viacom, Inc.,
                   6.63%, 05/15/11..........         935,609
       300,000   Viacom, Inc.,
                   7.88%, 07/30/30..........         352,968
       675,000   Walt Disney Company, Series
                   MTNB,
                   6.20%, 06/20/14..........         750,632
                                              --------------
                                                  28,439,301
                                              --------------
                 CONSTRUCTION SERVICES AND SUPPLIES -- 0.3%
       200,000   DR Horton, Inc.,
                   7.88%, 08/15/11..........         225,797
       430,000   DR Horton, Inc.,
                   5.63%, 09/15/14..........         431,530
     1,275,000   DR Horton, Inc.,
                   5.25%, 02/15/15(d).......       1,240,759

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                 CORPORATE BONDS AND NOTES (CONTINUED)
                 CONSTRUCTION SERVICES AND SUPPLIES
                   (CONTINUED)
$      745,000   K Hovnanian Enterprises,
                   Inc.,
                   6.25%, 01/15/15..........  $      739,413
     1,390,000   KB Home,
                   6.25%, 06/15/15..........       1,420,124
     1,195,000   Lennar Corp. -- 144A,
                   5.60%, 05/31/15..........       1,226,996
       425,000   Pulte Homes, Inc.,
                   6.00%, 02/15/35..........         414,910
                                              --------------
                                                   5,699,529
                                              --------------
                 CONTAINERS AND PACKAGING -- 0.0%
       790,000   Crown European Holdings SA
                   (France),
                   10.88%, 03/01/13.........         932,200
                                              --------------
                 FINANCIAL SERVICES -- 6.8%
       390,000   American Real Estate
                   Partners, LP/Financing,
                   8.13%, 06/01/12..........         403,650
       225,000   American Real Estate
                   Partners, LP/Financing --
                   144A,
                   7.13%, 02/15/13..........         221,625
       255,000   BCP US Crystal Holdings
                   Corp.,
                   9.63%, 06/15/14..........         286,875
     9,050,000   Citigroup, Inc.,
                   3.50%, 02/01/08..........       8,927,852
    14,330,000   Citigroup, Inc.,
                   3.63%, 02/09/09..........      14,104,861
       820,000   Citigroup, Inc.,
                   6.20%, 03/15/09..........         875,598
     8,000,000   Citigroup, Inc.,
                   4.13%, 02/22/10..........       7,979,920
       900,000   Citigroup, Inc.,
                   5.85%, 12/11/34..........         998,564
     1,775,000   Credit Suisse First Boston
                   USA, Inc.,
                   4.70%, 06/01/09..........       1,805,312
     8,225,000   Eksportfinans ASA, Series
                   MTN (Norway),
                   3.38%, 01/15/08..........       8,113,691
     3,720,000   General Electric Capital
                   Corp.,
                   4.13%, 03/04/08..........       3,726,484
     2,000,000   General Electric Capital
                   Corp., Series MTNA,
                   6.50%, 12/10/07..........       2,108,958

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                 CORPORATE BONDS AND NOTES (CONTINUED)
                 FINANCIAL SERVICES (CONTINUED)
$   21,875,000   General Electric Capital
                   Corp., Series MTNA,
                   4.13%, 09/01/09..........  $   21,820,859
    30,250,000   General Electric Capital
                   Corp., Series MTNA,
                   Variable Rate,
                   3.45%, 01/15/08(a).......      30,044,450
     1,520,000   General Motors Acceptance
                   Corp.,
                   4.75%, 09/14/09..........       1,677,079
     2,500,000   General Motors Acceptance
                   Corp., Series MTN,
                   Floating Rate,
                   4.60%, 09/23/08(b).......       2,313,263
       450,000   Household Finance Corp.,
                   7.20%, 07/15/06..........         463,994
     2,925,000   Household Finance Corp.,
                   6.50%, 11/15/08..........       3,124,336
     1,583,000   Lehman Brothers Holdings,
                   Inc.,
                   7.00%, 02/01/08..........       1,691,166
     1,800,000   Morgan Stanley,
                   4.00%, 01/15/10..........       1,774,976
       350,000   Nationwide Building
                   Society -- 144A (United
                   Kingdom),
                   2.63%, 01/30/07..........         342,720
     4,000,000   Nationwide Building
                   Society -- 144A (United
                   Kingdom),
                   3.50%, 07/31/07..........       3,954,848
       355,000   Nationwide Building
                   Society -- 144A (United
                   Kingdom),
                   4.25%, 02/01/10..........         354,480
     1,600,000   Prudential Financial, Inc.,
                   Series MTNC,
                   5.40%, 06/13/35..........       1,603,485
       390,000   SLM Corp.,
                   4.00%, 01/15/10..........         385,654
     1,700,000   SLM Corp., Series MTNA,
                   5.63%, 04/10/07..........       1,743,653
       545,000   SLM Corp., Series MTNA,
                   3.63%, 03/17/08..........         536,036
     1,000,000   The Bear Stearns Companies,
                   Inc.,
                   2.88%, 07/02/08..........         962,991
     2,475,000   TIAA Global Markets --
                   144A,
                   3.88%, 01/22/08..........       2,460,972

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                 CORPORATE BONDS AND NOTES (CONTINUED)
                 FINANCIAL SERVICES (CONTINUED)
$    1,955,000   USAA Capital Corp. -- 144A,
                   Series MTNB,
                   4.00%, 12/10/07..........  $    1,952,973
                                              --------------
                                                 126,761,325
                                              --------------
                 FOOD AND BEVERAGE -- 0.2%
     1,915,000   Diageo Capital PLC (United
                   Kingdom),
                   3.38%, 03/20/08..........       1,879,842
     1,100,000   General Mills, Inc.,
                   5.13%, 02/15/07..........       1,117,580
       395,000   Smithfield Foods, Inc,
                   7.00%, 08/01/11..........         417,713
                                              --------------
                                                   3,415,135
                                              --------------
                 FUNERAL SERVICES -- 0.0%
       655,000   Service Corp.
                   International,
                   7.70%, 04/15/09..........         704,125
                                              --------------
                 INSURANCE -- 1.3%
     2,775,000   Allstate Financial Global
                   Funding -- 144A,
                   6.15%, 02/01/06..........       2,810,689
     5,375,000   ASIF Global Financial
                   XXIII -- 144A,
                   3.90%, 10/22/08..........       5,280,002
     2,000,000   Berkshire Hathaway Finance
                   Corp.,
                   3.40%, 07/02/07..........       1,975,168
     2,850,000   Berkshire Hathaway Finance
                   Corp.,
                   3.38%, 10/15/08..........       2,774,857
     2,815,000   Berkshire Hathaway Finance
                   Corp.,
                   4.13%, 01/15/10..........       2,800,998
     2,085,000   Liberty Mutual Group --
                   144A,
                   6.50%, 03/15/35..........       2,072,557
     2,400,000   Met Life Global Funding --
                   144A,
                   4.50%, 05/05/10..........       2,418,086
     1,115,000   Met Life Global Funding
                   I -- 144A,
                   4.25%, 07/30/09..........       1,119,903
     1,280,000   MetLife, Inc.,
                   5.70%, 06/15/35..........       1,324,320
     1,145,000   Protective Life Secured
                   Trust, Series MTN,
                   3.70%, 11/24/08..........       1,128,574
                                              --------------
                                                  23,705,154
                                              --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                 CORPORATE BONDS AND NOTES (CONTINUED)
                 LEISURE AND RECREATION -- 0.1%
$      440,000   John Q Hammons Hotels,
                   LP/John Q Hammons Finance
                   Corporation III,
                   Series B,
                   8.88%, 05/15/12..........  $      481,800
       370,000   K2, Inc.,
                   7.38%, 07/01/14..........         391,275
     1,210,000   MGM MIRAGE,
                   6.00%, 10/01/09..........       1,222,100
       325,000   Mohegan Tribal Gaming
                   Authority -- 144A,
                   6.13%, 02/15/13..........         329,875
       185,000   Wynn Las Vegas LLC/Capital
                   Corp. -- 144A,
                   6.63%, 12/01/14..........         180,838
                                              --------------
                                                   2,605,888
                                              --------------
                 MANUFACTURING -- 0.2%
       395,000   Briggs & Stratton Corp.,
                   8.88%, 03/15/11..........         453,263
     2,390,000   Tyco International Group SA
                   (Luxembourg),
                   6.13%, 11/01/08..........       2,532,563
                                              --------------
                                                   2,985,826
                                              --------------
                 MEDICAL AND OTHER HEALTH SERVICES -- 0.2%
       525,000   HCA, Inc.,
                   5.50%, 12/01/09..........         529,180
     2,075,000   WellPoint, Inc.,
                   6.38%, 06/15/06..........       2,120,036
     1,300,000   WellPoint, Inc.,
                   5.95%, 12/15/34..........       1,424,173
                                              --------------
                                                   4,073,389
                                              --------------
                 MEDICAL EQUIPMENT AND SUPPLIES -- 0.1%
     1,140,000   Boston Scientific Corp.,
                   5.45%, 06/15/14..........       1,198,825
                                              --------------
                 METALS AND MINING -- 0.2%
     1,250,000   Falconbridge, Ltd.
                   (Canada),
                   5.50%, 06/15/17..........       1,250,060
        85,000   International Steel Group,
                   6.50%, 04/15/14..........          82,025
     1,999,000   Ispat Inland ULC,
                   9.75%, 04/01/14..........       2,338,830
       220,000   TriMas Corp.,
                   9.88%, 06/15/12..........         185,900
                                              --------------
                                                   3,856,815
                                              --------------

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                 CORPORATE BONDS AND NOTES (CONTINUED)
                 OIL AND GAS: PIPELINES -- 0.3%
$    1,425,000   Consolidated Natural Gas,
                   Series A,
                   5.00%, 03/01/14..........  $    1,448,026
     1,020,000   Dynegy Holdings, Inc. --
                   144A,
                   10.13%, 07/15/13.........       1,157,700
       365,000   El Paso Natural Gas,
                   8.63%, 01/15/22..........         427,563
       935,000   Transcontinental Gas Pipe
                   Line Corp., Series B,
                   8.88%, 07/15/12..........       1,117,325
       570,000   Williams Companies, Inc.,
                   7.63%, 07/15/19..........         644,100
       225,000   Williams Companies, Inc.,
                   7.75%, 06/15/31..........         249,188
                                              --------------
                                                   5,043,902
                                              --------------
                 OIL, COAL AND GAS -- 1.2%
     2,250,000   Amerada Hess Corp.,
                   7.13%, 03/15/33..........       2,677,585
       875,000   Anadarko Finance Company,
                   Series B (Canada),
                   7.50%, 05/01/31..........       1,108,243
       545,000   Chesapeake Energy Corp.,
                   7.75%, 01/15/15..........         591,325
       500,000   Chesapeake Energy Corp. --
                   144A,
                   6.25%, 01/15/18..........         495,000
     2,500,000   Conoco Funding Company
                   (Canada),
                   6.35%, 10/15/11..........       2,771,857
     1,625,000   Devon Energy Corp.,
                   7.95%, 04/15/32..........       2,144,357
       435,000   Devon Financing Corp. ULC,
                   7.88%, 09/30/31..........         567,614
       180,000   El Paso Production Holding
                   Company,
                   7.75%, 06/01/13..........         193,050
     2,160,000   EnCana Corp. (Canada),
                   4.75%, 10/15/13..........       2,157,070
       700,000   EnCana Corp. (Canada),
                   6.50%, 08/15/34..........         806,165
     1,225,000   Enterprise Products
                   Operating LP, Series B,
                   4.00%, 10/15/07..........       1,213,413
     1,710,000   Gazprom OAO -- 144A
                   (Russia),
                   9.63%, 03/01/13..........       2,105,438
       200,000   KCS Energy, Inc. -- 144A,
                   7.13%, 04/01/12..........         205,000

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                 CORPORATE BONDS AND NOTES (CONTINUED)
                 OIL, COAL AND GAS (CONTINUED)
$      950,000   Morgan Stanley (Gazprom) --
                   144A (Russia),
                   9.63%, 03/01/13..........  $    1,167,550
       505,000   Occidental
                   Petroleum -- 144A,
                   8.45%, 02/15/29..........         731,575
     1,065,000   Pemex Project Funding
                   Master Trust -- 144A,
                   5.75%, 12/15/15..........       1,065,533
     2,400,000   Petro-Canada (Canada),
                   5.95%, 05/15/35..........       2,519,529
       700,000   Suncor Energy, Inc.
                   (Canada),
                   5.95%, 12/01/34..........         781,565
                                              --------------
                                                  23,301,869
                                              --------------
                 PAPER AND FOREST PRODUCTS -- 0.1%
       760,000   Abitibi-Consolidated, Inc.
                   (Canada),
                   8.38%, 04/01/15(d).......         779,000
       140,000   Georgia-Pacific Corp.,
                   8.00%, 01/15/24..........         161,700
                                              --------------
                                                     940,700
                                              --------------
                 PHARMACEUTICALS/RESEARCH AND
                   DEVELOPMENT -- 0.3%
       170,000   Bio-Rad Laboratories, Inc.,
                   7.50%, 08/15/13..........         182,750
       530,000   Bio-Rad Laboratories, Inc.,
                   6.13%, 12/15/14..........         537,950
     1,100,000   Bristol-Myers Squibb,
                   6.88%, 08/01/97..........       1,376,786
       815,000   Elan Finance PLC/Elan
                   Finance Corp. -- 144A
                   (Brazil),
                   7.75%, 11/15/11(d).......         700,900
     2,325,000   Merck & Company, Inc.,
                   4.75%, 03/01/15..........       2,350,264
                                              --------------
                                                   5,148,650
                                              --------------
                 PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                   VEHICLES -- 1.7%
     2,209,019   Daimler Chrysler Auto
                   Trust, Series 2001-C,
                   Class A4,
                   4.63%, 12/06/06..........       2,210,800
    16,200,000   Daimler Chrysler Auto
                   Trust, Series 2005-B,
                   Class A3,
                   4.04%, 09/08/09..........      16,226,977

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                 CORPORATE BONDS AND NOTES (CONTINUED)
                 PRIVATE ASSET BACKED: AUTOMOBILES/MOTOR
                   VEHICLES (CONTINUED)
$   13,200,000   Ford Credit Auto Owner
                   Trust, Series 2005-B,
                   Class A3,
                   4.17%, 01/15/09..........  $   13,239,791
                                              --------------
                                                  31,677,568
                                              --------------
                 PRIVATE ASSET BACKED: BANKS -- 0.7%
     4,882,914   Bank of America Alternative
                   Loan Trust, Series
                   2004-7, Class 4A1,
                   5.00%, 08/25/19..........       4,908,043
     9,000,000   DEPFA ACS Bank -- 144A
                   (Ireland),
                   4.25%, 08/16/10(d).......       9,038,430
                                              --------------
                                                  13,946,473
                                              --------------
                 PRIVATE ASSET BACKED: CREDIT CARDS -- 3.5%
    14,000,000   American Express Credit
                   Account Master Trust,
                   Series 2005-3, Class A,
                   3.24%, 01/18/11..........      14,000,000
    12,075,000   Chase Issuance Trust,
                   Series 2004-A9, Class A9,
                   3.22%, 06/15/10..........      11,887,291
    14,950,000   Citibank Credit Card
                   Issuance Trust, Series
                   2004-A1, Class A1,
                   2.55%, 01/20/09..........      14,645,081
    14,850,000   Citibank Credit Card
                   Issuance Trust, Series
                   2004-A4, Class A4,
                   3.20%, 08/24/09..........      14,620,940
    11,500,000   MBNA Credit Card Master
                   Note Trust, Series
                   2003-A6, Class A6,
                   2.75%, 10/15/10..........      11,117,814
                                              --------------
                                                  66,271,126
                                              --------------
                 PRIVATE ASSET BACKED: FINANCIAL
                   SERVICES -- 2.0%
     2,805,000   Greenwich Capital
                   Commercial Funding Corp.,
                   Series 2004-GG1, Class
                   A4,
                   4.76%, 06/10/36..........       2,855,516
    11,200,000   Greenwich Capital
                   Commercial Funding Corp.,
                   Series 2005-GG3, Class
                   A3,
                   4.57%, 08/10/42..........      11,285,230
     4,540,550   Morgan Stanley Capital I,
                   Series 1998-WF1, Class
                   A2,
                   6.55%, 03/15/30..........       4,759,600

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                 CORPORATE BONDS AND NOTES (CONTINUED)
                 PRIVATE ASSET BACKED: FINANCIAL SERVICES
                   (CONTINUED)
$    2,980,000   Morgan Stanley Capital I,
                   Series 1999-FNV1, Class
                   A2,
                   6.53%, 03/15/31..........  $    3,187,083
    15,075,000   SLM Student Loan Trust,
                   Series 2005-5, Class A1,
                   Floating Rate,
                   3.45%, 01/25/18(b).......      15,075,000
                                              --------------
                                                  37,162,429
                                              --------------
                 PRIVATE ASSET BACKED: MORTGAGE AND HOME
                   EQUITY -- 9.2%
     9,300,000   Banc of America Commercial
                   Mortgage, Inc., Series
                   2001-1, Class A2,
                   6.50%, 04/15/36..........      10,238,224
     1,559,412   Bear Stearns Commercial
                   Mortgage Securities,
                   Inc., Series 2001,
                   Class A1,
                   6.08%, 02/15/35..........       1,610,992
     9,075,000   Bear Stearns Commercial
                   Mortgage Securities,
                   Inc., Series 2005-PWR8,
                   Class A4,
                   4.67%, 06/11/41..........       9,151,936
     7,670,000   Chase Commercial Mortgage
                   Securities Corp., Series
                   2000-3, Class A2,
                   7.32%, 10/15/32..........       8,637,827
    10,848,052   Commercial Mortgage
                   Acceptance Corp., Series
                   1998-C2, Class A2,
                   6.03%, 09/15/30..........      11,260,552
     8,280,000   Commercial Mortgage Pass-
                   Through Certificates,
                   Series 2000-C1, Class A2,
                   7.42%, 08/15/33..........       9,254,409
    11,319,899   Countrywide Asset-Backed
                   Certificates, Series
                   2004-13, Class AV4,
                   Floating Rate,
                   3.60%, 06/25/35(c).......      11,338,615
     4,875,000   DLJ Commercial Mortgage
                   Corp., Series 2000-CKP1,
                   Class A1B,
                   7.18%, 11/10/33..........       5,460,750
     6,150,000   GMAC Commercial Mortgage
                   Securities, Inc., Series
                   1999-C2, Class A2, 6.95%,
                   09/15/33.................       6,697,035

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                 CORPORATE BONDS AND NOTES (CONTINUED)
                 PRIVATE ASSET BACKED: MORTGAGE AND HOME
                   EQUITY (CONTINUED)
$    7,565,745   GMAC Commercial Mortgage
                   Securities, Inc., Series
                   1999-C3, Class A2,
                   7.18%, 08/15/36..........  $    8,269,441
     8,700,000   GS Mortgage Securities
                   Corp. II, Series
                   2005-GG4, Class A4A,
                   4.75%, 07/10/39..........       8,828,747
    11,875,094   GSR Mortgage Loan Trust,
                   Series 2003-13, Class
                   1A1,
                   4.51%, 10/25/33..........      11,719,091
     6,650,000   JP Morgan Chase Commercial
                   Mortgage Securities
                   Corp., Series 2001-CIB2,
                   Class A3,
                   6.43%, 04/15/35..........       7,302,845
     9,475,000   JP Morgan Chase Commercial
                   Mortgage Securities
                   Corp., Series 2001-CIBC,
                   Class A3,
                   6.26%, 03/15/33..........      10,340,876
     7,425,000   LB Commercial Conduit
                   Mortgage Trust, Series
                   1998-C4, Class A1B,
                   6.21%, 10/15/35..........       7,863,189
     6,900,000   LB-UBS Commercial Mortgage
                   Trust, Series 2000-C3,
                   Class A2,
                   7.95%, 05/15/25..........       7,894,719
     6,830,000   LB-UBS Commercial Mortgage
                   Trust, Series 2000-C4,
                   Class A2,
                   7.37%, 08/15/26..........       7,704,340
     7,395,000   LB-UBS Commercial Mortgage
                   Trust, Series 2003-C7,
                   Class A3,
                   4.56%, 09/15/27..........       7,461,651
     9,100,000   LB-UBS Commercial Mortgage
                   Trust, Series 2004-C8,
                   Class A4,
                   4.51%, 12/15/29..........       9,155,896
     9,099,504   Salomon Brothers Mortgage
                   Securities VII, Series
                   2001-C2, Class A3,
                   6.50%, 10/13/11..........      10,073,700
                                              --------------
                                                 170,264,835
                                              --------------
                 PRIVATE ASSET BACKED: OTHER -- 0.3%
     5,898,548   Structured Asset Securities
                   Corp. -- 144A, Series
                   2003-AL2, Class A,
                   3.36%, 01/25/31..........       5,622,260
                                              --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                 CORPORATE BONDS AND NOTES (CONTINUED)
                 PRIVATE ASSET BACKED: UTILITIES -- 0.5%
$    8,000,000   Peco Energy Transition
                   Trust, Series 2000-A,
                   Class A4,
                   7.65%, 03/01/10..........  $    9,068,783
                                              --------------
                 REAL ESTATE -- 0.1%
     1,252,000   EOP Operating LP,
                   7.50%, 04/19/29..........       1,507,116
                                              --------------
                 REAL ESTATE INVESTMENT TRUSTS -- 0.4%
       910,000   AvalonBay Communities,
                   Series MTN,
                   6.63%, 09/15/11..........       1,003,615
     2,300,000   Developers Diversified
                   Realty Corp.,
                   3.88%, 01/30/09..........       2,235,878
     4,135,000   Rouse Company,
                   5.38%, 11/26/13..........       4,012,617
                                              --------------
                                                   7,252,110
                                              --------------
                 RETAIL -- 0.1%
       430,000   Federated Department
                   Stores, Inc.,
                   6.79%, 07/15/27..........         487,493
       450,000   Federated Department
                   Stores, Inc.,
                   7.00%, 02/15/28..........         524,743
       495,000   May Department Stores
                   Company,
                   7.88%, 03/01/30..........         627,874
       625,000   May Department Stores
                   Company,
                   6.70%, 07/15/34..........         701,136
       215,000   Movie Gallery,
                   Inc. -- 144A,
                   11.00%, 05/01/12.........         226,825
                                              --------------
                                                   2,568,071
                                              --------------
                 RETAIL: SUPERMARKETS -- 0.1%
     1,860,000   Delhaize America, Inc.,
                   9.00%, 04/15/31..........       2,331,471
                                              --------------
                 SEMICONDUCTORS -- 0.1%
       245,000   Freescale Semiconductor,
                   Inc., Floating Rate,
                   5.89%, 07/15/09(b).......         255,719
        55,000   MagnaChip Semiconductor,
                   Ltd. -- 144A,
                   6.88%, 12/15/11..........          54,175
       720,000   MagnaChip Semiconductor,
                   Ltd. -- 144A, Floating
                   Rate,
                   6.66%, 12/15/11(b).......         716,400
                                              --------------
                                                   1,026,294
                                              --------------

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                 CORPORATE BONDS AND NOTES (CONTINUED)
                 SPECIAL PURPOSE ENTITY -- 0.3%
$      359,553   AES Ironwood LLC,
                   8.86%, 11/30/25..........  $      408,991
     2,875,000   Belvoir Land LLC -- 144A,
                   5.40%, 12/15/47..........       2,949,808
     1,000,000   California Preferred Fund
                   Trust,
                   7.00%, perpetual.........       1,046,260
     1,600,000   New York Life Global
                   Funding -- 144A,
                   3.88%, 01/15/09..........       1,588,491
                                              --------------
                                                   5,993,550
                                              --------------
                 TELECOMMUNICATIONS EQUIPMENT AND
                   SERVICES -- 1.4%
       625,000   America Movil SA de CV
                   (Mexico),
                   6.38%, 03/01/35..........         613,031
     2,175,000   BellSouth Corp.,
                   4.20%, 09/15/09..........       2,169,347
       775,000   BellSouth Corp.,
                   6.55%, 06/15/34..........         885,475
        80,000   British Telecom PLC (United
                   Kingdom), Variable Rate,
                   8.88%, 12/15/30(m).......         113,278
       810,000   Cincinnati Bell, Inc.,
                   7.25%, 07/15/13..........         854,550
       200,000   Citizens Communications
                   Company,
                   6.25%, 01/15/13..........         194,500
       850,000   France Telecom (France),
                   8.75%, 03/01/31..........       1,188,789
        75,000   Intelsat Bermuda, Ltd. --
                   144A (Bermuda),
                   8.25%, 01/15/13..........          77,813
       330,000   Intelsat Bermuda, Ltd. --
                   144A (Bermuda), Floating
                   Rate,
                   7.81%, 01/15/12(n).......         337,425
     2,350,000   New England Telephone &
                   Telegraph,
                   7.88%, 11/15/29..........       2,976,531
       970,000   New Jersey Bell Telephone,
                   7.85%, 11/15/29..........       1,203,334
     1,710,000   Qwest Corp.,
                   7.88%, 09/01/11..........       1,791,225
       400,000   Qwest Corp.,
                   8.88%, 03/15/12..........         437,000
       900,000   Qwest Corp. -- 144A,
                   Floating Rate,
                   6.67%, 06/15/13(b).......         925,875

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                 CORPORATE BONDS AND NOTES (CONTINUED)
                 TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                   (CONTINUED)
$       50,000   Rogers Wireless, Inc.
                   (Canada),
                   7.25%, 12/15/12..........  $       54,250
       590,000   Rogers Wireless, Inc.
                   (Canada),
                   7.50%, 03/15/15(d).......         644,575
     1,915,000   SBC Communications, Inc.,
                   6.45%, 06/15/34..........       2,160,566
       190,000   SBC Communications, Inc.,
                   6.15%, 09/15/34..........         206,541
     2,575,000   Sprint Capital Corp.,
                   8.75%, 03/15/32..........       3,593,315
       655,000   Telecom Italia Capital --
                   144A (Luxembourg),
                   4.95%, 09/30/14..........         649,734
     2,785,000   Telecom Italia Capital --
                   144A (Luxembourg),
                   6.00%, 09/30/34..........       2,853,149
       850,000   Telefonica Europe BV (The
                   Netherlands),
                   7.75%, 09/15/10..........         981,782
       215,000   Verizon Maryland, Inc.,
                   5.13%, 06/15/33..........         202,269
     1,470,000   Vodafone Group PLC (United
                   Kingdom),
                   5.00%, 12/16/13..........       1,514,978
                                              --------------
                                                  26,629,332
                                              --------------
                 TRANSPORTATION -- 0.1%
       375,000   Burlington Northern Santa
                   Fe Corp.,
                   7.29%, 06/01/36..........         489,242
       765,000   Canadian National Railway
                   Company (Canada),
                   6.90%, 07/15/28..........         943,840
       520,000   OMI Corp. (Marshall
                   Islands),
                   7.63%, 12/01/13..........         520,650
       810,000   Overseas Shipholding Group,
                   7.50%, 02/15/24..........         785,700
                                              --------------
                                                   2,739,432
                                              --------------
                 UTILITIES -- 0.0%
       190,000   National Waterworks, Inc.,
                   Series B,
                   10.50%, 12/01/12.........         214,700
       470,000   Orion Power Holdings, Inc.,
                   12.00%, 05/01/10.........         565,175
                                              --------------
                                                     779,875
                                              --------------

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                 CORPORATE BONDS AND NOTES (CONTINUED)
                 UTILITIES: ELECTRIC -- 0.8%
$    1,500,000   Dominion Resources, Inc.,
                   5.95%, 06/15/35..........  $    1,559,237
       591,847   Elwood Energy LLC,
                   8.16%, 07/05/26..........         670,266
       850,000   Exelon Corp.,
                   5.63%, 06/15/35..........         859,970
     2,490,000   FirstEnergy Corp., Series
                   C,
                   7.38%, 11/15/31..........       3,053,544
       223,673   Homer City Funding LLC,
                   8.73%, 10/01/26..........         262,815
       410,000   Midwest Generation LLC,
                   8.75%, 05/01/34..........         461,250
       545,000   Midwest Generation LLC,
                   Series B,
                   8.56%, 01/02/16..........         601,203
     1,940,000   Progress Energy, Inc.,
                   7.75%, 03/01/31..........       2,428,125
        75,000   Reliant Energy, Inc.,
                   9.25%, 07/15/10..........          82,125
       220,000   Reliant Energy, Inc.,
                   6.75%, 12/15/14..........         216,150
       300,000   SP PowerAssets,
                   Ltd. -- 144A (Singapore),
                   5.00%, 10/22/13..........         311,447
       290,000   Tenaska Alabama II
                   Partners, LP -- 144A,
                   7.00%, 06/30/21..........         295,075
        15,000   Texas Genco LLC/
                   Financing -- 144A,
                   6.88%, 12/15/14..........          15,863
     3,750,000   TXU Corp. -- 144A,
                   4.80%, 11/15/09..........       3,700,387
                                              --------------
                                                  14,517,457
                                              --------------
                 TOTAL CORPORATE BONDS AND
                   NOTES
                   (Cost $766,315,283)......     767,956,239
                                              --------------
                 FOREIGN GOVERNMENT OBLIGATIONS -- 3.4%
     9,700,000   AID-Israel (Israel),
                   5.50%, 09/18/23..........      10,903,605
     2,275,000   Bundesrepublic Deutschland,
                   Series 03 (Germany),
                   4.75%, 07/04/34(j).......       3,287,434
     9,300,000   Bundesrepublic Deutschland,
                   Series 05 (Germany),
                   4.00%, 01/04/37(j).......      11,972,425
     4,000,000   Japan Finance Corp. for
                   Municipal Enterprises,
                   Series DTC (Japan),
                   4.63%, 04/21/15..........       4,077,432

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                 FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
$   56,188,000   Mexican Fixed Rate Bonds,
                   Series M7 (Mexico),
                   8.00%, 12/24/08(l).......  $    5,046,637
     7,800,000   Mexican Fixed Rate Bonds,
                   Series MI10 (Mexico),
                   8.00%, 12/19/13(l).......         670,705
    40,611,000   Mexican Fixed Rate Bonds,
                   Series MI7 (Mexico),
                   9.00%, 12/24/09(l).......       3,755,809
     4,175,000   New Zealand Government,
                   Series 415 (New Zealand),
                   6.00%, 04/15/15(i).......       2,967,192
     7,840,000   Province of Ontario, Series
                   GMTN (Canada), 6.25%,
                   06/16/15(i)..............       5,427,172
     3,594,421   Republic of Colombia
                   (Columbia),
                   9.75%, 04/09/11..........       4,122,800
     2,295,000   United Mexican States
                   (Mexico),
                   8.38%, 01/14/11..........       2,677,118
     4,045,000   United Mexican States
                   (Mexico),
                   8.13%, 12/30/19..........       4,975,350
     2,385,000   United Mexican States
                   (Mexico),
                   8.00%, 09/24/22..........       2,927,588
                                              --------------
                 TOTAL FOREIGN GOVERNMENT
                   OBLIGATIONS (Cost
                   $59,337,324).............      62,811,267
                                              --------------
  CONTRACTS
  ---------
                 PURCHASED PUT OPTIONS -- 0.0%
           232   US Treasury Note (10 Year)
                   September Future,
                   Expiring August 2005 @
                   111,
                   6.00%, 08/26/05
                   (Cost $110,259)..........          47,125
                                              --------------
  PRINCIPAL
  ---------
                 SHORT TERM CORPORATE NOTES -- 0.8%
                 TELECOMMUNICATIONS EQUIPMENT AND SERVICES
$    7,575,000   BellSouth Corp. -- 144A,
                   4.26%, 04/26/06..........       7,603,792
     7,750,000   SBC Communications, Inc. --
                   144A,
                   4.39%, 06/05/06..........       7,775,767
                                              --------------
                 TOTAL SHORT TERM CORPORATE
                   NOTES
                   (Cost $15,379,559).......      15,379,559
                                              --------------

  PRINCIPAL                                       VALUE
  ---------                                   --------------
                 SHORT TERM US GOVERNMENT AGENCY
                   SECURITIES -- 6.5%
                 FEDERAL HOME LOAN BANK
$    9,100,000   2.55%, 07/01/05............  $    9,100,000
   112,200,000   2.65%, 07/01/05............     112,200,000
                                              --------------
                 TOTAL SHORT TERM US
                   GOVERNMENT AGENCY
                   SECURITIES (Cost
                   $121,300,000)............     121,300,000
                                              --------------
                 SHORT TERM US TREASURY SECURITY -- 0.3%
     6,100,000   US Treasury Bill,
                   2.78%, 07/21/05
                   (Cost $6,090,579)........       6,090,579
                                              --------------
                 SECURITIES LENDING COLLATERAL -- 5.0%
    94,420,159   Securities Lending
                   Collateral Investment
                   (Note 4)
                   (Cost $94,420,159).......      94,420,159
                                              --------------
                 TOTAL SECURITIES (Cost
                   $2,157,262,724)..........   2,167,242,459
                                              --------------
                 REPURCHASE AGREEMENT -- 1.1%
    20,000,000   With Investors Bank and
                   Trust, dated 06/30/05,
                   2.61%, due 07/01/05,
                   repurchase proceeds at
                   maturity $20,001,450
                   (Collateralized by
                   Small Business
                   Administration, 6.33%,
                   due 11/25/16, with a
                   value of $21,000,000)
                   (Cost $20,000,000).......      20,000,000
                                              --------------
                 SECURITIES SOLD SHORT -- (4.2)%
     9,600,000   Fannie Mae, TBA,
                   5.50%, 07/14/05..........      (9,732,000)
     9,400,000   Fannie Mae, TBA,
                   4.50%, 07/19/05..........      (9,358,875)
    20,000,000   Fannie Mae, TBA,
                   5.50%, 07/19/05..........     (20,531,240)
    20,000,000   Fannie Mae, TBA,
                   5.50%, 08/16/05..........     (20,506,240)
       200,000   Freddie Mae Gold, TBA,
                   5.00%, 07/14/05..........        (200,062)
     5,000,000   Freddie Mae Gold, TBA,
                   6.00%, 07/14/05..........      (5,128,125)
     3,800,000   Freddie Mae Gold, TBA,
                   4.00%, 07/19/05..........      (3,715,686)
     8,700,000   Freddie Mae Gold, TBA,
                   4.50%, 07/19/05..........      (8,661,937)
                                              --------------
                 TOTAL SECURITIES SOLD SHORT
                   (Proceeds $77,887,388)...     (77,834,165)
                                              --------------

                       See notes to financial statements.

                              CORE BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  CONTRACTS                                       VALUE
  ---------                                   --------------
                 CALL OPTIONS WRITTEN -- (0.0)%
           293   US Treasury Note (10 Year)
                   September Future,
                   Expiring August 2005 @
                   112,
                   6.00%, 08/26/05..........  $     (544,797)
           215   US Treasury Note (10 Year)
                   September Future,
                   Expiring August 2005 @
                   113,
                   6.00%, 08/26/05..........        (251,953)
                                              --------------
                 TOTAL CALL OPTIONS WRITTEN
                   (Premium $258,747).......        (796,750)
                                              --------------
                 PUT OPTIONS WRITTEN -- (0.0)%
            71   US Treasury Note (10 Year)
                   September Future,
                   Expiring August 2005 @
                   105,
                   6.00%, 08/26/05..........          (1,109)
           318   US Treasury Note (10 Year)
                   September Future,
                   Expiring August 2005 @
                   106,
                   6.00%, 08/26/05..........          (4,969)
                                              --------------
                 TOTAL PUT OPTIONS WRITTEN
                   (Premium $305,821).......          (6,078)
                                              --------------
                 Total Investments -- 112.6%
                   (Cost $2,098,810,768)....   2,108,605,466
                 Liabilities less other
                   assets -- (12.6)%........    (235,757,041)
                                              --------------
                 NET ASSETS -- 100.0%.......  $1,872,848,425
                                              ==============

The aggregate cost of securities for federal income tax purposes at June 30, 2005 is $2,098,810,768.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation..............  $ 20,098,673
Gross unrealized depreciation..............   (10,303,975)
                                             ------------
Net unrealized appreciation................  $  9,794,698
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                          TOTAL RETURN BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                         VALUE
 ---------                                      -----------
              US TREASURY SECURITIES -- 37.7%
              US TREASURY BOND -- 2.5%
$ 1,090,000   5.38%, 02/15/31.................  $ 1,286,541
                                                -----------
              US TREASURY INFLATION INDEX -- 4.9%
    893,473   0.88%, 04/15/10.................      871,695
    560,401   1.63%, 01/15/15.................      558,540
    928,935   2.38%, 01/15/25.................    1,017,148
     35,504   3.88%, 04/15/29.................       49,911
                                                -----------
                                                  2,497,294
                                                -----------
              US TREASURY NOTES -- 29.1%
 11,510,000   3.38%, 02/15/08.................   11,429,972
  2,643,000   4.00%, 04/15/10.................    2,672,736
    250,000   4.00%, 02/15/15.................      250,967
    430,000   4.13%, 05/15/15.................      436,416
                                                -----------
                                                 14,790,091
                                                -----------
              US TREASURY STRIP -- 1.2%
  1,580,000   Zero coupon, 11/15/27...........      601,985
                                                -----------
              TOTAL US TREASURY SECURITIES
                (Cost $18,970,067)............   19,175,911
                                                -----------
              US GOVERNMENT AGENCY SECURITIES -- 21.2%
              FANNIE MAE -- 14.0%
    431,622   PL# 801516, 4.73%, 08/01/34.....      435,006
    453,995   PL# 810896, 4.90%, 01/01/35.....      460,072
    399,064   PL# 821150, 4.60%, 04/01/35.....      400,346
    500,000   TBA, 5.50%, 07/01/19............      513,281
    400,000   TBA, 5.00%, 07/01/20............      404,500
  2,200,000   TBA, 5.00%, 07/01/35............    2,200,686
    300,000   TBA, 5.50%, 07/01/35............      304,125
  2,400,000   TBA, 6.00%, 07/01/35............    2,460,750
                                                -----------
                                                  7,178,766
                                                -----------
              FREDDIE MAC GOLD -- 0.6%
    300,000   TBA, 5.00%, 07/01/19............      303,375
                                                -----------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 5.6%
  2,000,000   TBA, 5.00%, 07/01/34............    2,015,624
    800,000   TBA, 5.50%, 07/01/34............      817,000
                                                -----------
                                                  2,832,624
                                                -----------
              TENNESSEE VALLEY AUTHORITY -- 1.0%
    520,000   4.65%, 06/15/35.................      523,008
                                                -----------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES (Cost
                $10,816,421)..................   10,837,773
                                                -----------

 PRINCIPAL                                         VALUE
 ---------                                      -----------
              CORPORATE BONDS AND NOTES -- 25.1%
              AUTOMOBILES/MOTOR VEHICLES -- 1.0%
$   160,000   Daimler Chrysler NA Holding,
                4.05%, 06/04/08...............  $   157,656
    200,000   Ford Motor Company, 7.45%,
                07/16/31......................      167,390
    250,000   General Motors Corp., 8.38%,
                07/15/33......................      210,001
                                                -----------
                                                    535,047
                                                -----------
              BANKS -- 1.5%
    230,000   Bank of America Corp., 3.88%,
                01/15/08......................      229,232
     20,000   Rabobank Capital Federal Trust
                III -- 144A, Variable Rate,
                5.25%, perpetual(a)...........       20,558
     10,000   Rabobank Capital Funding II --
                144A, Variable Rate, 5.26%,
                perpetual(a)..................       10,305
    240,000   Wachovia Corp.,
                5.25%, 08/01/14...............      250,986
    230,000   Wells Fargo & Company, 4.20%,
                01/15/10......................      230,113
                                                -----------
                                                    741,194
                                                -----------
              BROADCAST SERVICES/MEDIA -- 1.7%
    250,000   Comcast Corp., 6.50%,
                01/15/15......................      279,163
     80,000   Cox Communications, Inc., 3.88%,
                10/01/08......................       78,374
    100,000   Liberty Media Corp., 7.88%,
                07/15/09......................      106,809
     50,000   News America, Inc., 6.20%,
                12/15/34......................       52,656
     50,000   Time Warner Entertainment,
                8.38%, 07/15/33...............       66,572
    160,000   Time Warner, Inc., 6.88%,
                05/01/12......................      180,797
     90,000   Time Warner, Inc., 7.70%,
                05/01/32......................      114,219
                                                -----------
                                                    878,590
                                                -----------
              CONSUMER GOODS AND SERVICES -- 0.4%
    180,000   Altria Group, Inc., 7.00%,
                11/04/13......................      201,761
                                                -----------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.3%
    120,000   Waste Management, Inc., 6.38%,
                11/15/12......................      131,219
                                                -----------
              FINANCIAL SERVICES -- 7.0%
    250,000   Citigroup, Inc., 4.13%,
                02/22/10......................      249,373
    340,000   Countrywide Financial Corp.,
                Series MTNA, 4.50%,
                06/15/10......................      339,952

                       See notes to financial statements.

                          TOTAL RETURN BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                         VALUE
 ---------                                      -----------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$   100,000   Credit Suisse First Boston USA,
                Inc., 4.63%, 01/15/08.........  $   101,141
    790,000   Ford Motor Credit Company,
                7.38%, 10/28/09...............      772,676
    250,000   General Electric Capital Corp.,
                Series MTNA, 4.25%, 01/15/08..      251,115
    350,000   General Motors Acceptance Corp.,
                6.13%, 08/28/07...............      346,572
    350,000   General Motors Acceptance Corp.,
                5.63%, 05/15/09...............      328,050
30,000.....   General Motors Acceptance Corp.,
                Series GM, 6.31%, 11/30/07....       29,076
    120,000   Goldman Sachs Group, Inc.,
                4.13%, 01/15/08...............      120,003
     70,000   Goldman Sachs Group, Inc.,
                4.50%, 06/15/10...............       70,303
    250,000   HSBC Finance Corp., 4.63%,
                01/15/08......................      252,662
    350,000   JPMorgan Chase & Company, 5.13%,
                09/15/14......................      358,686
    130,000   Lehman Brothers Holdings, Inc.,
                4.00%, 01/22/08...............      129,613
    200,000   Morgan Stanley, 3.63%,
                04/01/08......................      197,026
                                                -----------
                                                  3,546,248
                                                -----------
              FOOD AND BEVERAGE -- 0.6%
    170,000   Anheuser-Busch Companies, Inc.,
                4.95%, 01/15/14...............      176,891
    140,000   Kraft Foods, Inc., 5.63%,
                11/01/11......................      148,713
                                                -----------
                                                    325,604
                                                -----------
              INSURANCE -- 0.1%
     30,000   ASIF Global Financing XIX --
                144A,
                4.90%, 01/17/13...............       30,490
                                                -----------
              MANUFACTURING -- 0.8%
    120,000   Tyco International Group SA
                (Luxembourg), 6.38%,
                10/15/11......................      131,968
    240,000   Tyco International Group SA
                (Luxembourg), 6.00%,
                11/15/13......................      261,431
                                                -----------
                                                    393,399
                                                -----------
              OIL AND GAS: PIPELINES -- 0.6%
    110,000   El Paso Natural Gas, 8.38%,
                06/15/32......................      128,480
    170,000   Williams Companies, Inc., Series
                A, 7.50%, 01/15/31............      184,875
                                                -----------
                                                    313,355
                                                -----------

 PRINCIPAL                                         VALUE
 ---------                                      -----------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL, COAL AND GAS -- 2.3%
$   110,000   Amerada Hess Corp., 7.30%,
                08/15/31......................  $   133,149
    100,000   Anadarko Finance Company, Series
                B (Canada), 7.50%, 05/01/31...      126,656
    150,000   Apache Finance Canada (Canada),
                4.38%, 05/15/15...............      149,993
    150,000   ChevronTexaco Capital Company
                (Canada), 3.50%, 09/17/07.....      148,624
    230,000   Conoco, Inc., 6.95%, 04/15/29...      289,885
    140,000   Devon Energy Corp., 7.95%,
                04/15/32......................      184,745
     20,000   Morgan Stanley (Gazprom) -- 144A
                (Russia), 9.63%, 03/01/13.....       24,580
    120,000   XTO Energy, Inc., 6.25%,
                04/15/13......................      130,069
                                                -----------
                                                  1,187,701
                                                -----------
              PAPER AND FOREST PRODUCTS -- 0.6%
     70,000   International Paper Company,
                5.50%, 01/15/14...............       71,600
    210,000   Weyerhaeuser Company, 6.75%,
                03/15/12......................      231,364
                                                -----------
                                                    302,964
                                                -----------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 5.7%
    400,000   Banc of America Commercial
                Mortgage, Inc., Series 2005-3,
                Class A4, Floating Rate,
                4.67%, 07/10/43(c)............      402,019
    440,340   Banc of America Mortgage
                Securities, Series 2005-A,
                Class 2A1, Floating Rate,
                4.49%, 02/25/35(c)............      439,771
    130,000   Countrywide Asset-Backed
                Certificates, Series 2005-4,
                Class AF3, 4.46%, 10/25/35....      129,939
    679,330   GMAC Mortgage Corp. Loan Trust,
                Series 2003-AR2, Class 1A1,
                Floating Rate, 3.62%,
                12/19/33(c)...................      676,065

                       See notes to financial statements.

                          TOTAL RETURN BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                         VALUE
 ---------                                      -----------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY (CONTINUED)
$   470,811   GMAC Mortgage Corp. Loan Trust,
                Series 2005-AR1, Class 3A,
                Floating Rate, 4.71%,
                03/18/35(c)...................  $   472,283
    200,000   GS Mortgage Securities Corp. II,
                Series 2005-GG4, Class AABA,
                4.68%, 07/10/39...............      202,548
    100,000   LB-UBS Commercial Mortgage
                Trust, Series 2005-C3, Class
                A5, 4.74%, 07/15/30...........      101,313
    100,000   LB-UBS Commercial Mortgage
                Trust, Series 2005-C3, Class
                AAB, 4.66%, 07/15/30..........      101,156
    400,000   Merrill Lynch Mortgage
                Investors, Inc., Series
                2005-A5, Class A3, 4.44%,
                06/25/35......................      398,516
                                                -----------
                                                  2,923,610
                                                -----------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 1.1%
     50,000   Deutsche Telekom International
                Finance BV (The Netherlands),
                5.25%, 07/22/13...............       51,997
    320,000   Sprint Capital Corp., 6.00%,
                01/15/07......................      328,037
    170,000   Verizon Global Funding Corp.,
                7.38%, 09/01/12...............      198,926
                                                -----------
                                                    578,960
                                                -----------
              TRANSPORTATION -- 0.1%
     50,000   Union Pacific Corp., 5.38%,
                05/01/14......................       52,234
                                                -----------
              UTILITIES: ELECTRIC -- 1.3%
     30,000   Dominion Resources, Inc., 4.75%,
                12/15/10......................       30,218
    100,000   Dominion Resources, Inc., 5.70%,
                09/17/12......................      105,608
    140,000   Duke Energy Corp., 5.63%,
                11/30/12......................      148,736
     70,000   FirstEnergy Corp., Series B,
                6.45%, 11/15/11...............       76,584
    150,000   FirstEnergy Corp., Series C,
                7.38%, 11/15/31...............      183,949
     50,000   Oncor Electric Delivery Company,
                6.38%, 01/15/15...............       55,523
     70,000   Pacific Gas & Electric Company,
                6.05%, 03/01/34...............       77,421
                                                -----------
                                                    678,039
                                                -----------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $12,560,568)............   12,820,415
                                                -----------

 PRINCIPAL                                         VALUE
 ---------                                      -----------
              FOREIGN GOVERNMENT OBLIGATIONS -- 9.8%
$   320,000   Australian Government
                (Australia), Series 121,
                5.25%, 08/15/10(r)............  $   245,250
    720,000   Bundesrepublic Deutschland
                (Germany), Series 03, 4.25%,
                01/04/14(j)...................      953,993
    170,000   Federal Republic of Brazil
                (Brazil), 14.50%, 10/15/09....      221,850
    168,878   Federal Republic of Brazil
                (Brazil), 8.00%, 04/15/14.....      174,071
     20,000   Federal Republic of Brazil
                (Brazil), 8.88%, 10/14/19.....       21,250
    140,000   Federal Republic of Brazil
                (Brazil), 10.13%, 05/15/27....      162,890
     40,000   Federal Republic of Brazil
                (Brazil), 11.00%, 08/17/40....       48,170
     49,412   Federal Republic of Brazil
                (Brazil), Series 18YR,
                Floating Rate, 4.31%,
                04/15/12(n)...................       47,807
    116,683   Government of Canada Real Return
                Bonds (Canada), 4.00%,
                12/01/31(s)...................      137,044
    698,670   Government of France, Series
                OATi (France), 3.00%,
                07/25/09(j)...................      930,913
    120,000   Republic of Bulgaria -- 144A
                (Bulgaria), 8.25%, 01/15/15...      151,350
     30,000   Republic of Colombia (Colombia),
                10.50%, 07/09/10..............       35,850
     70,000   Republic of Colombia (Colombia),
                11.75%, 02/25/20..............       92,400
     20,000   Republic of Panama (Panama),
                9.63%, 02/08/11...............       24,000
     80,000   Republic of Panama (Panama),
                10.75%, 05/15/20..............      108,800
     50,000   Republic of Peru (Peru), 8.75%,
                11/21/33......................       56,625
     76,500   Republic of Peru, Series 20 YR
                (Peru), 5.00%, 03/07/17.......       73,494
    560,000   Russian Federation (Russia) --
                144A, 5.00%, 03/31/30.........      626,567
    150,000   United Mexican States (Mexico),
                8.38%, 01/14/11...............      174,975
    110,000   United Mexican States (Mexico),
                Series MTN, 8.30%, 08/15/31...      137,225
    520,000   United Mexican States (Mexico),
                Series MTNA, 7.50%, 04/08/33..      598,000
                                                -----------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS (Cost
                $5,034,330)...................    5,022,524
                                                -----------

                       See notes to financial statements.

                          TOTAL RETURN BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  SHARES                                           VALUE
  ------                                        -----------
              PREFERRED STOCKS -- 1.1%
     10,200   Fannie Mae, Series O (Cost
                $569,925).....................  $   566,610
                                                -----------
 PRINCIPAL
 ---------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 0.3%
$   150,000   Fannie Mae, 3.39%, 12/05/05(f)
                (Cost $147,782)...............      147,782
                                                -----------
              YANKEE CERTIFICATE OF DEPOSIT -- 1.0%
    500,000   Treasury Bank, Series CD,
                Floating Rate, 3.31%,
                11/23/05(a) (Cost $500,000)...      500,000
                                                -----------
              SHORT TERM COMMERCIAL PAPER -- 1.0%
    500,000   BankAmerica Corp., zero coupon,
                09/30/05 (Cost $495,753)......      495,753
                                                -----------
              TOTAL SECURITIES (Cost
                $49,094,846)..................   49,566,768
                                                -----------
              REPURCHASE AGREEMENT -- 21.1%
 10,775,704   With Investors Bank and Trust,
                dated 06/30/05, 2.61%, due
                07/01/05, repurchase proceeds
                at maturity $10,776,485
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                4.79%, due 09/01/34, with a
                value of $11,314,489) (Cost
                $10,775,704)..................   10,775,704
                                                -----------
 CONTRACTS                                         VALUE
 ---------                                      -----------
              PUT OPTIONS WRITTEN -- (0.0)%
         12   US Treasury Note (10 Year)
                September Future, Expiring
                August 2005@ 110, 6.00%,
                08/26/05 (Premium $3,159).....  $    (1,125)
                                                -----------
              CALL OPTIONS WRITTEN -- (0.1)%
         36   US Treasury Note (10 Year)
                September Future, Expiring
                August 2005 @ 114, 6.00%,
                08/26/05......................      (23,625)
         12   US Treasury Note (10 Year)
                September Future, Expiring
                August 2005@ 115, 6.00%,
                08/26/05......................       (3,937)
                                                -----------

              TOTAL CALL OPTIONS WRITTEN
                (Premium $15,213).............      (27,562)
                                                -----------
              Total Investments -- 118.2%
                (Cost $59,852,178)............   60,313,785
              Liabilities less other
                assets -- (18.2)%.............   (9,281,860)
                                                -----------
              NET ASSETS -- 100.0%............  $51,031,925
                                                ===========

The aggregate cost of securities for federal income tax purposes at June 30, 2005 is $59,852,178.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation............  $ 587,643
    Gross unrealized depreciation............   (126,036)
                                               ---------
    Net unrealized appreciation..............  $ 461,607
                                               =========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 63.3%
              AEROSPACE AND DEFENSE -- 1.6%
     33,950   Lockheed Martin Corp. .........  $  2,202,336
     36,271   Northrop Grumman Corp. ........     2,003,973
     50,350   Raytheon Company...............     1,969,692
      7,500   The Boeing Company.............       495,000
                                               ------------
                                                  6,671,001
                                               ------------
              AGRICULTURE -- 0.4%
     29,150   Monsanto Company...............     1,832,661
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 0.9%
     23,300   Abercrombie & Fitch Company --
                Class A(d)...................     1,600,710
     57,300   Coach, Inc.*...................     1,923,561
                                               ------------
                                                  3,524,271
                                               ------------
              AUTOMOBILE: RETAIL -- 0.2%
     37,200   AutoNation, Inc.*..............       763,344
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES -- 0.1%
     47,550   Ford Motor Company.............       486,912
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 0.4%
     33,100   Autoliv, Inc. .................     1,449,780
                                               ------------
              BANKS -- 4.4%
    130,212   Bank of America Corp. .........     5,938,969
      7,500   Bank of Hawaii Corp. ..........       380,625
      6,900   Golden West Financial
                Corp.(d).....................       444,222
     15,150   KeyCorp........................       502,223
     65,650   North Fork Bancorp, Inc. ......     1,844,109
     11,900   UnionBanCal Corp. .............       796,348
     74,782   US Bancorp.....................     2,183,634
     69,153   Wachovia Corp. ................     3,429,989
     36,550   Wells Fargo & Company..........     2,250,749
                                               ------------
                                                 17,770,868
                                               ------------
              BROADCAST SERVICES/MEDIA -- 3.3%
     75,300   Comcast Corp. -- Class A*......     2,311,710
     47,800   Comcast Corp. -- Special Class
                A*...........................     1,431,610
      4,200   Gannett Company, Inc. .........       298,746
     46,800   Liberty Media Corp. -- Class
                A*...........................       476,892
     29,700   Pixar*(d)......................     1,486,485
    104,500   The Walt Disney Company........     2,631,310
    203,690   Time Warner, Inc.*.............     3,403,660
     42,700   Viacom, Inc. -- Class B........     1,367,254
                                               ------------
                                                 13,407,667
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              BUSINESS SERVICES AND SUPPLIES -- 0.5%
     41,900   Moody's Corp. .................  $  1,883,824
                                               ------------
              CHEMICALS -- 0.3%
     25,650   The Dow Chemical Company.......     1,142,195
                                               ------------
              COMMERCIAL SERVICES -- 0.5%
     97,950   Cendant Corp. .................     2,191,142
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 3.1%
     59,400   Adobe Systems, Inc. ...........     1,700,028
     48,000   Autodesk, Inc. ................     1,649,760
     39,600   Computer Sciences Corp.*.......     1,730,520
     32,900   Ingram Micro, Inc. -- Class
                A*...........................       515,214
    179,250   Microsoft Corp. ...............     4,452,570
    205,150   Oracle Corp.*..................     2,707,980
     14,700   Parametric Technology Corp.*...        93,786
                                               ------------
                                                 12,849,858
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 2.3%
     96,700   Dell, Inc.*....................     3,820,617
    134,987   Hewlett-Packard Company........     3,173,544
     17,950   International Business Machines
                Corp. .......................     1,331,890
    167,000   Sun Microsystems, Inc.*........       622,910
     45,100   Western Digital Corp.*.........       605,242
                                               ------------
                                                  9,554,203
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.1%
      5,800   USG Corp.*(d)..................       246,500
                                               ------------
              CONSUMER GOODS AND SERVICES -- 5.7%
     71,750   Altria Group, Inc. ............     4,639,354
     10,900   American Greetings Corp. --
                Class A......................       288,850
     11,850   Colgate-Palmolive Company......       591,434
      9,600   Eastman Kodak Company(d).......       257,760
     16,900   Energizer Holdings, Inc.*......     1,050,673
    291,200   General Electric Company.......    10,090,079
     24,200   Gillette Company...............     1,225,246
     31,950   Procter & Gamble Company(d)....     1,685,363
      3,150   Reynolds American, Inc.(d).....       248,220
     11,200   The Black & Decker Corp. ......     1,006,320
      4,300   United Parcel Service, Inc. --
                Class B......................       297,388
     35,885   UST, Inc. .....................     1,638,509
                                               ------------
                                                 23,019,196
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS -- 0.1%
      4,750   Rockwell Collins, Inc. ........  $    226,480
                                               ------------
              FINANCIAL SERVICES -- 5.1%
     35,400   AmeriCredit Corp.*.............       902,700
      7,000   CIT Group, Inc. ...............       300,790
    103,699   Citigroup, Inc. ...............     4,794,004
     15,200   E*TRADE Financial Corp.*.......       212,648
      5,500   Franklin Resources, Inc. ......       423,390
    128,800   JPMorgan Chase & Company.......     4,549,215
     50,700   Merrill Lynch & Company,
                Inc. ........................     2,789,007
     47,900   Morgan Stanley.................     2,513,313
      7,500   Nelnet, Inc. -- Class A*.......       249,525
     27,500   Prudential Financial, Inc. ....     1,805,650
     60,250   Washington Mutual, Inc.(d).....     2,451,573
                                               ------------
                                                 20,991,815
                                               ------------
              FOOD AND BEVERAGE -- 1.7%
     90,050   Archer-Daniels-Midland
                Company......................     1,925,268
     19,050   Coca-Cola Company..............       795,338
     29,850   Hershey Foods Corp.(d).........     1,853,685
     10,300   PepsiAmericas, Inc. ...........       264,298
     12,500   PepsiCo, Inc. .................       674,125
      7,300   Pilgrim's Pride Corp.(d).......       249,149
      6,050   The Pepsi Bottling Group,
                Inc. ........................       173,091
     50,900   Tyson Foods, Inc. -- Class A...       906,020
                                               ------------
                                                  6,840,974
                                               ------------
              INSURANCE -- 3.4%
     17,700   Aetna, Inc. ...................     1,465,914
     33,803   American International Group,
                Inc. ........................     1,963,954
     14,500   CIGNA Corp. ...................     1,551,935
     19,200   CNA Financial Corp.*...........       545,664
     53,200   Genworth Financial, Inc. --
                Class A......................     1,608,236
     24,000   Loews Corp. ...................     1,860,000
     29,800   MBIA, Inc. ....................     1,767,438
     28,100   The Allstate Corp. ............     1,678,975
     20,500   WR Berkley Corp. ..............       731,440
      8,500   XL Capital, Ltd. -- Class A
                (Cayman Islands).............       632,570
                                               ------------
                                                 13,806,126
                                               ------------
              INTERNET SERVICES -- 2.0%
    159,350   Cisco Systems, Inc.*...........     3,045,178
      7,000   eBay, Inc.*....................       231,070
      5,250   Google, Inc. -- Class A*.......     1,544,288

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INTERNET SERVICES (CONTINUED)
     62,600   Juniper Networks, Inc.*........  $  1,576,268
     28,117   Symantec Corp.*................       611,264
     28,100   YAHOO!, Inc.*..................       973,665
                                               ------------
                                                  7,981,733
                                               ------------
              LEISURE AND RECREATION -- 0.3%
     11,000   Boyd Gaming Corp. .............       562,430
      4,500   Choice Hotels International,
                Inc. ........................       295,650
      7,000   Marriott International, Inc. --
                Class A......................       477,540
                                               ------------
                                                  1,335,620
                                               ------------
              MACHINERY -- 0.1%
     11,950   Rockwell Automation, Inc. .....       582,085
                                               ------------
              MANUFACTURING -- 0.7%
     24,200   Illinois Tool Works, Inc. .....     1,928,256
      2,250   ITT Industries, Inc. ..........       219,668
     24,850   Tyco International, Ltd.
                (Bermuda)....................       725,620
                                               ------------
                                                  2,873,544
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.9%
     37,200   HCA, Inc. .....................     2,108,124
     36,300   McKesson Corp. ................     1,625,877
                                               ------------
                                                  3,734,001
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 2.6%
      8,050   Guidant Corp. .................       541,765
     94,650   Johnson & Johnson..............     6,152,250
     57,450   Medtronic, Inc. ...............     2,975,336
     23,200   St Jude Medical, Inc.*.........     1,011,752
                                               ------------
                                                 10,681,103
                                               ------------
              METALS AND MINING -- 0.3%
      6,700   Newmont Mining Corp. ..........       261,501
      5,600   Phelps Dodge Corp. ............       518,000
     14,400   United States Steel Corp.(d)...       494,928
                                               ------------
                                                  1,274,429
                                               ------------
              OIL AND GAS: PIPELINES -- 0.1%
      7,900   Questar Corp. .................       520,610
                                               ------------
              OIL, COAL AND GAS -- 5.7%
     25,500   Anadarko Petroleum Corp. ......     2,094,825
     32,714   Apache Corp. ..................     2,113,323
     38,200   Burlington Resources, Inc. ....     2,110,168

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
     22,100   ChevronTexaco Corp. ...........  $  1,235,832
     36,026   ConocoPhillips.................     2,071,135
     13,450   Devon Energy Corp. ............       681,646
    144,450   Exxon Mobil Corp. .............     8,301,541
     21,600   Helmerich & Payne, Inc. .......     1,013,472
     12,500   Noble Energy, Inc. ............       945,625
      3,850   Occidental Petroleum Corp. ....       296,181
     15,800   Sunoco, Inc. ..................     1,796,144
      6,300   Unit Corp.*....................       277,263
                                               ------------
                                                 22,937,155
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.4%
     52,900   Georgia-Pacific Corp. .........     1,682,220
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 4.6%
     67,800   Abbott Laboratories............     3,322,878
      4,000   AmerisourceBergen Corp. .......       276,600
     55,634   Amgen, Inc.*...................     3,363,631
    106,200   Bristol-Myers Squibb Company...     2,652,876
      8,000   Eli Lilly and Company..........       445,680
     25,950   Genzyme Corp.*.................     1,559,336
      9,300   Gilead Sciences, Inc.*.........       409,107
     45,500   Merck & Company, Inc. .........     1,401,400
    167,660   Pfizer, Inc. ..................     4,624,062
     15,900   Wyeth..........................       707,550
                                               ------------
                                                 18,763,120
                                               ------------
              PRINTING AND PUBLISHING -- 0.1%
     13,800   RR Donnelley & Sons Company....       476,238
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.4%
     15,000   Equity Office Properties
                Trust........................       496,500
     32,000   ProLogis.......................     1,287,680
                                               ------------
                                                  1,784,180
                                               ------------
              RETAIL -- 2.6%
     14,400   7-Eleven, Inc.*................       435,456
     97,700   Circuit City Stores, Inc. .....     1,689,233
     42,000   Dillard's, Inc. -- Class A.....       983,640
     12,972   Home Depot, Inc. ..............       504,611
     37,800   Michaels Stores, Inc. .........     1,563,786
     14,700   Saks, Inc.*....................       278,859

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              RETAIL (CONTINUED)
      5,350   Target Corp.(d)................  $    291,094
     48,170   Wal-Mart Stores, Inc. .........     2,321,794
     58,100   Walgreen Company...............     2,672,018
                                               ------------
                                                 10,740,491
                                               ------------
              RETAIL: RESTAURANTS -- 0.5%
      7,950   Darden Restaurants, Inc. ......       262,191
     33,050   McDonald's Corp. ..............       917,138
     17,650   Starbucks Corp.*...............       911,799
                                               ------------
                                                  2,091,128
                                               ------------
              SEMICONDUCTORS -- 2.0%
     62,000   Advanced Micro Devices,
                Inc.*........................     1,075,080
     51,139   Freescale Semiconductor,
                Inc. -- Class B*.............     1,083,124
    196,250   Intel Corp. ...................     5,114,275
     27,850   Texas Instruments, Inc. .......       781,750
                                               ------------
                                                  8,054,229
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 2.8%
     45,700   BellSouth Corp.(d).............     1,214,249
     49,650   CenturyTel, Inc. ..............     1,719,380
     19,750   Comverse Technology, Inc.*.....       467,088
     51,850   Motorola, Inc. ................       946,781
      7,000   QUALCOMM, Inc. ................       231,070
    133,600   SBC Communications, Inc. ......     3,172,999
     69,550   Sprint Corp. (FON Group)(d)....     1,745,010
     33,550   Tellabs, Inc.*.................       291,885
     45,500   Verizon Communications,
                Inc.(d)......................     1,572,025
                                               ------------
                                                 11,360,487
                                               ------------
              TRANSPORTATION -- 1.1%
     41,400   Burlington Northern Santa Fe
                Corp. .......................     1,949,112
     42,100   CSX Corp. .....................     1,795,986
      9,050   Norfolk Southern Corp. ........       280,188
     12,800   Swift Transportation Company,
                Inc.*........................       298,112
      4,100   Union Pacific Corp. ...........       265,680
                                               ------------
                                                  4,589,078
                                               ------------
              UTILITIES: ELECTRIC -- 2.0%
     47,800   Edison International...........     1,938,290
      4,950   Entergy Corp. .................       373,973
     47,550   Exelon Corp. ..................     2,440,741
     15,300   FPL Group, Inc. ...............       643,518

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              UTILITIES: ELECTRIC (CONTINUED)
     51,150   PG&E Corp. ....................  $  1,920,171
      6,450   TXU Corp. .....................       535,931
      8,100   Wisconsin Energy Corp. ........       315,900
                                               ------------
                                                  8,168,524
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $243,564,511)..........   258,288,792
                                               ------------
              PREFERRED STOCKS -- 0.5%
     34,800   Fannie Mae, Series O (Cost
                1,943,963)...................     1,933,140
                                               ------------
 PRINCIPAL
 ---------
              US TREASURY SECURITIES -- 5.6%
              US TREASURY BOND -- 0.7%
$ 2,280,000   5.38%, 02/15/31(d).............     2,691,114
                                               ------------
              US TREASURY INFLATION INDEX -- 2.6%
  6,161,880   0.88%, 04/15/10................     6,011,691
  3,715,740   2.38%, 01/15/25................     4,068,590
    236,696   3.88%, 04/15/29................       332,743
                                               ------------
                                                 10,413,024
                                               ------------
              US TREASURY NOTES -- 1.9%
  1,350,000   2.50%, 10/31/06................     1,331,227
  1,185,000   3.38%, 02/28/07................     1,180,187
  2,585,000   3.75%, 03/31/07................     2,589,746
    730,000   3.00%, 02/15/08................       718,394
    915,000   3.38%, 02/15/08(d).............       908,638
    910,000   4.00%, 04/15/10................       920,238
    250,000   4.00%, 02/15/15................       250,967
                                               ------------
                                                  7,899,397
                                               ------------
              US TREASURY STRIP -- 0.4%
  4,430,000   Zero coupon, 11/15/27..........     1,687,843
                                               ------------
              TOTAL US TREASURY SECURITIES
                (Cost $22,402,429)...........    22,691,378
                                               ------------
              US GOVERNMENT AGENCY SECURITIES -- 8.4%
              FANNIE MAE -- 5.0%
    228,147   PL# 535675, 7.00%, 01/01/16....       239,142
        977   PL# 549906, 7.50%, 09/01/30....         1,044
      3,018   PL# 552549, 7.50%, 09/01/30....         3,226
        606   PL# 558384, 7.50%, 01/01/31....           647
      3,811   PL# 568677, 7.50%, 01/01/31....         4,073
      3,624   PL# 572762, 7.50%, 03/01/31....         3,874
     16,258   PL# 582178, 7.50%, 06/01/31....        17,377

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              FANNIE MAE (CONTINUED)
$    13,535   PL# 594316, 6.50%, 07/01/31....  $     14,044
      2,649   PL# 602859, 6.50%, 10/01/31....         2,749
     50,812   PL# 614924, 7.00%, 12/01/16....        53,259
     76,553   PL# 793193, 5.50%, 07/01/19....        78,659
  1,294,865   PL# 801516, Variable Rate,
                4.73%, 08/01/34(a)...........     1,305,019
  1,388,608   PL# 810896, Variable Rate,
                4.90%, 01/01/35(a)...........     1,407,195
    897,895   PL# 821150, Variable Rate,
                4.60%, 04/01/35(a)...........       900,779
  1,300,000   TBA, 5.50%, 07/01/19...........     1,334,531
  1,100,000   TBA, 5.00%, 07/01/20...........     1,112,375
  6,400,000   TBA, 5.00%, 07/01/34...........     6,401,997
    900,000   TBA, 5.50%, 07/01/35...........       912,375
  6,700,000   TBA, 6.00%, 07/01/35...........     6,869,590
                                               ------------
                                                 20,661,955
                                               ------------
              FREDDIE MAC GOLD -- 0.2%
    900,000   TBA, 5.00%, 07/01/19...........       910,125
                                               ------------
              GOVERNMENT NATIONAL MORTGAGE
                ASSOCIATION -- 1.9%
      9,526   PL# 461836, 7.00%, 01/15/28....        10,103
      1,549   PL# 596647, 7.00%, 09/15/32....         1,641
  5,700,000   TBA, 5.00%, 07/01/34...........     5,744,528
  2,200,000   TBA, 5.50%, 07/01/34...........     2,246,750
                                               ------------
                                                  8,003,022
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 0.8%
    600,000   Fannie Mae Grantor Trust,
                Series 2001-T2, Class B,
                6.02%, 11/25/10..............       651,613
    334,380   Fannie Mae, Series 1999-7,
                Class AB,
                6.00%, 03/25/29..............       343,867
    760,000   Fannie Mae, Series 2003-35,
                Class TE,
                5.00%, 05/25/18..............       776,321
    574,751   Fannie Mae, Series 2004-60,
                Class LB,
                5.00%, 04/25/34..............       580,536
    706,232   Fannie Mae, Series 2004-99,
                Class A0,
                5.50%, 01/25/34..............       724,772
                                               ------------
                                                  3,077,109
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              US GOVERNMENT AGENCY SECURITIES (CONTINUED)
              RESOLUTION FUNDING STRIPS -- 0.1%
$   250,000   Zero coupon, 07/15/18..........  $    140,716
    250,000   Zero coupon, 10/15/18..........       138,994
                                               ------------
                                                    279,710
                                               ------------
              TENNESSEE VALLEY AUTHORITY -- 0.4%
  1,520,000   4.65%, 06/15/35................     1,528,792
                                               ------------
              TOTAL US GOVERNMENT AGENCY
                SECURITIES
                (Cost $34,368,478)...........    34,460,713
                                               ------------
              CORPORATE BONDS AND NOTES -- 10.4%
              AEROSPACE AND DEFENSE -- 0.1%
     35,000   B/E Aerospace, 8.50%,
                10/01/10.....................        38,850
    720,000   RC Trust I, 7.00%, 05/15/06....       369,675
                                               ------------
                                                    408,525
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES -- 0.3%
    475,000   Daimler Chrysler NA Holding,
                4.05%, 06/04/08..............       468,042
    580,000   Ford Motor Company,
                7.45%, 07/16/31..............       485,432
    520,000   General Motors Corp.,
                8.38%, 07/15/33(d)...........       436,800
                                               ------------
                                                  1,390,274
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 0.0%
     50,000   Visteon Corp.,
                8.25%, 08/01/10..............        46,500
                                               ------------
              BANKS -- 0.7%
    690,000   Bank of America Corp.,
                3.88%, 01/15/08..............       687,696
    325,000   Deutsche Bank AG New York,
                Series YCD, Variable Rate,
                3.84%, 03/15/07(a)...........       324,733
     20,000   Rabobank Capital Funding Trust
                II -- 144A, Variable Rate,
                5.26%, perpetual(a)..........        20,610
     40,000   Rabobank Capital Funding Trust
                III -- 144A, Variable Rate,
                5.25%, perpetual(a)..........        41,117
    215,000   SunTrust Banks, Inc.,
                4.42%, 06/15/09..............       216,990
    740,000   Wachovia Corp.,
                5.25%, 08/01/14..............       773,869
    625,000   Wells Fargo & Company,
                4.20%, 01/15/10..............       625,308
                                               ------------
                                                  2,690,323
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BROADCAST SERVICES/MEDIA -- 0.7%
$   100,000   Clear Channel Communications,
                Inc.,
                4.25%, 05/15/09..............  $     96,451
    760,000   Comcast Corp.,
                6.50%, 01/15/15..............       848,655
    230,000   Cox Communications, Inc.,
                3.88%, 10/01/08..............       225,325
     40,000   CSC Holdings, Inc.,
                7.88%, 02/15/18..............        39,600
     20,000   CSC Holdings, Inc.,
                7.63%, 07/15/18..............        19,400
     20,000   DIRECTV Holdings LLC/ DIRECTV
                Financing Company,
                Inc. -- 144A,
                6.38%, 06/15/15..............        20,000
    280,000   Liberty Media Corp.,
                7.88%, 07/15/09..............       299,066
    100,000   Liberty Media Corp.,
                5.70%, 05/15/13..............        93,154
    160,000   News America, Inc.,
                6.20%, 12/15/34..............       168,500
     20,000   Rogers Cable, Inc. (Canada),
                6.75%, 03/15/15..............        20,500
    150,000   Time Warner Entertainment,
                8.38%, 07/15/33..............       199,716
    580,000   Time Warner, Inc.,
                6.88%, 05/01/12..............       655,388
    270,000   Time Warner, Inc.,
                7.70%, 05/01/32..............       342,657
                                               ------------
                                                  3,028,412
                                               ------------
              CHEMICALS -- 0.0%
     40,000   IMC Global, Inc., Series B,
                10.88%, 06/01/08.............        45,200
     20,000   Rhodia SA (France),
                10.25%, 06/01/10.............        21,550
     20,000   Westlake Chemical Corp.,
                8.75%, 07/15/11..............        21,850
                                               ------------
                                                     88,600
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.0%
     65,000   K Hovnanian Enterprises, Inc.,
                6.25%, 01/15/15..............        64,513
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CONSUMER GOODS AND SERVICES -- 0.2%
$   550,000   Altria Group, Inc.,
                7.00%, 11/04/13..............  $    616,492
     10,000   Eastman Kodak Company,
                7.25%, 11/15/13..............        10,563
                                               ------------
                                                    627,055
                                               ------------
              CONTAINERS AND PACKAGING -- 0.0%
     25,000   Crown European Holdings SA
                (France),
                10.88%, 03/01/13.............        29,500
                                               ------------
              ELECTRONICS -- 0.0%
     10,000   Flextronics International, Ltd.
                (Singapore),
                6.25%, 11/15/14..............         9,975
                                               ------------
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 0.1%
    160,000   Waste Management, Inc.,
                6.50%, 11/15/08..............       170,088
    350,000   Waste Management, Inc.,
                6.38%, 11/15/12..............       382,720
                                               ------------
                                                    552,808
                                               ------------
              FINANCIAL SERVICES -- 3.1%
    770,000   Citigroup, Inc.,
                4.13%, 02/22/10..............       768,067
  1,000,000   Countrywide Financial Corp.,
                Series MTNA,
                4.50%, 06/15/10..............       999,860
    300,000   Credit Suisse First Boston USA,
                Inc.,
                4.63%, 01/15/08..............       303,422
    210,000   Ford Motor Credit Company,
                6.63%, 06/16/08..............       207,542
  2,305,000   Ford Motor Credit Company,
                7.38%, 10/28/09..............     2,254,455
    760,000   General Electric Capital Corp.,
                Series MTNA,
                4.25%, 01/15/08..............       763,390
  1,170,000   General Motors Acceptance
                Corp.,
                6.13%, 08/28/07..............     1,158,542
  1,010,000   General Motors Acceptance
                Corp.,
                5.63%, 05/15/09..............       946,659
    200,000   General Motors Acceptance
                Corp., Floating Rate,
                4.10%, 07/16/07(b)...........       193,106
    110,000   General Motors Acceptance
                Corp., Series GM,
                6.31%, 11/30/07..............       106,613
    160,000   General Motors Acceptance
                Corp., Series MTN, Floating
                Rate,
                4.60%, 09/23/08(b)...........       148,049

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$   330,000   Goldman Sachs Group, Inc.,
                4.13%, 01/15/08..............  $    330,007
    200,000   Goldman Sachs Group, Inc.,
                4.50%, 06/15/10..............       200,866
    900,000   Goldman Sachs Group, Inc.,
                Series MTNB, Floating Rate,
                3.15%, 08/01/06(c)...........       900,123
    750,000   HSBC Finance Corp.,
                4.63%, 01/15/08..............       757,985
  1,060,000   JPMorgan Chase & Company,
                5.13%, 09/15/14..............     1,086,307
    380,000   Lehman Brothers Holdings, Inc.,
                4.00%, 01/22/08..............       378,868
    620,000   Morgan Stanley,
                3.63%, 04/01/08..............       610,781
     45,000   REFCO Finance Holdings,
                9.00%, 08/01/12..............        47,925
                                               ------------
                                                 12,162,567
                                               ------------
              FOOD AND BEVERAGE -- 0.2%
    530,000   Anheuser-Busch Companies, Inc.,
                4.95%, 01/15/14..............       551,485
    430,000   Kraft Foods, Inc.,
                5.63%, 11/01/11..............       456,761
                                               ------------
                                                  1,008,246
                                               ------------
              FUNERAL SERVICES -- 0.0%
     35,000   Service Corp. International,
                7.70%, 04/15/09..............        37,625
     10,000   Service Corp. International --
                144A,
                7.00%, 06/15/17..............        10,325
                                               ------------
                                                     47,950
                                               ------------
              INSURANCE -- 0.0%
     80,000   ASIF Global Financing XIX --
                144A,
                4.90%, 01/17/13..............        81,306
                                               ------------
              LEISURE AND RECREATION -- 0.1%
     40,000   Inn of The Mountain Gods,
                12.00%, 11/15/10.............        46,400
     15,000   John Q Hammons Hotels, LP/ John
                Q Hammons Finance Corporation
                III, Series B,
                8.88%, 05/15/12..............        16,425
     10,000   K2, Inc.,
                7.38%, 07/01/14..............        10,575

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
$    40,000   MGM MIRAGE,
                7.25%, 10/15/06..............  $     41,350
     25,000   MGM MIRAGE,
                6.00%, 10/01/09..............        25,250
     50,000   MGM MIRAGE,
                8.50%, 09/15/10..............        55,750
     30,000   MGM MIRAGE -- 144A,
                6.63%, 07/15/15..............        30,488
     15,000   Mohegan Tribal Gaming
                Authority -- 144A,
                6.13%, 02/15/13..............        15,225
                                               ------------
                                                    241,463
                                               ------------
              MANUFACTURING -- 0.3%
    350,000   Tyco International Group SA
                (Luxembourg),
                6.38%, 10/15/11..............       384,907
    710,000   Tyco International Group SA
                (Luxembourg),
                6.00%, 11/15/13..............       773,400
                                               ------------
                                                  1,158,307
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 0.1%
     30,000   Davita, Inc. -- 144A,
                7.25%, 03/15/15..............        30,975
     40,000   HCA, Inc.,
                5.50%, 12/01/09..............        40,318
     40,000   HCA, Inc.,
                7.69%, 06/15/25..............        43,055
    110,000   HCA, Inc.,
                7.50%, 11/06/33..............       118,859
     60,000   Tenet Healthcare Corp.,
                6.38%, 12/01/11..............        57,450
     30,000   Tenet Healthcare Corp.,
                6.50%, 06/01/12..............        28,650
                                               ------------
                                                    319,307
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 0.0%
     10,000   Fresenius Medical Care Capital
                Trust II,
                7.88%, 02/01/08..............        10,475
                                               ------------
              METALS AND MINING -- 0.0%
     20,000   International Steel Group,
                6.50%, 04/15/14..............        19,300
     25,000   TriMas Corp.,
                9.88%, 06/15/12..............        21,125
                                               ------------
                                                     40,425
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL AND GAS: PIPELINES -- 0.2%
$   330,000   El Paso Natural Gas,
                8.38%, 06/15/32..............  $    385,440
    510,000   Williams Companies, Inc.,
                Series A,
                7.50%, 01/15/31..............       554,625
                                               ------------
                                                    940,065
                                               ------------
              OIL, COAL AND GAS -- 0.9%
    330,000   Amerada Hess Corp.,
                7.30%, 08/15/31..............       399,447
    300,000   Anadarko Finance Company,
                Series B (Canada),
                7.50%, 05/01/31..............       379,969
    470,000   Apache Finance Canada (Canada),
                4.38%, 05/15/15..............       469,977
     45,000   Chesapeake Energy Corp.,
                7.75%, 01/15/15..............        48,825
     20,000   Chesapeake Energy
                Corp. -- 144A,
                6.25%, 01/15/18..............        19,800
    460,000   ChevronTexaco Capital Company
                (Canada),
                3.50%, 09/17/07..............       455,781
    690,000   Conoco, Inc.,
                6.95%, 04/15/29..............       869,654
    420,000   Devon Energy Corp.,
                7.95%, 04/15/32..............       554,234
     15,000   KCS Energy, Inc. -- 144A,
                7.13%, 04/01/12..............        15,375
     60,000   Morgan Stanley (Gazprom) --
                144A (Russia),
                9.63%, 03/01/13..............        73,740
     80,000   Western Oil Sands, Inc.
                (Canada),
                8.38%, 05/01/12..............        91,500
    350,000   XTO Energy, Inc.,
                6.25%, 04/15/13..............       379,369
                                               ------------
                                                  3,757,671
                                               ------------
              PAPER AND FOREST PRODUCTS -- 0.2%
     35,000   Abitibi-Consolidated, Inc.
                (Canada),
                8.38%, 04/01/15..............        35,875
    220,000   International Paper Company,
                5.50%, 01/15/14..............       225,027
    630,000   Weyerhaeuser Company,
                6.75%, 03/15/12..............       694,092
                                               ------------
                                                    954,994
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 0.0%
$    15,000   Bio-Rad Laboratories, Inc.,
                7.50%, 08/15/13..............  $     16,125
     45,000   Bio-Rad Laboratories, Inc.,
                6.13%, 12/15/14..............        45,675
     75,000   Elan Finance PLC/Elan Finance
                Corp. -- 144A (Brazil),
                7.75%, 11/15/11(d)...........        64,500
                                               ------------
                                                    126,300
                                               ------------
              PRIVATE ASSET BACKED: MORTGAGE AND HOME
                EQUITY -- 1.6%
  1,340,164   Banc of America Mortgage
                Securities, Series 2005-A,
                Class 2A1, Floating Rate,
                4.49%, 02/25/35(c)...........     1,338,435
    390,000   Countrywide Asset-Backed
                Certificates, Series 2005-4,
                Class AF3,
                4.46%, 05/25/35..............       389,817
    900,000   GMAC Commercial Mortgage
                Securities, Inc., Series
                1999-C2, Class A2,
                6.95%, 09/15/33..............       980,054
  1,412,434   GMAC Mortgage Corp. Loan Trust,
                Series 2005-AR1, Class 3A,
                Floating Rate,
                4.71%, 03/18/35(c)...........     1,416,847
    870,000   LB-UBS Commercial Mortgage
                Trust, Series 2005-C1, Class
                A3,
                4.55%, 02/15/30..............       875,770
  1,300,000   Merrill Lynch Mortgage
                Investors, Inc., Series
                2005-A5, Class A3, 4.44%,
                06/25/35.....................     1,295,176
                                               ------------
                                                  6,296,099
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.0%
     40,000   Ventas Realty LP/Capital
                Corp. -- 144A,
                7.13%, 06/01/15..............        41,800
     50,000   Ventas Realty LP/Capital
                Corp. -- 144A,
                6.75%, 06/01/10..............        52,128
                                               ------------
                                                     93,928
                                               ------------
              RETAIL -- 0.0%
     10,000   JC Penney & Company, Inc.,
                7.40%, 04/01/37..............        10,850
     60,000   Suburban Propane Partners,
                6.88%, 12/15/13..............        57,300
                                               ------------
                                                     68,150
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              RETAIL: SUPERMARKETS -- 0.0%
$   100,000   Delhaize America, Inc.,
                9.00%, 04/15/31..............  $    125,348
                                               ------------
              SEMICONDUCTORS -- 0.0%
     25,000   Freescale Semiconductor, Inc.,
                Floating Rate,
                5.89%, 07/15/09(b)...........        26,094
     40,000   MagnaChip Semiconductor,
                Ltd. -- 144A, Floating Rate,
                6.66%, 12/15/11(b)...........        39,800
                                               ------------
                                                     65,894
                                               ------------
              SPECIAL PURPOSE ENTITY -- 0.1%
    225,000   Irwin Land LLC, Series A-2,
                5.40%, 12/15/47..............       232,432
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.6%
     50,000   Cincinnati Bell, Inc.,
                7.25%, 07/15/13..............        52,750
     25,000   Citizens Communications
                Company,
                6.25%, 01/15/13..............        24,313
    150,000   Deutsche Telekom International
                Finance BV (The Netherlands),
                5.25%, 07/22/13..............       155,989
     15,000   Intelsat Bermuda, Ltd. -- 144A
                (Bermuda),
                8.25%, 01/15/13..............        15,563
     30,000   Intelsat Bermuda, Ltd. -- 144A
                (Bermuda), Floating Rate,
                7.81%, 01/15/12(n)...........        30,675
     60,000   Nextel Communications, Inc.,
                5.95%, 03/15/14..............        62,625
     10,000   Nextel Communications, Inc.,
                7.38%, 08/01/15..............        10,850
    100,000   Qwest Communications
                International, Inc. Floating
                Rate,
                7.27%, 02/15/09(b)...........        98,750
    105,000   Qwest Corp.,
                7.88%, 09/01/11..............       109,988
     50,000   Qwest Corp.,
                8.88%, 03/15/12..............        54,625
     15,000   Rogers Wireless, Inc. (Canada),
                7.50%, 03/15/15(d)...........        16,388
    960,000   Sprint Capital Corp.,
                6.00%, 01/15/07..............       984,112

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$    10,000   Valor Telecommunications
                Enterprises LLC -144A,
                7.75%, 02/15/15..............  $      9,875
    530,000   Verizon Global Funding Corp.,
                7.38%, 09/01/12..............       620,181
                                               ------------
                                                  2,246,684
                                               ------------
              TRANSPORTATION -- 0.1%
     85,000   OMI Corp. (Marshall Islands),
                7.63%, 12/01/13..............        85,106
     80,000   Overseas Shipholding Group,
                7.50%, 02/15/24..............        77,600
    130,000   Union Pacific Corp.,
                5.38%, 05/01/14..............       135,808
                                               ------------
                                                    298,514
                                               ------------
              UTILITIES -- 0.0%
     20,000   National Waterworks, Inc.,
                Series B,
                10.50%, 12/01/12.............        22,600
      5,000   Orion Power Holdings, Inc.,
                12.00%, 05/01/10.............         6,013
                                               ------------
                                                     28,613
                                               ------------
              UTILITIES: ELECTRIC -- 0.8%
    760,000   AES Corp.,
                7.75%, 03/01/14..............       828,400
     90,000   Dominion Resources, Inc.,
                4.75%, 12/15/10..............        90,654
    320,000   Dominion Resources, Inc.,
                5.70%, 09/17/12..............       337,945
    440,000   Duke Energy Corp.,
                5.63%, 11/30/12..............       467,456
    210,000   FirstEnergy Corp., Series B,
                6.45%, 11/15/11..............       229,753
    450,000   FirstEnergy Corp., Series C,
                7.38%, 11/15/31..............       551,845
     50,000   Midwest Generation LLC,
                8.75%, 05/01/34..............        56,250
     45,000   Midwest Generation LLC, Series
                B,
                8.56%, 01/02/16..............        49,641
     10,000   NRG Energy, Inc. -- 144A,
                8.00%, 12/15/13..............        10,600
    140,000   Oncor Electric Delivery
                Company,
                6.38%, 01/15/15..............       155,464
    210,000   Pacific Gas & Electric Company,
                6.05%, 03/01/34..............       232,264

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              UTILITIES: ELECTRIC (CONTINUED)
$    15,000   Reliant Energy, Inc.,
                9.25%, 07/15/10..............  $     16,425
     45,000   Reliant Energy, Inc.,
                6.75%, 12/15/14..............        44,213
     40,000   Texas Genco LLC/Financing --
                144A,
                6.88%, 12/15/14..............        42,300
                                               ------------
                                                  3,113,210
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $41,923,409)...........    42,354,433
                                               ------------
              FOREIGN GOVERNMENT OBLIGATIONS -- 3.9%
    450,000   AID-Israel (Israel),
                5.50%, 04/26/24..............       505,803
    315,000   AID-Israel (Israel),
                5.50%, 09/18/33..............       362,583
    930,000   Australian Government
                (Australia), Series 121,
                5.25%, 08/15/10(r)...........       712,757
  2,100,000   Bundesrepublic Deutschland
                (Germany), Series 03,
                4.25%, 01/04/14(j)...........     2,782,480
    510,000   Federal Republic of Brazil
                (Brazil),
                14.50%, 10/15/09.............       665,550
    517,190   Federal Republic of Brazil
                (Brazil),
                8.00%, 04/15/14..............       533,091
    480,000   Federal Republic of Brazil
                (Brazil),
                10.13%, 05/15/27.............       558,480
    130,000   Federal Republic of Brazil
                (Brazil),
                11.00%, 08/17/40.............       156,553
    156,473   Federal Republic of Brazil
                (Brazil), Series 18YR,
                Floating Rate,
                4.31%, 04/15/12(n)...........       151,388
    338,380   Government of Canada Real
                Return Bonds (Canada),
                4.00%, 12/01/31(s)...........       397,428
  2,040,560   Government of France, Series
                OATi (France),
                3.00%, 07/25/09(j)...........     2,718,857
    400,000   Japan Finance Corp. for
                Municipal Enterprises, Series
                DTC (Japan),
                4.63%, 04/21/15..............       407,743

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              FOREIGN GOVERNMENT OBLIGATIONS (CONTINUED)
$   350,000   Republic of Bulgaria -- 144A
                (Bulgaria),
                8.25%, 01/15/15..............  $    441,438
    110,000   Republic of Colombia
                (Colombia),
                10.50%, 07/09/10.............       131,450
    200,000   Republic of Colombia
                (Colombia),
                11.75%, 02/25/20.............       264,000
     50,000   Republic of Panama (Panama),
                9.63%, 02/08/11..............        60,000
    230,000   Republic of Panama (Panama),
                10.75%, 05/15/20.............       312,800
    150,000   Republic of Peru (Peru),
                8.75%, 11/21/33..............       169,875
    212,500   Republic of Peru, Series 20YR
                (Peru), Variable Rate,
                5.00%, 03/07/17(a)...........       204,149
  1,650,000   Russian Federation (Russia) --
                144A,
                5.00%, 03/31/30..............     1,846,136
    450,000   United Mexican States (Mexico),
                8.38%, 01/14/11..............       524,925
    320,000   United Mexican States (Mexico),
                Series MTN,
                8.30%, 08/15/31..............       399,200
  1,540,000   United Mexican States (Mexico),
                Series MTNA,
                7.50%, 04/08/33..............     1,771,000
                                               ------------
              TOTAL FOREIGN GOVERNMENT
                OBLIGATIONS
                (Cost $15,867,755)...........    16,077,686
                                               ------------
              SECURITIES LENDING COLLATERAL -- 4.6%
 18,961,356   Securities Lending Collateral
                Investment (Note 4)
                (Cost $18,961,356)...........    18,961,356
                                               ------------
              YANKEE CERTIFICATE OF DEPOSIT -- 0.4%
  1,500,000   Treasury Bank, Series CD,
                Variable Rate,
                3.31%, 11/23/05(a) (Cost
                $1,500,000)..................     1,500,000
                                               ------------
              SHORT TERM US GOVERNMENT AGENCY
                SECURITIES -- 0.8%
              FANNIE MAE -- 0.1%
    300,000   3.39%, 12/05/05(f).............       295,565
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              SHORT TERM US GOVERNMENT AGENCY SECURITIES
                (CONTINUED)
              FEDERAL HOME LOAN BANK -- 0.7%
$ 1,500,000   2.97%, 07/01/05................  $  1,500,000
  1,500,000   3.00%, 07/06/05................     1,499,375
                                               ------------
                                                  2,999,375
                                               ------------
              TOTAL SHORT TERM US GOVERNMENT
                AGENCY SECURITIES
                (Cost $3,294,940)............     3,294,940
                                               ------------
              SHORT TERM CORPORATE NOTES -- 0.1%
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
    500,000   BellSouth Corp. -- 144A,
                4.26%, 04/26/06 (Cost
                $501,900)....................       501,900
                                               ------------
              SHORT TERM COMMERCIAL PAPER -- 2.9%
  1,500,000   Abbey National NA LLC,
                2.97%, 07/07/05..............     1,499,258
  1,500,000   BankAmerica Corp.,
                3.36%, 09/30/05..............     1,487,260
  1,500,000   Barclays US Funding LLC,
                3.16%, 08/03/05..............     1,495,662
  1,500,000   Danske Corp.,
                3.06%, 07/05/05..............     1,499,490
  1,500,000   Governor & Company Bank Of
                Ireland (Ireland),
                3.06%, 07/11/05..............     1,498,725
  1,500,000   HBOS Treasury Services PLC
                (United Kingdom),
                3.06%, 07/07/05..............     1,499,235
  1,500,000   Rabobank USA Financial Corp.,
                3.04%, 07/07/05..............     1,499,240
  1,500,000   Toyota Motor Credit Company,
                2.96%, 07/05/05..............     1,499,506
                                               ------------
              TOTAL SHORT TERM COMMERCIAL
                PAPER
                (Cost $11,978,376)...........    11,978,376
                                               ------------
              TOTAL SECURITIES
                (Cost $396,307,117)..........   412,042,714
                                               ------------
              REPURCHASE AGREEMENT -- 9.8%
 39,797,585   With Investors Bank and Trust,
                dated 06/30/05, 2.61%, due
                07/01/05, repurchase proceeds
                at maturity $39,800,470
                (Collateralized by various
                Fannie Mae Adjustable Rate
                Mortgages, 3.38% - 3.81%, due
                01/25/33 - 05/01/34, with a
                total value of $40,219,224
                and Small Business
                Administration, 6.13%, due
                10/25/20 with a value of
                $1,568,241) (Cost
                $39,797,585).................    39,797,585
                                               ------------

                       See notes to financial statements.

                               BALANCED PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 CONTRACTS                                        VALUE
 ---------                                     ------------
              CALL OPTIONS WRITTEN -- (0.0)%
        107   US Treasury Note (10 Year)
                September Future, Expiring
                August 2005 @ 114,
                6.00%, 08/26/05..............  $    (70,219)
         35   US Treasury Note (10 Year)
                September Future, Expiring
                August 2005@ 115,
                6.00%, 08/26/05..............       (11,484)
                                               ------------
              TOTAL CALL OPTIONS WRITTEN
                (Premium $45,009)............       (81,703)
                                               ------------
              PUT OPTIONS WRITTEN -- (0.0)%
         35   US Treasury Note (10 Year)
                September Future, Expiring
                August 2005@ 110,
                6.00%, 08/26/05
                (Premium $9,356).............        (3,281)
                                               ------------
              Total Investments -- 110.7%
                (Cost $436,050,337)..........   451,755,315
              Liabilities less other
                assets -- (10.7)%............   (43,622,848)
                                               ------------
              NET ASSETS -- 100.0%...........  $408,132,467
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2005 is $436,050,337.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $21,536,435
    Gross unrealized depreciation...........   (5,831,457)
                                              -----------
    Net unrealized appreciation.............  $15,704,978
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 96.9%
               ADVERTISING -- 0.5%
   1,070,000   The Interpublic Group of
                 Companies, Inc.*(d).......  $   13,032,600
                                             --------------
               AEROSPACE AND DEFENSE -- 3.4%
     275,000   Goodrich Corp...............      11,264,000
     920,800   The Boeing Company..........      60,772,800
     475,400   United Technologies Corp....      24,411,790
                                             --------------
                                                 96,448,590
                                             --------------
               APPAREL: MANUFACTURING AND RETAIL -- 0.8%
     341,600   Jones Apparel Group, Inc....      10,603,264
     150,000   Liz Claiborne, Inc..........       5,964,000
     118,100   VF Corp.....................       6,757,682
                                             --------------
                                                 23,324,946
                                             --------------
               AUTOMOBILES/MOTOR VEHICLES -- 1.4%
   1,177,400   General Motors Corp.(d).....      40,031,600
                                             --------------
               AUTOMOTIVE EQUIPMENT -- 0.8%
     104,000   BorgWarner, Inc.(d).........       5,581,680
     142,725   Lear Corp.(d)...............       5,192,336
     173,900   Magna International, Inc. --
                 Class A (Canada)..........      12,232,126
                                             --------------
                                                 23,006,142
                                             --------------
               BANKS -- 3.9%
     926,082   Bank of America Corp........      42,238,600
     397,300   National City Corp..........      13,555,876
     255,800   SunTrust Banks, Inc.........      18,478,992
     560,000   Wachovia Corp...............      27,776,000
     132,800   Wells Fargo & Company.......       8,177,824
                                             --------------
                                                110,227,292
                                             --------------
               BROADCAST SERVICES/MEDIA -- 5.1%
     658,280   Clear Channel
                 Communications, Inc.......      20,360,600
   1,002,165   Comcast Corp. -- Class A*...      30,766,466
     645,000   Comcast Corp. -- Special
                 Class A*..................      19,317,750
   3,448,300   Time Warner, Inc.*..........      57,621,093
     434,400   Tribune Company(d)..........      15,282,192
                                             --------------
                                                143,348,101
                                             --------------
               COMPUTER SOFTWARE AND SERVICES -- 2.9%
   1,781,400   Electronic Data Systems
                 Corp......................      34,291,950
     624,105   Ingram Micro, Inc. -- Class
                 A*........................       9,773,484
   1,481,530   Microsoft Corp..............      36,801,206
                                             --------------
                                                 80,866,640
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               COMPUTERS AND OFFICE EQUIPMENT -- 4.2%
   3,388,300   Hewlett-Packard Company.....  $   79,658,933
     543,500   International Business
                 Machines Corp.............      40,327,700
                                             --------------
                                                119,986,633
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 0.6%
     135,000   Martin Marietta Materials,
                 Inc.......................       9,331,200
     130,000   Vulcan Materials Company....       8,448,700
                                             --------------
                                                 17,779,900
                                             --------------
               CONSUMER GOODS AND SERVICES -- 4.4%
     487,000   Altria Group, Inc...........      31,489,420
   1,110,200   General Electric Company....      38,468,430
     434,400   Kimberly-Clark Corp.........      27,189,096
     228,000   Procter & Gamble
                 Company(d)................      12,027,000
     217,000   Unilever NV (The
                 Netherlands)(d)...........      14,068,110
                                             --------------
                                                123,242,056
                                             --------------
               ELECTRONICS -- 3.8%
     285,233   Arrow Electronics, Inc.*....       7,746,928
     422,200   Avnet, Inc.*(d).............       9,512,166
   1,121,400   Flextronics International,
                 Ltd. (Singapore)*(d)......      14,813,694
     100,000   Hubbell, Inc. -- Class
                 B(d)......................       4,410,000
   1,933,577   Sanmina-SCI Corp.*..........      10,576,666
   6,111,075   Solectron Corp.*............      23,160,974
   1,087,500   Sony Corp. (ADR) (Japan)....      37,453,501
                                             --------------
                                                107,673,929
                                             --------------
               FINANCIAL SERVICES -- 10.8%
     606,100   American Express Company....      32,262,703
   1,345,500   Citigroup, Inc..............      62,202,465
     388,200   Fannie Mae..................      22,670,880
     362,900   Freddie Mac.................      23,671,967
     139,000   Goldman Sachs Group, Inc....      14,180,780
   2,061,940   JPMorgan Chase & Company....      72,827,720
     209,800   Lehman Brothers Holdings,
                 Inc.(d)...................      20,828,944
     910,800   Merrill Lynch & Company,
                 Inc.......................      50,103,108
      74,400   Morgan Stanley..............       3,903,768
                                             --------------
                                                302,652,335
                                             --------------
               FOOD AND BEVERAGE -- 2.0%
   1,055,400   Kraft Foods, Inc. -- Class
                 A(d)......................      33,572,274
     255,000   PepsiCo, Inc................      13,752,150
     500,000   Tyson Foods, Inc. -- Class
                 A.........................       8,900,000
                                             --------------
                                                 56,224,424
                                             --------------

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               INSURANCE -- 7.2%
     560,500   American International
                 Group, Inc................  $   32,565,050
     469,100   Chubb Corp..................      40,159,651
     450,200   MetLife, Inc................      20,231,988
      61,566   PartnerRE, Ltd. (Bermuda)...       3,966,082
     708,600   The Allstate Corp...........      42,338,849
     240,000   The Hartford Financial
                 Services Group, Inc.......      17,947,200
     340,438   The St. Paul Travelers
                 Companies, Inc............      13,457,514
     270,300   Torchmark Corp..............      14,109,660
     238,000   XL Capital, Ltd. -- Class A
                 (Cayman Islands)..........      17,711,960
                                             --------------
                                                202,487,954
                                             --------------
               MANUFACTURING  --  3.2%
     204,000   Cooper Industries, Ltd. --
                 Class A (Bermuda).........      13,035,600
     100,000   Eaton Corp..................       5,990,000
     870,900   Honeywell International,
                 Inc.......................      31,901,067
     592,950   Smurfit-Stone Container
                 Corp.*....................       6,030,302
     442,100   Textron, Inc................      33,533,285
                                             --------------
                                                 90,490,254
                                             --------------
               MEDICAL AND OTHER HEALTH SERVICES -- 5.3%
   1,067,650   HCA, Inc....................      60,503,726
   1,323,800   Medco Health Solutions,
                 Inc.*(d)..................      70,637,968
   1,462,000   Tenet Healthcare
                 Corp.*(d).................      17,894,880
                                             --------------
                                                149,036,574
                                             --------------
               OIL, COAL AND GAS -- 9.2%
     624,000   ChevronTexaco Corp..........      34,894,080
   1,694,702   ConocoPhillips..............      97,428,417
   1,234,800   Exxon Mobil Corp............      70,963,956
     300,000   GlobalSantaFe Corp. (Cayman
                 Islands)..................      12,240,000
     195,000   Noble Corp. (Cayman
                 Islands)..................      11,994,450
     424,000   Occidental Petroleum
                 Corp......................      32,618,320
                                             --------------
                                                260,139,223
                                             --------------
               PAPER AND FOREST PRODUCTS -- 0.7%
     146,800   International Paper
                 Company...................       4,434,828
     500,000   MeadWestvaco Corp...........      14,020,000
                                             --------------
                                                 18,454,828
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               PHARMACEUTICALS/RESEARCH AND
                 DEVELOPMENT -- 3.7%
   1,529,500   Millennium Pharmaceuticals,
                 Inc.*.....................  $   14,178,465
   1,143,200   Pfizer, Inc.................      31,529,456
     624,100   Watson Pharmaceuticals,
                 Inc.*.....................      18,448,396
     922,190   Wyeth.......................      41,037,455
                                             --------------
                                                105,193,772
                                             --------------
               PRINTING AND PUBLISHING -- 0.2%
     400,000   The Reader's Digest
                 Association, Inc..........       6,600,000
                                             --------------
               REGISTERED INVESTMENT COMPANIES -- 1.8%
     438,300   SPDR Trust Series 1(d)......      52,210,296
                                             --------------
               RETAIL -- 4.8%
     185,700   Federated Department Stores,
                 Inc.(d)...................      13,608,096
     455,800   May Department Stores
                 Company...................      18,304,928
   1,919,600   Office Depot, Inc.*.........      43,843,664
     224,800   Sears Holdings Corp.*(d)....      33,690,776
     255,000   Target Corp.................      13,874,550
     442,900   Toys "R" Us, Inc.*..........      11,727,992
                                             --------------
                                                135,050,006
                                             --------------
               RETAIL: RESTAURANTS -- 0.5%
     535,000   McDonald's Corp.(d).........      14,846,250
                                             --------------
               RETAIL: SUPERMARKETS -- 1.5%
     819,925   Safeway, Inc.(d)............      18,522,105
     295,700   SUPERVALU, Inc.(d)..........       9,642,777
     779,350   The Kroger Company*.........      14,831,031
                                             --------------
                                                 42,995,913
                                             --------------
               RUBBER PRODUCTS -- 0.1%
     193,100   Cooper Tire & Rubber
                 Company(d)................       3,585,867
                                             --------------
               SEMICONDUCTORS -- 2.3%
   2,464,100   Advanced Micro Devices,
                 Inc.*(d)..................      42,727,494
   1,152,100   Intersil Corp. -- Class A...      21,624,917
                                             --------------
                                                 64,352,411
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 3.4%
   4,518,900   Lucent Technologies,
                 Inc.*.....................      13,149,999
   1,707,566   Nortel Networks Corp.
                 (Canada)*.................       4,456,747
   8,721,700   Qwest Communications
                 International, Inc.*......      32,357,507
     237,800   SBC Communications,
                 Inc.(d)...................       5,647,750

                       See notes to financial statements.

                            VALUE & INCOME PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                 (CONTINUED)
     865,700   Sprint Corp. (FON
                 Group)(d).................  $   21,720,413
     964,950   Tellabs, Inc.*..............       8,395,065
     320,652   Verizon Communications,
                 Inc.......................      11,078,527
                                             --------------
                                                 96,806,008
                                             --------------
               TOYS -- 1.3%
   2,049,200   Mattel, Inc.................      37,500,360
                                             --------------
               TRANSPORTATION -- 3.9%
     419,900   Burlington Northern Santa Fe
                 Corp......................      19,768,892
     600,000   CNF, Inc....................      26,940,000
   1,098,100   CSX Corp....................      46,844,946
     525,300   Norfolk Southern Corp.......      16,263,288
                                             --------------
                                                109,817,126
                                             --------------
               UTILITIES: ELECTRIC -- 3.2%
   1,099,780   American Electric Power
                 Company, Inc.(d)..........      40,548,889
     374,800   Constellation Energy Group,
                 Inc.......................      21,622,212
     225,000   Entergy Corp................      16,998,750
     305,800   Wisconsin Energy Corp.......      11,926,200
                                             --------------
                                                 91,096,051
                                             --------------
               UTILITIES: GAS -- 0.0%
       9,046   Sempra Energy...............         373,690
                                             --------------
               TOTAL COMMON STOCKS (Cost
                 $2,458,496,420)...........   2,738,881,771
                                             --------------
 PRINCIPAL                                       VALUE
 ---------                                   --------------
               SECURITIES LENDING COLLATERAL -- 11.2%
$317,505,927   Securities Lending
                 Collateral Investment
                 (Note 4) (Cost
                 $317,505,927).............  $  317,505,927
                                             --------------
               TOTAL SECURITIES (Cost
                 $2,776,002,347)              3,056,387,698
                                             --------------
               REPURCHASE AGREEMENT -- 3.7%
103,824,722..  With Investors Bank & Trust,
                 dated 06/30/05, 2.61%, due
                 07/01/05, repurchase
                 proceeds at maturity
                 $103,832,249
                 (Collateralized by various
                 Fannie Mae Adjustable Rate
                 Mortgages, 3.65% - 4.83%,
                 due 08/01/33 - 08/01/37
                 with a total value of
                 $94,083,611 and Small
                 Business Administration,
                 5.57%, due 07/25/29, with
                 a value of $14,932,347)
                 (Cost $103,824,722).......     103,824,722
                                             --------------
               Total Investments -- 111.8%
                 (Cost $2,879,827,069).....   3,160,212,420
               Liabilities less other
                 assets -- (11.8)%.........    (334,783,100)
                                             --------------
               NET ASSETS -- 100.0%........  $2,825,429,320
                                             ==============

The aggregate cost of securities for federal income tax purposes at June 30, 2005 is $2,879,827,069.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $360,798,514
    Gross unrealized depreciation..........   (80,413,163)
                                             ------------
    Net unrealized appreciation............  $280,385,351
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                                VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2005

                                  (UNAUDITED)

 SHARES                                           VALUE
 ------                                        -----------
           COMMON STOCKS -- 97.4%
           ADVERTISING -- 0.9%
   7,900   The Interpublic Group of
             Companies, Inc.*................  $    96,222
                                               -----------
           AEROSPACE AND DEFENSE -- 3.5%
   4,000   Lockheed Martin Corp. ............      259,480
   2,600   Raytheon Company..................      101,712
                                               -----------
                                                   361,192
                                               -----------
           BANKS -- 2.9%
   2,200   Bank of America Corp. ............      100,342
   1,700   Comerica, Inc. ...................       98,260
   1,500   KeyCorp...........................       49,725
     800   UnionBanCal Corp. ................       53,536
                                               -----------
                                                   301,863
                                               -----------
           CHEMICALS -- 1.5%
  10,200   The Mosaic Company*...............      158,712
                                               -----------
           COMMERCIAL SERVICES -- 2.4%
  11,100   Cendant Corp. ....................      248,307
                                               -----------
           COMPUTER SOFTWARE AND SERVICES -- 9.2%
  18,600   Computer Associates International,
             Inc. ...........................      511,128
  23,000   Electronic Data Systems Corp. ....      442,750
                                               -----------
                                                   953,878
                                               -----------
           COMPUTERS AND OFFICE EQUIPMENT -- 1.1%
   4,800   Hewlett-Packard Company...........      112,848
                                               -----------
           CONSTRUCTION SERVICES AND SUPPLIES -- 6.0%
   6,800   Centex Corp. .....................      480,556
   1,700   Pulte Homes, Inc. ................      143,225
                                               -----------
                                                   623,781
                                               -----------
           CONSUMER GOODS AND SERVICES -- 7.1%
   6,800   Altria Group, Inc. ...............      439,688
   3,900   Eastman Kodak Company.............      104,715
   5,100   Unilever PLC (ADR) (United
             Kingdom)........................      198,135
                                               -----------
                                                   742,538
                                               -----------
           ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
             SERVICES -- 1.9%
   6,900   Waste Management, Inc. ...........      195,546
                                               -----------
           FINANCIAL SERVICES -- 14.0%
   2,500   CIT Group, Inc. ..................      107,425
   4,800   Freddie Mac.......................      313,104
   6,300   JPMorgan Chase & Company..........      222,516

 SHARES                                           VALUE
 ------                                        -----------
           COMMON STOCKS (CONTINUED)
           FINANCIAL SERVICES (CONTINUED)
  12,600   MBNA Corp. .......................  $   329,616
   5,000   Prudential Financial, Inc. .......      328,300
   3,600   Washington Mutual, Inc. ..........      146,484
                                               -----------
                                                 1,447,445
                                               -----------
           FOOD AND BEVERAGE -- 2.8%
   6,200   Kraft Foods, Inc. -- Class A......      197,222
   4,700   Sara Lee Corp. ...................       93,107
                                               -----------
                                                   290,329
                                               -----------
           INSURANCE -- 13.5%
   3,000   Assurant, Inc. ...................      108,300
   5,000   Conseco, Inc.*....................      109,100
  10,100   MetLife, Inc. ....................      453,894
   4,400   Principal Financial Group,
             Inc. ...........................      184,360
   3,000   The Allstate Corp. ...............      179,250
   1,400   The Hartford Financial Services
             Group, Inc. ....................      104,692
   6,500   The St. Paul Travelers Companies,
             Inc. ...........................      256,945
                                               -----------
                                                 1,396,541
                                               -----------
           LEISURE AND RECREATION -- 2.2%
   5,800   MGM MIRAGE*.......................      229,564
                                               -----------
           MANUFACTURING -- 2.4%
   8,600   Tyco International, Ltd.
             (Bermuda).......................      251,120
                                               -----------
           MEDICAL AND OTHER HEALTH SERVICES -- 2.7%
   2,700   HCA, Inc. ........................      153,009
  10,800   Tenet Healthcare Corp.*...........      132,192
                                               -----------
                                                   285,201
                                               -----------
           METALS AND MINING -- 2.7%
   3,400   Alcan, Inc. (Canada)..............      102,000
   6,900   Alcoa, Inc. ......................      180,297
                                               -----------
                                                   282,297
                                               -----------
           OIL, COAL AND GAS -- 1.1%
   1,800   Petro-Canada (Canada).............      117,252
                                               -----------
           PAPER AND FOREST PRODUCTS -- 2.0%
   2,200   International Paper Company.......       66,462
   2,200   Weyerhaeuser Company..............      140,030
                                               -----------
                                                   206,492
                                               -----------
           PHARMACEUTICALS/RESEARCH AND DEVELOPMENT --1.7%
   5,800   Merck & Company, Inc. ............      178,640
                                               -----------

                       See notes to financial statements.

                                VALUE PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 SHARES                                           VALUE
 ------                                        -----------
           COMMON STOCKS (CONTINUED)
           RETAIL: RESTAURANTS -- 2.0%
   3,400   McDonald's Corp. .................  $    94,350
   2,100   YUM! Brands, Inc. ................      109,368
                                               -----------
                                                   203,718
                                               -----------
           RETAIL: SUPERMARKETS -- 2.0%
   4,900   Albertson's, Inc. ................      101,332
   4,900   Safeway, Inc. ....................      110,691
                                               -----------
                                                   212,023
                                               -----------
           SEMICONDUCTORS -- 2.2%
  10,800   Freescale Semiconductor, Inc. --
             Class A*........................      226,908
                                               -----------
           TELECOMMUNICATIONS EQUIPMENT AND
             SERVICES -- 0.5%
     900   ALLTEL Corp. .....................       56,052
                                               -----------
           TRANSPORTATION -- 3.0%
   7,300   CSX Corp. ........................      311,418
                                               -----------
           UTILITIES: ELECTRIC -- 6.1%
   1,000   Entergy Corp. ....................       75,550
   4,100   FirstEnergy Corp. ................      197,251
   8,700   FPL Group, Inc. ..................      365,922
                                               -----------
                                                   638,723
                                               -----------
           TOTAL COMMON STOCKS (Cost
             $9,768,727).....................   10,128,610
                                               -----------
PRINCIPAL                                          VALUE
---------                                       -----------
            REPURCHASE AGREEMENT -- 2.4%
$248,359    With Investors Bank and Trust,
              dated 06/30/05, 2.61%, due
              07/01/05, repurchase proceeds at
              maturity $248,377
              (Collateralized by Small
              Business Administration, 6.63%,
              due 02/25/10, with a value of
              $260,777) (Cost $248,359).......  $   248,359
                                                -----------
            Total Investments -- 99.8%
              (Cost $10,017,086)..............   10,376,969
            Assets less other
              liabilities -- 0.2%.............       24,172
                                                -----------
            NET ASSETS -- 100.0%..............  $10,401,141
                                                ===========

The aggregate cost of securities for federal income tax purposes at June 30, 2005 is $10,017,086.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation............  $ 493,367
    Gross unrealized depreciation............   (133,484)
                                               ---------
    Net unrealized appreciation..............  $ 359,883
                                               =========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 98.5%
               AEROSPACE AND DEFENSE -- 1.6%
         400   Lockheed Martin Corp. ......  $       25,948
     112,900   Northrop Grumman Corp. .....       6,237,725
      67,100   Raytheon Company............       2,624,952
     136,500   The Boeing Company..........       9,009,000
                                             --------------
                                                 17,897,625
                                             --------------
               AGRICULTURE -- 0.6%
      25,800   Bunge, Ltd. (Bermuda)(d)....       1,635,720
      79,100   Monsanto Company............       4,973,017
                                             --------------
                                                  6,608,737
                                             --------------
               APPAREL: MANUFACTURING AND RETAIL -- 1.3%
      55,600   Abercrombie & Fitch
                 Company -- Class A(d).....       3,819,720
     104,200   American Eagle Outfitters,
                 Inc. .....................       3,193,730
      79,300   Coach, Inc.*................       2,662,101
      30,600   Payless ShoeSource, Inc.*...         587,520
      62,700   Ross Stores, Inc. ..........       1,812,657
      60,000   The Timberland Company --
                 Class A*..................       2,323,200
       3,500   VF Corp. ...................         200,270
                                             --------------
                                                 14,599,198
                                             --------------
               ASSET MANAGEMENT -- 0.3%
      86,100   Brascan Corp. -- Class A
                 (Canada)(d)...............       3,285,576
                                             --------------
               AUTOMOBILE: RETAIL -- 0.1%
      68,300   AutoNation, Inc.*...........       1,401,516
                                             --------------
               AUTOMOBILES/MOTOR VEHICLES -- 0.6%
     511,200   Ford Motor Company..........       5,234,688
      27,400   PACCAR, Inc. ...............       1,863,200
                                             --------------
                                                  7,097,888
                                             --------------
               AUTOMOTIVE EQUIPMENT -- 0.3%
      84,400   Autoliv, Inc. ..............       3,696,720
                                             --------------
               BANKS -- 6.2%
      36,600   Astoria Financial Corp. ....       1,042,002
     175,500   Bank of America Corp. ......       8,004,555
      16,000   Bank of Hawaii Corp. .......         812,000
      65,000   Comerica, Inc. .............       3,757,000
      89,900   Commerce Bancorp, Inc.
                 (New Jersey)(d)...........       2,724,869
      38,400   Downey Financial Corp.(d)...       2,810,880
      58,200   IndyMac Bancorp, Inc. ......       2,370,486
     136,300   KeyCorp.....................       4,518,345

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
      40,000   National City Corp. ........  $    1,364,800
      57,600   PNC Financial Services
                 Group.....................       3,136,896
      85,600   UnionBanCal Corp. ..........       5,728,352
     370,000   US Bancorp..................      10,804,000
     136,400   Wachovia Corp. .............       6,765,440
     219,000   Wells Fargo & Company.......      13,486,020
                                             --------------
                                                 67,325,645
                                             --------------
               BROADCAST SERVICES/MEDIA -- 3.1%
      73,700   Comcast Corp. -- Class A*...       2,262,590
      18,500   Gannett Company, Inc. ......       1,315,905
      13,500   Hearst-Argyle Television,
                 Inc. -- Class A...........         330,750
      28,600   Liberty Global,
                 Inc. -- Class A*..........       1,334,762
     181,400   Liberty Media Corp. -- Class
                 A*........................       1,848,466
      29,600   McGraw-Hill Companies,
                 Inc. .....................       1,309,800
     119,400   News Corp. -- Class A.......       1,931,892
     108,400   The Walt Disney Company.....       2,729,512
     641,300   Time Warner, Inc.*..........      10,716,123
     206,565   Viacom, Inc. -- Class B.....       6,614,211
      93,100   XM Satellite Radio Holdings,
                 Inc. -- Class A*(d).......       3,133,746
                                             --------------
                                                 33,527,757
                                             --------------
               BUSINESS SERVICES AND SUPPLIES -- 0.8%
      10,800   Alliance Data Systems
                 Corp.*(d).................         438,048
      16,000   Dun & Bradstreet Corp.*.....         986,400
      42,200   Fair Isaac Corp. ...........       1,540,300
     104,300   GTECH Holdings Corp. .......       3,049,732
      56,700   Moody's Corp.(d)............       2,549,232
                                             --------------
                                                  8,563,712
                                             --------------
               CHEMICALS -- 1.6%
     169,800   Agrium, Inc.(Canada)(d).....       3,329,778
      37,200   Eastman Chemical
                 Company(d)................       2,051,580
      88,500   EI du Pont de Nemours and
                 Company...................       3,806,385
      64,100   Methanex Corp.
                 (Canada)(d)...............       1,055,727
       9,100   PPG Industries, Inc. .......         571,116
     139,900   The Dow Chemical Company....       6,229,747
                                             --------------
                                                 17,044,333
                                             --------------
               COMMERCIAL SERVICES -- 0.3%
     132,000   Cendant Corp. ..............       2,952,840
                                             --------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               COMPUTER SOFTWARE AND SERVICES -- 4.7%
      25,466   Activision, Inc.*...........  $      420,698
      65,000   Autodesk, Inc. .............       2,234,050
      76,900   Automatic Data Processing,
                 Inc. .....................       3,227,493
      65,700   BMC Software, Inc.*.........       1,179,315
      55,000   Cadence Design Systems,
                 Inc.*.....................         751,300
         160   Computer Associates
                 International, Inc. ......           4,397
      53,000   Computer Sciences Corp.*....       2,316,100
      68,700   Electronic Arts, Inc.*(d)...       3,889,107
     175,700   Ingram Micro, Inc. -- Class
                 A*........................       2,751,462
   1,198,800   Microsoft Corp. ............      29,778,192
     185,100   NVIDIA Corp.*...............       4,945,872
                                             --------------
                                                 51,497,986
                                             --------------
               COMPUTERS AND OFFICE EQUIPMENT -- 2.2%
      56,300   Apple Computer, Inc.*.......       2,072,403
      98,000   Dell, Inc.*.................       3,871,980
     426,900   Hewlett-Packard Company.....      10,036,419
      49,200   HNI Corp. ..................       2,516,580
      24,000   International Business
                 Machines Corp. ...........       1,780,800
     122,700   SanDisk Corp.*..............       2,911,671
      28,200   Seagate Technology
                 (Cayman Islands)*.........         494,910
                                             --------------
                                                 23,684,763
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 1.3%
       5,000   DR Horton, Inc. ............         188,050
       4,100   Hovnanian Enterprises,
                 Inc. -- Class A*..........         267,320
      45,100   KB Home(d)..................       3,437,973
      50,960   MDC Holdings, Inc. .........       4,191,460
      42,700   Standard Pacific Corp. .....       3,755,465
      18,900   Toll Brothers, Inc.*(d).....       1,919,295
                                             --------------
                                                 13,759,563
                                             --------------
               CONSUMER GOODS AND SERVICES -- 7.0%
     130,800   Altria Group, Inc. .........       8,457,528
      27,500   American Greetings Corp. --
                 Class A...................         728,750
      33,900   Clorox Company..............       1,888,908
      76,200   Colgate-Palmolive Company...       3,803,142
      13,300   Eastman Kodak Company(d)....         357,105
      58,300   Energizer Holdings, Inc.*...       3,624,511
      30,200   FedEx Corp. ................       2,446,502

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               CONSUMER GOODS AND SERVICES (CONTINUED)
     908,900   General Electric Company....  $   31,493,385
      32,400   Gillette Company............       1,640,412
     288,900   Procter & Gamble
                 Company(d)................      15,239,475
      28,600   Reynolds American,
                 Inc.(d)...................       2,253,680
      26,300   The Black & Decker Corp. ...       2,363,055
       6,100   United Parcel Service,
                 Inc. -- Class B...........         421,876
      35,400   UST, Inc. ..................       1,616,364
                                             --------------
                                                 76,334,693
                                             --------------
               CONTAINERS AND PACKAGING -- 0.0%
      13,600   Owens-Illinois, Inc.*.......         340,680
                                             --------------
               DISTRIBUTION -- 0.0%
       9,600   Tech Data Corp.*............         351,456
                                             --------------
               ELECTRONICS -- 0.4%
      64,700   Arrow Electronics, Inc.*....       1,757,252
      18,300   Emerson Electric Company....       1,146,129
      11,900   Harman International
                 Industries,
                 Inc. .....................         968,184
                                             --------------
                                                  3,871,565
                                             --------------
               FINANCIAL SERVICES -- 9.2%
      23,400   AG Edwards, Inc. ...........       1,056,510
     127,700   American Express Company....       6,797,471
      84,300   AmeriCredit Corp.*..........       2,149,650
     130,600   Capital One Financial
                 Corp. ....................      10,449,306
      60,600   CIT Group, Inc. ............       2,603,982
     570,300   Citigroup, Inc. ............      26,364,969
     140,800   Countrywide Financial
                 Corp. ....................       5,436,288
      28,900   E*TRADE Financial Corp.*....         404,311
      20,800   Goldman Sachs Group,
                 Inc. .....................       2,122,016
      28,600   H&R Block, Inc. ............       1,668,810
     137,400   JPMorgan Chase & Company....       4,852,968
      62,600   Lehman Brothers Holdings,
                 Inc.(d)...................       6,214,928
     171,200   Merrill Lynch & Company,
                 Inc. .....................       9,417,712
      27,100   Morgan Stanley..............       1,421,937
      87,500   Providian Financial
                 Corp.*....................       1,542,625
      49,800   Prudential Financial,
                 Inc. .....................       3,269,868
      51,700   The Bear Stearns Companies,
                 Inc. .....................       5,373,698
     223,300   Washington Mutual,
                 Inc.(d)...................       9,086,077
                                             --------------
                                                100,233,126
                                             --------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               FOOD AND BEVERAGE -- 2.6%
     121,900   Archer-Daniels-Midland
                 Company...................  $    2,606,222
     114,600   Coca-Cola Company...........       4,784,550
      67,800   Dean Foods Company*.........       2,389,272
       8,800   Hershey Foods Corp.(d)......         546,480
      15,900   PepsiAmericas, Inc. ........         407,994
     156,200   PepsiCo, Inc. ..............       8,423,866
      53,900   Pilgrim's Pride Corp.(d)....       1,839,607
     104,500   Sysco Corp. ................       3,781,855
      63,800   The Pepsi Bottling Group,
                 Inc. .....................       1,825,318
      13,560   TreeHouse Foods, Inc.*......         386,596
     108,900   Tyson Foods, Inc. -- Class
                 A.........................       1,938,420
                                             --------------
                                                 28,930,180
                                             --------------
               INSURANCE -- 5.6%
      92,300   Aetna, Inc. ................       7,644,286
       4,800   Ambac Financial Group,
                 Inc. .....................         334,848
     124,800   American International
                 Group, Inc. ..............       7,250,880
      14,800   CIGNA Corp. ................       1,584,044
       9,345   Cincinnati Financial
                 Corp. ....................         369,688
      69,800   Endurance Specialty
                 Holdings, Ltd.
                 (Bermuda).................       2,639,836
      70,000   First American Corp. .......       2,809,800
      19,200   Genworth Financial, Inc. --
                 Class A...................         580,416
      28,200   Humana, Inc.*(d)............       1,120,668
       5,400   IPC Holdings, Ltd.
                 (Bermuda).................         213,948
      69,300   Loews Corp. ................       5,370,750
      42,000   MBIA, Inc. .................       2,491,020
      62,600   MetLife, Inc. ..............       2,813,244
      11,900   Nationwide Financial
                 Services,
                 Inc. -- Class A...........         451,486
     104,800   Principal Financial Group,
                 Inc. .....................       4,391,120
      63,400   Radian Group, Inc. .........       2,993,748
      70,400   SAFECO Corp. ...............       3,825,536
     127,700   The Allstate Corp. .........       7,630,075
      77,200   The PMI Group, Inc. ........       3,009,256
      33,900   The Progressive Corp. ......       3,349,659
                                             --------------
                                                 60,874,308
                                             --------------
               INTERNET SERVICES -- 3.6%
      62,100   CheckFree Corp.*(d).........       2,115,126
     493,200   Cisco Systems, Inc.*........       9,425,052
      32,550   Google, Inc. -- Class
                 A*(d).....................       9,574,583

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               INTERNET SERVICES (CONTINUED)
     214,100   Juniper Networks, Inc.*.....  $    5,391,038
      37,500   Symantec Corp.*.............         815,250
     134,800   VeriSign, Inc.*.............       3,876,848
     241,700   YAHOO!, Inc.*...............       8,374,905
                                             --------------
                                                 39,572,802
                                             --------------
               LEISURE AND RECREATION -- 1.7%
      44,100   Carnival Corp.
                 (Panama)(d)...............       2,405,655
      85,400   Hilton Hotels Corp. ........       2,036,790
      71,100   Marriott International,
                 Inc. -- Class A...........       4,850,442
      19,200   MGM MIRAGE*.................         759,936
      38,200   Royal Caribbean Cruises,
                 Ltd. (Liberia)............       1,847,352
     106,500   Starwood Hotels & Resorts
                 Worldwide, Inc. ..........       6,237,705
                                             --------------
                                                 18,137,880
                                             --------------
               MACHINERY -- 1.0%
      44,200   Caterpillar, Inc. ..........       4,212,702
      20,800   Cummins, Inc.(d)............       1,551,888
      24,400   Graco, Inc. ................         831,308
      14,500   Rockwell Automation,
                 Inc. .....................         706,295
      20,800   Terex Corp.*................         819,520
     116,500   The Timken Company..........       2,691,150
                                             --------------
                                                 10,812,863
                                             --------------
               MANUFACTURING -- 0.8%
      40,000   3M Company..................       2,892,000
      19,300   Harsco Corp. ...............       1,052,815
     102,300   Honeywell International,
                 Inc. .....................       3,747,249
       5,300   Illinois Tool Works,
                 Inc. .....................         422,304
       9,000   ITT Industries, Inc. .......         878,670
                                             --------------
                                                  8,993,038
                                             --------------
               MEDICAL AND OTHER HEALTH SERVICES -- 1.5%
      57,900   DaVita, Inc.*...............       2,633,292
      26,800   HCA, Inc. ..................       1,518,756
      15,400   IMS Health, Inc. ...........         381,458
      29,600   McKesson Corp. .............       1,325,784
      56,900   Medco Health Solutions,
                 Inc.*.....................       3,036,184
      69,200   UnitedHealth Group, Inc. ...       3,608,088
      57,400   WellPoint, Inc.*............       3,997,336
                                             --------------
                                                 16,500,898
                                             --------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MEDICAL EQUIPMENT AND SUPPLIES -- 4.4%
      27,400   Allergan, Inc.(d)...........  $    2,335,576
      40,700   Baxter International,
                 Inc. .....................       1,509,970
      31,100   Becton, Dickinson and
                 Company...................       1,631,817
      48,000   Dade Behring Holdings,
                 Inc. .....................       3,120,480
      10,800   Guidant Corp. ..............         726,840
     323,600   Johnson & Johnson...........      21,034,000
      69,100   Kinetic Concepts, Inc.*.....       4,146,000
      90,500   Medtronic, Inc. ............       4,686,995
      66,200   St. Jude Medical, Inc.*.....       2,886,982
      51,900   Stryker Corp. ..............       2,468,364
      40,500   Zimmer Holdings, Inc.*......       3,084,885
                                             --------------
                                                 47,631,909
                                             --------------
               METALS AND MINING -- 0.7%
       7,600   Newmont Mining Corp. .......         296,628
     102,700   Nucor Corp.(d)..............       4,685,174
      10,100   Southern Peru Copper
                 Corp. ....................         432,684
      35,000   Steel Dynamics, Inc. .......         918,750
      40,800   United States Steel
                 Corp.(d)..................       1,402,296
                                             --------------
                                                  7,735,532
                                             --------------
               OIL, COAL AND GAS -- 8.6%
      87,400   Anadarko Petroleum
                 Corp.(d)..................       7,179,910
      37,600   Apache Corp. ...............       2,428,960
      51,900   Burlington Resources,
                 Inc. .....................       2,866,956
     234,500   ChevronTexaco Corp.(d)......      13,113,240
     194,000   ConocoPhillips..............      11,153,060
      11,800   Devon Energy Corp. .........         598,024
      95,900   EOG Resources, Inc. ........       5,447,120
     489,300   Exxon Mobil Corp. ..........      28,120,071
      71,000   Newfield Exploration
                 Company*..................       2,832,190
      40,000   Occidental Petroleum
                 Corp. ....................       3,077,200
      75,000   PetroKazakhstan, Inc.
                 Class A (Canada)..........       2,743,500
      12,900   Questar Corp. ..............         850,110
       5,300   Schlumberger, Ltd.
               (Netherland Antilles).......         402,482
      56,800   Sunoco, Inc. ...............       6,457,024
      21,600   Transocean, Inc. (Cayman
                 Islands)*.................       1,165,752
      94,000   UGI Corp. ..................       2,622,600
      19,700   Unit Corp.*.................         866,997
      26,600   Valero Energy Corp.(d)......       2,104,326
                                             --------------
                                                 94,029,522
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               PAPER AND FOREST PRODUCTS -- 0.0%
      10,300   Georgia-Pacific Corp. ......  $      327,540
                                             --------------
               PHARMACEUTICALS/RESEARCH AND
                 DEVELOPMENT -- 6.7%
       9,800   Abbott Laboratories.........         480,298
      12,100   AmerisourceBergen Corp. ....         836,715
     223,300   Amgen, Inc.*................      13,500,718
      41,000   Bristol-Myers Squibb
                 Company...................       1,024,180
      27,700   Cardinal Health, Inc. ......       1,594,966
     164,900   Caremark Rx, Inc.*..........       7,341,348
      66,600   Eli Lilly and Company.......       3,710,286
      42,600   Genentech, Inc.*............       3,419,928
      17,900   Genzyme Corp.*..............       1,075,611
      12,500   ImClone Systems, Inc.*(d)...         387,125
      28,700   King Pharmaceuticals,
                 Inc.*.....................         299,054
     117,400   Merck & Company, Inc. ......       3,615,920
      36,800   Novartis AG (ADR)
                 (Switzerland).............       1,745,792
     987,200   Pfizer, Inc. ...............      27,226,976
     200,900   Schering-Plough Corp.(d)....       3,829,154
      76,300   Wyeth.......................       3,395,350
                                             --------------
                                                 73,483,421
                                             --------------
               REAL ESTATE DEVELOPMENT AND SERVICES -- 0.3%
      70,300   CB Richard Ellis Group,
                 Inc. -- Class A*..........       3,083,358
                                             --------------
               REAL ESTATE INVESTMENT TRUSTS -- 0.2%
      71,700   Equity Office Properties
                 Trust.....................       2,373,270
                                             --------------
               RETAIL -- 4.4%
      44,400   7-Eleven, Inc.*.............       1,342,656
      53,300   Bed Bath & Beyond, Inc.*....       2,226,874
     212,103   Circuit City Stores,
                 Inc. .....................       3,667,261
      24,500   Costco Wholesale Corp. .....       1,098,090
     154,600   CVS Corp. ..................       4,494,222
      44,500   Dillard's, Inc. -- Class
                 A.........................       1,042,190
      58,100   Federated Department Stores,
                 Inc.(d)...................       4,257,568
     283,900   Home Depot, Inc. ...........      11,043,710
      73,900   JC Penney Company, Inc.
                 (Holding Company).........       3,885,662
      68,200   Kohl's Corp.*...............       3,813,062
      82,000   Office Depot, Inc.*.........       1,872,880
      61,500   PETsMART, Inc. .............       1,866,525
      10,300   Target Corp.(d).............         560,423
      70,400   Wal-Mart Stores, Inc. ......       3,393,280

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               RETAIL (CONTINUED)
      89,500   Walgreen Company............  $    4,116,105
                                             --------------
                                                 48,680,508
                                             --------------
               RETAIL: RESTAURANTS -- 1.0%
      36,800   Brinker International,
                 Inc.*.....................       1,473,840
      96,400   Darden Restaurants, Inc. ...       3,179,272
      15,100   McDonald's Corp. ...........         419,025
      18,700   Starbucks Corp.*............         966,042
      74,600   Wendy's International,
                 Inc. .....................       3,554,690
      29,700   YUM! Brands, Inc. ..........       1,546,776
                                             --------------
                                                 11,139,645
                                             --------------
               RETAIL: SUPERMARKETS -- 0.7%
     108,700   SUPERVALU, Inc.(d)..........       3,544,707
     194,600   The Kroger Company*.........       3,703,238
                                             --------------
                                                  7,247,945
                                             --------------
               SEMICONDUCTORS -- 4.3%
     120,700   Advanced Micro Devices,
                 Inc.*.....................       2,092,938
     175,500   Altera Corp.*...............       3,478,410
     192,000   Applied Materials, Inc. ....       3,106,560
     124,000   Broadcom Corp. -- Class
                 A*........................       4,403,240
      59,999   Freescale Semiconductor,
                 Inc. -- Class B*..........       1,270,779
     330,400   Intel Corp. ................       8,610,224
      84,700   Maxim Integrated Products,
                 Inc. .....................       3,236,387
     183,000   Micron Technology, Inc.*....       1,868,430
     271,500   National Semiconductor
                 Corp. ....................       5,981,145
     230,900   PMC-Sierra, Inc.*(d)........       2,154,297
     382,300   Texas Instruments, Inc. ....      10,731,161
                                             --------------
                                                 46,933,571
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 4.7%
      10,700   ALLTEL Corp.(d).............         666,396
      70,800   BCE, Inc. (Canada)..........       1,676,544
      44,800   BellSouth Corp.(d)..........       1,190,336
     157,600   CenturyTel, Inc. ...........       5,457,688
     678,700   Motorola, Inc. .............      12,393,062
      56,400   Nextel Communications,
                 Inc. -- Class A*..........       1,822,284
     295,200   QUALCOMM, Inc. .............       9,744,552

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES (CONTINUED)
      49,600   SBC Communications, Inc. ...  $    1,178,000
      94,200   Sprint Corp. (FON
                 Group)(d).................       2,363,478
      11,100   Telephone and Data Systems,
                 Inc. .....................         452,991
      11,100   Telephone and Data Systems,
                 Inc. -- Special Common
                 Shares....................         425,574
     419,800   Verizon Communications,
                 Inc.(d)...................      14,504,090
                                             --------------
                                                 51,874,995
                                             --------------
               TRANSPORTATION -- 1.0%
      52,500   Burlington Northern Santa Fe
                 Corp. ....................       2,471,700
       8,500   CSX Corp. ..................         362,610
     105,200   JB Hunt Transport Services,
                 Inc.(d)...................       2,030,360
      54,200   Norfolk Southern Corp. .....       1,678,032
      77,300   Ryder System, Inc. .........       2,829,180
      41,900   Teekay Shipping Corp.
                 (Marshall Islands)(d).....       1,839,410
                                             --------------
                                                 11,211,292
                                             --------------
               UTILITIES: ELECTRIC -- 3.0%
      74,000   Constellation Energy Group,
                 Inc. .....................       4,269,060
     190,100   Edison International........       7,708,555
      16,200   Entergy Corp. ..............       1,223,910
      58,900   Exelon Corp. ...............       3,023,337
      67,000   FirstEnergy Corp. ..........       3,223,370
      84,300   NRG Energy, Inc.*...........       3,169,680
      74,700   Pepco Holdings, Inc. .......       1,788,318
      68,800   PG&E Corp. .................       2,582,752
       1,200   SCANA Corp. ................          51,252
      67,800   TXU Corp. ..................       5,633,502
      15,000   Wisconsin Energy Corp. .....         585,000
                                             --------------
                                                 33,258,736
                                             --------------
               UTILITIES: GAS -- 0.1%
      34,800   Sempra Energy...............       1,437,588
                                             --------------
               TOTAL COMMON STOCKS (Cost
                 $994,533,222).............   1,078,346,180
                                             --------------

                       See notes to financial statements.

                           GROWTH & INCOME PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               SECURITIES LENDING COLLATERAL -- 11.5%
$125,968,925   Securities Lending
                 Collateral Investment
                 (Note 4) (Cost
                 $125,968,925).............  $  125,968,925
                                             --------------
               TOTAL SECURITIES (Cost
                 $1,120,502,147)...........   1,204,315,105
                                             --------------
               REPURCHASE AGREEMENT -- 1.7%
  18,393,194   With Investors Bank and
                 Trust, dated 06/30/05,
                 2.61%, due 07/01/05,
                 repurchase proceeds at
                 maturity $18,394,528
                 (Collateralized by Fannie
                 Mae Adjustable Rate
                 Mortgage, 5.58%, due
                 12/01/31, with a value of
                 $3,191,761, Freddie Mac,
                 3.72%, due 02/15/33, with
                 a value of $11,205,341 and
                 Small Business
                 Administration, 6.63%, due
                 03/25/15, with a value of
                 $4,915,752) (Cost
                 $18,393,194)..............      18,393,194
                                             --------------
               Total Investments -- 111.7%
                 (Cost $1,138,895,341).....   1,222,708,299
               Liabilities less other
                 assets -- (11.7)%.........    (128,491,948)
                                             --------------
               NET ASSETS -- 100.0%........  $1,094,216,351
                                             ==============

The aggregate cost of securities for federal income tax purposes at June 30, 2005 is $1,138,895,341.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $113,353,113
    Gross unrealized depreciation..........   (29,540,155)
                                             ------------
    Net unrealized appreciation............  $ 83,812,958
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 97.2%
               AEROSPACE AND DEFENSE -- 1.6%
     161,122   General Dynamics Corp. .....  $   17,649,304
     309,000   The Boeing Company..........      20,394,000
                                             --------------
                                                 38,043,304
                                             --------------
               AGRICULTURE -- 0.4%
     150,100   Monsanto Company............       9,436,787
                                             --------------
               APPAREL: MANUFACTURING AND RETAIL -- 0.9%
     160,844   Nike, Inc. -- Class B.......      13,929,090
     253,600   Ross Stores, Inc. ..........       7,331,576
                                             --------------
                                                 21,260,666
                                             --------------
               BANKS -- 1.5%
     367,400   Commerce Bancorp, Inc. (New
                 Jersey)(d)................      11,135,894
     305,324   UBS AG (Switzerland)........      23,769,473
                                             --------------
                                                 34,905,367
                                             --------------
               BROADCAST SERVICES/MEDIA -- 1.7%
     489,900   News Corp. -- Class A.......       7,926,582
   1,144,800   Time Warner, Inc.*..........      19,129,608
     372,300   XM Satellite Radio Holdings,
                 Inc. -- Class A*(d).......      12,531,618
                                             --------------
                                                 39,587,808
                                             --------------
               CHEMICALS -- 1.1%
     354,300   EI du Pont de Nemours and
                 Company...................      15,238,443
     245,300   The Dow Chemical Company....      10,923,209
                                             --------------
                                                 26,161,652
                                             --------------
               COMPUTER SOFTWARE AND SERVICES -- 5.4%
     307,500   Automatic Data Processing,
                 Inc. .....................      12,905,775
     282,100   Electronic Arts, Inc.*(d)...      15,969,681
   3,037,270   Microsoft Corp. ............      75,445,787
     740,600   NVIDIA Corp.*...............      19,788,832
                                             --------------
                                                124,110,075
                                             --------------
               COMPUTERS AND OFFICE EQUIPMENT -- 0.5%
     491,900   SanDisk Corp.*..............      11,672,787
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 0.5%
     186,627   Lennar Corp. -- Class A.....      11,841,483
                                             --------------
               CONSUMER GOODS AND SERVICES -- 11.7%
     304,600   Colgate-Palmolive Company...      15,202,586
     424,720   FedEx Corp. ................      34,406,567

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               CONSUMER GOODS AND SERVICES (CONTINUED)
   3,847,702   General Electric Company....  $  133,322,875
   1,608,912   Procter & Gamble Company....      84,870,108
                                             --------------
                                                267,802,136
                                             --------------
               ELECTRONICS -- 0.3%
     259,400   Arrow Electronics, Inc.*....       7,045,304
                                             --------------
               FINANCIAL SERVICES -- 9.1%
     510,600   American Express Company....      27,179,238
     522,300   Capital One Financial
                 Corp. ....................      41,789,223
      87,070   Chicago Mercantile Exchange
                 Holdings, Inc. ...........      25,729,185
     886,893   Countrywide Financial
                 Corp. ....................      34,242,939
     399,170   Goldman Sachs Group,
                 Inc. .....................      40,723,323
     766,255   SLM Corp. ..................      38,925,754
                                             --------------
                                                208,589,662
                                             --------------
               FOOD AND BEVERAGE -- 2.6%
     354,600   Coca-Cola Company...........      14,804,550
     570,284   PepsiCo, Inc. ..............      30,755,416
     428,800   Sysco Corp. ................      15,518,272
                                             --------------
                                                 61,078,238
                                             --------------
               INSURANCE -- 0.8%
     323,600   American International
                 Group, Inc. ..............      18,801,160
                                             --------------
               INTERNET SERVICES -- 6.8%
     251,100   CheckFree Corp.*(d).........       8,552,466
   1,321,540   Cisco Systems, Inc.*........      25,254,629
     202,796   Google, Inc. -- Class
                 A*(d).....................      59,652,444
     856,300   Juniper Networks, Inc.*.....      21,561,634
     553,600   VeriSign, Inc.*(d)..........      15,921,536
     788,800   YAHOO!, Inc.*...............      27,331,920
                                             --------------
                                                158,274,629
                                             --------------
               LEISURE AND RECREATION -- 5.8%
     404,234   Carnival Corp. (Panama).....      22,050,965
     142,558   Four Seasons Hotels, Inc.
                 (Canada)(d)...............       9,423,084
     341,400   Hilton Hotels Corp. ........       8,142,390
     291,600   Marriott International,
                 Inc. -- Class A...........      19,892,952
     538,062   MGM MIRAGE*(d)..............      21,296,494
     155,660   Royal Caribbean Cruises,
                 Ltd. (Liberia)............       7,527,718

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               LEISURE AND RECREATION (CONTINUED)
     436,200   Starwood Hotels & Resorts
                 Worldwide, Inc. ..........  $   25,548,233
     416,544   Wynn Resorts, Ltd.*(d)......      19,690,035
                                             --------------
                                                133,571,871
                                             --------------
               MACHINERY -- 1.9%
     470,040   Caterpillar, Inc. ..........      44,799,512
                                             --------------
               MANUFACTURING -- 0.6%
     409,000   Honeywell International,
                 Inc. .....................      14,981,670
                                             --------------
               MEDICAL AND OTHER HEALTH SERVICES -- 6.1%
     237,400   DaVita, Inc.*...............      10,796,952
     232,630   Medco Health Solutions,
                 Inc.*.....................      12,413,137
   1,944,788   UnitedHealth Group, Inc. ...     101,401,246
     229,600   WellPoint, Inc.*............      15,989,344
                                             --------------
                                                140,600,679
                                             --------------
               MEDICAL EQUIPMENT AND SUPPLIES -- 8.1%
   1,203,024   Johnson & Johnson...........      78,196,560
     256,800   Kinetic Concepts, Inc.*.....      15,408,000
     329,300   Medtronic, Inc. ............      17,054,447
     216,900   St Jude Medical, Inc.*......       9,459,009
     207,500   Stryker Corp. ..............       9,868,700
     747,770   Zimmer Holdings, Inc.*......      56,957,641
                                             --------------
                                                186,944,357
                                             --------------
               OIL, COAL AND GAS -- 1.2%
     279,600   EOG Resources, Inc.(d)......      15,881,280
     286,180   Newfield Exploration
                 Company*..................      11,415,720
                                             --------------
                                                 27,297,000
                                             --------------
               PHARMACEUTICALS/RESEARCH AND
                 DEVELOPMENT -- 8.6%
     492,069   Amgen, Inc.*................      29,750,492
     547,400   Caremark Rx, Inc.*..........      24,370,248
     968,478   Genentech, Inc.*............      77,749,414
     147,100   Novartis AG (ADR)
                 (Switzerland).............       6,978,424
   1,032,876   Pfizer, Inc. ...............      28,486,720
     803,400   Schering-Plough Corp.(d)....      15,312,804
     308,300   Wyeth.......................      13,719,350
                                             --------------
                                                196,367,452
                                             --------------
               RETAIL -- 7.8%
     217,560   Bed Bath & Beyond, Inc.*....       9,089,657

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               RETAIL (CONTINUED)
     579,500   Circuit City Stores,
                 Inc. .....................  $   10,019,555
     633,000   CVS Corp. ..................      18,401,310
     918,200   Home Depot, Inc. ...........      35,717,980
     303,000   JC Penney Company, Inc.
                 (Holding Company).........      15,931,740
     276,000   Kohl's Corp.*...............      15,431,160
     812,059   Lowe's Companies, Inc.(d)...      47,278,075
     329,900   Office Depot, Inc.*.........       7,534,916
     248,600   PETsMART, Inc.(d)...........       7,545,010
     318,400   Walgreen Company............      14,643,216
                                             --------------
                                                181,592,619
                                             --------------
               RETAIL: RESTAURANTS -- 0.9%
     404,313   Starbucks Corp.*............      20,886,810
                                             --------------
               SEMICONDUCTORS -- 5.7%
     701,900   Altera Corp.*...............      13,911,658
     784,200   Applied Materials, Inc. ....      12,688,356
     499,000   Broadcom Corp. -- Class
                 A*........................      17,719,490
     333,400   Maxim Integrated Products,
                 Inc. .....................      12,739,214
   1,085,900   National Semiconductor
                 Corp. ....................      23,922,377
     947,100   PMC-Sierra, Inc.*(d)........       8,836,443
   1,528,800   Texas Instruments, Inc. ....      42,913,416
                                             --------------
                                                132,730,954
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 4.3%
   2,289,500   Motorola, Inc. .............      41,806,270
   1,742,891   QUALCOMM, Inc. .............      57,532,832
                                             --------------
                                                 99,339,102
                                             --------------
               UTILITIES: ELECTRIC -- 1.3%
     368,225   TXU Corp. ..................      30,595,815
                                             --------------
               TOTAL COMMON STOCKS
                 (Cost $1,992,858,175).....   2,248,318,899
                                             --------------
 PRINCIPAL
 ---------
               SECURITIES LENDING COLLATERAL -- 9.6%
$221,128,061   Securities Lending
                 Collateral Investment
                 (Note 4)
                 (Cost $221,128,061).......     221,128,061
                                             --------------
               TOTAL SECURITIES (Cost
                 $2,213,986,236)...........   2,469,446,960
                                             --------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               REPURCHASE AGREEMENT -- 2.9%
$ 67,126,917   With Investors Bank and
                 Trust, dated 06/30/05,
                 2.61%, due 07/01/05,
                 repurchase proceeds at
                 maturity $67,131,784
                 (Collateralized by various
                 Fannie Maes, 3.81% -
                  3.86%, due 01/25/33 -
                  03/25/33, with a total
                 value of $42,000,000 and
                 various Small Business
                 Administrations, 4.63% -
                  6.38%, due 06/25/15 -
                  05/25/30, with a total
                 value of $28,483,263)
                 (Cost $67,126,917)........  $   67,126,917
                                             --------------
               Total Investments -- 109.7%
                 (Cost $2,281,113,153).....   2,536,573,877
               Liabilities less other
                 assets -- (9.7)%..........    (223,251,539)
                                             --------------
               NET ASSETS -- 100.0%........  $2,313,322,338
                                             ==============

The aggregate cost of securities for federal income tax purposes at June 30, 2005 is $2,281,113,153.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $297,140,309
    Gross unrealized depreciation..........   (41,679,585)
                                             ------------
    Net unrealized appreciation............  $255,460,724
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
-----------                                    ------------
              COMMON STOCKS -- 94.3%
              AEROSPACE AND DEFENSE -- 1.3%
    160,900   Goodrich Corp. ................  $  6,590,464
                                               ------------
              AIRLINES -- 0.5%
     46,400   Alaska Air Group, Inc.*........     1,380,400
    121,900   ExpressJet Holdings, Inc.*.....     1,037,369
                                               ------------
                                                  2,417,769
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 2.9%
    190,700   Foot Locker, Inc. .............     5,190,854
    113,600   Limited Brands, Inc. ..........     2,433,312
     24,400   Reebok International, Ltd. ....     1,020,652
     59,600   Russell Corp. .................     1,218,820
     98,550   The Cato Corp. -- Class A......     2,035,058
     44,300   VF Corp. ......................     2,534,846
                                               ------------
                                                 14,433,542
                                               ------------
              ASSET MANAGEMENT -- 1.2%
    157,400   Brascan Corp. -- Class A
                (Canada)(d)..................     6,006,384
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES -- 1.2%
     65,300   Navistar International
                Corp.*.......................     2,089,600
    113,000   Winnebago Industries,
                Inc.(d)......................     3,700,750
                                               ------------
                                                  5,790,350
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 0.5%
     52,900   Autoliv, Inc. .................     2,317,020
                                               ------------
              BANKS -- 6.3%
     49,600   Comerica, Inc. ................     2,866,880
     20,500   Downey Financial Corp.(d)......     1,500,600
     84,600   First Horizon National
                Corp. .......................     3,570,120
     89,200   KeyCorp........................     2,956,980
     52,100   M&T Bank Corp.(d)..............     5,478,836
    210,300   North Fork Bancorp, Inc. ......     5,907,327
    116,000   State Street Corp. ............     5,597,000
     34,600   UnionBanCal Corp. .............     2,315,432
     37,813   United Bankshares, Inc. .......     1,346,521
                                               ------------
                                                 31,539,696
                                               ------------
              BROADCAST SERVICES/MEDIA -- 1.5%
     77,700   Arbitron, Inc.(d)..............     3,333,330
     91,100   The EW Scripps Company -- Class
                A(d).........................     4,445,680
                                               ------------
                                                  7,779,010
                                               ------------

  SHARES                                          VALUE
-----------                                    ------------
              COMMON STOCKS (CONTINUED)
              BUSINESS SERVICES AND SUPPLIES -- 2.5%
    169,800   Convergys Corp.*...............  $  2,414,556
     24,700   Diebold, Inc. .................     1,114,217
     59,100   Dun & Bradstreet Corp.*........     3,643,515
    134,300   Manpower, Inc. ................     5,342,454
                                               ------------
                                                 12,514,742
                                               ------------
              CHEMICALS -- 4.1%
     38,100   Ashland, Inc.*.................     2,738,247
     42,300   Eastman Chemical Company(d)....     2,332,845
    190,700   Huntsman Corp.*................     3,865,489
     56,900   International Flavors &
                Fragrances, Inc. ............     2,060,918
    243,000   Methanex Corp. (Canada)........     4,002,210
    115,100   PolyOne Corp.*.................       761,962
     38,100   PPG Industries, Inc. ..........     2,391,156
     60,800   The Lubrizol Corp. ............     2,554,208
                                               ------------
                                                 20,707,035
                                               ------------
              COMMERCIAL SERVICES -- 1.0%
     98,200   ChoicePoint, Inc.*.............     3,932,910
     26,200   Pre-Paid Legal Services,
                Inc.(d)......................     1,169,830
                                               ------------
                                                  5,102,740
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 1.9%
     19,800   Computer Sciences Corp.*.......       865,260
    122,400   NCR Corp.*.....................     4,298,688
    123,500   Sybase, Inc.*..................     2,266,225
     85,100   The Reynolds and Reynolds
                Company -- Class A...........     2,300,253
                                               ------------
                                                  9,730,426
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 0.3%
     94,400   Western Digital Corp.*.........     1,266,848
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 2.2%
    127,700   American Standard Companies,
                Inc. ........................     5,353,184
     15,200   KB Home(d).....................     1,158,696
     17,000   The Ryland Group, Inc. ........     1,289,790
     72,500   USG Corp.*(d)..................     3,081,250
                                               ------------
                                                 10,882,920
                                               ------------
              CONSUMER GOODS AND SERVICES -- 2.7%
     73,500   Blyth, Inc. ...................     2,061,675
     82,900   Eastman Kodak Company(d).......     2,225,865
     42,200   Fortune Brands, Inc. ..........     3,747,360

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
-----------                                    ------------
              COMMON STOCKS (CONTINUED)
              CONSUMER GOODS AND SERVICES (CONTINUED)
    115,200   Tupperware Corp. ..............  $  2,692,224
     37,900   Whirlpool Corp.(d).............     2,657,169
                                               ------------
                                                 13,384,293
                                               ------------
              CONTAINERS AND PACKAGING -- 0.5%
    110,300   Pactiv Corp.*..................     2,380,274
                                               ------------
              DISTRIBUTION -- 0.8%
     74,200   CDW Corp. .....................     4,236,078
                                               ------------
              ELECTRONICS -- 1.5%
    310,200   Thomson (France)(ADR)(d).......     7,429,290
                                               ------------
              EQUIPMENT RENTAL AND LEASING -- 0.5%
    112,400   United Rentals, Inc.*..........     2,271,604
                                               ------------
              FINANCIAL SERVICES -- 4.8%
     75,964   Advanta Corp. -- Class B.......     2,139,146
     58,100   AG Edwards, Inc. ..............     2,623,215
    127,100   CIT Group, Inc. ...............     5,461,487
    452,000   E*TRADE Financial Corp.*.......     6,323,480
     80,500   Friedman, Billings, Ramsey
                Group, Inc. -- Class A(d)....     1,151,150
     17,700   Legg Mason, Inc.(d)............     1,842,747
    127,100   Nuveen Investments -- Class
                A(d).........................     4,781,502
                                               ------------
                                                 24,322,727
                                               ------------
              FOOD AND BEVERAGE -- 0.7%
    110,200   Archer-Daniels-Midland
                Company......................     2,356,076
     64,100   Tyson Foods, Inc. -- Class A...     1,140,980
                                               ------------
                                                  3,497,056
                                               ------------
              INSURANCE -- 7.2%
    125,200   Assurant, Inc. ................     4,519,720
     31,000   CIGNA Corp. ...................     3,317,930
     64,680   Cincinnati Financial Corp. ....     2,558,741
     40,800   Everest Re Group, Ltd.
                (Bermuda)....................     3,794,400
    102,000   Horace Mann Educators Corp. ...     1,919,640
     40,600   Jefferson-Pilot Corp. .........     2,047,052
     36,600   LandAmerica Financial Group,
                Inc. ........................     2,172,942
     59,800   Lincoln National Corp. ........     2,805,816
     75,700   MBIA, Inc.(d)..................     4,489,767
     70,400   Principal Financial Group,
                Inc. ........................     2,949,760

  SHARES                                          VALUE
-----------                                    ------------
              COMMON STOCKS (CONTINUED)
              INSURANCE (CONTINUED)
     56,300   SAFECO Corp. ..................  $  3,059,342
     55,000   Unitrin, Inc. .................     2,700,500
                                               ------------
                                                 36,335,610
                                               ------------
              INTERNET SERVICES -- 0.4%
    259,500   EarthLink, Inc.*...............     2,247,270
                                               ------------
              LEISURE AND RECREATION -- 3.9%
     89,500   Harrah's Entertainment,
                Inc. ........................     6,450,265
    127,100   Hilton Hotels Corp. ...........     3,031,335
    466,189   InterContinental Hotels Group
                PLC (Great Britain)
                (ADR)(q)(u)..................            --
    366,571   InterContinental Hotels Group
                PLC (Great Britain) (ADR)....     4,637,123
    116,300   Royal Caribbean Cruises, Ltd.
                (Liberia)(d).................     5,624,268
                                               ------------
                                                 19,742,991
                                               ------------
              MANUFACTURING -- 3.7%
     52,900   Carlisle Companies, Inc. ......     3,630,527
     33,500   Crane Company..................       881,050
     64,700   EnPro Industries, Inc.*........     1,867,889
     53,000   ITT Industries, Inc. ..........     5,174,390
    116,500   The Sherwin-Williams Company...     5,485,985
    104,900   Tredegar Corp. ................     1,636,440
                                               ------------
                                                 18,676,281
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 2.9%
    204,800   IMS Health, Inc. ..............     5,072,896
     31,400   Kindred Healthcare, Inc.*......     1,243,754
     30,600   Manor Care, Inc. ..............     1,215,738
     91,800   Omnicare, Inc. ................     3,895,074
     42,800   WellPoint, Inc.*...............     2,980,592
                                               ------------
                                                 14,408,054
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 0.7%
     54,400   CR Bard, Inc. .................     3,618,144
                                               ------------
              METALS AND MINING -- 0.1%
     20,700   United States Steel Corp. .....       711,459
                                               ------------
              OIL AND GAS: PIPELINES -- 2.3%
     53,900   Equitable Resources, Inc. .....     3,665,200
     57,100   National Fuel Gas Company......     1,650,761
     98,800   Questar Corp. .................     6,510,920
                                               ------------
                                                 11,826,881
                                               ------------

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
-----------                                    ------------
              COMMON STOCKS (CONTINUED)
              OIL, COAL AND GAS -- 5.1%
     28,400   Amerada Hess Corp. ............  $  3,024,884
    119,800   EnCana Corp. (Canada)..........     4,742,882
    100,400   Frontier Oil Corp. ............     2,946,740
      7,631   Kerr-McGee Corp. ..............       582,322
     59,300   Marathon Oil Corp. ............     3,164,841
     60,000   Praxair, Inc. .................     2,796,000
     26,700   Sunoco, Inc. ..................     3,035,256
     66,400   Swift Energy Company*..........     2,378,448
     45,500   Unocal Corp. ..................     2,959,775
                                               ------------
                                                 25,631,148
                                               ------------
              PAPER AND FOREST PRODUCTS -- 1.0%
     76,400   Georgia-Pacific Corp. .........     2,429,520
     86,000   MeadWestvaco Corp. ............     2,411,440
                                               ------------
                                                  4,840,960
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 2.3%
    101,500   Altana AG (Germany)(ADR).......     5,823,055
     98,700   Millipore Corp.*...............     5,599,251
                                               ------------
                                                 11,422,306
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 1.3%
     38,900   Crescent Real Estate Equities
                Company......................       729,375
     12,700   Highwoods Properties, Inc. ....       377,952
    214,300   HRPT Properties Trust..........     2,663,749
     52,400   New Century Financial
                Corp.(d).....................     2,695,980
                                               ------------
                                                  6,467,056
                                               ------------
              RETAIL -- 3.6%
     96,600   Dillard's, Inc. -- Class A.....     2,262,372
    187,200   Dollar Tree Stores, Inc.*(d)...     4,492,800
    117,800   Federated Department Stores,
                Inc.(d)......................     8,632,384
     69,100   Longs Drug Stores Corp. .......     2,974,755
                                               ------------
                                                 18,362,311
                                               ------------
              RETAIL: RESTAURANTS -- 1.3%
     72,800   Applebee's International,
                Inc. ........................     1,928,472
     83,700   Darden Restaurants, Inc. ......     2,760,426
     61,900   Lone Star Steakhouse & Saloon,
                Inc. ........................     1,882,379
                                               ------------
                                                  6,571,277
                                               ------------

  SHARES                                          VALUE
-----------                                    ------------
              COMMON STOCKS (CONTINUED)
              RETAIL: SUPERMARKETS -- 0.7%
     53,600   Albertson's, Inc.(d)...........  $  1,108,448
     76,900   SUPERVALU, Inc. ...............     2,507,709
                                               ------------
                                                  3,616,157
                                               ------------
              RUBBER PRODUCTS -- 0.5%
    183,200   The Goodyear Tire & Rubber
                Company*(d)..................     2,729,680
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.8%
     51,300   Applera Corp.-Applied
                Biosystems Group.............     1,009,071
    160,900   PerkinElmer, Inc. .............     3,041,010
                                               ------------
                                                  4,050,081
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 2.7%
    188,500   Amdocs, Ltd. (Guernsey)*.......     4,982,055
     75,700   CenturyTel, Inc. ..............     2,621,491
    123,500   CommScope, Inc.*...............     2,150,135
    150,400   UNOVA, Inc.*(d)................     4,005,152
                                               ------------
                                                 13,758,833
                                               ------------
              TOOLS -- 0.5%
     54,000   The Stanley Works..............     2,459,160
                                               ------------
              TOYS -- 0.2%
     50,100   Mattel, Inc. ..................       916,830
                                               ------------
              TRANSPORTATION -- 6.5%
     45,300   Arkansas Best Corp. ...........     1,440,993
    127,100   CNF, Inc. .....................     5,706,790
    198,400   CSX Corp. .....................     8,463,744
    127,100   Florida East Coast Industries,
                Inc. ........................     5,503,430
     70,600   GATX Corp. ....................     2,435,700
    133,800   Norfolk Southern Corp. ........     4,142,448
    135,400   Sabre Holdings Corp. -- Class
                A............................     2,701,230
     98,700   Swift Transportation Company,
                Inc.*........................     2,298,723
                                               ------------
                                                 32,693,058
                                               ------------
              UTILITIES: ELECTRIC -- 5.9%
     82,500   American Electric Power
                Company, Inc. ...............     3,041,775
    118,300   Cleco Corp. ...................     2,551,731
     83,500   Duquesne Light Holdings,
                Inc.(d)......................     1,559,780
     93,000   FirstEnergy Corp. .............     4,474,230
    137,400   PG&E Corp. ....................     5,157,996
     25,800   Pinnacle West Capital Corp. ...     1,146,810

                       See notes to financial statements.

                            MID-CAP VALUE PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
-----------                                    ------------
              COMMON STOCKS (CONTINUED)
              UTILITIES: ELECTRIC (CONTINUED)
     63,600   PPL Corp. .....................  $  3,776,568
    115,600   Puget Energy, Inc. ............     2,702,728
     25,200   TXU Corp. .....................     2,093,868
    159,100   Xcel Energy, Inc.(d)...........     3,105,632
                                               ------------
                                                 29,611,118
                                               ------------
              UTILITIES: GAS -- 1.8%
    162,500   AGL Resources, Inc. ...........     6,280,625
    119,300   NiSource, Inc. ................     2,950,289
                                               ------------
                                                  9,230,914
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $443,841,874)................   474,527,847
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 13.1%
$65,903,677   Securities Lending Collateral
                Investment (Note 4)
                (Cost $65,903,677)...........    65,903,677
                                               ------------
              TOTAL SECURITIES
                (Cost $509,745,551)..........   540,431,524
                                               ------------


 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENT -- 5.8%
$29,286,174   With Investors Bank and Trust,
                dated 06/30/05, 2.61%, due
                07/01/05, repurchase proceeds
                at maturity $29,288,298
                (Collateralized by Fannie Mae
                Adjustable Rate Mortgage,
                4.20%, due 03/01/33, with a
                value of $21,069,393 and
                Small Business
                Administration, 5.63%, due
                09/25/27 with a value of
                $9,681,090) (Cost
                $29,286,174).................  $ 29,286,174
                                               ------------
              Total Investments -- 113.2%
                (Cost $539,031,725)..........   569,717,698
              Liabilities less other
                assets -- (13.2)%............   (66,338,907)
                                               ------------
              NET ASSETS -- 100.0%...........  $503,378,791
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2005 is $539,031,725.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation..........  $ 43,177,990
    Gross unrealized depreciation..........   (12,492,017)
                                             ------------
    Net unrealized appreciation............  $ 30,685,973
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 97.3%
              ADVERTISING -- 2.1%
     64,400   Getty Images, Inc.*(d).........  $  4,782,344
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 4.9%
     42,464   Abercrombie & Fitch
                Company -- Class A(d)........     2,917,277
    116,700   American Eagle Outfitters,
                Inc. ........................     3,576,855
    139,100   Chico's FAS, Inc.*(d)..........     4,768,348
                                               ------------
                                                 11,262,480
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES -- 1.4%
     40,500   Oshkosh Truck Corp. ...........     3,170,340
                                               ------------
              BROADCAST SERVICES/MEDIA -- 6.6%
     69,196   Cablevision Systems Corp. New
                York Group -- Class A*.......     2,228,111
     59,200   Pixar, Inc.*(d)................     2,962,960
    749,050   Sirius Satellite Radio,
                Inc.*(d).....................     4,853,844
    147,390   XM Satellite Radio Holdings,
                Inc. -- Class A*(d)..........     4,961,148
                                               ------------
                                                 15,006,063
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 2.4%
     55,000   Fluor Corp.(d).................     3,167,450
     33,700   Global Payments, Inc.(d).......     2,284,860
                                               ------------
                                                  5,452,310
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 3.0%
     64,700   Cognos, Inc. (Canada)*.........     2,208,858
     56,800   Mercury Interactive Corp.*.....     2,178,848
     62,961   NAVTEQ Corp.*..................     2,340,890
                                               ------------
                                                  6,728,596
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 2.0%
     89,400   Washington Group International,
                Inc.*........................     4,570,128
                                               ------------
              CONSUMER GOODS AND SERVICES -- 1.9%
    195,660   Tempur-Pedic International,
                Inc.*(d).....................     4,339,739
                                               ------------
              CONTAINERS AND PACKAGING -- 1.9%
    169,314   Owens-Illinois, Inc.*..........     4,241,316
                                               ------------
              ELECTRONICS -- 2.7%
    156,700   Trimble Navigation, Ltd.*......     6,106,599
                                               ------------
              FINANCIAL SERVICES -- 3.9%
     53,450   Legg Mason, Inc.(d)............     5,564,680
     54,000   T Rowe Price Group, Inc. ......     3,380,400
                                               ------------
                                                  8,945,080
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE -- 3.0%
    197,000   Dean Foods Company*............  $  6,942,280
                                               ------------
              INTERNET SERVICES -- 5.1%
    203,000   Monster Worldwide, Inc.*.......     5,822,040
    203,800   VeriSign, Inc.*................     5,861,288
                                               ------------
                                                 11,683,328
                                               ------------
              LEISURE AND RECREATION -- 6.9%
    119,600   Brunswick Corp. ...............     5,181,072
    244,750   Hilton Hotels Corp. ...........     5,837,288
    173,200   Scientific Games Corp. -- Class
                A*...........................     4,664,276
                                               ------------
                                                 15,682,636
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 9.1%
     66,000   PacifiCare Health Systems,
                Inc.*........................     4,715,700
     73,496   Sierra Health Services,
                Inc.*........................     5,252,024
    106,200   Triad Hospitals, Inc.*.........     5,802,767
    108,000   VCA Antech, Inc.*..............     2,619,000
    226,000   WebMD Corp.*...................     2,321,020
                                               ------------
                                                 20,710,511
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 4.4%
     30,085   Bausch & Lomb, Inc. ...........     2,497,055
     80,200   CR Bard, Inc. .................     5,334,102
     28,110   Zimmer Holdings, Inc.*.........     2,141,139
                                               ------------
                                                  9,972,296
                                               ------------
              OIL, COAL AND GAS -- 11.0%
     69,300   Diamond Offshore Drilling,
                Inc.(d)......................     3,702,699
    107,000   EOG Resources, Inc. ...........     6,077,600
     53,900   Nabors Industries, Ltd.
                (Bermuda)*...................     3,267,418
     56,500   Noble Corp. (Cayman Islands)...     3,475,315
     96,400   Quicksilver Resources,
                Inc.*(d).....................     6,162,851
     52,000   Southwestern Energy Company*...     2,442,960
                                               ------------
                                                 25,128,843
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 1.9%
     72,400   Sepracor, Inc.*................     4,344,724
                                               ------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 1.9%
     97,340   CB Richard Ellis Group,
                Inc. -- Class A*.............     4,269,332
                                               ------------
              RETAIL -- 1.2%
     64,000   Bed Bath & Beyond, Inc.*.......     2,673,920
                                               ------------

                       See notes to financial statements.

                            MID-CAP GROWTH PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              RETAIL: RESTAURANTS -- 4.1%
    133,000   Darden Restaurants, Inc. ......  $  4,386,340
     80,014   Panera Bread Company -- Class
                A*(d)........................     4,967,669
                                               ------------
                                                  9,354,009
                                               ------------
              SEMICONDUCTORS -- 2.9%
    187,950   Broadcom Corp. -- Class A*.....     6,674,105
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 13.0%
    121,000   ADTRAN, Inc. ..................     2,999,590
    323,350   Alamosa Holdings, Inc.*(d).....     4,494,565
     83,000   Amdocs, Ltd. (Guernsey)*.......     2,193,690
    124,050   American Tower Corp. -- Class
                A*(d)........................     2,607,531
    183,200   Comverse Technology,
                Inc.*(d).....................     4,332,680
    182,562   Harris Corp. ..................     5,697,759
     66,050   SpectraSite, Inc.*.............     4,916,102
     86,000   UNOVA, Inc.*...................     2,290,180
                                               ------------
                                                 29,532,097
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $190,309,515)..........   221,573,076
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 26.3%
$59,966,960   Securities Lending Collateral
                Investment (Note 4)
                (Cost $59,966,960)...........    59,966,960
                                               ------------
              TOTAL SECURITIES
                (Cost $250,276,475)..........   281,540,036
                                               ------------

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              REPURCHASE AGREEMENT -- 3.0%
$ 6,761,499   With Investors Bank and Trust,
                dated 06/30/05, 2.61%, due
                07/01/05, repurchase proceeds
                at maturity $6,761,989
                (Collateralized by Government
                National Mortgage
                Association,
                3.38%, due 05/20/32, with a
                value of $7,099,574) (Cost
                $6,761,499)..................  $  6,761,499
                                               ------------
              Total Investments -- 126.6%
                (Cost $257,037,974)..........   288,301,535
              Liabilities less other
                assets -- (26.6)%............   (60,546,677)
                                               ------------
              NET ASSETS -- 100.0%...........  $227,754,858
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2005 is $257,037,974.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation.............    $33,200,173
Gross unrealized depreciation.............     (1,936,612)
                                              -----------
Net unrealized appreciation...............    $31,263,561
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                           SMALL-CAP VALUE PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 94.0%
              AEROSPACE AND DEFENSE -- 2.4%
    145,654   Moog, Inc. -- Class A*(d)......  $  4,586,644
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 5.1%
    189,700   Phillips-Van Heusen Corp. .....     6,201,293
    165,814   Stein Mart, Inc. ..............     3,647,908
                                               ------------
                                                  9,849,201
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES -- 2.9%
    170,300   Winnebago Industries,
                Inc.(d)......................     5,577,325
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 2.2%
    175,500   CSK Auto Corp.*................     2,927,340
    267,870   Exide Technologies*(d).........     1,299,170
                                               ------------
                                                  4,226,510
                                               ------------
              BANKS -- 3.2%
    135,900   BankUnited Financial Corp. --
                Class A......................     3,674,736
    158,373   Oriental Financial Group, Inc.
                (Puerto Rico)................     2,416,772
                                               ------------
                                                  6,091,508
                                               ------------
              BROADCAST SERVICES/MEDIA -- 2.2%
    468,700   Sinclair Broadcast Group,
                Inc. -- Class A..............     4,255,796
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 3.8%
    130,600   Administaff, Inc. .............     3,103,056
    144,314   Kelly Services, Inc. -- Class
                A............................     4,133,153
                                               ------------
                                                  7,236,209
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 2.4%
    260,200   Checkpoint Systems, Inc.*......     4,605,540
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 3.4%
     35,000   Hovnanian Enterprises, Inc. --
                Class A*.....................     2,282,000
     21,300   Meritage Homes Corp.*..........     1,693,350
     28,500   Standard Pacific Corp. ........     2,506,575
                                               ------------
                                                  6,481,925
                                               ------------
              CONSUMER GOODS AND SERVICES -- 3.0%
    102,500   Chattem, Inc.*.................     4,243,500
     21,600   The Scotts Miracle-Gro
                Company -- Class A*..........     1,538,136
                                               ------------
                                                  5,781,636
                                               ------------
              DISTRIBUTION -- 2.3%
    103,753   Watsco, Inc. ..................     4,419,878
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              EDUCATION -- 2.4%
     97,662   School Specialty, Inc.*........  $  4,541,283
                                               ------------
              FINANCIAL SERVICES -- 5.7%
    102,700   Accredited Home Lenders Holding
                Company*(d)..................     4,518,800
    102,500   Eaton Vance Corp. .............     2,450,775
     54,400   Jefferies Group, Inc. .........     2,061,216
     71,862   Raymond James Financial,
                Inc. ........................     2,030,102
                                               ------------
                                                 11,060,893
                                               ------------
              FOOD AND BEVERAGE -- 2.1%
    134,200   United Natural Foods, Inc.*....     4,075,654
                                               ------------
              INSURANCE -- 5.9%
    104,513   Delphi Financial Group, Inc. --
                Class A......................     4,614,249
     17,900   Philadelphia Consolidated
                Holding Corp.*...............     1,517,204
    134,716   Phoenix Companies, Inc.(d).....     1,603,120
     32,100   Protective Life Corp. .........     1,355,262
     37,600   The Commerce Group, Inc. ......     2,335,336
                                               ------------
                                                 11,425,171
                                               ------------
              MACHINERY -- 2.3%
     69,100   Bucyrus International, Inc. --
                Class A(d)...................     2,624,418
     52,800   Joy Global, Inc. ..............     1,773,552
                                               ------------
                                                  4,397,970
                                               ------------
              MANUFACTURING -- 0.9%
     55,200   FLIR Systems, Inc.*............     1,647,168
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 10.9%
    132,600   American Healthways,
                Inc.*(d).....................     5,605,001
     53,700   AMERIGROUP Corp.*..............     2,158,740
     42,700   Covance, Inc.*.................     1,915,949
    117,300   Matria Healthcare, Inc.*.......     3,780,579
     59,400   Sunrise Senior Living,
                Inc.*(d).....................     3,206,412
     79,900   United Surgical Partners
                International, Inc.*.........     4,161,192
                                               ------------
                                                 20,827,873
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 2.5%
    119,700   Immucor, Inc.*.................     3,465,315
     23,500   The Cooper Companies, Inc. ....     1,430,210
                                               ------------
                                                  4,895,525
                                               ------------

                       See notes to financial statements.

                           SMALL-CAP VALUE PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              OIL, COAL AND GAS -- 9.9%
     39,400   Cabot Oil & Gas Corp. .........  $  1,367,180
    202,000   Energy Partners, Ltd.*.........     5,294,420
     50,739   Headwaters, Inc.*..............     1,744,407
     45,400   Oceaneering International,
                Inc.*........................     1,754,710
     59,100   ONEOK, Inc.(d).................     1,929,615
    118,000   Spinnaker Exploration
                Company*.....................     4,187,820
     78,000   Swift Energy Company*..........     2,793,960
                                               ------------
                                                 19,072,112
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 4.4%
    100,300   K-V Pharmaceutical Company --
                Class A*.....................     1,680,025
    136,700   Nabi Biopharmaceuticals*(d)....     2,081,941
    147,100   Serologicals Corp.*............     3,125,875
    143,500   VaxGen, Inc.*(d)...............     1,556,975
                                               ------------
                                                  8,444,816
                                               ------------
              PRINTING AND PUBLISHING -- 2.1%
    107,158   Scholastic Corp.*..............     4,130,941
                                               ------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.0%
      1,500   Avatar Holdings, Inc.*(d)......        75,405
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 4.0%
    117,287   Entertainment Properties
                Trust........................     5,395,202
     36,600   SL Green Realty Corp.(d).......     2,360,700
                                               ------------
                                                  7,755,902
                                               ------------
              RETAIL: RESTAURANTS -- 4.2%
     52,600   Brinker International, Inc.*...     2,106,630
    104,900   CEC Entertainment, Inc.*(d)....     4,415,241
     53,200   Sonic Corp.*...................     1,624,196
                                               ------------
                                                  8,146,067
                                               ------------
              TOOLS -- 1.0%
     54,700   Snap-on, Inc. .................     1,876,210
                                               ------------
              TRANSPORTATION -- 1.6%
     71,400   Overnite Corp. ................     3,068,772
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              UTILITIES: ELECTRIC -- 1.2%
     82,400   PNM Resources, Inc. ...........  $  2,373,944
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $170,933,604)................   180,927,878
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 14.6%
$28,176,600   Securities Lending Collateral
                Investment (Note 4) (Cost
                $28,176,600).................    28,176,600
                                               ------------
              TOTAL SECURITIES
                (Cost $199,110,204)..........   209,104,478
                                               ------------
              REPURCHASE AGREEMENT -- 7.9%
 15,278,831   With Investors Bank and Trust,
                dated 06/30/05, 2.61%, due
                07/01/05, repurchase proceeds
                at maturity $15,279,939
                (Collateralized by Fannie
                Mae, 4.80%, due 09/01/34,
                with a value of $16,042,773)
                (Cost $15,278,831)...........    15,278,831
                                               ------------
              Total Investments -- 116.5%
                (Cost $214,389,035)..........   224,383,309
              Liabilities less other
                assets -- (16.5)%............   (31,829,912)
                                               ------------
              NET ASSETS -- 100.0%...........  $192,553,397
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2005 is $214,389,035.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $15,594,047
    Gross unrealized depreciation...........   (5,599,773)
                                              -----------
    Net unrealized appreciation.............  $ 9,994,274
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS -- 96.4%
               ADVERTISING -- 0.8%
      94,600   ADVO, Inc. .................  $    3,013,010
      90,600   Catalina Marketing Corp. ...       2,302,146
      46,200   RH Donnelley Corp.*.........       2,863,476
      75,900   Ventiv Health, Inc.*........       1,463,352
                                             --------------
                                                  9,641,984
                                             --------------
               AEROSPACE AND DEFENSE -- 0.9%
      37,900   Curtiss-Wright Corp. .......       2,044,705
      56,440   DRS Technologies, Inc.(d)...       2,894,243
      42,600   Innovative Solutions and
                 Support, Inc.*............       1,430,082
     115,050   Moog, Inc. -- Class A*......       3,622,925
      30,100   Teledyne Technologies,
                 Inc.*.....................         980,658
                                             --------------
                                                 10,972,613
                                             --------------
               AIRLINES -- 0.4%
     197,700   AirTran Holdings,
                 Inc.*(d)..................       1,824,771
      31,500   Alaska Air Group, Inc.*.....         937,125
       6,200   Continental Airlines,
                 Inc. -- Class B*(d).......          82,336
     169,600   ExpressJet Holdings,
                 Inc.*.....................       1,443,296
      16,300   Mesa Air Group, Inc.*(d)....         109,373
      33,800   Pinnacle Airlines
                 Corp.*(d).................         290,342
      19,800   Republic Airways Holdings,
                 Inc.*.....................         286,110
                                             --------------
                                                  4,973,353
                                             --------------
               APPAREL: MANUFACTURING AND RETAIL -- 3.4%
      33,300   Abercrombie & Fitch
                 Company -- Class A(d).....       2,287,710
      16,300   AnnTaylor Stores
                 Corp.*(d).................         395,764
     254,920   Ashworth, Inc.*.............       2,296,829
       8,600   Columbia Sportswear
                 Company*..................         424,754
      17,300   DSW, Inc. -- Class A*.......         431,635
      26,600   Genesco, Inc.*..............         986,594
     100,600   Gildan Activewear, Inc. --
                 Class A (Canada)*.........       2,650,810
      20,100   Guess?, Inc.*...............         333,258
      37,100   Hartmarx Corp.*.............         373,597
      58,557   Jos A Bank Clothiers,
                 Inc.*(d)..................       2,535,518
      38,100   New York & Company, Inc.*...         802,386
      90,800   Payless ShoeSource, Inc.*...       1,743,360
     158,300   Phillips-Van Heusen
                 Corp. ....................       5,174,827
      49,200   Polo Ralph Lauren Corp. ....       2,121,012
      14,500   Skechers USA, Inc. -- Class
                 A*........................         206,770

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               APPAREL: MANUFACTURING AND RETAIL
                 (CONTINUED)
     149,000   Stage Stores, Inc.*(d)......  $    6,496,400
     168,100   Stein Mart, Inc. ...........       3,698,200
     160,650   The Cato Corp. -- Class A...       3,317,423
      20,800   The Children's Place Retail
                 Stores, Inc.*.............         970,736
      10,600   The Men's Wearhouse,
                 Inc.*(d)..................         364,958
      39,900   Urban Outfitters, Inc.*.....       2,261,931
     123,000   Wolverine World Wide,
                 Inc. .....................       2,953,230
                                             --------------
                                                 42,827,702
                                             --------------
               AUTOMOBILES/MOTOR VEHICLES -- 0.2%
       3,800   Arctic Cat, Inc. ...........          78,014
      61,900   Winnebago Industries,
                 Inc.(d)...................       2,027,225
                                             --------------
                                                  2,105,239
                                             --------------
               AUTOMOTIVE EQUIPMENT -- 1.1%
       9,000   Commercial Vehicle Group,
                 Inc.*.....................         159,750
     159,600   CSK Auto Corp.*.............       2,662,128
     310,650   IMPCO Technologies, Inc.*...       1,494,227
      67,000   Modine Manufacturing
                 Company...................       2,181,520
      84,700   O'Reilly Automotive,
                 Inc.*.....................       2,524,907
     190,600   Spartan Motors, Inc. .......       2,054,668
      61,900   Tenneco Automotive, Inc.*...       1,030,016
      76,200   Titan International,
                 Inc.(d)...................       1,065,276
                                             --------------
                                                 13,172,492
                                             --------------
               BANKS -- 4.7%
       8,400   ABC Bancorp.................         151,872
      76,100   AMCORE Financial, Inc. .....       2,273,868
       4,290   AmericanWest Bancorp*.......          85,586
     146,850   Astoria Financial
                 Corp.(d)..................       4,180,819
       4,700   BancFirst Corp. ............         408,853
      17,500   BancorpSouth, Inc. .........         413,000
      76,723   BankUnited Financial
                 Corp. -- Class A..........       2,074,590
       4,700   Camden National Corp. ......         153,925
       9,000   Capital Crossing Bank*......         306,900
      13,300   City Holding Company........         485,716
      16,200   Columbia Banking System,
                 Inc. .....................         398,844
       8,000   Community Trust Bancorp,
                 Inc. .....................         261,760
      24,400   Corus Bankshares, Inc. .....       1,353,956
      49,600   East West Bancorp, Inc. ....       1,666,064
      38,400   First BanCorp (Puerto
                 Rico).....................       1,541,760

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
       9,800   First Charter Corp. ........  $      215,306
       2,900   First Citizens Bancshares,
                 Inc. -- Class A...........         419,195
      23,000   First Financial Bancorp.....         434,700
       9,700   First Financial Bankshares,
                 Inc. .....................         328,248
       3,600   First Financial Holdings.
                 Inc. .....................         107,676
      14,200   First Indiana Corp. ........         421,314
      70,400   First Midwest Bancorp,
                 Inc. .....................       2,475,968
       6,400   First Place Financial
                 Corp. ....................         128,576
      10,050   First Republic Bank.........         355,067
      29,200   FirstFed Financial Corp.*...       1,740,612
      11,000   Flushing Financial Corp. ...         202,400
      48,600   Fremont General Corp.(d)....       1,182,438
      13,650   Frontier Financial Corp. ...         344,799
      17,200   Hancock Holding Company.....         591,680
       4,300   Harbor Florida Bancshares,
                 Inc. .....................         160,992
       4,000   Horizon Financial Corp. ....          88,800
      49,400   Hudson United Bancorp.......       1,783,340
       3,200   Independent Bank Corp.
                 (Massachusetts)...........          90,272
       9,800   Independent Bank Corp.
                 (Michigan)................         278,712
      32,900   Irwin Financial Corp. ......         730,051
       6,000   ITLA Capital Corp.*.........         323,400
      13,000   Kearny Financial Corp.*.....         153,400
       6,195   MainSource Financial Group,
                 Inc. .....................         112,068
      48,400   MB Financial, Inc. .........       1,927,772
      12,300   MBT Financial Corp. ........         236,775
      15,300   Mid-State Bancshares........         424,881
       5,300   NBC Capital Corp. ..........         129,002
     192,500   NewAlliance Bancshares,
                 Inc. .....................       2,704,625
       3,800   OceanFirst Financial
                 Corp. ....................          85,538
      11,900   Old Second Bancorp, Inc. ...         346,171
      96,080   Oriental Financial Group,
                 Inc. (Puerto Rico)........       1,466,181
      13,350   PFF Bancorp, Inc. ..........         404,372
      82,260   PrivateBancorp, Inc.(d).....       2,910,359
       2,100   S&T Bancorp, Inc. ..........          75,810
       3,700   Sandy Spring Bancorp,
                 Inc. .....................         129,611
      12,100   Santander BanCorp (Puerto
                 Rico).....................         303,226

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
       3,360   SCBT Financial Corp. .......  $      106,344
       7,000   Simmons First National
                 Corp. -- Class A..........         189,770
       5,072   Southside Bancshares,
                 Inc. .....................         103,976
       3,465   State Bancorp, Inc. ........          78,378
       7,950   Sterling Bancorp............         169,733
       6,125   Sterling Financial Corp.
                 (Pennsylvania)............         130,524
       5,300   Suffolk Bancorp.............         171,137
      27,600   Susquehanna Bancshares,
                 Inc. .....................         678,684
     111,900   SVB Financial Group*........       5,360,009
       2,400   Taylor Capital Group,
                 Inc. .....................          94,200
      84,700   Texas Regional Bancshares,
                 Inc. -- Class A...........       2,581,656
      15,100   TierOne Corp. ..............         409,663
      14,700   Trustmark Corp. ............         430,122
       3,000   Uninvest Corp. of
                 Pennsylvania..............          89,880
       2,100   Union Bankshares Corp. .....          81,102
      23,600   United Bankshares, Inc. ....         840,396
      21,500   United Community Financial
                 Corp. ....................         235,210
       9,100   USB Holding Company,
                 Inc. .....................         212,940
      13,600   WesBanco, Inc. .............         408,272
       6,800   West Coast Bancorp..........         165,988
      67,300   Westamerica Bancorp.........       3,554,112
      25,400   Western Alliance Bancorp*...         645,160
       4,500   Western Sierra Bancorp*.....         152,325
      28,600   Wintrust Financial Corp. ...       1,497,210
       8,300   WSFS Financial Corp. .......         454,093
                                             --------------
                                                 58,411,734
                                             --------------
               BROADCAST SERVICES/MEDIA -- 0.6%
      31,700   Citadel Broadcasting
                 Company*..................         362,965
      36,000   CKX, Inc.*(d)...............         463,140
      78,700   Dolby Laboratories, Inc. --
                 Class A*..................       1,736,122
      81,700   DreamWorks Animation SKG,
                 Inc. -- Class A*..........       2,140,540
      11,800   Gray Television, Inc. ......         142,308
       4,900   Journal Communications,
                 Inc. -- Class A...........          82,320
     194,500   Sinclair Broadcast Group,
                 Inc. -- Class A...........       1,766,060

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               BROADCAST SERVICES/MEDIA (CONTINUED)
      56,300   Spanish Broadcasting System,
                 Inc. -- Class A*..........  $      562,437
      10,400   WPT Enterprises, Inc.*(d)...         202,696
                                             --------------
                                                  7,458,588
                                             --------------
               BUSINESS SERVICES AND SUPPLIES -- 3.1%
     133,400   Administaff, Inc. ..........       3,169,584
       6,900   Ambassadors Group, Inc. ....         256,611
      14,700   Angelica Corp. .............         360,297
       3,800   CCC Information Services
                 Group, Inc.*..............          91,010
      37,300   Certegy, Inc. ..............       1,425,606
      43,800   CSG Systems International,
                 Inc.*.....................         831,324
     167,220   FirstService Corp.
                 (Canada)*.................       3,339,383
       5,600   Forrester Research, Inc.*...          99,848
      94,290   Global Payments, Inc.(d)....       6,392,862
     118,800   Herman Miller, Inc. ........       3,663,792
      26,200   Huron Consulting Group,
                 Inc.*.....................         617,010
       6,800   infoUSA*....................          79,560
      32,900   John H Harland Company......       1,250,200
      58,580   Kelly Services,
                 Inc. -- Class A...........       1,677,731
     126,800   Labor Ready, Inc.*..........       2,955,708
     106,400   MAXIMUS, Inc. ..............       3,754,856
     189,600   Optimal Group, Inc. -- Class
                 A (Canada)*...............       3,062,040
      12,300   Pomeroy IT Solutions,
                 Inc.*.....................         124,599
      49,740   Portfolio Recovery
                 Associates, Inc.*.........       2,090,075
      33,700   Robert Half International,
                 Inc.(d)...................         841,489
       5,800   SOURCECORP, Inc.*...........         114,956
       5,000   TALX Corp. .................         144,550
      94,800   TeleTech Holdings, Inc.*....         772,620
      13,800   The Corporate Executive
                 Board Company.............       1,080,954
      17,900   Vertrue, Inc.*(d)...........         697,384
                                             --------------
                                                 38,894,049
                                             --------------
               CHEMICALS -- 0.9%
     120,900   Compass Minerals
                 International, Inc. ......       2,829,060
      29,700   FMC Corp.*..................       1,667,358
      10,800   MacDermid, Inc. ............         336,528
      11,500   NewMarket Corp.*............         170,085
      38,900   SurModics, Inc.*(d).........       1,687,093

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               CHEMICALS (CONTINUED)
     195,000   Terra Industries,
                 Inc.*(d)..................  $    1,327,950
      37,800   The Valspar Corp. ..........       1,825,362
      70,400   Wellman, Inc. ..............         717,376
       5,000   Westlake Chemical Corp. ....         122,500
     125,500   WR Grace & Company*.........         977,645
                                             --------------
                                                 11,660,957
                                             --------------
               COLLECTIBLES -- 0.0%
      10,200   Department 56, Inc.*........         104,550
      15,600   Sotheby's Holdings, Inc. --
                 Class A*..................         213,720
                                             --------------
                                                    318,270
                                             --------------
               COMMERCIAL SERVICES -- 0.6%
      62,920   Chemed Corp. ...............       2,572,170
       3,600   Euronet Worldwide, Inc.*....         104,652
       2,300   Pre-Paid Legal Services,
                 Inc.(d)...................         102,695
      72,810   Providence Service Corp.*...       1,807,872
      92,620   Steiner Leisure, Ltd.
                 (Bahama Islands)*.........       3,433,423
                                             --------------
                                                  8,020,812
                                             --------------
               COMPUTER SOFTWARE AND SERVICES -- 4.1%
      13,100   Ansoft Corp.*...............         316,496
       2,600   ANSYS, Inc.*................          92,326
     138,500   ATI Technologies, Inc.
                 (Canada)*.................       1,641,225
       8,500   Avid Technology, Inc.*(d)...         452,880
     155,150   Bottomline Technologies,
                 Inc.*.....................       2,322,596
     363,400   Checkpoint Systems, Inc.*...       6,432,179
      29,200   Covansys Corp.*.............         375,220
     147,890   Epicor Software Corp.*......       1,952,148
      75,000   Extreme Networks, Inc.*.....         307,500
     156,180   Infocrossing, Inc.*(d)......       1,947,565
     129,100   Intergraph Corp.*(d)........       4,448,785
      20,700   InterVideo, Inc.*...........         297,666
      24,600   Itron, Inc.*................       1,099,128
     117,300   Keane, Inc.*................       1,607,010
     116,650   M-Systems Flash Disk
                 Pioneers, Ltd.
                 (Israel)*(d)..............       2,236,181
      72,800   Manhattan Associates,
                 Inc.*(d)..................       1,398,488
       5,400   ManTech International
                 Corp. -- Class A*.........         167,616
     157,600   Mentor Graphics Corp.*(d)...       1,615,400
     146,704   Merge Technologies,
                 Inc.*(d)..................       2,750,700

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               COMPUTER SOFTWARE AND SERVICES (CONTINUED)
      27,800   MicroStrategy, Inc. -- Class
                 A*(d).....................  $    1,474,512
      28,300   MTS Systems Corp. ..........         950,314
     117,600   Parametric Technology
                 Corp.*....................         750,288
      41,200   Phoenix Technologies,
                 Ltd.*.....................         320,536
       5,400   Progress Software Corp.*....         162,810
     307,100   Red Hat, Inc.*(d)...........       4,023,010
       5,000   Renaissance Learning,
                 Inc. .....................         101,500
       6,200   SERENA Software, Inc.*......         119,660
       4,500   SPSS, Inc.*.................          86,445
      22,900   SS&C Technologies, Inc. ....         725,472
      57,400   Sybase, Inc.*...............       1,053,290
      32,900   Synopsys, Inc.*.............         548,443
     407,130   Synplicity, Inc.*...........       2,202,573
      32,100   The Ultimate Software Group,
                 Inc.*.....................         526,440
      36,500   Transaction Systems
                 Architects, Inc. -- Class
                 A*........................         898,995
      67,800   Trident Microsystems,
                 Inc.*.....................       1,538,382
      34,600   Tyler Technologies, Inc.*...         261,576
      98,500   Wind River Systems,
                 Inc.*(d)..................       1,544,480
     120,950   Witness Systems, Inc.*......       2,204,919
                                             --------------
                                                 50,954,754
                                             --------------
               COMPUTERS AND OFFICE EQUIPMENT -- 1.6%
      77,900   Black Box Corp. ............       2,757,660
     135,500   Electronics For Imaging,
                 Inc.*(d)..................       2,850,920
     597,700   Maxtor Corp.*...............       3,108,040
     132,540   Mercury Computer Systems,
                 Inc.*.....................       3,627,620
       9,900   Radiant Systems, Inc.*......         112,860
     196,570   RadiSys Corp.*..............       3,174,606
     314,100   Western Digital Corp.*......       4,215,221
                                             --------------
                                                 19,846,927
                                             --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 4.2%
      95,600   Agilysys, Inc. .............       1,500,920
      21,200   Brookfield Homes Corp. .....         966,720
      31,170   Building Materials Holding
                 Corp. ....................       2,159,769
       9,700   Drew Industries, Inc.*......         440,380
      24,300   Eagle Materials, Inc. ......       2,249,937
      18,200   Genlyte Group, Inc.*........         887,068

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               CONSTRUCTION SERVICES AND SUPPLIES
                 (CONTINUED)
     182,000   Hovnanian Enterprises,
                 Inc. -- Class A*..........  $   11,866,400
      86,600   Meritage Homes Corp.*.......       6,884,700
     148,300   Simpson Manufacturing
                 Company, Inc. ............       4,530,565
      80,350   Standard Pacific Corp. .....       7,066,783
     115,175   Technical Olympic USA,
                 Inc. .....................       2,796,449
      26,500   The Ryland Group, Inc. .....       2,010,555
      44,500   USG Corp.*(d)...............       1,891,250
      65,000   Walter Industries, Inc. ....       2,613,000
     136,000   WCI Communities, Inc.*......       4,356,080
                                             --------------
                                                 52,220,576
                                             --------------
               CONSUMER GOODS AND SERVICES -- 2.0%
      51,090   Central Garden & Pet
                 Company*..................       2,509,541
      33,300   Chattem, Inc.*..............       1,378,620
       5,900   CNS, Inc. ..................         134,815
     230,100   Herbalife, Ltd. (Cayman
                 Islands)*.................       4,972,460
      62,950   Jarden Corp.*...............       3,394,264
     128,100   NBTY, Inc.*.................       3,322,914
      32,700   Playtex Products, Inc.*.....         351,852
     116,640   Rollins, Inc. ..............       2,337,466
      40,600   The Scotts Miracle-Gro
                 Company -- Class A*.......       2,891,126
     129,100   The Yankee Candle Company,
                 Inc. .....................       4,144,110
                                             --------------
                                                 25,437,168
                                             --------------
               CONTAINERS AND PACKAGING -- 0.1%
       2,900   Greif, Inc. -- Class A......         177,190
      14,700   Silgan Holdings, Inc. ......         826,728
                                             --------------
                                                  1,003,918
                                             --------------
               CORRECTIONAL FACILITIES -- 0.0%
      22,400   The Geo Group, Inc.*........         561,120
                                             --------------
               DISTRIBUTION -- 1.7%
      59,598   Beacon Roofing Supply,
                 Inc.*.....................       1,567,427
       5,100   Handleman Company...........          84,201
     169,300   United Stationers,
                 Inc.*(d)..................       8,312,630
      90,900   Universal Corp. ............       3,979,602
     130,500   Watsco, Inc. ...............       5,559,300
      44,900   WESCO International,
                 Inc.*.....................       1,408,962
                                             --------------
                                                 20,912,122
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               DIVERSIFIED SERVICES -- 0.1%
      20,100   Resource America, Inc. --
                 Class A...................  $      774,453
                                             --------------
               EDUCATION -- 0.9%
      64,200   Education Management
                 Corp.*....................       2,165,466
      40,000   ITT Educational Services,
                 Inc.*(d)..................       2,136,800
      76,940   Laureate Education, Inc.*...       3,682,348
      76,200   School Specialty, Inc.*.....       3,543,300
                                             --------------
                                                 11,527,914
                                             --------------
               ELECTRONICS -- 1.7%
      89,660   BEI Technologies, Inc. .....       2,392,129
     202,349   Belden CDT, Inc.(d).........       4,289,799
      23,300   Electro Scientific
                 Industries, Inc.*.........         416,604
      23,600   Methode Electronics, Inc. --
                 Class A...................         280,132
     128,800   Nam Tai Electronics, Inc.
                 (Virgin Islands)..........       2,928,912
      56,800   Park Electrochemical
                 Corp. ....................       1,431,360
     322,000   Sanmina-SCI Corp.*..........       1,761,340
     120,150   Sonic Solutions*(d).........       2,234,790
     394,670   SRS Labs, Inc.*.............       2,407,487
      15,000   Stoneridge, Inc.*...........          99,000
      88,700   Technitrol, Inc. ...........       1,253,331
      47,400   Thomas & Betts Corp.*.......       1,338,576
                                             --------------
                                                 20,833,460
                                             --------------
               ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                 SERVICES -- 0.2%
     238,600   Allied Waste Industries,
                 Inc.*(d)..................       1,892,098
       6,000   Clean Harbors, Inc.*(d).....         130,080
       3,600   Metal Management, Inc. .....          69,660
                                             --------------
                                                  2,091,838
                                             --------------
               EQUIPMENT RENTAL AND LEASING -- 0.4%
       9,700   Electro Rent Corp.*.........         141,038
     178,070   McGrath Rentcorp............       4,220,259
      23,400   Rent-Way, Inc.*.............         230,256
                                             --------------
                                                  4,591,553
                                             --------------
               FINANCIAL SERVICES -- 4.2%
     137,300   Accredited Home Lenders
                 Holding Company*(d).......       6,041,200
      12,400   Affiliated Managers Group,
                 Inc.*(d)..................         847,292

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
     268,400   AmeriCredit Corp.*..........  $    6,844,200
      38,100   Calamos Asset Management,
                 Inc. -- Class A...........       1,037,844
     117,500   CapitalSource, Inc.*(d).....       2,306,525
      30,800   CompuCredit Corp.*(d).......       1,055,824
     500,200   E*TRADE Financial Corp.*....       6,997,798
     191,000   Eaton Vance Corp. ..........       4,566,810
     113,800   Friedman, Billings, Ramsey
                 Group, Inc. -- Class
                 A(d)......................       1,627,340
       3,600   Greenhill & Company,
                 Inc.(d)...................         145,836
      83,200   Investment Technology Group,
                 Inc.*.....................       1,748,864
     130,500   Jefferies Group, Inc.(d)....       4,944,645
     150,200   Lazard, Ltd. -- Class A
                 (Bermuda)*(d).............       3,492,150
      24,100   Metris Companies, Inc.*.....         348,486
      13,600   Nelnet, Inc. -- Class A*....         452,472
     128,900   Raymond James Financial,
                 Inc. .....................       3,641,425
       5,100   Renasant Corp. .............         156,876
      43,900   SEI Investments Company.....       1,639,665
      19,100   The Student Loan Corp.(d)...       4,198,180
      16,100   W Holding Company, Inc.
                 (Puerto Rico).............         164,542
                                             --------------
                                                 52,257,974
                                             --------------
               FOOD AND BEVERAGE -- 0.5%
      32,000   Boston Beer Company, Inc. --
                 Class A*..................         718,080
      58,600   Chiquita Brands
                 International, Inc. ......       1,609,156
     105,300   John B Sanfilippo & Son,
                 Inc.*.....................       2,428,218
      10,300   M&F Worldwide Corp.*........         137,608
      41,600   Nash Finch Company(d).......       1,528,384
                                             --------------
                                                  6,421,446
                                             --------------
               FUNERAL SERVICES -- 0.1%
      69,000   Alderwoods Group, Inc.*.....         991,530
                                             --------------
               INSURANCE -- 4.7%
       4,700   American Physicians Capital,
                 Inc.*.....................         174,605
     270,600   Assured Guaranty, Ltd.
                 (Bermuda).................       6,321,216
     154,400   Delphi Financial Group,
                 Inc. -- Class A...........       6,816,760
       9,100   FPIC Insurance Group,
                 Inc.*(d)..................         266,903

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               INSURANCE (CONTINUED)
      89,970   Infinity Property & Casualty
                 Corp. ....................  $    3,138,154
     108,700   IPC Holdings, Ltd.
                 (Bermuda).................       4,306,694
      54,200   LandAmerica Financial Group,
                 Inc. .....................       3,217,854
      88,800   Philadelphia Consolidated
                 Holding Corp.*............       7,526,688
     143,700   Platinum Underwriters
                 Holdings, Inc.
                 (Bermuda).................       4,572,534
      47,300   Protective Life Corp. ......       1,997,006
     114,200   Reinsurance Group of
                 America, Inc. ............       5,311,442
       5,400   Safety Insurance Group,
                 Inc. .....................         182,304
      20,100   Stewart Information Services
                 Corp. ....................         844,200
      63,600   The Commerce Group, Inc. ...       3,950,196
     274,800   Tower Group, Inc. ..........       4,295,124
      77,900   UICI........................       2,319,083
      17,900   United Fire & Casualty
                 Company...................         795,118
     164,800   Universal American Financial
                 Corp.*....................       3,727,776
                                             --------------
                                                 59,763,657
                                             --------------
               INTERNET SERVICES -- 5.0%
     195,200   aQuantive, Inc.*............       3,458,944
      98,360   Avocent Corp.*..............       2,571,130
       8,200   Blue Nile, Inc.*(d).........         268,058
      88,000   CheckFree Corp.*(d).........       2,997,280
      78,380   CNET Networks, Inc.*(d).....         920,181
      35,300   Digital River, Inc.*........       1,120,775
     319,635   Digitas, Inc.*..............       3,647,035
     229,800   EarthLink, Inc.*............       1,990,068
      64,140   Equinix, Inc.*..............       2,779,828
      78,500   eResearch Technology,
                 Inc.*(d)..................       1,051,115
       7,900   F5 Networks, Inc.*..........         373,157
      66,300   GSI Commerce, Inc.*(d)......       1,110,525
     169,360   InfoSpace, Inc.*(d).........       5,577,024
     116,900   Internet Security Systems,
                 Inc.*.....................       2,371,901
     142,350   j2 Global Communications,
                 Inc.*(d)..................       4,902,534
     326,440   Keynote Systems, Inc.*......       3,809,555
      12,400   Marchex, Inc. -- Class
                 B*(d).....................         186,496
     104,300   Monster Worldwide, Inc.*....       2,991,324
      82,500   NETGEAR, Inc.*(d)...........       1,534,500

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               INTERNET SERVICES (CONTINUED)
     252,420   Online Resources Corp.*.....  $    2,854,870
     229,260   Openwave Systems,
                 Inc.*(d)..................       3,759,864
      17,300   Priceline.com, Inc.*(d).....         403,609
     156,390   RADVision, Ltd. (Israel)*...       2,078,423
      72,960   RADWARE, Ltd. (Israel)*.....       1,319,117
     107,877   SafeNet, Inc.*..............       3,674,291
     114,300   SonicWALL, Inc.*............         616,077
       7,000   Stamps.com, Inc.*(d)........         131,250
      65,500   The TriZetto Group, Inc.*...         917,655
      79,900   United Online, Inc. ........         867,714
     205,150   ValueClick, Inc.*...........       2,529,500
      28,600   Websense, Inc.*(d)..........       1,374,230
                                             --------------
                                                 64,188,030
                                             --------------
               LEISURE AND RECREATION -- 1.4%
     258,900   Century Casinos, Inc.*......       1,946,928
      31,800   Choice Hotels International,
                 Inc. .....................       2,089,260
     224,300   Interstate Hotels & Resorts,
                 Inc.*.....................       1,101,313
      34,700   Kerzner International, Ltd.
                 (Bahama Islands)*.........       1,976,165
     120,930   Mikohn Gaming Corp.*........       1,780,694
      32,400   Monarch Casino & Resort,
                 Inc.*.....................         714,096
     189,050   Scientific Games Corp. --
                 Class A*..................       5,091,117
      53,100   Shuffle Master, Inc.*(d)....       1,488,393
      55,400   Sunterra Corp.*.............         898,034
      10,300   Vail Resorts, Inc.*.........         289,430
                                             --------------
                                                 17,375,430
                                             --------------
               MACHINERY -- 1.2%
     106,800   Albany International
                 Corp. -- Class A..........       3,429,348
      50,700   Applied Industrial
                 Technologies, Inc. .......       1,637,103
      13,000   Astec Industries, Inc.*.....         301,470
      17,700   Blount International,
                 Inc.*.....................         295,413
      38,900   Bucyrus International,
                 Inc. -- Class A...........       1,477,422
      45,000   Flow International
                 Corp.*(d).................         287,550
      91,300   Joy Global, Inc. ...........       3,066,767
     101,700   Kadant, Inc.*...............       2,230,281
      19,800   Kennametal, Inc. ...........         907,830
      12,400   Middleby Corp.*(d)..........         655,464

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MACHINERY (CONTINUED)
      28,000   Terex Corp.*................  $    1,103,200
                                             --------------
                                                 15,391,848
                                             --------------
               MANUFACTURING -- 2.9%
     177,000   Acuity Brands, Inc. ........       4,547,130
      51,500   AptarGroup, Inc. ...........       2,616,200
      92,900   Carlisle Companies,
                 Inc.(d)...................       6,375,727
      11,500   CIRCOR International,
                 Inc. .....................         283,705
      49,800   Coherent, Inc.*.............       1,793,298
     146,250   Deswell Industries, Inc.
                 (Virgin Islands)..........       2,278,560
      91,585   Engineered Support Systems,
                 Inc.(d)...................       3,281,491
     301,000   FLIR Systems, Inc.*(d)......       8,981,840
      16,800   Griffon Corp.*..............         372,960
      45,200   Harsco Corp. ...............       2,465,660
      23,100   Kaydon Corp.(d).............         643,335
      32,100   Matthews International
                 Corp. -- Class A..........       1,250,616
      78,700   Power-One, Inc.*............         496,597
       9,200   Steinway Musical
                 Instruments, Inc.*........         270,112
                                             --------------
                                                 35,657,231
                                             --------------
               MEDICAL AND OTHER HEALTH SERVICES -- 4.4%
      59,510   Amedisys, Inc.*(d)..........       2,188,778
     152,900   American Healthways,
                 Inc.*(d)..................       6,463,082
      95,700   AMERIGROUP Corp.*...........       3,847,140
     280,700   AMN Healthcare Services,
                 Inc.*.....................       4,218,921
     107,100   AmSurg Corp.*(d)............       2,965,599
      46,200   CorVel Corp.*...............       1,160,544
     128,700   Covance, Inc.*..............       5,774,769
      15,600   Henry Schein, Inc.*.........         647,712
     120,800   ICON PLC (Ireland) (ADR)*...       4,191,760
      84,700   IDX Systems Corp.*..........       2,552,858
      78,270   Kindred Healthcare, Inc.*...       3,100,275
      83,820   LabOne, Inc.*(d)............       3,336,874
      38,100   Manor Care, Inc. ...........       1,513,713
      64,650   Matria Healthcare, Inc.*....       2,083,670
      11,500   MedCath Corp.*..............         319,585
      10,000   Per-Se Technologies,
                 Inc.*.....................         210,200
       1,700   Quality Systems, Inc.*......          80,546
      28,000   RehabCare Group, Inc.*......         748,440
       7,000   Res-Care, Inc.*.............          94,920

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MEDICAL AND OTHER HEALTH SERVICES
                 (CONTINUED)
      35,400   Sierra Health Services,
                 Inc.*.....................  $    2,529,684
      34,900   Sunrise Senior Living,
                 Inc.*.....................       1,883,902
      57,200   Triad Hospitals, Inc.*......       3,125,408
      17,200   Universal Health Services,
                 Inc. -- Class B...........       1,069,496
       4,500   US Physical Therapy,
                 Inc.*.....................          86,310
      12,800   VistaCare, Inc. -- Class
                 A*........................         236,416
                                             --------------
                                                 54,430,602
                                             --------------
               MEDICAL EQUIPMENT AND SUPPLIES -- 4.3%
      40,000   American Medical Systems
                 Holdings, Inc.*...........         826,000
       9,500   AngioDynamics, Inc.*........         206,530
      51,300   Diagnostic Products
                 Corp. ....................       2,428,029
      22,000   DJ Orthopedics, Inc.*.......         603,460
     483,280   Encore Medical Corp.*.......       2,682,204
      70,000   Haemonetics Corp.*..........       2,844,800
       4,000   ICU Medical, Inc.*(d).......         128,680
      17,400   Illumina, Inc.*.............         210,018
      25,700   Immucor, Inc.*..............         744,015
       6,500   INAMED Corp.*...............         435,305
      43,340   Laserscope*(d)..............       1,796,010
      24,500   Lifecore Biomedical,
                 Inc.*.....................         267,050
      95,270   Lifeline Systems, Inc.*.....       3,060,072
      18,400   Luminex Corp.*..............         181,056
      69,900   Mentor Corp. ...............       2,899,452
       7,400   Meridian Bioscience,
                 Inc. .....................         140,230
       9,400   Neurometrix, Inc.*..........         188,282
       9,800   Oakley, Inc. ...............         166,894
      91,700   OraSure Technologies,
                 Inc.*.....................         916,083
     445,800   Orthovita, Inc.*............       1,751,994
     157,020   PolyMedica Corp.(d).........       5,599,333
      39,700   PSS World Medical, Inc.*....         494,265
       4,000   Somanetics Corp.*...........          89,880
      42,310   SonoSite, Inc.*.............       1,313,302
      75,220   Symmetry Medical, Inc.*.....       1,770,679
      96,230   Syneron Medical, Ltd.
                 (Israel)*(d)..............       3,521,056
      62,200   Techne Corp.*(d)............       2,855,602
     136,400   The Cooper Companies,
                 Inc. .....................       8,301,304
     456,300   The Spectranetics Corp.*....       3,070,899
      73,000   Thoratec Corp.*.............       1,119,820
      49,400   Urologix, Inc.*(d)..........         213,902

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               MEDICAL EQUIPMENT AND SUPPLIES (CONTINUED)
      57,500   Varian Medical Systems,
                 Inc.*(d)..................  $    2,146,475
       4,700   Vital Signs, Inc. ..........         203,604
                                             --------------
                                                 53,176,285
                                             --------------
               METALS AND MINING -- 1.1%
      51,500   Aber Diamond Corp.
                 (Canada)(d)...............       1,585,170
      33,400   Commercial Metals Company...         795,588
      78,400   Meridian Gold, Inc.
                 (Canada)*(d)..............       1,411,200
      84,800   Mueller Industries,
                 Inc.(d)...................       2,298,080
     157,900   Novelis, Inc. (Canada)(d)...       4,054,872
      49,800   NS Group, Inc.*.............       1,618,998
      18,300   Schnitzer Steel Industries,
                 Inc. -- Class A...........         433,710
       6,900   Titanium Metals Corp.*(d)...         391,851
     175,200   Wolverine Tube, Inc.*.......       1,028,424
                                             --------------
                                                 13,617,893
                                             --------------
               OIL AND GAS: EQUIPMENT -- 0.8%
       7,000   Dril-Quip, Inc.*............         203,070
      12,500   Gulf Island Fabrication,
                 Inc. .....................         248,500
       2,900   Hydril Company*.............         157,615
      41,600   Lone Star Technologies,
                 Inc.*.....................       1,892,800
      85,560   Maverick Tube Corp.*........       2,549,688
      93,990   Oil States International,
                 Inc.*.....................       2,365,728
     149,960   Superior Energy Services,
                 Inc.*.....................       2,669,288
                                             --------------
                                                 10,086,689
                                             --------------
               OIL AND GAS: PIPELINES -- 0.0%
      42,900   TransMontaigne, Inc.*.......         450,450
                                             --------------
               OIL, COAL AND GAS -- 5.2%
     283,150   Cabot Oil & Gas Corp. ......       9,825,305
      59,860   Cal Dive International,
                 Inc.*.....................       3,134,868
       4,300   Clayton Williams Energy,
                 Inc.*.....................         128,957
      83,300   Encore Acquisition
                 Company*(d)...............       3,415,300
     252,400   Energy Partners, Ltd.*......       6,615,404
      38,500   Global Industries, Ltd.*....         327,250
     266,700   Grey Wolf, Inc.*............       1,976,247
     148,400   Harvest Natural Resources,
                 Inc.*(d)..................       1,622,012
     101,900   Headwaters, Inc.*(d)........       3,503,322
       5,000   Holly Corp. ................         233,350

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               OIL, COAL AND GAS (CONTINUED)
     110,500   ONEOK, Inc.(d)..............  $    3,607,825
     111,700   Parker Drilling Company*....         783,017
     102,000   Patterson-UTI Energy,
                 Inc. .....................       2,838,660
       3,100   Petroleum Development
                 Corp.*....................          98,735
      16,100   PetroQuest Energy, Inc.*....         105,777
     118,900   Plains Exploration &
                 Production Company*.......       4,224,517
     148,200   Swift Energy Company*.......       5,308,524
      48,200   Todco -- Class A*...........       1,237,294
      56,400   Ultra Petroleum Corp.
                 (Canada)*.................       1,712,304
      52,360   Unit Corp.*.................       2,304,364
     263,700   Vintage Petroleum, Inc. ....       8,034,939
     156,600   Whiting Petroleum Corp.*....       5,686,146
                                             --------------
                                                 66,724,117
                                             --------------
               PHARMACEUTICALS/RESEARCH AND
                 DEVELOPMENT -- 5.8%
     330,100   Abgenix, Inc.*(d)...........       2,832,258
      66,700   Albany Molecular Research,
                 Inc.*.....................         933,800
      84,950   Alexion Pharmaceuticals,
                 Inc.*(d)..................       1,957,248
     111,200   Alpharma, Inc. -- Class A...       1,609,064
     123,989   AtheroGenics, Inc.*(d)......       1,981,344
      69,400   Barr Pharmaceuticals,
                 Inc.*(d)..................       3,382,556
     195,800   Cephalon, Inc.*(d)..........       7,794,798
     257,400   Cubist Pharmaceuticals,
                 Inc.*.....................       3,389,958
      33,100   CV Therapeutics, Inc.*(d)...         742,102
      24,300   deCODE genetics, Inc.*(d)...         228,177
     282,200   Dendreon Corp.*(d)..........       1,475,906
     243,400   DepoMed, Inc.*(d)...........       1,063,658
     138,200   Endo Pharmaceuticals
                 Holdings, Inc.*...........       3,631,896
      20,799   Enzo Biochem, Inc.*(d)......         372,926
     130,300   Enzon Pharmaceuticals,
                 Inc.*.....................         844,344
      72,000   First Horizon Pharmaceutical
                 Corp.*(d).................       1,370,880
      81,700   Human Genome Sciences,
                 Inc.*(d)..................         946,086
      51,400   InterMune, Inc.*(d).........         670,256
     103,400   K-V Pharmaceutical
                 Company -- Class A*.......       1,731,950
      26,700   Lexicon Genetics, Inc.*.....         131,898
      35,000   LifeCell Corp.*.............         553,350

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               PHARMACEUTICALS/RESEARCH AND DEVELOPMENT
                 (CONTINUED)
     328,500   Ligand Pharmaceuticals,
                 Inc. -- Class B*..........  $    2,283,075
      18,200   Millipore Corp.*............       1,032,486
     227,000   Nabi
                 Biopharmaceuticals*(d)....       3,457,210
      39,500   Neurocrine Biosciences,
                 Inc.*.....................       1,661,370
       9,300   Nutraceutical International
                 Corp.*....................         124,155
      14,100   Orchid Cellmark, Inc.*......         152,421
     145,636   Pharmaceutical Product
                 Development, Inc.*........       6,824,503
      18,400   POZEN, Inc.*................         150,880
      36,000   PRA International*..........         964,080
     124,990   Priority Healthcare Corp. --
                 Class B*..................       3,169,746
     176,430   QLT, Inc. (Canada)*.........       1,838,401
      27,600   Regeneron Pharmaceuticals,
                 Inc.*.....................         231,564
     107,150   Rigel Pharmaceuticals,
                 Inc.*.....................       2,134,428
     147,160   Salix Pharmaceuticals,
                 Ltd.*.....................       2,598,846
     220,400   Serologicals Corp.*(d)......       4,683,500
     186,300   Trimeris, Inc.*(d)..........       1,859,274
      36,600   United Therapeutics
                 Corp.*(d).................       1,764,120
       7,900   Valeant Pharmaceuticals
                 International.............         139,277
      41,600   Vertex Pharmaceuticals,
                 Inc.*.....................         700,544
                                             --------------
                                                 73,414,335
                                             --------------
               PRINTING AND PUBLISHING -- 0.5%
     148,300   Bowne & Company, Inc. ......       2,144,418
      12,000   Consolidated Graphics,
                 Inc.*.....................         489,240
      77,700   Scholastic Corp.*...........       2,995,335
       6,300   Valassis Communications,
                 Inc.*.....................         233,415
                                             --------------
                                                  5,862,408
                                             --------------
               REAL ESTATE DEVELOPMENT AND SERVICES -- 0.2%
      29,800   Getty Realty Corp. .........         825,460
      25,700   Jones Lang LaSalle, Inc.*...       1,136,711
      27,300   Trammell Crow Company*......         661,752
                                             --------------
                                                  2,623,923
                                             --------------
               REAL ESTATE INVESTMENT TRUSTS -- 4.0%
      96,800   Aames Investment Corp. .....         940,896
     177,900   Acadia Realty Trust.........       3,317,835
      39,200   American Home Mortgage
                 Investment Corp. .........       1,370,432

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
      27,800   Arbor Realty Trust, Inc. ...  $      797,860
      22,900   Associated Estates Realty
                 Corp. ....................         211,367
       4,000   BRT Realty Trust............          92,600
      17,500   Capital Trust, Inc. -- Class
                 A.........................         584,675
      12,100   Commercial Net Lease
                 Realty....................         247,687
      89,500   Cousins Properties, Inc. ...       2,647,410
       5,200   Digital Realty Trust,
                 Inc. .....................          90,376
      67,700   Entertainment Properties
                 Trust.....................       3,114,200
     120,900   Equity Inns, Inc. ..........       1,607,970
      72,900   Equity One, Inc. ...........       1,654,830
      15,900   FelCor Lodging Trust,
                 Inc.*.....................         230,232
       8,600   Global Signal, Inc. ........         323,790
      18,600   Gramercy Capital Corp. .....         454,956
      29,000   HomeBanc Corp. (Georgia)....         263,610
      21,300   Innkeepers USA Trust........         318,222
     148,470   KKR Financial Corp.*........       3,711,750
      35,500   LaSalle Hotel Properties....       1,164,755
      40,900   LTC Properties, Inc. .......         846,630
     116,600   Maguire Properties, Inc. ...       3,304,444
      32,600   Mid-America Apartment
                 Communities, Inc. ........       1,480,692
       8,200   MortgageIT Holdings,
                 Inc.(d)...................         149,650
      16,500   National Health Realty,
                 Inc. .....................         463,155
      29,900   Newcastle Investment
                 Corp. ....................         901,485
     130,600   OMEGA Healthcare Investors,
                 Inc.(d)...................       1,679,516
      44,900   PS Business Parks, Inc. ....       1,995,805
      68,600   RAIT Investment Trust.......       2,054,570
       3,300   Ramco-Gershenson Properties
                 Trust.....................          96,624
      22,600   Realty Income Corp. ........         565,904
      18,900   Saul Centers, Inc.(d).......         687,015
      53,900   SL Green Realty Corp.(d)....       3,476,550
      11,500   Sovran Self Storage.........         522,790
      60,900   Taubman Centers, Inc. ......       2,076,081
     201,200   U-Store-It Trust............       3,832,860
      68,700   Ventas, Inc. ...............       2,074,740
       6,900   Winston Hotels, Inc. .......          77,694
                                             --------------
                                                 49,431,658
                                             --------------
               REGISTERED INVESTMENT COMPANIES -- 1.0%
       4,900   Apollo Investment Corp. ....          90,307
      77,600   iShares Russell 2000 Growth
                 Index Fund(d).............       5,024,600

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               REGISTERED INVESTMENT COMPANIES (CONTINUED)
     116,100   iShares Russell 2000 Value
                 Index Fund(d).............  $    7,447,815
                                             --------------
                                                 12,562,722
                                             --------------
               RETAIL -- 1.7%
       4,000   BJ'S Wholesale Club,
                 Inc.*.....................         129,960
     187,200   Casey's General Stores,
                 Inc. .....................       3,710,304
       4,500   Conn's, Inc.*...............         110,115
      38,300   Design Within Reach,
                 Inc.*.....................         693,230
      77,200   Dollar Tree Stores,
                 Inc.*(d)..................       1,852,800
      82,900   GameStop Corp. -- Class
                 B*........................       2,478,710
      41,560   Guitar Center, Inc.*........       2,425,857
      40,000   Longs Drug Stores Corp. ....       1,722,000
      46,600   Pantry, Inc.*...............       1,804,818
       6,100   Sonic Automotive, Inc. .....         129,686
      46,000   Trans World Entertainment
                 Corp.*....................         544,180
      38,030   Tuesday Morning Corp. ......       1,198,706
      47,900   Williams-Sonoma, Inc.*......       1,895,403
      95,300   Zale Corp.*.................       3,020,057
                                             --------------
                                                 21,715,826
                                             --------------
               RETAIL: RESTAURANTS -- 2.3%
      97,700   Brinker International,
                 Inc.*.....................       3,912,885
     120,650   CEC Entertainment,
                 Inc.*(d)..................       5,078,158
      99,200   CKE Restaurants, Inc. ......       1,380,864
     353,438   Cosi, Inc.*.................       2,431,653
      32,400   Dave & Buster's, Inc.*......         597,456
      25,900   Jack in the Box, Inc.*......         982,128
      36,100   Lone Star Steakhouse &
                 Saloon, Inc. .............       1,097,801
      33,300   Panera Bread Company --
                 Class A*(d)...............       2,067,431
      35,800   Papa John's International,
                 Inc.*.....................       1,430,926
       7,900   PF Chang's China Bistro,
                 Inc.*(d)..................         465,942
      90,540   RARE Hospitality
                 International, Inc.*......       2,758,754
     148,500   Ruby Tuesday, Inc.(d).......       3,846,150
      96,900   Sonic Corp.*................       2,958,357
                                             --------------
                                                 29,008,505
                                             --------------
               RETAIL: SUPERMARKETS -- 0.1%
      50,200   Pathmark Stores, Inc.*......         439,752
      15,600   Smart & Final, Inc.*........         191,100
      14,600   Spartan Stores, Inc.*.......         214,182

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               RETAIL: SUPERMARKETS (CONTINUED)
      13,200   The Great Atlantic & Pacific
                 Tea Company, Inc.*(d).....  $      383,592
                                             --------------
                                                  1,228,626
                                             --------------
               SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.4%
     164,600   FEI Company*................       3,754,526
      19,500   Hexcel Corp.*...............         329,940
      11,900   Woodward Governor Company...         999,957
                                             --------------
                                                  5,084,423
                                             --------------
               SEMICONDUCTORS -- 4.5%
     127,040   Agere Systems, Inc.*........       1,524,480
     256,900   Altera Corp.*...............       5,091,758
     128,900   AMIS Holdings, Inc.*........       1,719,526
     146,800   Amkor Technology,
                 Inc.*(d)..................         660,600
     150,900   Axcelis Technologies,
                 Inc.*.....................       1,035,174
      13,500   Cohu, Inc. .................         270,675
     401,800   Conexant Systems, Inc.*.....         646,898
      76,700   Cree, Inc.*(d)..............       1,953,549
     214,400   Emulex Corp.*(d)............       3,914,944
     209,400   Genesis Microchip, Inc.*....       3,865,524
     165,700   Intersil Corp. -- Class A...       3,110,189
      11,600   IXYS Corp.*.................         164,488
     131,400   Kulicke and Soffa
                 Industries, Inc.*.........       1,039,374
     172,900   Lattice Semiconductor
                 Corp.*....................         767,676
     260,400   Micrel, Inc.*...............       2,999,808
     189,310   Microsemi Corp.*(d).........       3,559,028
     103,900   MIPS Technologies, Inc.*....         748,080
      10,900   MKS Instruments, Inc.*......         184,101
      34,800   Netlogic Microsystems,
                 Inc.*(d)..................         617,004
     212,000   Novellus Systems, Inc.*.....       5,238,520
     229,000   O2Micro International, Ltd.
                 (Cayman Islands)*.........       3,217,450
     106,900   OmniVision Technologies,
                 Inc.*(d)..................       1,452,771
      85,000   Photronics, Inc.*...........       1,983,900
      67,800   Pixelworks, Inc.*...........         581,724
       5,600   Rudolph Technologies,
                 Inc.*.....................          80,248
      44,400   Sigmatel, Inc.*(d)..........         761,904
     135,690   SiRF Technology Holdings,
                 Inc.*.....................       2,398,999
     286,200   Teradyne, Inc.*(d)..........       3,425,814
      88,190   Ultratech, Inc.*............       1,613,877
      14,300   Veeco Instruments, Inc.*....         232,804

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS (CONTINUED)
     118,510   Volterra Semiconductor
                 Corp.*(d).................  $    1,764,614
                                             --------------
                                                 56,625,501
                                             --------------
               SPORTING GOODS AND EQUIPMENT -- 0.2%
      62,700   Hibbett Sporting Goods,
                 Inc.*.....................       2,372,568
      12,500   The Nautilus Group, Inc. ...         356,250
                                             --------------
                                                  2,728,818
                                             --------------
               TELECOMMUNICATIONS EQUIPMENT AND
                 SERVICES -- 2.6%
      12,300   ADTRAN, Inc. ...............         304,917
     257,700   American Tower Corp. --
                 Class A*(d)...............       5,416,854
      10,700   Anaren, Inc.*...............         140,705
       7,600   Anixter International,
                 Inc.*.....................         282,492
      72,600   Arris Group, Inc.*..........         632,346
     613,700   Avaya, Inc.*................       5,105,984
      51,000   Brightpoint, Inc.*..........       1,131,690
       6,400   Centennial Communications
                 Corp.*....................          88,832
      35,200   Commonwealth Telephone
                 Enterprises, Inc. ........       1,475,232
      92,600   CommScope, Inc.*(d).........       1,612,166
      16,100   CT Communications, Inc. ....         210,105
      51,400   Digi International, Inc.*...         609,604
      43,500   Intervoice, Inc.*...........         375,405
       6,300   Intrado, Inc.*..............          94,248
      10,700   North Pittsburgh Systems,
                 Inc. .....................         209,292
      76,100   Plantronics, Inc. ..........       2,766,996
     424,200   Polycom, Inc.*..............       6,324,822
     579,600   RF Micro Devices, Inc.*.....       3,147,228
      65,700   TALK America Holdings,
                 Inc.*.....................         657,657
     160,400   UbiquiTel, Inc.*............       1,308,864
       9,300   USA Mobility, Inc.*.........         273,048
                                             --------------
                                                 32,168,487
                                             --------------
               TOOLS -- 0.3%
     100,400   Snap-on, Inc. ..............       3,443,720
                                             --------------
               TOYS -- 0.1%
      40,200   JAKKS Pacific, Inc.*(d).....         772,242
                                             --------------

   SHARES                                        VALUE
   ------                                    --------------
               COMMON STOCKS (CONTINUED)
               TRANSPORTATION -- 1.0%
      53,900   General Maritime Corp.
                 (Marshall Islands)(d).....  $    2,285,360
     148,350   Genesee & Wyoming, Inc. --
                 Class A*(d)...............       4,036,604
      20,800   Hub Group, Inc. -- Class
                 A*........................         521,040
      19,000   Landstar System, Inc.*......         572,280
      40,780   Old Dominion Freight Line,
                 Inc.*.....................       1,094,127
      41,900   Swift Transportation
                 Company, Inc.*............         975,851
       4,500   Trico Marine Services,
                 Inc.*.....................          84,600
     191,450   Vitran Corp., Inc. -- Class
                 A (Canada)*...............       3,024,910
                                             --------------
                                                 12,594,772
                                             --------------
               UTILITIES: ELECTRIC -- 1.2%
      52,800   Avista Corp. ...............         981,552
      38,500   Cleco Corp. ................         830,445
      60,100   NorthWestern Corp.(d).......       1,894,352
     281,800   PNM Resources, Inc. ........       8,118,658
     126,500   Sierra Pacific
                 Resources*(d).............       1,574,925
      86,800   Westar Energy, Inc. ........       2,085,804
                                             --------------
                                                 15,485,736
                                             --------------
               UTILITIES: GAS -- 1.0%
      79,200   Atmos Energy Corp. .........       2,280,960
      14,900   Cascade Natural Gas
                 Corp. ....................         305,450
      58,700   New Jersey Resources
                 Corp. ....................       2,832,275
      63,900   Nicor, Inc.(d)..............       2,630,763
     114,900   WGL Holdings, Inc. .........       3,865,236
                                             --------------
                                                 11,914,684
                                             --------------
               TOTAL COMMON STOCKS
                 (Cost $1,066,522,834).....   1,206,413,164
                                             --------------
 PRINCIPAL
 ---------
               SECURITIES LENDING COLLATERAL -- 20.6%
$257,599,303   Securities Lending
                 Collateral Investment
                 (Note 4)
                 (Cost $257,599,303).......     257,599,303
                                             --------------
               US TREASURY SECURITY -- 0.1%
     750,000   US Treasury Bill,
                 2.94%, 09/15/05(f)
                 (Cost $745,345)...........         745,345
                                             --------------
               TOTAL SECURITIES
                 (Cost $1,324,867,482).....   1,464,757,812
                                             --------------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                       VALUE
 ---------                                   --------------
               REPURCHASE AGREEMENT -- 3.4%
$ 42,614,970   With Investors Bank and
                 Trust, dated 06/30/05,
                 2.61%, due 07/01/05,
                 repurchase proceeds at
                 maturity $42,618,059
                 (Collateralized by various
                 Fannie Mae Adjustable Rate
                 Mortgages, 3.92%-4.07%,
                 due 01/01/33-02/01/33,
                 with a total value of
                 $13,648,836, Government
                 National Mortgage
                 Association, 4.00%, due
                 08/20/34, with a value of
                 $19,185,137, and various
                 Small Business
                 Administrations,
                 6.13%-6.63%, due
                 01/25/15-07/25/16, with a
                 total value of
                 $11,911,745) (Cost
                 $42,614,970)..............  $   42,614,970
                                             --------------
               Total Investments -- 120.5%
                 (Cost $1,367,482,452).....   1,507,372,782
               Liabilities less other
                 assets -- (20.5)%.........    (256,518,711)
                                             --------------
               NET ASSETS -- 100.0%........  $1,250,854,071
                                             ==============

The aggregate cost of securities for federal income tax purposes at June 30, 2005 is $1,367,482,452.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation............    $177,153,990
Gross unrealized depreciation............     (37,263,660)
                                             ------------
Net unrealized appreciation..............    $139,890,330
                                             ============

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 94.7%
              APPAREL: MANUFACTURING AND RETAIL -- 9.5%
     29,200   Carter's, Inc.*................  $  1,704,696
     92,600   Coach, Inc.*...................     3,108,582
     81,400   The Warnaco Group, Inc.*.......     1,892,550
     73,600   Urban Outfitters, Inc.*........     4,172,384
                                               ------------
                                                 10,878,212
                                               ------------
              BANKS -- 3.6%
     75,000   Brookline Bancorp, Inc. .......     1,219,500
     19,700   Downey Financial Corp.(d)......     1,442,040
     61,900   Signature Bank*................     1,510,360
                                               ------------
                                                  4,171,900
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 4.2%
     45,100   Advisory Board Company*........     2,198,174
      4,300   Portfolio Recovery Associates,
                Inc.*........................       180,686
     77,800   Resources Connection, Inc.*....     1,807,294
     37,800   TRM Corp.*(d)..................       635,796
                                               ------------
                                                  4,821,950
                                               ------------
              COMMERCIAL SERVICES -- 1.2%
     77,600   Collectors Universe, Inc.*.....     1,359,552
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 3.3%
    123,800   Agile Software Corp.*..........       779,940
    136,800   Interwoven, Inc.*..............     1,030,104
     44,300   Manhattan Associates, Inc.*....       851,003
    213,300   MatrixOne, Inc.*...............     1,066,500
                                               ------------
                                                  3,727,547
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 2.0%
     45,200   NCI Building Systems, Inc.*....     1,482,560
     29,700   Trex Company, Inc.*(d).........       763,290
                                               ------------
                                                  2,245,850
                                               ------------
              ELECTRONICS -- 0.4%
     86,700   Merix Corp.*(d)................       507,195
                                               ------------
              FINANCIAL SERVICES -- 2.9%
     63,500   Westcorp.......................     3,328,670
                                               ------------
              INSURANCE -- 2.9%
     60,100   Delphi Financial Group, Inc. --
                Class A......................     2,653,415
     33,600   Hub International, Ltd.
                (Canada).....................       654,864
                                               ------------
                                                  3,308,279
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              INTERNET SERVICES -- 9.6%
    129,000   Akamai Technologies,
                Inc.*(d).....................  $  1,693,770
     70,500   aQuantive, Inc.*...............     1,249,260
     37,100   Blue Nile, Inc.*(d)............     1,212,799
    230,000   iVillage, Inc.*................     1,375,400
    109,400   Jupitermedia Corp.*(d).........     1,874,022
    108,000   Marchex, Inc. -- Class B*(d)...     1,624,320
    156,100   SupportSoft, Inc.*.............       810,159
    180,600   TIBCO Software, Inc.*..........     1,181,124
                                               ------------
                                                 11,020,854
                                               ------------
              LEISURE AND RECREATION -- 1.3%
     22,400   Four Seasons Hotels, Inc.
                (Canada)(d)..................     1,480,640
                                               ------------
              MANUFACTURING -- 2.7%
     39,950   Engineered Support Systems,
                Inc.(d)......................     1,431,409
     50,700   Lincoln Electric Holdings,
                Inc. ........................     1,680,705
                                               ------------
                                                  3,112,114
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 4.8%
    138,400   Align Technology, Inc.*(d).....     1,020,008
     86,800   Animas Corp.*(d)...............     1,749,020
    110,300   Conceptus, Inc.*(d)............       623,195
     45,000   Conor Medsystems, Inc.*........       690,750
     50,675   Immucor, Inc.*.................     1,467,041
                                               ------------
                                                  5,550,014
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 16.6%
     87,800   Amylin Pharmaceuticals,
                Inc.*(d).....................     1,837,654
    110,300   CV Therapeutics, Inc.*(d)......     2,472,925
     48,600   Digene Corp.*..................     1,345,248
    122,600   Dyax Corp.*....................       578,672
    104,600   Encysive Pharmaceuticals,
                Inc.*........................     1,130,726
    160,800   Isolagen, Inc.*(d).............       659,280
     38,600   Medicis Pharmaceuticals
                Corp. -- Class A(d)..........     1,224,778
     60,600   MGI Pharma, Inc.*(d)...........     1,318,656
    120,000   Nektar Therapeutics*...........     2,020,800
     88,400   POZEN, Inc.*...................       724,880
     83,000   Protein Design Labs,
                Inc.*(d).....................     1,677,430
     58,500   Rigel Pharmaceuticals, Inc.*...     1,165,320

                       See notes to financial statements.

                           SMALL-CAP GROWTH PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT (CONTINUED)
     34,400   SeraCare Life Sciences,
                Inc.*........................  $    481,256
     47,700   United Therapeutics
                Corp.*(d)....................     2,299,140
                                               ------------
                                                 18,936,765
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 1.0%
     36,600   RAIT Investment Trust..........     1,096,170
                                               ------------
              RETAIL -- 5.6%
     44,350   America's Car-Mart, Inc.*......       998,319
     39,800   Build-A-Bear-Workshop,
                Inc.*(d).....................       933,310
     52,700   First Cash Financial Services,
                Inc.*........................     1,126,199
     36,800   Guitar Center, Inc.*...........     2,148,016
     25,300   Tractor Supply Company*........     1,242,230
                                               ------------
                                                  6,448,074
                                               ------------
              RETAIL: RESTAURANTS -- 6.1%
      5,600   BJ's Restaurants, Inc.*........       113,904
     40,500   CEC Entertainment, Inc.*.......     1,704,645
     44,300   RARE Hospitality International,
                Inc.*........................     1,349,821
     58,400   Sonic Corp.*...................     1,782,952
     59,050   The Cheesecake Factory,
                Inc.*(d).....................     2,050,807
                                               ------------
                                                  7,002,129
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 1.2%
     51,900   Cymer, Inc.*(d)................     1,367,565
                                               ------------
              SEMICONDUCTORS -- 8.8%
     81,300   Integrated Device Technology,
                Inc.*(d).....................       873,975
    141,000   Mattson Technology, Inc.*......     1,009,560
    167,100   O2Micro International, Ltd.
                (Cayman Islands)*............     2,347,755
     61,500   Power Integrations, Inc.*(d)...     1,326,555
     84,400   SiRF Technology Holdings,
                Inc.*........................     1,492,192
     80,800   Skyworks Solutions, Inc.*......       595,496
     72,400   Tessera Technologies, Inc.*....     2,418,884
                                               ------------
                                                 10,064,417
                                               ------------
              SPORTING GOODS AND EQUIPMENT -- 3.1%
     92,475   Hibbett Sporting Goods,
                Inc.*........................     3,499,254
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 1.0%
     45,000   InPhonic, Inc.*(d).............       692,100
    147,300   NMS Communications Corp.*......       421,278
                                               ------------
                                                  1,113,378
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              TRANSPORTATION -- 2.9%
     56,050   Knight Transportation, Inc. ...  $  1,363,697
     36,200   Old Dominion Freight Line,
                Inc.*........................       971,246
     60,100   Universal Truckload Services,
                Inc.*........................     1,015,089
                                               ------------
                                                  3,350,032
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $98,589,444).................   108,390,561
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 26.8%
$30,669,845   Securities Lending Collateral
                Investment (Note 4)
                (Cost $30,669,845)...........    30,669,845
                                               ------------
              TOTAL SECURITIES (Cost
                $129,259,289)................   139,060,406
                                               ------------
              REPURCHASE AGREEMENT -- 5.2%
  5,952,517   With Investors Bank and Trust,
                dated 06/30/05, 2.61%, due
                07/01/05, repurchase proceeds
                at maturity $5,952,949
                (Collateralized by Small
                Business Administration,
                5.63%, due 02/25/27, with a
                value of $6,250,143) (Cost
                $5,952,517)..................     5,952,517
                                               ------------
              Total Investments -- 126.7%
                (Cost $135,211,806)..........   145,012,923
              Liabilities less other
                assets -- (26.7)%............   (30,526,585)
                                               ------------
              NET ASSETS -- 100.0%...........  $114,486,338
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2005 is $135,211,806.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $17,977,646
    Gross unrealized depreciation...........   (8,176,529)
                                              -----------
    Net unrealized appreciation.............  $ 9,801,117
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 99.5%
              AEROSPACE AND DEFENSE -- 2.5%
     93,500   Goodrich Corp. ................  $  3,829,760
     83,050   The Boeing Company.............     5,481,300
                                               ------------
                                                  9,311,060
                                               ------------
              AGRICULTURE -- 0.9%
     52,820   Monsanto Company...............     3,320,793
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 5.9%
    155,160   Chico's FAS, Inc.*(d)..........     5,318,885
    220,960   Coach, Inc.*...................     7,417,627
     61,400   Nike, Inc. -- Class B..........     5,317,240
     61,490   Urban Outfitters, Inc.*........     3,485,868
                                               ------------
                                                 21,539,620
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES -- 0.9%
     46,500   Toyota Motor Corp. (ADR)
                (Japan)......................     3,324,285
                                               ------------
              BROADCAST SERVICES/MEDIA -- 1.3%
    725,540   Sirius Satellite Radio,
                Inc.*(d).....................     4,701,499
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 0.9%
     57,000   Fluor Corp. ...................     3,282,630
                                               ------------
              CHEMICALS -- 1.1%
     57,000   Ashland, Inc.*.................     4,096,590
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 2.7%
    137,250   Cognizant Technology Solutions
                Corp. -- Class A*............     6,468,593
     58,700   Electronic Arts, Inc.*.........     3,323,007
                                               ------------
                                                  9,791,600
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 6.0%
     87,040   Apple Computer, Inc.*..........     3,203,942
    265,090   Dell, Inc.*....................    10,473,707
    609,340   EMC Corp. (Massachusetts)*.....     8,354,051
                                               ------------
                                                 22,031,700
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 0.9%
     91,000   DR Horton, Inc. ...............     3,422,510
                                               ------------
              CONSUMER GOODS AND SERVICES -- 7.2%
     51,510   Fortune Brands, Inc. ..........     4,574,088
    632,710   General Electric Company.......    21,923,402
                                               ------------
                                                 26,497,490
                                               ------------
              ELECTRONICS -- 1.2%
    331,620   Flextronics International,
                Ltd. (Singapore)*............     4,380,700
                                               ------------

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES -- 4.8%
     16,970   Chicago Mercantile Exchange
                Holdings, Inc.(d)............  $  5,014,635
     31,380   Legg Mason, Inc.(d)............     3,266,972
     70,000   SEI Investments Company........     2,614,500
    108,600   T Rowe Price Group, Inc. ......     6,798,360
                                               ------------
                                                 17,694,467
                                               ------------
              FOOD AND BEVERAGE -- 0.9%
    111,180   Constellation Brands,
                Inc. -- Class A*.............     3,279,810
                                               ------------
              INTERNET SERVICES -- 9.5%
     36,120   Google, Inc. -- Class A*(d)....    10,624,697
    283,260   Juniper Networks, Inc.*........     7,132,487
    146,270   Monster Worldwide, Inc.*.......     4,195,024
    163,330   VeriSign, Inc.*................     4,697,371
    236,270   YAHOO!, Inc.*..................     8,186,756
                                               ------------
                                                 34,836,335
                                               ------------
              LEISURE AND RECREATION -- 2.4%
     53,000   Marriott International, Inc. --
                Class A......................     3,615,660
    130,100   MGM MIRAGE*(d).................     5,149,358
                                               ------------
                                                  8,765,018
                                               ------------
              MACHINERY -- 2.5%
     54,300   Caterpillar, Inc. .............     5,175,333
    124,000   Joy Global, Inc. ..............     4,165,160
                                               ------------
                                                  9,340,493
                                               ------------
              MANUFACTURING -- 0.8%
     14,470   Danaher Corp. .................       757,360
     22,450   ITT Industries, Inc. ..........     2,191,793
                                               ------------
                                                  2,949,153
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 3.9%
     60,940   Medco Health Solutions,
                Inc.*(d).....................     3,251,758
     77,000   UnitedHealth Group, Inc. ......     4,014,780
    101,100   WellPoint, Inc.*...............     7,040,604
                                               ------------
                                                 14,307,142
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 5.0%
     82,660   CR Bard, Inc. .................     5,497,717
    199,380   Johnson & Johnson..............    12,959,700
                                               ------------
                                                 18,457,417
                                               ------------

                       See notes to financial statements.

                          AGGRESSIVE EQUITY PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              OIL AND GAS: PIPELINES -- 1.0%
     55,700   Questar Corp. .................  $  3,670,630
                                               ------------
              OIL, COAL AND GAS -- 1.3%
     89,000   Peabody Energy Corp. ..........     4,631,560
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 10.7%
    108,000   Amgen, Inc.*...................     6,529,680
    158,190   Caremark Rx, Inc.*.............     7,042,619
     98,700   Genentech, Inc.*...............     7,923,636
     95,280   Genzyme Corp.*.................     5,725,375
    161,570   Gilead Sciences, Inc.*.........     7,107,464
     83,600   Sepracor, Inc.*................     5,016,836
                                               ------------
                                                 39,345,610
                                               ------------
              RETAIL -- 0.9%
     49,000   Best Buy Company, Inc. ........     3,358,950
                                               ------------
              RETAIL: RESTAURANTS -- 3.0%
     85,140   Starbucks Corp.*...............     4,398,332
    130,600   YUM! Brands, Inc. .............     6,801,648
                                               ------------
                                                 11,199,980
                                               ------------
              RETAIL: SUPERMARKETS -- 0.8%
     25,400   Whole Foods Market, Inc. ......     3,004,820
                                               ------------
              SCIENTIFIC AND TECHNICAL INSTRUMENTS -- 0.7%
     38,903   Fisher Scientific
                International,
                Inc.*(d).....................     2,524,805
                                               ------------
              SEMICONDUCTORS -- 12.2%
    446,510   Applied Materials, Inc. .......     7,224,532
    222,580   Broadcom Corp. -- Class A*.....     7,903,816
    690,590   Intel Corp. ...................    17,996,775
    134,280   Marvell Technology Group,
                Ltd. (Bermuda)*..............     5,108,011
    242,060   Texas Instruments, Inc. .......     6,794,624
                                               ------------
                                                 45,027,758
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 7.6%
     86,480   America Movil SA de CV --
                Series L (ADR) (Mexico)......     5,155,073
    201,000   Comverse Technology,
                Inc.*(d).....................     4,753,650

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES (CONTINUED)
    401,720   Corning, Inc.*.................  $  6,676,586
     62,500   NII Holdings, Inc.*(d).........     3,996,250
    235,000   Nokia Oyj (ADR) (Finland)......     3,910,400
    388,000   Tellabs, Inc.*.................     3,375,600
                                               ------------
                                                 27,867,559
                                               ------------
              TOTAL COMMON STOCKS (Cost
                $329,560,519)................   365,961,984
                                               ------------
 PRINCIPAL
 ---------
              SECURITIES LENDING COLLATERAL -- 12.3%
$45,336,885   Securities Lending Collateral
              Investment (Note 4)
                (Cost $45,336,885)...........    45,336,885
                                               ------------
              TOTAL SECURITIES (Cost
                $374,897,404)................   411,298,869
                                               ------------
              REPURCHASE AGREEMENT -- 1.0%
  3,565,577   With Investors Bank and Trust,
                dated 06/30/05, 2.61%, due
                07/01/05, repurchase proceeds
                at maturity $3,565,836
                (Collateralized by Small
                Business Administration,
                6.60%, due 03/25/16, with a
                value of $3,743,856) (Cost
                $3,565,577)..................     3,565,577
                                               ------------
              Total Investments -- 112.8%
                (Cost $378,462,981)..........   414,864,446
              Liabilities less other
                assets -- (12.8)%............   (46,914,640)
                                               ------------
              NET ASSETS -- 100.0%...........  $367,949,806
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2005 is $378,462,981.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation...........  $39,847,718
    Gross unrealized depreciation...........   (3,446,253)
                                              -----------
    Net unrealized appreciation.............  $36,401,465
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES -- 90.9%
              ADVERTISING -- 0.5%
$ 1,370,000   Advanstar Communications, Inc.,
                10.75%, 08/15/10.............  $  1,503,575
    455,000   WDAC Subsidiary Corp. -- 144A,
                8.38%, 12/01/14..............       436,800
                                               ------------
                                                  1,940,375
                                               ------------
              AEROSPACE AND DEFENSE -- 0.3%
    395,000   Argo-Tech Corp.,
                9.25%, 06/01/11..............       430,550
    415,000   Armor Holdings, Inc.,
                8.25%, 08/15/13..............       450,794
    210,000   B/E Aerospace, Series B,
                8.00%, 03/01/08..............       211,050
                                               ------------
                                                  1,092,394
                                               ------------
              AGRICULTURAL EQUIPMENT -- 0.3%
    940,000   Case New Holland, Inc. -- 144A,
                9.25%, 08/01/11..............       991,700
                                               ------------
              AIRLINES -- 1.6%
    920,000   American Airlines, Inc.,
                8.61%, 04/01/11..............       863,190
  1,700,000   American Airlines, Inc., Series
                2001-2,
                7.80%, 10/01/06..............     1,616,609
    295,000   American Airlines, Inc., Series
                2001-2,
                7.86%, 10/01/11..............       311,769
  1,505,000   AMR Corp.,
                9.00%, 08/01/12..............     1,188,950
  1,433,626   Continental Airlines, Inc.,
                Series 2001-1,
                7.03%, 06/15/11..............     1,204,740
    500,000   Delta Air Lines, Inc.,
                7.90%, 12/15/09..............       180,000
    495,000   Delta Air Lines, Inc. -- 144A,
                9.50%, 11/18/08..............       405,900
     45,000   Delta Air Lines, Inc.,
                Series 2000-1,
                7.78%, 11/18/05..............        39,213
    140,000   Northwest Airlines, Inc.,
                8.88%, 06/01/06..............        89,600
                                               ------------
                                                  5,899,971
                                               ------------
              APPAREL: MANUFACTURING AND RETAIL -- 3.2%
  1,330,000   GFSI, Inc., Series B,
                9.63%, 03/01/07..............     1,216,950
  1,810,000   Levi Strauss & Company,
                12.25%, 12/15/12.............     1,986,475

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              APPAREL: MANUFACTURING AND RETAIL (CONTINUED)
$   895,000   Levi Strauss & Company,
                9.75%, 01/15/15..............  $    892,763
  1,740,000   Levi Strauss & Company,
                Floating Rate,
                7.73%, 04/01/12(b)...........     1,653,000
  1,485,000   Oxford Industries, Inc.,
                8.88%, 06/01/11..............     1,596,375
  2,300,000   Perry Ellis International,
                Inc., Series B,
                8.88%, 09/15/13..............     2,311,499
    490,000   Phillips Van-Heusen Corp.,
                7.25%, 02/15/11..............       516,950
    685,000   Phillips Van-Heusen Corp.,
                8.13%, 05/01/13..............       744,938
    875,000   William Carter, Series B,
                10.88%, 08/15/11.............       984,515
                                               ------------
                                                 11,903,465
                                               ------------
              AUTOMOBILE: RENTAL -- 0.1%
    330,000   Williams Scotsman, Inc.,
                10.00%, 08/15/08.............       364,693
                                               ------------
              AUTOMOBILES/MOTOR VEHICLES -- 0.5%
    565,000   Navistar International,
                7.50%, 06/15/11..............       579,125
  1,270,000   Navistar International -- 144A,
                6.25%, 03/01/12..............     1,231,900
                                               ------------
                                                  1,811,025
                                               ------------
              AUTOMOTIVE EQUIPMENT -- 2.7%
  2,110,000   Collins & Aikman Products
                Company, Series B,
                9.75%, 02/15/10..............     2,194,399
    395,000   Commercial Vehicle
                Group -- 144A,
                8.00%, 07/01/13..............       403,888
  1,585,000   Delphi Corp.,
                6.55%, 06/15/06..............     1,549,338
  1,100,000   Delphi Corp. (Loan
                Participation), Tranche B,
                9.74%, 06/14/11..............     1,128,875
    155,000   Dura Operating Corp., Series D,
                9.00%, 05/01/09..............       108,500
    270,000   Keystone Automotive Operations,
                Inc.,
                9.75%, 11/01/13..............       268,650
  1,210,000   Metaldyne Corp. -- 144A,
                10.00%, 11/01/13.............       998,250
    260,000   Rexnord Corp.,
                10.13%, 12/15/12.............       286,000

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              AUTOMOTIVE EQUIPMENT (CONTINUED)
$ 1,000,000   Tenneco Automotive, Inc.,
                8.63%, 11/15/14..............  $  1,010,000
    945,000   Tenneco Automotive, Inc.,
                Series B,
                10.25%, 07/15/13.............     1,072,575
    354,000   TRW Automotive, Inc.,
                11.00%, 02/15/13.............       408,870
    680,000   Visteon Corp.,
                8.25%, 08/01/10..............       632,400
                                               ------------
                                                 10,061,745
                                               ------------
              BROADCAST SERVICES/MEDIA -- 6.2%
  1,595,000   Adelphia Communications,
                10.25%, 11/01/06(h)..........     1,363,725
    840,000   Adelphia Communications,
                10.25%, 06/15/11(h)..........       758,100
    305,000   Adelphia Communications, Series
                B,
                9.25%, 10/01/02(h)(p)........       263,825
  1,575,000   Charter Communications Holdings
                II,
                10.25%, 09/15/10.............     1,600,593
  1,975,000   Charter Communications Holdings
                LLC,
                10.25%, 01/15/10.............     1,476,313
    900,000   Charter Communications Holdings
                LLC,
                11.13%, 01/15/11.............       677,250
    285,000   Charter Communications Holdings
                LLC,
                10.00%, 05/15/11.............       209,475
    385,000   Charter Communications
                Holdings/Charter Capital,
                11.75%, 01/15/10.............       304,150
  1,740,000   Coleman Cable, Inc. -- 144A,
                9.88%, 10/01/12..............     1,557,299
  1,030,000   CSC Holdings, Inc.,
                10.50%, 05/15/16.............     1,112,400
    965,000   CSC Holdings, Inc. -- 144A,
                6.75%, 04/15/12..............       911,925
    195,000   CSC Holdings, Inc., Series B,
                7.63%, 04/01/11..............       193,538
    570,000   Fisher Communications, Inc.,
                8.63%, 09/15/14..............       607,763
  4,625,000   Insight Communications Company,
                Inc.,
                zero coupon, 02/15/11(g).....     4,659,687
  2,040,000   Kabel Deutschland GMBH -- 144A
                (Germany),
                10.63%, 07/01/14.............     2,223,599

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              BROADCAST SERVICES/MEDIA (CONTINUED)
$   570,000   LBI Media, Inc.,
                zero coupon, 10/15/13(g).....  $    425,363
  1,655,000   Nexstar Financial Holdings LLC,
                Inc.,
                zero coupon, 04/01/13(g).....     1,251,594
    835,000   Nextmedia Operating, Inc.,
                10.75%, 07/01/11.............       911,194
  1,300,000   ONO Finance PLC (United
                Kingdom),
                14.00%, 02/15/11.............     1,465,750
    430,000   ONO Finance PLC (United
                Kingdom),
                14.00%, 02/15/11(j)(q).......       578,194
    465,000   Paxson Communications Corp.,
                10.75%, 07/15/08.............       460,350
    190,000   Paxson Communications Corp.,
                zero coupon, 01/15/09(g).....       178,600
                                               ------------
                                                 23,190,687
                                               ------------
              BUSINESS SERVICES AND SUPPLIES -- 1.0%
  1,500,000   Affinity Group, Inc.,
                9.00%, 02/15/12..............     1,526,250
  2,010,000   Quintiles Transnational Corp.,
                10.00%, 10/01/13.............     2,211,000
                                               ------------
                                                  3,737,250
                                               ------------
              CHEMICALS -- 5.2%
    260,000   Acetex Corp. (Canada),
                10.88%, 08/01/09.............       274,300
     87,000   Avecia Group PLC (United
                Kingdom),
                11.00%, 07/01/09.............        89,066
    655,000   Equistar Chemical/Funding,
                10.63%, 05/01/11.............       726,231
    720,000   Hercules, Inc.,
                11.13%, 11/15/07.............       816,300
  1,086,000   Huntsman LLC,
                11.63%, 10/15/10.............     1,277,408
    760,000   IMC Global, Inc.,
                10.88%, 08/01/13.............       894,900
  1,675,000   IMC Global, Inc., Series B,
                11.25%, 06/01/11.............     1,859,250
    220,000   Innophos, Inc. -- 144A,
                8.88%, 08/15/14..............       225,500
    320,000   Lyondell Chemical Company,
                11.13%, 07/15/12.............       364,800
  1,301,000   Lyondell Chemical Company,
                10.50%, 06/01/13.............     1,494,524
  2,408,000   Nalco Company,
                8.88%, 11/15/13..............     2,594,619

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CHEMICALS (CONTINUED)
$ 2,900,000   OM Group, Inc.,
                9.25%, 12/15/11..............  $  2,914,499
    765,000   PolyOne Corp.,
                10.63%, 05/15/10.............       812,813
    105,000   PolyOne Corp.,
                8.88%, 05/01/12..............       104,213
    135,000   Polypore, Inc.,
                8.75%, 05/15/12..............       126,900
    380,000   PQ Corp. -- 144A,
                7.50%, 02/15/13..............       375,250
  1,535,000   Rhodia SA (France),
                10.25%, 06/01/10.............     1,653,963
  1,575,000   Rockwood Specialties Corp.,
                10.63%, 05/15/11.............     1,744,313
  1,455,000   UAP Holding Corp.,
                zero coupon, 07/15/12(g).....     1,200,375
                                               ------------
                                                 19,549,224
                                               ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.2%
    560,000   Danka Business Systems (United
                Kingdom),
                11.00%, 06/15/10.............       450,800
    190,000   Stratus Technologies, Inc.,
                10.38%, 12/01/08.............       185,250
                                               ------------
                                                    636,050
                                               ------------
              COMPUTERS AND OFFICE EQUIPMENT -- 0.6%
  1,800,000   Interface, Inc.,
                10.38%, 02/01/10.............     1,989,000
    170,000   Interface, Inc.,
                9.50%, 02/01/14..............       174,250
                                               ------------
                                                  2,163,250
                                               ------------
              CONSTRUCTION SERVICES AND SUPPLIES -- 1.3%
  1,590,000   Dayton Superior Corp.,
                10.75%, 09/15/08.............     1,661,550
  1,470,000   Nortek, Inc.,
                8.50%, 09/01/14..............     1,374,450
    815,000   Ply Gem Industries, Inc.,
                9.00%, 02/15/12..............       692,750
  1,100,000   RMCC Acquisition
                Company -- 144A,
                9.50%, 11/01/12..............     1,056,000
    155,000   Texas Industries, Inc. -- 144A,
                7.25%, 07/15/13..............       159,650
                                               ------------
                                                  4,944,400
                                               ------------
              CONSUMER GOODS AND SERVICES -- 0.7%
    595,000   Del Laboratories, Inc.,
                8.00%, 02/01/12..............       514,675

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              CONSUMER GOODS AND SERVICES (CONTINUED)
$   695,000   Fedders North America,
                9.88%, 03/01/14..............  $    455,225
    295,000   Jostens Holding Corp.,
                zero coupon, 12/01/13(g).....       209,450
  1,280,000   Spectrum Brands, Inc. -- 144A,
                7.38%, 02/01/15..............     1,244,800
    303,000   WH Holdings, Ltd. (Cayman
                Islands)/WH Capital Corp.,
                9.50%, 04/01/11..............       325,725
                                               ------------
                                                  2,749,875
                                               ------------
              CONTAINERS AND PACKAGING -- 2.6%
    365,000   Crown European Holdings SA
                (France),
                9.50%, 03/01/11..............       405,150
  1,990,000   Crown European Holdings SA
                (France),
                10.88%, 03/01/13.............     2,348,200
    995,000   Intertape Polymer US, Inc.,
                8.50%, 08/01/14..............       990,986
    300,000   Kappa Beheer BV (The
                Netherlands),
                10.63%, 07/15/09.............       310,500
  1,215,000   Pliant Corp.,
                11.13%, 09/01/09.............     1,190,700
    999,905   Pliant Corp. -- 144A,
                11.63%, 06/15/09(o)..........     1,074,898
    870,000   Smurfit-Stone Container Corp.,
                9.25%, 02/01/08..............       913,500
    960,000   Solo Cup Company,
                8.50%, 02/15/14..............       902,400
  1,250,000   Stone Container Finance Company
                of Canada (Canada),
                7.38%, 07/15/14..............     1,181,250
    235,000   US Can Corp.,
                10.88%, 07/15/10.............       246,163
                                               ------------
                                                  9,563,747
                                               ------------
              DISTRIBUTION -- 0.3%
    916,000   Jafra Cosmetics International,
                10.75%, 05/15/11.............     1,030,500
                                               ------------
              EDUCATION -- 0.2%
    740,000   Knowledge Learning
                Center -- 144A,
                7.75%, 02/01/15..............       710,400
                                               ------------
              ELECTRONICS -- 0.1%
    550,000   Muzak LLC,
                10.00%, 02/15/09.............       459,250
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              ENVIRONMENTAL WASTE MANAGEMENT AND RECYCLING
                SERVICES -- 1.5%
$   625,000   Aleris International, Inc.,
                10.38%, 10/15/10.............  $    689,063
    651,000   Aleris International, Inc.,
                9.00%, 11/15/14..............       677,040
  2,630,000   Allied Waste North America,
                Inc., Series B,
                8.88%, 04/01/08..............     2,774,650
  1,555,000   Waste Services, Inc. -- 144A
                (Canada),
                9.50%, 04/15/14..............     1,547,225
                                               ------------
                                                  5,687,978
                                               ------------
              EQUIPMENT RENTAL AND LEASING -- 1.1%
  1,100,000   Neff Rental, Inc./
                Neff Finance -- 144A,
                11.25%, 06/15/12.............     1,100,000
  1,425,000   The Greenbrier
                Companies, Inc. -- 144A,
                8.38%, 05/15/15..............     1,457,062
    235,000   United Rentals North
                America, Inc.,
                6.50%, 02/15/12..............       232,356
    365,000   United Rentals North
                America, Inc.,
                7.75%, 11/15/13..............       360,438
  1,065,000   United Rentals North
                America, Inc.,
                7.00%, 02/15/14..............     1,019,738
                                               ------------
                                                  4,169,594
                                               ------------
              FINANCIAL SERVICES -- 5.4%
    600,000   Alamosa Delaware, Inc.,
                zero coupon, 07/31/09(g).....       664,500
  2,050,000   Alamosa Delaware, Inc.,
                11.00%, 07/31/10.............     2,308,813
  1,335,000   BCP US Crystal Holdings Corp.,
                9.63%, 06/15/14..............     1,501,875
    385,000   Dana Credit Corp. -- 144A,
                8.38%, 08/15/07..............       394,387
  1,400,000   E*TRADE Financial Corp.,
                8.00%, 06/15/11..............     1,480,500
  4,555,000   Ford Motor Credit Company,
                7.88%, 06/15/10..............     4,505,787
    200,000   General Motors Acceptance
                Corp.,
                6.13%, 09/15/06..............       200,200
  1,900,000   General Motors Acceptance
                Corp.,
                7.25%, 03/02/11..............     1,783,587
  1,540,000   General Motors Acceptance
                Corp.,
                7.00%, 02/01/12..............     1,421,414

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
$ 2,300,000   Masonite International Corp.
                (Bridge Loan),
                9.38%, 10/06/06..............  $  2,300,000
  2,735,000   REFCO Finance Holdings,
                9.00%, 08/01/12..............     2,912,774
    620,000   Residential Capital
                Corp. -- 144A,
                6.88%, 06/30/15..............       634,793
                                               ------------
                                                 20,108,630
                                               ------------
              FOOD AND BEVERAGE -- 1.5%
  1,280,000   American Seafood Group LLC,
                10.13%, 04/15/10.............     1,372,800
  1,550,000   ASG Consolidated LLC/ASG
                Finance, Inc.,
                zero coupon, 11/01/11(g).....     1,119,875
  1,415,000   Pierre Foods, Inc.,
                9.88%, 07/15/12..............     1,468,063
  1,355,000   Pinnacle Foods Holding Corp.,
                8.25%, 12/01/13..............     1,219,500
    357,000   United Agriculture Products,
                8.25%, 12/15/11..............       371,280
                                               ------------
                                                  5,551,518
                                               ------------
              FUNERAL SERVICES -- 0.3%
  1,090,000   Service Corp.
                International -- 144A,
                7.00%, 06/15/17..............     1,125,425
                                               ------------
              LEISURE AND RECREATION -- 5.3%
  1,415,000   AMC Entertainment, Inc.,
                9.88%, 02/01/12..............     1,411,463
    215,000   Hollywood Casino Shreveport,
                13.00%, 08/01/06(h)..........       176,300
  2,100,000   Inn of The Mountain Gods,
                12.00%, 11/15/10.............     2,435,999
  2,155,000   LCE Acquisition Corp. -- 144A,
                9.00%, 08/01/14..............     2,095,738
  1,460,000   Majestic Star Casino LLC,
                9.50%, 10/15/10..............     1,511,100
    460,000   Mohegan Tribal Gaming
                Authority,
                8.00%, 04/01/12..............       494,500
  1,070,000   OED Corp./Diamond JO,
                8.75%, 04/15/12..............     1,003,125
    120,000   Premier Entertainment LLC
                (Biloxi) Financial,
                10.75%, 02/01/12.............       117,000
    250,000   Resort International
                Hotel/Casino (Loan
                Participation),
                8.81%, 03/22/13..............       250,781

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              LEISURE AND RECREATION (CONTINUED)
$   565,000   Seneca Gaming Corp.,
                7.25%, 05/01/12..............  $    586,894
    930,000   Seneca Gaming Corp. -- 144A,
                7.25%, 05/01/12..............       966,038
    500,000   Station Casinos, Inc. -- 144A,
                6.88%, 03/01/16..............       516,250
  2,560,000   Trump Entertainment Resorts,
                Inc.,
                8.50%, 06/01/15..............     2,511,999
  1,807,000   Waterford Gaming LLC -- 144A,
                8.63%, 09/15/12..............     1,919,938
  3,930,000   Wynn Las Vegas LLC/Capital
                Corp. -- 144A,
                6.63%, 12/01/14..............     3,841,574
                                               ------------
                                                 19,838,699
                                               ------------
              MACHINERY -- 0.9%
    620,000   Flowserve Corp.,
                12.25%, 08/15/10.............       672,700
    745,000   Terex Corp., Series B,
                10.38%, 04/01/11.............       812,050
    305,000   The Manitowoc Company, Inc.,
                10.50%, 08/01/12.............       346,175
  1,570,000   Thermadyne Holdings Corp.,
                9.25%, 02/01/14..............     1,460,100
                                               ------------
                                                  3,291,025
                                               ------------
              MANUFACTURING -- 2.0%
    455,000   Aearo Company I,
                8.25%, 04/15/12..............       457,275
    800,000   Amsted Industries,
                Inc. -- 144A,
                10.25%, 10/15/11.............       868,000
  3,585,000   Dresser, Inc.,
                9.38%, 04/15/11..............     3,791,137
    515,000   Goodman Global Holding
                Company -- 144A,
                Floating Rate,
                6.41%, 06/15/12(n)...........       509,850
     15,000   Koppers, Inc.,
                9.88%, 10/15/13..............        16,275
    720,000   MAAX Corp. (Canada),
                9.75%, 06/15/12..............       639,000
  1,035,000   Samsonite Corp.,
                8.88%, 06/01/11..............     1,104,863
    720,000   Venture Holdings Trust, Series
                B,
                9.50%, 02/01/06(h)...........         3,600
                                               ------------
                                                  7,390,000
                                               ------------
              MEDICAL AND OTHER HEALTH SERVICES -- 2.1%
  1,250,000   Ardent Health Services,
                10.00%, 08/15/13.............     1,517,188

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              MEDICAL AND OTHER HEALTH SERVICES (CONTINUED)
$   270,000   Concentra Operating Corp.,
                9.50%, 08/15/10..............  $    288,900
    220,000   Concentra Operating Corp.,
                9.13%, 06/01/12..............       234,300
    700,000   HEALTHSOUTH Corp.,
                8.38%, 10/01/11..............       698,250
    985,000   HEALTHSOUTH Corp.,
                7.63%, 06/01/12..............       960,375
    800,000   National Mentor, Inc. -- 144A,
                9.63%, 12/01/12..............       846,000
    315,000   Psychiatric Solutions,
                Inc. -- 144A,
                7.75%, 07/15/15..............       317,756
  1,570,000   US Oncology, Inc.,
                9.00%, 08/15/12..............     1,687,750
  1,345,000   US Oncology, Inc.,
                10.75%, 08/15/14.............     1,472,775
                                               ------------
                                                  8,023,294
                                               ------------
              MEDICAL EQUIPMENT AND SUPPLIES -- 1.6%
  1,345,000   CDRV Investors, Inc. -- 144A,
                zero coupon, 01/01/15(g).....       665,775
    870,000   Inverness Medical Innovations,
                8.75%, 02/15/12..............       867,825
    710,000   Medical Device Manufacturing,
                Inc., Series B,
                10.00%, 07/15/12.............       766,800
  1,375,000   Medquest, Inc., Series B,
                11.88%, 08/15/12.............     1,306,250
  1,085,000   Norcross Safety Products LLC --
                Series B,
                9.88%, 08/15/11..............     1,139,250
    175,000   Rotech Healthcare, Inc.,
                9.50%, 04/01/12..............       188,125
    350,000   Safety Products
                Holdings -- 144A,
                11.75%, 01/01/12(o)..........       335,125
    885,000   VWR International, Inc.,
                8.00%, 04/15/14..............       847,388
                                               ------------
                                                  6,116,538
                                               ------------
              METALS AND MINING -- 1.7%
    630,000   Chaparral Steel
                Company -- 144A,
                10.00%, 07/15/13.............       636,300
  1,349,000   Ispat Inland ULC,
                9.75%, 04/01/14..............     1,578,330
  1,635,000   Mueller Group, Inc.,
                10.00%, 05/01/12.............     1,724,924
  1,240,000   Mueller Holdings (NA), Inc.,
                zero coupon, 04/15/14(g).....       911,400

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              METALS AND MINING (CONTINUED)
$ 1,130,000   Novelis, Inc. -- 144A (Canada),
                7.25%, 02/15/15..............  $  1,139,888
    375,000   Oregon Steel Mills, Inc.,
                10.00%, 07/15/09.............       405,938
                                               ------------
                                                  6,396,780
                                               ------------
              OIL AND GAS: PIPELINES -- 2.2%
    365,000   ANR Pipeline Company,
                8.88%, 03/15/10..............       402,204
  1,285,000   Dynegy Holdings, Inc.,
                7.63%, 10/15/26..............     1,230,388
    675,000   Dynegy Holdings, Inc. -- 144A,
                10.13%, 07/15/13.............       766,125
    105,000   El Paso CGP Company,
                7.50%, 08/15/06..............       107,888
    740,000   El Paso CGP Company,
                9.63%, 05/15/12..............       814,000
    775,000   El Paso Corp. -- 144A,
                7.63%, 08/16/07..............       798,250
    485,000   El Paso Corp., Series MTN,
                6.95%, 12/15/07..............       492,881
    380,000   Northwest Pipeline Corp.,
                8.13%, 03/01/10..............       414,200
    275,000   Southern Natural Gas Company,
                8.88%, 03/15/10..............       303,030
  2,510,000   Transmontaigne, Inc.,
                9.13%, 06/01/10..............     2,622,949
    375,000   Williams Companies, Inc.,
                8.75%, 03/15/32..............       452,344
                                               ------------
                                                  8,404,259
                                               ------------
              OIL, COAL AND GAS -- 3.0%
    415,000   Alpha Natural
                Resources -- 144A,
                10.00%, 06/01/12.............       460,650
    160,000   El Paso Production Holding
                Company,
                7.75%, 06/01/13..............       171,600
    695,000   Giant Industries, Inc.,
                8.00%, 05/15/14..............       728,013
  2,485,000   Hanover Compressor Company,
                zero coupon, 03/31/07(g).....     2,199,224
    580,000   Hanover Equipment Trust, Series
                B,
                8.75%, 09/01/11..............       619,150
    390,000   Ocean Rig Norway AS -- 144A
                (Norway),
                8.38%, 07/01/13..............       396,825
    525,000   Parker Drilling Company,
                9.63%, 10/01/13..............       594,563

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              OIL, COAL AND GAS (CONTINUED)
$ 1,125,000   Petrobras International Finance
                (Cayman Islands),
                9.13%, 07/02/13..............  $  1,285,313
    175,000   Petrobras International Finance
                (Cayman Islands),
                7.75%, 09/15/14..............       184,625
  1,470,700   Port Arthur Finance Corp.,
                12.50%, 01/15/09.............     1,669,244
    295,000   Premcor Refining Group,
                7.75%, 02/01/12..............       323,763
    440,000   Ram Energy, Inc.,
                11.50%, 02/15/08.............       464,200
    290,000   Titan Petrochemicals -- 144A
                (Bermuda),
                8.50%, 03/18/12..............       265,350
  1,255,000   United Refining Company,
                10.50%, 08/15/12.............     1,295,787
    360,000   United Refining
                Company -- 144A,
                10.50%, 08/15/12.............       371,700
                                               ------------
                                                 11,030,007
                                               ------------
              PAPER AND FOREST PRODUCTS -- 2.8%
     70,000   Boise Cascade LLC -- 144A,
                Floating Rate,
                6.02%, 10/15/12(b)...........        71,050
    170,000   Caraustar Industries, Inc.,
                7.38%, 06/01/09..............       170,000
  2,225,000   Caraustar Industries, Inc.,
                9.88%, 04/01/11..............     2,252,813
  1,185,000   Georgia-Pacific Corp.,
                9.50%, 12/01/11..............     1,436,813
  1,385,000   Georgia-Pacific Corp.,
                9.38%, 02/01/13..............     1,573,706
  1,545,000   Mercer International, Inc.,
                9.25%, 02/15/13..............     1,243,725
    790,000   Newark Group, Inc.,
                9.75%, 03/15/14..............       730,750
  2,620,000   Newpage Corp. -- 144A,
                10.00%, 05/01/12.............     2,639,649
    375,000   Norske Skog Ltd., Series D,
                (Canada),
                8.63%, 06/15/11..............       388,594
                                               ------------
                                                 10,507,100
                                               ------------
              PHARMACEUTICALS/RESEARCH AND
                DEVELOPMENT -- 0.2%
    890,000   Warner Chilcott Corp. -- 144A,
                8.75%, 02/01/15..............       869,975
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              PRINTING AND PUBLISHING -- 4.1%
$   515,000   American Media Operations,
                Inc.,
                8.88%, 01/15/11..............  $    490,538
  3,910,000   American Media Operations,
                Inc., Series B,
                10.25%, 05/01/09.............     3,929,549
  1,195,000   CanWest Media, Inc. (Canada),
                10.63%, 05/15/11.............     1,310,019
  2,281,634   CanWest Media, Inc. (Canada),
                8.00%, 09/15/12..............     2,412,828
    410,000   CBD Media LLC/CBD Finance,
                Inc.,
                8.63%, 06/01/11..............       424,350
  1,241,000   Dex Media West Finance Company,
                Series B,
                9.88%, 08/15/13..............     1,420,945
  1,850,000   Houghton Mifflin Company,
                8.25%, 02/01/11..............     1,928,625
  1,680,000   Houghton Mifflin Company,
                9.88%, 02/01/13..............     1,801,800
    500,000   Houghton Mifflin Company,
                zero coupon, 10/15/13(g).....       367,500
    101,310   Merrill Corp., Series A,
                Variable Rate,
                12.00%, 05/01/09(a)..........       108,402
    185,000   Merrill Corp., Series B,
                Variable Rate,
                12.00%, 05/01/09(a)..........       197,950
  1,000,000   Primedia, Inc., Floating Rate,
                8.64%, 05/15/10(b)...........     1,050,000
                                               ------------
                                                 15,442,506
                                               ------------
              REAL ESTATE DEVELOPMENT AND SERVICES -- 0.4%
    130,000   CB Richard Ellis Services,
                Inc.,
                9.75%, 05/15/10..............       144,950
    500,000   CB Richard Ellis Services,
                Inc.,
                11.25%, 06/15/11.............       557,500
    830,000   HydroChem Industrial Services,
                Inc. -- 144A,
                9.25%, 02/15/13..............       771,900
                                               ------------
                                                  1,474,350
                                               ------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.7%
    350,000   FelCor Lodging LP, Floating
                Rate,
                7.78%, 06/01/11(n)...........       362,250
    150,000   Host Marriott LP -- 144A,
                6.38%, 03/15/15..............       149,250
  1,605,000   Meristar Hospitality Operating
                Partnership LP/ MeriStar
                Hospitality Finance Corp.,
                10.50%, 06/15/09.............     1,725,375

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
$   485,000   Ventas Realty LP/Ventas Capital
                Corp. -- 144A,
                7.13%, 06/01/15..............  $    506,825
                                               ------------
                                                  2,743,700
                                               ------------
              RETAIL -- 0.2%
    875,000   Rite Aid Corp.,
                7.13%, 01/15/07..............       881,563
                                               ------------
              SEMICONDUCTORS -- 1.7%
  2,270,000   Advanced Micro Devices, Inc.,
                7.75%, 11/01/12..............     2,247,300
    705,000   Amkor Technologies, Inc.,
                7.13%, 03/15/11..............       613,350
  4,065,000   Amkor Technologies, Inc.,
                7.75%, 05/15/13..............     3,516,225
                                               ------------
                                                  6,376,875
                                               ------------
              SPECIAL PURPOSE ENTITY -- 7.3%
    215,000   Altra Industrial Motion,
                Inc. -- 144A,
                9.00%, 12/01/11..............       204,250
  1,170,000   AMR Holding Company/Emcare
                Holding Company -- 144A,
                10.00%, 02/15/15.............     1,251,900
    455,000   Aventine Renewable Energy
                Holdings, Inc. -- 144A,
                Floating Rate,
                9.41%, 12/15/11(b)...........       439,075
    535,000   Borden US Finance/Nova
                Scotia -- 144A,
                9.00%, 07/15/14..............       547,038
    892,789   Caithness Coso Funding Corp.,
                Series B,
                9.05%, 12/15/09..............       961,980
  1,375,000   Chukchansi Economic Development
                Authority -- 144A,
                14.50%, 06/15/09.............     1,687,813
    450,000   CPI Holdco, Inc., Floating
                Rate,
                8.83%, 02/01/15(n)...........       443,464
  1,381,000   Crystal US Holdings 3 LLC/
                Crystal US Sub 3 Corp. --
                Series B,
                zero coupon, 10/01/14(g).....       966,700
    140,000   Huntsman Advanced Materials,
                11.00%, 07/15/10.............       158,900
    673,000   Interline Brands, Inc.,
                11.50%, 05/15/11.............       743,665
    665,000   JSG Funding PLC -- 144A
                (Ireland),
                7.75%, 04/01/15..............       548,625

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              SPECIAL PURPOSE ENTITY (CONTINUED)
$ 1,810,000   Marquee Holdings, Inc.,
                zero coupon, 08/15/14(g).....  $  1,113,150
  1,175,000   MDP Acquisitions PLC (Ireland),
                9.63%, 10/01/12..............     1,180,875
  1,750,000   Milacron Escrow Corp.,
                11.50%, 05/15/11.............     1,846,250
  1,530,000   NSP Holdings/Cap Corp.,
                11.75%, 01/01/12(o)..........     1,657,755
  1,380,000   Rainbow National Services
                LLC -- 144A,
                8.75%, 09/01/12..............     1,514,550
  2,155,000   Rainbow National Services
                LLC -- 144A,
                10.38%, 09/01/14.............     2,489,024
    100,000   Standard Aero Holdings,
                Inc. -- 144A,
                8.25%, 09/01/14..............       106,000
  3,535,000   UGS Corp.,
                10.00%, 06/01/12.............     3,941,524
  2,465,000   Universal City Development
                Partners, Ltd.,
                11.75%, 04/01/10.............     2,840,912
    275,000   Universal City Florida,
                8.38%, 05/01/10..............       288,063
    595,000   Universal City Florida,
                Floating Rate,
                7.96%, 05/01/10(b)...........       620,288
  1,530,000   Vanguard Health Holding Company
                II,
                9.00%, 10/01/14..............     1,660,050
                                               ------------
                                                 27,211,851
                                               ------------
              SPORTING GOODS AND EQUIPMENT -- 0.0%
    185,000   True Temper Sports, Inc.,
                8.38%, 09/15/11..............       172,513
                                               ------------
              SYNDICATED BANK LOANS -- 0.1%
    500,000   Mirant Corp.,
                8.63%, 07/17/49(h)...........       378,750
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 11.2%
    345,000   Airgate PCS, Inc., Floating
                Rate,
                6.89%, 10/15/11(b)...........       354,488
     65,000   American Tower Corp.,
                9.38%, 02/01/09..............        68,494
  2,995,000   Centennial Cellular/
                Communications,
                10.13%, 06/15/13.............     3,399,324
    585,000   General Cable Corp.,
                9.50%, 11/15/10..............       628,875

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$ 1,310,000   Inmarsat Finance PLC
                (United Kingdom),
                7.63%, 06/30/12..............  $  1,388,600
  2,620,000   Intelsat Bermuda, Ltd.
                (Bermuda),
                5.25%, 11/01/08..............     2,462,800
  2,620,000   Intelsat Bermuda, Ltd. -- 144A
                (Bermuda),
                8.25%, 01/15/13..............     2,718,249
  1,825,000   Intelsat Bermuda, Ltd. -- 144A
                (Bermuda), Floating Rate,
                7.81%, 01/15/12(n)...........     1,866,063
    765,000   IWO Escrow Company -- 144A,
                zero coupon, 01/15/15(g).....       504,900
    185,000   IWO Escrow Company -- 144A,
                Floating Rate,
                6.89%, 01/15/12(b)...........       184,538
  1,000,000   IWO Holdings, Inc.,
                14.00%, 01/15/11(h)..........            --
  3,145,000   LCI International, Inc.,
                7.25%, 06/15/07..............     3,066,374
  1,395,000   New Skies Satellites NV -- 144A
                (The Netherlands),
                9.13%, 11/01/12..............     1,391,513
    645,000   New Skies Satellites NV -- 144A
                (The Netherlands),
                Floating Rate,
                8.54%, 11/01/11(n)...........       661,125
  3,095,000   Nortel Networks Corp. (Canada),
                4.25%, 09/01/08..............     2,901,562
    485,000   NTL Cable PLC,
                (United Kingdom),
                8.75%, 04/15/14..............       507,431
    848,000   PanAmSat Corp.,
                9.00%, 08/15/14..............       929,620
  1,780,000   Qwest Capital Funding, Inc.,
                7.75%, 08/15/06..............     1,828,950
    670,000   Qwest Capital Funding, Inc.,
                6.38%, 07/15/08..............       658,275
    290,000   Qwest Capital Funding, Inc.,
                7.00%, 08/03/09..............       284,925
    540,000   Qwest Capital Funding, Inc.,
                7.90%, 08/15/10..............       540,000
    460,000   Qwest Communications
                International,
                7.25%, 02/15/11..............       447,350
  2,405,000   Qwest Communications
                International -- 144A,
                7.50%, 02/15/14..............     2,287,756

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TELECOMMUNICATIONS EQUIPMENT AND SERVICES
                (CONTINUED)
$ 1,035,000   Qwest Corp.,
                7.88%, 09/01/11..............  $  1,084,163
    110,000   Qwest Corp.,
                7.20%, 11/10/26..............        99,550
    470,000   Qwest Corp. -- 144A,
                7.63%, 06/15/15..............       482,338
  1,075,000   Qwest Services Corp.,
                13.50%, 12/15/10.............     1,247,000
    580,000   Rogers Wireless, Inc. (Canada),
                8.00%, 12/15/12..............       627,850
  2,260,000   Rogers Wireless, Inc. (Canada),
                7.50%, 03/15/15..............     2,469,050
  1,065,000   Rogers Wireless, Inc. (Canada),
                Floating Rate,
                6.54%, 12/15/10(b)...........     1,115,588
     60,000   SBA Telecommunications, Inc.,
                zero coupon, 12/15/11(g).....        55,500
    450,000   Telemig Celular Participacoes
                SA/Amazonia Cel -- 144A
                (Brazil),
                8.75%, 01/20/09..............       472,500
  1,590,000   Ubiquitel Operating Company,
                9.88%, 03/01/11..............     1,752,975
  2,460,000   Western Wireless Corp.,
                9.25%, 07/15/13..............     2,813,624
                                               ------------
                                                 41,301,350
                                               ------------
              TRANSPORTATION -- 1.6%
    765,000   H-Lines Finance
                Holding -- 144A,
                zero coupon, 04/01/13(g).....       592,875
  1,620,000   Horizon Lines LLC -- 144A,
                9.00%, 11/01/12..............     1,705,050
    285,000   OMI Corp. (Marshall Islands),
                7.63%, 12/01/13..............       285,356
    560,000   Progress Rail/Metal -- 144A,
                7.75%, 04/01/12..............       569,800
    220,000   Quality Distribution LLC/QD
                Capital Corp.,
                9.00%, 11/15/10..............       203,500
    610,000   Quality Distribution LLC/QD
                Capital Corp. -- 144A,
                Floating Rate,
                7.64%, 01/15/12(b)...........       594,750
    385,000   TFM, SA de CV (Mexico),
                12.50%, 06/15/12.............       452,375

 PRINCIPAL                                        VALUE
 ---------                                     ------------
              CORPORATE BONDS AND NOTES (CONTINUED)
              TRANSPORTATION (CONTINUED)
$ 1,535,000   TFM, SA de CV -- 144A (Mexico),
                9.38%, 05/01/12..............  $  1,604,075
                                               ------------
                                                  6,007,781
                                               ------------
              UTILITIES -- 0.9%
    675,000   National Waterworks, Inc.,
                Series B,
                10.50%, 12/01/12.............       762,750
  2,015,000   Orion Power Holdings, Inc.,
                12.00%, 05/01/10.............     2,423,038
                                               ------------
                                                  3,185,788
                                               ------------
              UTILITIES: ELECTRIC -- 3.5%
    553,000   AES Corp.,
                9.38%, 09/15/10..............       629,038
    400,000   AES Corp. -- 144A,
                8.75%, 05/15/13..............       449,000
    310,000   AES Corp. -- 144A,
                9.00%, 05/15/15..............       349,525
    491,412   AES Eastern Energy, Series
                99-A,
                9.00%, 01/02/17..............       570,345
  1,650,000   Calpine Corp.,
                8.25%, 08/15/05..............     1,647,937
    295,000   Calpine Corp.,
                7.63%, 04/15/06..............       278,038
    125,000   Calpine Corp.,
                8.75%, 07/15/07..............        98,125
  1,130,000   Calpine Corp. -- 144A,
                8.75%, 07/15/13..............       841,850
  1,305,000   Inergy LP/Inergy Finance
                Corp. -- 144A,
                6.88%, 12/15/14..............     1,275,638
  2,750,000   Mission Energy Holding Company,
                13.50%, 07/15/08.............     3,279,374
    750,000   Nevada Power Company,
                9.00%, 08/15/13..............       847,500
    845,000   NRG Energy, Inc. -- 144A,
                8.00%, 12/15/13..............       895,700
    255,000   Reliant Energy, Inc.,
                9.25%, 07/15/10..............       279,225
    915,000   Reliant Energy, Inc.,
                9.50%, 07/15/13..............     1,020,225
    625,000   Reliant Energy, Inc.,
                6.75%, 12/15/14..............       614,063
                                               ------------
                                                 13,075,583
                                               ------------
              TOTAL CORPORATE BONDS AND NOTES
                (Cost $333,912,400)..........   339,563,433
                                               ------------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  SHARES                                          VALUE
  ------                                       ------------
              COMMON STOCKS -- 1.4%
              BROADCAST
                SERVICES/MEDIA -- 0.3%
     54,651   Telewest Global, Inc.
                (United Kingdom)*............  $  1,244,950
                                               ------------
              FINANCIAL SERVICES -- 0.0%
  1,745,000   Trump Atlantic City(q).........        62,528
                                               ------------
              LEISURE AND RECREATION -- 0.4%
    109,445   Trump Entertainment Resorts,
                Inc.*........................     1,488,457
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.7%
     11,585   Crown Castle International
                Corp.*.......................       235,407
     31,250   IWO Holdings, Inc.*............     1,117,188
     16,540   NTL, Inc.*.....................     1,131,666
                                               ------------
                                                  2,484,261
                                               ------------
              TOTAL COMMON STOCKS
                (Cost $4,274,737)............     5,280,196
                                               ------------
              CONVERTIBLE PREFERRED STOCKS -- 0.9%
              OIL AND GAS: PIPELINES -- 0.3%
     11,465   Williams Companies,
                Inc. -- 144A, 5.50%..........     1,043,315
                                               ------------
              OIL, COAL AND GAS -- 0.1%
      2,400   Chesapeake Energy Corp.,
                5.00%........................       349,800
                                               ------------
              TELECOMMUNICATIONS EQUIPMENT AND
                SERVICES -- 0.4%
     38,375   Crown Castle International
                Corp., 6.25%.................     1,842,000
                                               ------------
              UTILITIES: ELECTRIC -- 0.1%
        245   NRG Energy, Inc. -- 144A,
                4.00%........................       268,489
                                               ------------
              TOTAL CONVERTIBLE PREFERRED
                STOCKS
                (Cost $2,797,993)............     3,503,604
                                               ------------
              WARRANTS -- 0.2%
      1,125   American Tower Corp., Expires
                08/01/08*....................       332,843
      1,000   IPCS, Inc. -- 144A, Expires
                07/15/10*(q).................            --
      1,000   IWO Holdings, Inc., Expires
                01/15/11*(q).................            --
        750   Mueller Holdings, Inc., Expires
                04/15/14*....................       262,500
         84   New World Coffee, Expires
                06/20/06*(q).................             1
      1,000   ONO Finance PLC, (United
                Kingdom), Expires
                03/16/11*(q).................            --

  SHARES                                          VALUE
  ------                                       ------------
              WARRANTS (CONTINUED)
        250   Ubiquitel, Inc. -- 144A,
                Expires 04/15/10*(q).........  $         --
                                               ------------
              TOTAL WARRANTS
                (Cost $75,402)...............       595,344
                                               ------------
 PRINCIPAL
 ---------
              CONVERTIBLE BONDS -- 0.3%
              LEISURE AND RECREATION -- 0.2%
$   645,000   Kerzner International -- 144A
                (Bahama Islands),
                2.38%, 04/15/24..............       727,238
                                               ------------
              SEMICONDUCTORS -- 0.1%
    440,000   Amkor Technologies, Inc.,
                5.75%, 06/01/06..............       415,800
                                               ------------
              TOTAL CONVERTIBLE BONDS
                (Cost $1,077,110)............     1,143,038
                                               ------------
              TOTAL SECURITIES
                (Cost $342,137,642)..........   350,085,615
                                               ------------
              REPURCHASE AGREEMENT -- 6.7%
 25,098,512   With Investors Bank and Trust,
                dated 06/30/05, 2.61%, due
                07/01/05, repurchase proceeds
                at maturity $25,100,331
                (Collateralized by Fannie Mae
                4.43%, due 02/01/34 with
                value of $21,000,000 and
                Small Business
                Administration, 6.38%, due
                10/25/14 with a value of
                $5,353,437) (Cost
                $25,098,512).................    25,098,512
                                               ------------
              Total Investments -- 100.4%
                (Cost $367,236,154)..........   375,184,127
              Liabilities less other
                assets -- (0.4)%.............    (1,608,583)
                                               ------------
              NET ASSETS -- 100.0%...........  $373,575,544
                                               ============

The aggregate cost of securities for federal income tax purposes at June 30, 2005 is $367,236,154.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation.............    $14,202,696
Gross unrealized depreciation.............     (6,254,723)
                                              -----------
Net unrealized appreciation...............    $ 7,947,973
                                              ===========

---------------

See summary of footnotes and abbreviations to portfolios.

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                            PORTFOLIO OF INVESTMENTS

                                 JUNE 30, 2005

                                  (UNAUDITED)

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS -- 97.7%
               ADVERTISING -- 0.2%
      90,293   Publicis Groupe*(d)    $    2,669,419     FRA
                                      --------------
               AEROSPACE AND DEFENSE -- 1.2%
   1,565,500   Bae Systems PLC......       8,050,081     BRI
     275,458   European Aeronautic
                 Defense and Space
                 Company*(d)........       8,783,654     NET
                                      --------------
                                          16,833,735
                                      --------------
               AGRICULTURE -- 0.3%
  11,951,000   Chaoda Modern
                 Agriculture
                 (Holdings),
                 Ltd. ..............       4,729,034     CAY
                                      --------------
               AIRLINES -- 0.8%
     344,219   British Airways
                 PLC*...............       1,625,102     BRI
   1,710,200   Qantas Airways,
                 Ltd. ..............       4,387,080     AUS
     125,500   Ryanair Holdings PLC
                 (ADR)*(d)..........       5,627,421     IRE
                                      --------------
                                          11,639,603
                                      --------------
               APPAREL: MANUFACTURING AND RETAIL -- 0.8%
      53,985   Adidas-Salomon AG....       9,048,851     GER
     242,300   Benetton Group SpA...       2,235,798     ITA
                                      --------------
                                          11,284,649
                                      --------------
               AUTOMOBILES/MOTOR VEHICLES -- 3.1%
     147,200   DaimlerChrysler AG*..       5,981,742     GER
     117,200   Honda Motor Company,
                 Ltd. ..............       5,780,218     JPN
   1,122,800   Nissan Motor Company,
                 Ltd. ..............      11,115,629     JPN
     608,200   Toyota Motor Corp....      21,770,391     JPN
                                      --------------
                                          44,647,980
                                      --------------
               AUTOMOTIVE EQUIPMENT -- 1.4%
     252,900   Aisin Seiki Company,
                 Ltd. ..............       5,483,947     JPN
     127,500   Alpine Electronics,
                 Inc.(d)............       1,857,722     JPN
      10,200   Georg Fischer
                 AG*(d).............       3,120,094     SWI
   1,128,000   GKN PLC..............       5,214,277     BRI
     113,276   Valeo SA*(d).........       5,085,703     FRA
                                      --------------
                                          20,761,743
                                      --------------
               BANKS -- 20.7%
     589,000   ABN AMRO Holding
                 NV*................      14,505,039     NET
      69,300   Allied Irish Banks
                 PLC................       1,484,382     IRE
     241,200   Allied Irish Banks
                 PLC*...............       5,186,853     IRE
     818,357   Banco Bilbao Vizcaya
                 Argentaria SA......      12,636,671     SPA

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
     709,400   Banco Comercial
                 Portugues SA --
                 Class R*...........  $    1,819,978     POR
     403,900   Banco Santander
                 Central Hispano
                 SA.................       4,687,396     SPA
   2,176,600   Barclays PLC.........      21,663,467     BRI
     301,731   Bayerische Hypo-und
                 Vereinsbank AG (HVB
                 Group)*............       7,854,156     GER
     222,100   BNP Paribas SA(d)....      15,239,504     FRA
     183,200   Canadian Imperial
                 Bank of Commerce...      11,332,622     CDA
     204,100   Commonwealth Bank of
                 Australia..........       5,895,947     AUS
     475,728   Credit Suisse
                 Group*.............      18,765,549     SWI
     169,200   Danske Bank A/S......       5,090,716     DEN
      19,400   Deutsche Bank AG.....       1,519,191     GER
     476,800   Dexia................      10,507,161     BEL
     250,800   DNB NOR ASA..........       2,619,577     NOR
     115,820   EFG Eurobank
                 Ergasias...........       3,574,069     GRC
      89,200   ForeningsSparbanken
                 AB*................       1,958,281     SWE
     105,300   Fortis*..............       2,924,491     BEL
     575,000   HBOS PLC.............       8,865,108     BRI
     135,700   IKB Deutsche
                 Industriebank AG*..       3,683,395     GER
   1,238,200   Joyo Bank, Ltd. .....       6,050,892     JPN
     132,200   Laurentian Bank of
                 Canada.............       2,919,794     CDA
   2,249,000   Lloyds TSB Group
                 PLC................      19,059,693     BRI
       1,118   Mitsubishi Tokyo
                 Financial Group,
                 Inc. ..............       9,485,511     JPN
      70,200   National Australia
                 Bank, Ltd.*........       1,643,699     AUS
     194,800   National Bank of
                 Canada.............       8,650,888     CDA
      60,100   National Bank of
                 Greece SA..........       2,042,259     GRC
   1,472,300   Nordea Bank AB.......      13,381,376     SWE
     327,700   SanPaolo IMI
                 SpA*(d)............       4,504,992     ITA
     153,700   Societe Generale.....      15,651,905     FRA
     735,553   Standard Chartered
                 PLC................      13,442,481     BRI
     490,100   Suncorp-Metway,
                 Ltd. ..............       7,502,319     AUS

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               BANKS (CONTINUED)
     792,000   The Sumitomo Trust
                 and Banking
                 Company, Ltd. .....  $    4,820,124     JPN
     360,950   UBS AG...............      28,166,211     SWI
                                      --------------
                                         299,135,697
                                      --------------
               BROADCAST SERVICES/MEDIA -- 3.2%
     193,500   Grupo Televisa SA
                 (ADR)..............      12,014,415     MEX
     771,076   SES Global (FDR).....      11,617,314     LUX
     883,200   Seven Network,
                 Ltd. ..............       4,672,428     AUS
     578,910   Vivendi Universal
                 SA(d)..............      18,256,801     FRA
                                      --------------
                                          46,560,958
                                      --------------
               BUSINESS SERVICES AND SUPPLIES -- 1.3%
   1,677,379   Capita Group PLC.....      11,059,725     BRI
   2,162,700   Marubeni Corp. ......       7,429,345     JPN
                                      --------------
                                          18,489,070
                                      --------------
               CHEMICALS -- 1.2%
      45,100   Akzo Nobel NV........       1,778,144     NET
      17,700   Ciba Specialty
                 Chemicals AG.......       1,031,752     SWI
      48,906   KS AG................       2,709,425     GER
     264,800   Methanex Corp. ......       4,339,850     CDA
   2,205,600   Mitsubishi Chemical
                 Corp. .............       6,463,078     JPN
     257,500   Sumitomo Bakelite
                 Company, Ltd. .....       1,666,982     JPN
                                      --------------
                                          17,989,231
                                      --------------
               COMPUTER SOFTWARE AND SERVICES -- 1.6%
     178,086   Dassault Systemes
                 SA*(d).............       8,631,206     FRA
      64,883   SAP AG (System,
                 Anwendungen,
                 Produkte in der
               Datenverarbeitung)*..      11,307,402     GER
     148,824   TomTom NV*...........       3,267,002     NET
                                      --------------
                                          23,205,610
                                      --------------
               COMPUTERS AND OFFICE EQUIPMENT -- 0.1%
       7,450   Creative Technology,
                 Ltd. ..............          49,052     SIN
   2,043,000   TPV Technology,
                 Ltd. ..............       1,419,663     HNG
                                      --------------
                                           1,468,715
                                      --------------
               CONSTRUCTION SERVICES AND SUPPLIES -- 2.2%
     353,700   Barratt Developments
                 PLC................       4,540,635     BRI
     159,300   Compagnie de Saint-
                 Gobain.............       8,846,531     FRA
     644,700   George Wimpey PLC....       5,070,928     BRI
      43,500   Lafarge SA*..........       3,966,539     FRA

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               CONSTRUCTION SERVICES AND SUPPLIES (CONTINUED)
      91,000   Maeda Road
                 Construction
                 Company, Ltd. .....  $      649,004     JPN
   2,189,400   Pilkington PLC.......       4,697,491     BRI
     211,200   The Berkeley Group
                 Holdings PLC.......       3,462,424     BRI
                                      --------------
                                          31,233,552
                                      --------------
               CONSUMER GOODS AND SERVICES -- 2.4%
     201,048   Imperial Tobacco
                 Group PLC..........       5,414,072     BRI
         711   Japan Tobacco,
                 Inc. ..............       9,487,694     JPN
      35,493   LVMH Moet Hennessy
                 Louis Vuitton
                 SA*................       2,744,623     FRA
     163,672   Reckitt Benckiser
                 PLC*...............       4,823,981     BRI
      19,886   Swatch Group AG --
                 Class B............       2,793,195     SWI
     319,551   Swatch Group AG*.....       9,138,934     SWI
                                      --------------
                                          34,402,499
                                      --------------
               DISTRIBUTION -- 0.8%
   1,593,000   Esprit Holdings,
                 Ltd.*..............      11,530,852     BER
                                      --------------
               DIVERSIFIED SERVICES -- 0.9%
     189,300   BASF AG..............      12,599,477     GER
                                      --------------
               ELECTRONICS -- 4.7%
   1,099,000   AU Optronics Corp.
                 (ADR)*(d)..........      18,617,061     TWN
   9,543,000   Chi Mei
                 Optoelectroics
                 Corp. .............      14,853,036     TWN
     209,000   Hosiden Corp.(d).....       2,119,962     JPN
      33,900   Keyence Corp. .......       7,598,539     JPN
     253,150   LG Philips LCD
                 Company, Ltd.*.....      11,770,435     KOR
     213,000   Matsushita Electric
                 Industrial Company,
                 Ltd. ..............       3,232,161     JPN
     427,000   Nippon Electric Glass
                 Company, Ltd. .....       6,452,547     JPN
     810,100   Toshiba Tec Corp. ...       3,593,627     JPN
                                      --------------
                                          68,237,368
                                      --------------
               ENGINEERING -- 0.3%
      89,871   SNC-Lavalin Group,
                 Inc. ..............       5,031,954     CDA
                                      --------------
               FINANCIAL SERVICES -- 3.6%
     497,100   Alliance & Leicester
                 PLC................       7,793,224     BRI
     800,900   Bradford & Bingley
                 PLC................       4,699,535     BRI
     226,900   Hitachi Capital
                 Corp. .............       4,490,537     JPN

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               FINANCIAL SERVICES (CONTINUED)
     155,500   Irish Life &
                 Permanent PLC......  $    2,722,940     IRE
     315,800   Japan Securities
                 Finance Company,
                 Ltd. ..............       2,013,079     JPN
      16,000   Orix Corp. ..........       2,400,505     JPN
      96,700   Promise Company,
                 Ltd. ..............       6,199,053     JPN
     225,700   Sampo Oyj -- Class
                 A..................       3,517,925     FIN
      38,300   Sanyo Shinpan Finance
                 Company, Ltd. .....       2,631,377     JPN
     119,100   Sun Life Financial,
                 Inc. ..............       4,011,800     CDA
     103,500   Takefuji Corp. ......       6,998,918     JPN
   1,522,000   Tokai Tokyo
                 Securities Company,
                 Ltd. ..............       4,583,428     JPN
                                      --------------
                                          52,062,321
                                      --------------
               FOOD AND BEVERAGE -- 2.3%
     464,700   Asahi Breweries,
                 Ltd. ..............       5,539,026     JPN
      42,200   Fraser and Neave,
                 Ltd. ..............         393,001     SIN
      17,514   Groupe Danone........       1,540,845     FRA
   1,537,300   Northern Foods PLC...       4,351,921     BRI
      64,765   Pernod Ricard(d).....      10,345,548     FRA
     135,288   Royal Numico NV......       5,415,817     NET
     695,700   Tate & Lyle PLC......       5,945,737     BRI
                                      --------------
                                          33,531,895
                                      --------------
               INSURANCE -- 5.6%
   1,052,600   Aviva PLC............      11,730,568     BRI
     278,584   AXA..................       6,968,445     FRA
     612,400   Britannic Group PLC..       5,582,194     BRI
     105,800   CNP Assurances.......       6,772,992     FRA
   1,939,300   Friends Provident
                 PLC................       6,323,852     BRI
     422,900   ING Groep NV*........      11,960,121     NET
     696,775   Milano Assicurazioni
                 SpA................       4,342,492     ITA
   3,634,200   Old Mutual PLC.......       7,943,903     BRI
     358,800   Pohjola Group PLC --
                 Class D(d).........       5,210,422     FIN
      84,528   Zurich Financial
                 Services AG*.......      14,564,012     SWI
                                      --------------
                                          81,399,001
                                      --------------
               LEISURE AND RECREATION -- 1.7%
   3,022,985   EMI Group PLC........      13,757,357     BRI
     261,000   NAMCO, Ltd. .........       3,473,411     JPN
     304,500   TUI AG*(d)...........       7,550,374     GER
                                      --------------
                                          24,781,142
                                      --------------

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               MACHINERY -- 1.6%
     148,400   MAN AG*(d)...........  $    6,165,196     GER
      15,900   Rieter Holding AG....       4,404,604     SWI
      82,500   Saurer AG*...........       5,150,215     SWI
     162,400   Stork NV.............       6,731,096     NET
                                      --------------
                                          22,451,111
                                      --------------
               MANUFACTURING -- 0.2%
     704,000   Kurabo Industries,
                 Ltd. ..............       1,751,907     JPN
     496,000   Nippon Paint Company,
                 Ltd. ..............       1,833,559     JPN
                                      --------------
                                           3,585,466
                                      --------------
               MEDICAL EQUIPMENT AND SUPPLIES -- 0.6%
     126,640   Essilor International
                 SA CIE Generale
                 D'Optique..........       8,658,817     FRA
                                      --------------
               METALS AND MINING -- 2.0%
   1,257,100   BlueScope Steel,
                 Ltd. ..............       7,875,324     AUS
     107,600   Companhia Vale do Rio
                 Doce (ADR).........       3,150,528     BRA
     331,500   Rautaruukki Oyj......       4,954,384     FIN
      78,100   Russel Metals,
                 Inc. ..............         882,864     CDA
      82,700   Salzgitter AG........       2,245,782     GER
     308,300   Sims Group, Ltd. ....       3,482,621     AUS
     396,900   ThyssenKrupp AG......       6,911,640     GER
                                      --------------
                                          29,503,143
                                      --------------
               OIL, COAL AND GAS -- 10.5%
   2,182,200   Cosmo Oil Company,
                 Ltd. ..............       9,247,444     JPN
     150,700   EnCana Corp. ........       5,944,606     CDA
   1,114,816   Eni SpA(d)...........      28,749,206     ITA
      73,700   ERG SpA..............       1,426,117     ITA
      83,300   Fording Canadian Coal
                 Trust..............       7,626,995     CDA
      35,460   Hellenic Petroleum
                 SA.................         379,341     GRC
     287,100   Husky Energy,
                 Inc. ..............      11,418,857     CDA
      12,100   OMV AG...............       5,271,267     AST
   2,114,000   Osaka Gas Company,
                 Ltd. ..............       6,652,114     JPN
     250,212   Petro-Canada.........      16,286,653     CDA
     287,000   Repsol YPF SA........       7,349,144     SPA
   2,958,700   Shell Transport &
                 Trading Company
                 PLC................      28,771,734     BRI
     722,700   Snam Rete Gas SpA....       3,869,996     ITA
     114,800   Talisman Energy,
                 Inc. ..............       4,300,784     CDA
      61,400   Total SA -- Class
                 B..................      14,437,114     FRA
                                      --------------
                                         151,731,372
                                      --------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               PAPER AND FOREST PRODUCTS -- 0.6%
     231,000   Billerud(d)..........  $    2,764,838     SWE
     660,000   Hokuetsu Paper Mills,
                 Ltd. ..............       3,487,152     JPN
     301,800   Norbord, Inc. .......       2,581,508     CDA
                                      --------------
                                           8,833,498
                                      --------------
               PHARMACEUTICALS/RESEARCH AND DEVELOPMENT --
                 3.4%
     163,381   AstraZeneca PLC......       6,764,984     BRI
     158,400   Eisai Company,
                 Ltd. ..............       5,327,130     JPN
     173,800   GlaxoSmithKline PLC..       4,206,980     BRI
     122,371   Merck KGaA*..........       9,754,508     GER
     128,029   Roche Holding AG.....      16,204,685     SWI
     114,700   Taisho Pharmaceutical
                 Company, Ltd. .....       2,233,811     JPN
     476,000   Tanabe Seiyaku
                 Company, Ltd. .....       4,592,192     JPN
                                      --------------
                                          49,084,290
                                      --------------
               PRINTING AND PUBLISHING -- 0.2%
     228,978   CIR SpA..............         633,168     ITA
     126,000   Quebecor World,
                 Inc. ..............       2,468,169     CDA
                                      --------------
                                           3,101,337
                                      --------------
               REAL ESTATE DEVELOPMENT AND SERVICES -- 0.5%
      57,042   Unibail(d)...........       7,324,017     FRA
                                      --------------
               REGISTERED INVESTMENT COMPANIES -- 0.6%
   3,274,622   Macquarie Airports...       8,923,659     AUS
                                      --------------
               RETAIL -- 1.9%
   2,974,038   Carphone Warehouse
                 PLC................       9,817,916     BRI
   1,912,500   Dixons Group PLC.....       5,379,803     BRI
     168,300   Hudson's Bay
                 Company............       2,061,854     CDA
     590,900   JJB Sports PLC.......       1,900,394     BRI
     334,610   Kesa Electricals
                 PLC................       1,675,660     BRI
     196,900   RONA, Inc.*..........       3,966,285     CDA
      10,300   Valora Holding AG*...       2,332,872     SWI
                                      --------------
                                          27,134,784
                                      --------------
               RETAIL: SUPERMARKETS -- 2.0%
     110,592   Carrefour SA.........       5,366,700     FRA
   1,090,862   J Sainsbury PLC......       5,575,204     BRI
   2,110,517   Koninklijke Ahold
                 NV*................      17,367,486     NET
                                      --------------
                                          28,309,390
                                      --------------
               RUBBER PRODUCTS -- 0.2%
     150,000   Bridgestone Corp. ...       2,887,476     JPN
                                      --------------

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               SEMICONDUCTORS -- 0.5%
     793,485   Taiwan Semiconductor
                 Manufacturing
                 Company, Ltd.
                 (ADR)..............  $    7,236,583     TWN
                                      --------------
               TELECOMMUNICATIONS EQUIPMENT AND SERVICES --
                 5.7%
   3,290,400   BT Group PLC.........      13,559,442     BRI
     159,600   Elcoteq Network
                 Corp. -- Class
                 A(d)...............       3,136,593     FIN
     149,685   France Telecom
                 SA*(d).............       4,376,374     FRA
   1,765,000   MobileOne, Ltd.*.....       2,282,350     SIN
       3,500   Nippon Telegraph and
                 Telephone Corp. ...      14,989,632     JPN
     747,300   Nokia Oyj (ADR)......      12,435,072     FIN
      81,600   Research In Motion,
                 Ltd.*..............       6,018,000     CDA
      20,800   Swisscom AG(d).......       6,784,549     SWI
      96,700   TDC A/S..............       4,146,204     DEN
   3,037,000   Telefonaktiebolaget
                 LM Ericsson --
                 Class B............       9,758,085     SWE
   2,073,280   Vodafone Group PLC...       5,051,986     BRI
                                      --------------
                                          82,538,287
                                      --------------
               TOOLS -- 0.3%
     418,000   Hitachi Koki Company,
                 Ltd. ..............       3,930,881     JPN
                                      --------------
               TRANSPORTATION -- 1.9%
      92,132   Canadian National
                 Railway Company....       5,314,961     CDA
     163,300   Canadian Pacific
                 Railway, Ltd. .....       5,649,924     CDA
      25,629   Kuehne & Nagel
                 International AG...       5,439,788     SWI
   2,158,000   Neptune Orient Lines,
                 Ltd. ..............       4,838,651     SIN
   1,508,100   Orient Overseas
                 International,
                 Ltd. ..............       6,598,301     BER
                                      --------------
                                          27,841,625
                                      --------------
               UTILITIES -- 1.7%
      70,000   E.ON AG*.............       6,241,470     GER
     676,300   Kelda Group PLC......       8,463,910     BRI
     147,300   Suez SA(d)...........       3,998,262     FRA
     548,800   United Utilities
                 PLC................       6,489,681     BRI
                                      --------------
                                          25,193,323
                                      --------------
               UTILITIES: ELECTRIC -- 2.6%
      78,200   Chubu Electric Power
                 Company, Inc.(d)...       1,875,503     JPN
     613,500   Endesa SA(d).........      14,410,508     SPA

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

   SHARES                                 VALUE        COUNTRY
   ------                             --------------   -------
               COMMON STOCKS (CONTINUED)
               UTILITIES: ELECTRIC (CONTINUED)
   1,130,300   Energias de Portugal
                 SA.................  $    2,845,092     POR
     314,200   Hokkaido Electric
                 Power Company,
                 Inc................       6,430,746     JPN
     245,100   Shikoku Electric
                 Power Company,
                 Inc................       4,883,879     JPN
     239,900   Union Fenosa SA......       7,318,840     SPA
                                      --------------
                                          37,764,568
                                      --------------
               UTILITIES: GAS -- 0.3%
     954,800   Toho Gas Company,
                 Ltd................       3,960,040     JPN
                                      --------------
               TOTAL COMMON STOCKS
                 (Cost
                 $1,266,249,224)....   1,414,219,172
                                      --------------
               RIGHTS -- 0.0%
               AUTOMOTIVE EQUIPMENT
     390,900   TI Automotive,
                 Ltd. -- Class A*(q)
                 (Cost $0)                        --     BRI
                                      --------------
 PRINCIPAL
 ---------
               SECURITIES LENDING COLLATERAL -- 9.4%
$136,187,298   Securities Lending
                 Collateral
                 Investment (Note 4)
                 (Cost
                 $136,187,298)......     136,187,298     USA
                                      --------------
               TOTAL SECURITIES
                 (Cost
                 $1,402,436,522)....   1,550,406,470
                                      --------------
               REPURCHASE AGREEMENT -- 1.6%
  22,882,397   With Investors Bank
                 and Trust, dated
                 06/30/05, 2.61%,
                 due 07/01/05,
                 repurchase proceeds
                 at maturity
                 $22,884,056
                 (Collateralized by
                 Fannie Mae
                 Adjustable Rate
                 Mortgage, 5.56%,
                 due 05/01/32, with
                 a value of
                 $4,443,986 and
                 Small Business
                 Administration,
                 5.59%, due
                 05/25/29, with a
                 value of
                 $19,582,531) (Cost
                 $22,882,397)             22,882,397     USA
                                      --------------
               Total
               Investments -- 108.7%
                 (Cost
                 $1,425,318,919)....   1,573,288,867
               Liabilities less
                 other
                 assets -- (8.7)%...    (126,194,692)
                                      --------------
               NET ASSETS --100.0%..  $1,447,094,175
                                      ==============

The aggregate cost of securities for federal income tax purposes at June 30, 2005 is $1,425,318,919.

The following amounts are based on cost for federal income tax purposes:

    Gross unrealized appreciation.........  $166,939,790
    Gross unrealized depreciation.........   (18,969,842)
                                            ------------
    Net unrealized appreciation...........  $147,969,948
                                            ============

---------------

See summary of footnotes and abbreviations to portfolios.

                                         PERCENT OF TOTAL
COUNTRY COMPOSITION                    INVESTMENTS AT VALUE
-------------------                    --------------------
Australia (AUS)......................           2.82%
Austria (AST)........................           0.34
Belgium (BEL)........................           0.85
Bermuda (BER)........................           1.15
Brazil (BRA).........................           0.20
Canada (CDA).........................           7.04
Cayman Islands (CAY).................           0.30
Denmark (DEN)........................           0.59
Finland (FIN)........................           1.86
France (FRA).........................           9.59
Germany (GER)........................           5.95
Greece (GRC).........................           0.38
Hong Kong (HNG)......................           0.09
Ireland (IRE)........................           0.95
Italy (ITA)..........................           2.91
Japan (JPN)..........................          14.46
Korea (KOR)..........................           0.75
Luxembourg (LUX).....................           0.74
Mexico (MEX).........................           0.76
Norway (NOR).........................           0.17
Portugal (POR).......................           0.30
Singapore (SIN)......................           0.48
Spain (SPA)..........................           2.95
Sweden (SWE).........................           1.77
Switzerland (SWI)....................           7.49
Taiwan (TWN).........................           2.59
The Netherlands (NET)................           4.44
United Kingdom (BRI).................          17.97
United States (USA)..................          10.11
                                              ------
TOTAL PERCENTAGE.....................         100.00%
                                              ======

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                           PORTFOLIOS OF INVESTMENTS

              SUMMARY OF FOOTNOTES AND ABBREVIATIONS TO PORTFOLIOS

                                 JUNE 30, 2005

                                  (UNAUDITED)

Footnotes:

*     Non-income producing security.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. It may be resold in a transaction exempt from registration, normally to qualified institutional buyers.

(a)   Variable rate security. The rate shown was in effect at June 30, 2005.

(b)   Quarterly reset provision. The rate shown was in effect at June 30, 2005.

(c)   Monthly reset provision. The rate shown was in effect at June 30, 2005.

(d)   All or part of this security is on loan.

(e) Security is segregated as collateral for written options and/or short sales.

(f)   Security is segregated as initial margin for futures contracts.

(g) Represents a zero coupon bond which will convert to an interest bearing security at a later date.

(h)   Bond is in default.

(i) Principal amount shown for this debt security is denominated in New Zealand Dollars.

(j)   Principal amount shown for this debt security is denominated in Euros.

(k)   Principal amount shown for this debt security is denominated in Swedish
      Krona.

(l)   Principal amount shown for this debt security is denominated in Mexican
      Pesos.

(m) Variable rate security. Interest rate is based on the credit rating of the issuer. The rate shown was in effect at June 30, 2005.

(n) Floating rate security. The interest rate is subject to change semi-annually based on the London Interbank Offered Rate ("LIBOR"). The rate shown was in effect at June 30, 2005.

(o) PIK ("Payment-In-Kind") bond. These bonds pay interest in the form of additional bonds.

(p) Security was in bankruptcy reorganization at the time of maturity. Recovery will be determined at the conclusion of the bankruptcy.

(q)   Fair valued at June 30, 2005.

(r) Principal amount shown for this debt security is denominated in Australian Dollars.

(s) Principal amount shown for this debt security is denominated in Canadian Dollars.

(t)   Principal amount shown for this debt security is denominated in Japanese
      Yen.

(u) "Contra-CUSIP" security received as part of a stock split. Exchanged for a dividend of $2.85846 per share subsequent to June 30, 2005.
Abbreviations:

ADR American Depository Receipt.

FDR Foreign Depository Receipt.

GDR Global Depository Receipt.

TBA To be assigned. Securities are purchased on a forward commitment basis with approximate principal amount (generally +/- 1.0%) and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
---------------

    - Securities issued by companies registered outside the United States are denoted with their domestic country in parentheses.

    - Footnotes and abbreviations may or may not appear in each portfolio of investments.

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                             PORTFOLIO COMPOSITION

                                 JUNE 30, 2005

                                  (UNAUDITED)

The following charts summarize the portfolio composition of each Series by asset type.

MONEY MARKET SERIES
Commercial Paper................................    34.8%
Repurchase Agreements/Cash Equivalents..........    22.4
Short Term Corporate Notes......................    20.6
Yankee Certificates of Deposit..................    15.2
Short Term US Government Agency Securities......     5.4
Medium Term Corporate Notes.....................     1.5
Other assets less liabilities...................     0.1
                                                   -----
                                                   100.0%
                                                   =====
HIGH QUALITY BOND SERIES
Corporate Bonds and Notes.......................    76.9%
US Government Agency Securities.................    14.9
Securities Lending Collateral...................     3.4
US Treasury Securities..........................     3.0
Short Term US Government Agency Securities......     2.4
Foreign Government Obligations..................     1.2
Repurchase Agreements/Cash Equivalents..........     0.9
Liabilities less other assets...................    (2.7)
                                                   -----
                                                   100.0%
                                                   =====
INTERMEDIATE GOVERNMENT BOND SERIES
US Treasury Securities..........................    64.6%
Corporate Bonds and Notes.......................    19.9
Securities Lending Collateral...................    17.8
US Government Agency Securities.................     9.5
Repurchase Agreements/Cash Equivalents..........     1.9
Liabilities less other assets...................   (13.7)
                                                   -----
                                                   100.0%
                                                   =====
CORE BOND SERIES
Corporate Bonds and Notes.......................    41.0%
US Government Agency Securities.................    31.7
US Treasury Securities..........................    27.0
Short Term US Government Agency Securities......     6.5
Securities Lending Collateral...................     5.0
Foreign Government Obligations..................     3.4
Repurchase Agreements/Cash Equivalents..........     1.1
Short Term Corporate Notes......................     0.8
Short Term US Treasury Securities...............     0.3
Purchased Put Options...........................     0.0*
Call Options Written............................    (0.0)*
Put Options Written.............................    (0.0)*
Securities Sold Short...........................    (4.2)
Liabilities less other assets...................   (12.6)
                                                   -----
                                                   100.0%
                                                   =====
TOTAL RETURN BOND SERIES
US Treasury Securities..........................    37.7%
Corporate Bonds and Notes.......................    25.1
US Government Agency Securities.................    21.2
Repurchase Agreement/Cash Equivalents...........    21.1
Foreign Government Obligations..................     9.8
Preferred Stocks................................     1.1
Yankee Certificates of Deposit..................     1.0
Short Term Commercial Paper.....................     1.0
Short Term US Government Agency Securities......     0.3
Put Options Written.............................    (0.0)*
Call Options Written............................    (0.1)
Liabilities less other assets...................   (18.2)
                                                   -----
                                                   100.0%
                                                   =====
BALANCED SERIES
Common Stocks...................................    63.3%
Corporate Bond and Notes........................    10.4
Repurchase Agreements/Cash Equivalents..........     9.8
US Government Agency Securities.................     8.4
US Treasury Securities..........................     5.6
Securities Lending Collateral...................     4.6
Foreign Government Obligations..................     3.9
Short Term Commercial Paper.....................     2.9
Short Term US Government Agency Securities......     0.8
Preferred Stocks................................     0.5
Yankee Certificates of Deposit..................     0.4
Short Term Corporate Notes......................     0.1
Call Options Written............................    (0.0)*
Put Options Written.............................    (0.0)*
Liabilities less other assets...................   (10.7)
                                                   -----
                                                   100.0%
                                                   =====
VALUE & INCOME SERIES
Common Stocks...................................    96.9%
Securities Lending Collateral...................    11.2
Repurchase Agreements/Cash Equivalents..........     3.7
Liabilities less other assets...................   (11.8)
                                                   -----
                                                   100.0%
                                                   =====
VALUE SERIES
Common Stocks...................................    97.4%
Repurchase Agreements/Cash Equivalents..........     2.4
Other assets less liabilities...................     0.2
                                                   -----
                                                   100.0%
                                                   =====

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                 JUNE 30, 2005

                                  (UNAUDITED)

The following charts summarize the portfolio composition of each Series by asset type.

GROWTH & INCOME SERIES
Common Stocks...................................    98.5%
Securities Lending Collateral...................    11.5
Repurchase Agreements/Cash Equivalents..........     1.7
Liabilities less other assets...................   (11.7)
                                                   -----
                                                   100.0%
                                                   =====
EQUITY GROWTH SERIES
Common Stocks...................................    97.2%
Securities Lending Collateral...................     9.6
Repurchase Agreements/Cash Equivalents..........     2.9
Liabilities less other assets...................    (9.7)
                                                   -----
                                                   100.0%
                                                   =====
MID-CAP VALUE SERIES
Common Stocks...................................    94.3%
Securities Lending Collateral...................    13.1
Repurchase Agreements/Cash Equivalents..........     5.8
Liabilities less other assets...................   (13.2)
                                                   -----
                                                   100.0%
                                                   =====
MID-CAP GROWTH SERIES
Common Stock....................................    97.3%
Securities Lending Collateral...................    26.3
Repurchase Agreements/Cash Equivalents..........     3.0
Liabilities less other assets...................   (26.6)
                                                   -----
                                                   100.0%
                                                   =====
SMALL-CAP VALUE SERIES
Common Stocks...................................    94.0%
Securities Lending Collateral...................    14.6
Repurchase Agreements/Cash Equivalents..........     7.9
Liabilities less other assets...................   (16.5)
                                                   -----
                                                   100.0%
                                                   =====
SPECIAL EQUITY SERIES
Common Stocks...................................    96.4%
Securities Lending Collateral...................    20.6
Repurchase Agreements/Cash Equivalents..........     3.4
Short Term US Treasury Securities...............     0.1
Liabilities less other assets...................   (20.5)
                                                   -----
                                                   100.0%
                                                   =====
SMALL-CAP GROWTH SERIES
Common Stocks...................................    94.7%
Securities Lending Collateral...................    26.8
Repurchase Agreements/Cash Equivalents..........     5.2
Liabilities less other assets...................   (26.7)
                                                   -----
                                                   100.0%
                                                   =====
AGGRESSIVE EQUITY SERIES
Common Stocks...................................    99.5%
Securities Lending Collateral...................    12.3
Repurchase Agreements/Cash Equivalents..........     1.0
Liabilities less other assets...................   (12.8)
                                                   -----
                                                   100.0%
                                                   =====
HIGH YIELD BOND SERIES
Corporate Bonds and Notes.......................    90.9%
Repurchase Agreements/Cash Equivalents..........     6.7
Common Stocks...................................     1.4
Convertible Preferred Stocks....................     0.9
Convertible Bonds...............................     0.3
Warrants........................................     0.2
Liabilities less other assets...................    (0.4)
                                                   -----
                                                   100.0%
                                                   =====
INTERNATIONAL EQUITY SERIES
Common Stocks...................................    97.7%
Securities Lending Collateral...................     9.4
Repurchase Agreements/Cash Equivalents..........     1.6
Rights..........................................     0.0*
Liabilities less other assets...................    (8.7)
                                                   -----
                                                   100.0%
                                                   =====

---------------

* Amount rounds to less than 0.05%.

                       See notes to financial statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                         NOTES TO FINANCIAL STATEMENTS

                                  (UNAUDITED)

1. ORGANIZATION AND BUSINESS

Diversified Investors Portfolios (the "Series Portfolio"), a series trust organized on September 1, 1993, under the laws of the State of New York, is composed of eighteen different series that are, in effect, separate investment funds: the Money Market Portfolio, the High Quality Bond Portfolio, the Intermediate Government Bond Portfolio, the Core Bond Portfolio, the Total Return Bond Portfolio, the Balanced Portfolio, the Value & Income Portfolio, the Value Portfolio, the Growth & Income Portfolio, the Equity Growth Portfolio, the Mid-Cap Value Portfolio, the Mid-Cap Growth Portfolio, the Small-Cap Value Portfolio, the Special Equity Portfolio, the Small-Cap Growth Portfolio, the Aggressive Equity Portfolio, the High Yield Bond Portfolio, and the International Equity Portfolio (each a "Series"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).

2. SIGNIFICANT ACCOUNTING POLICIES

     A. SECURITY VALUATION:

Short-term securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the bid price on the Nasdaq system for unlisted national market issues, or at the last quoted bid price for securities not reported on the Nasdaq system. Bonds are valued at the mean of the last available bid and asked prices by an independent pricing service. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the last settlement price on the exchange on which they are traded. When valuations are not readily available, securities will be valued at their fair value as determined by the Board of Trustees.

Trading in securities on most foreign exchanges and over-the counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the calculation of net asset value when the investment advisor deems that the particular event or circumstance would materially affect its asset value. In accordance with procedures adopted by the Board of Trustees, the International Equity Series applies fair value pricing procedures on a daily basis for all non-US and non-Canadian equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Series' investment advisor determines that use of another valuation methodology is appropriate.

     B. REPURCHASE AGREEMENTS:

Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series' investment advisor, subject to the seller's agreement to repurchase and the Series' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to 102% for domestic securities and 105% for international securities of the repurchase price at all times. If the value of the underlying securities falls below the value of the repurchase price, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     C. FOREIGN CURRENCY TRANSLATION:

The accounting records of each Series are maintained in US dollars. The market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated to US dollars based on the prevailing exchange rates each business day. Income, expenses, purchases and sales of investment securities denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred.

Each Series does not isolate realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on securities. Net realized gains and losses on foreign currency transactions represent net foreign exchange gains and losses on disposition of foreign currencies and foreign currency forward contracts, and the difference between the amount of investment income receivable and foreign withholding taxes payable recorded on each Series' books and the US dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities (other than investments in securities) and foreign currency forward contracts, resulting from changes in the prevailing exchange rates.

     D. FOREIGN CURRENCY FORWARD CONTRACTS:

Each Series, with the exception of the Money Market Series, may enter into foreign currency forward contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Series' portfolio securities. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency forward contract fluctuates with changes in forward currency exchange rates. Foreign currency forward contracts are marked to market daily and the change in value is recorded by the Series as an unrealized foreign exchange gain or loss. When a foreign currency forward contract is extinguished, through delivery or by entering into another offsetting foreign currency forward contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Series' Statement of Assets and Liabilities and Statement of Operations. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

As of June 30, 2005, the Core Bond Series, Total Return Bond Series, Balanced Series, High Yield Bond Series and International Equity Series had outstanding foreign currency forward contracts as listed in Note 10.

     E. WRITTEN OPTIONS AND PURCHASED OPTIONS

Each Series, with the exception the Money Market Series, may write or purchase options for the purpose of either hedging its exposure to the market fluctuations of the portfolio, or an individual security position. When a Series writes an option, an amount equal to the premium received by the Series is recorded as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. When an option is purchased, the Series will pay a premium. Premiums paid for options are included as investments and are adjusted to their current market value daily. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Series realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Premiums paid for purchased options that expire unexercised will be treated as short-term capital losses. If an option which a Series has purchased expires on its stipulated expiration date, it realizes a loss in the amount of the cost of the option. If it enters into a closing transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a Series exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If a Series exercises a call option, the cost of the security which it purchases upon exercise will be increased by the premium originally paid.

Transactions in options written for the period ended June 30, 2005 were as follows:

                                        CORE BOND           TOTAL RETURN BOND           BALANCED
                                 -----------------------   --------------------   ---------------------
                                  NUMBER OF                NUMBER OF              NUMBER OF
                                  CONTRACTS    PREMIUMS    CONTRACTS   PREMIUMS   CONTRACTS    PREMIUMS
                                 -----------   ---------   ---------   --------   ----------   --------
Call options outstanding at
  December 31, 2004............           --   $      --       --      $     --           --   $     --
Call options written...........          946     456,786       48        15,213          223     84,125
Call options terminated in
  closing purchase
  transactions.................         (438)   (198,039)      --            --          (81)   (39,116)
Call options expired...........           --          --       --            --           --         --
                                 -----------   ---------      ---      --------   ----------   --------
Call options outstanding at
  June 30, 2005................          508   $ 258,747       48      $ 15,213          142   $ 45,009
                                 ===========   =========      ===      ========   ==========   ========
Put options outstanding at
  December 31, 2004............           --   $      --       --      $     --           --   $     --
Put options written............   65,900,389     479,164       48        13,932    5,650,175     82,146
Put options terminated in
  closing purchase
  transactions.................  (65,900,000)   (173,343)     (36)      (10,773)  (5,650,140)   (72,790)
Put options expired............           --          --       --            --           --         --
                                 -----------   ---------      ---      --------   ----------   --------
Put options outstanding at June
  30, 2005.....................          389   $ 305,821       12      $  3,159           35   $  9,356
                                 ===========   =========      ===      ========   ==========   ========

     F. FUTURES CONTRACTS

Each Series, with the exception of the Money Market Series, may invest in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Series intends to purchase, against fluctuations in market value caused by changes in prevailing market or interest rates. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the daily market value of the contract.

Variation margin payments are received or made by each Series each day, depending upon the daily fluctuations in the fair value of the underlying instrument. Each Series recognizes an unrealized gain or loss equal to the daily variation margin. When the contract is closed, the Series records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the basis in the contract.

Should market conditions move unexpectedly, the Series may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets. These contracts may involve market risk in excess of the unrealized gains or loss reflected in the Series' Statement of Assets and Liabilities.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Use of long futures contracts subjects the Series to risk of loss in excess of amounts shown on the Statement of Assets and Liabilities up to the notional value of the futures contracts. Use of short futures contracts subjects the Series to unlimited risk of loss. The Series may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Series credit risk is limited to failure of the exchange or board of trade.

Open futures contracts as of June 30, 2005:

                                                                                                       NET UNREALIZED
                       NUMBER OF                                        EXPIRATION      VALUE AS OF    APPRECIATION/
SERIES                 CONTRACTS             DESCRIPTION                   DATE        JUNE 30, 2005   (DEPRECIATION)
------                 ---------   --------------------------------   --------------   -------------   --------------
Core Bond............    86 Long   US Treasury Notes 10 Year Future   September 2005    $ 9,758,313      $ (27,789)
                       413 Short   Euro -- Bobl Future                September 2005     47,759,320       (310,233)
                       690 Short   US Treasury Notes 5 Year Future    September 2005     75,134,531       (137,553)
                                                                                                         ---------
                                                                                                         $(475,575)
                                                                                                         =========
Total Return Bond....    25 Long   90 Day Euro Future                 September 2005    $ 6,009,375      $  (6,375)
                         16 Long   90 Day Euro Future                  December 2005      3,841,200           (380)
                          1 Long   US Long Bond Future                September 2005        118,750            339
                         2 Short   US Treasury Notes 2 Year Future    September 2005        415,375           (135)
                        14 Short   US Treasury Notes 5 Year Future    September 2005      1,524,469          2,899
                        35 Short   US Treasury Notes 10 Year Future   September 2005      3,971,406        (27,355)
                                                                                                         ---------
                                                                                                         $ (31,007)
                                                                                                         =========
Balanced.............    95 Long   90 Day Euro Future                 September 2005    $22,835,625      $ (24,225)
                         44 Long   90 Day Euro Future                  December 2005     10,563,300         (1,045)
                         27 Long   S&P 500 Future                     September 2005      1,613,925        (14,904)
                          3 Long   US Long Bond Future                September 2005        356,250            844
                         6 Short   US Treasury Notes 2 Year Future    September 2005      1,246,125           (702)
                        15 Short   US Treasury Notes 5 Year Future    September 2005      1,633,359            191
                         3 Short   US Treasury Notes 10 Year Future   September 2005        340,406         (2,562)
                                                                                                         ---------
                                                                                                         $ (42,403)
                                                                                                         =========
Growth & Income......    53 Long   S&P 500 Future                     September 2005    $ 3,168,075      $ (47,444)
                                                                                                         =========
Special Equity.......    11 Long   Russell 2000 Future                September 2005    $ 3,537,050      $  82,995
                                                                                                         =========

Each Series (except for Growth & Income) has segregated securities as collateral for its respective open futures contracts. The segregated securities are identified within each Series' portfolio of investments. Growth & Income has segregated $200,000 of cash collateral for its open futures contract. Balanced has segregated $188,541 of cash as collateral in addition to the securities identified on its portfolio of investments.

     G. SHORT SALES:

Each Series, with the exception of the Money Market Series, may sell securities short. A short sale is a transaction in which the Series sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Series is obligated to replace the borrowed securities at the market price at the time of replacement. The Series' obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the custodian. In addition, the Series will consider

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

the short sale to be a borrowing by the Series that is subject to the asset coverage requirements of the Investment Company Act of 1940, as amended. Short sales by the Series involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases can not exceed the total amount invested. During the period ended June 30, 2005, the Core Bond Series and the Balanced Series had short sales.

     H. DOLLAR ROLLS:

Each Series, with the exception of the Money Market Series, may enter into dollar rolls (principally using TBA's) in which the Series sell mortgage securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Series account for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The Series must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Series are required to purchase may decline below the agreed upon repurchase price of those securities.

     I. FEDERAL INCOME TAXES:

It is the Series' policy to comply with the applicable provisions of the Internal Revenue Code. Therefore, no federal income tax provision is required.

     J. SECURITY TRANSACTIONS AND INVESTMENT INCOME:

Security transactions are accounted for on a trade date basis (the date the order to buy or sell is executed). Dividend income less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date. Interest income is not accrued until settlement date.

All of the net investment income and realized and unrealized gains and losses from security transactions are determined on each valuation day and allocated pro rata among the investors in a Series at the time of such determination.

     K. OPERATING EXPENSES:

The Series Portfolio accounts separately for the assets, liabilities and operations of each Series. Expenses directly attributable to a Series are charged to that Series, while expenses attributable to all Series are allocated among the series based on their relative net assets, or another methodology that is appropriate based on the circumstances.

     L. OTHER:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3. FEES AND TRANSACTIONS WITH AFFILIATES

Transamerica Financial Life Insurance Company, Inc. ("TFLIC"), a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"), is an affiliate of Diversified Investment Advisors, Inc. (the "Advisor"). The Advisor is an indirect, wholly-owned subsidiary of AEGON, a financial services holding company whose primary emphasis is life and health insurance and annuity and investment products. AEGON is an indirect, wholly-owned subsidiary of AEGON NV, a corporation based in the Netherlands which is a publicly traded international insurance group. TFLIC has sub-accounts which invest in the corresponding Series Portfolios as follows:

TFLIC SUB-ACCOUNT                                             INVESTMENT IN PORTFOLIO
-----------------                                             -----------------------
Money Market................................................            9.01%
High Quality Bond...........................................           12.64
Intermediate Government Bond................................           23.60
Core Bond...................................................           10.23
Total Return Bond...........................................            0.00
Balanced....................................................           35.14
Value & Income..............................................           24.15
Value.......................................................            0.00
Growth & Income.............................................           26.49
Equity Growth...............................................           19.18
Mid-Cap Value...............................................            4.33
Mid-Cap Growth..............................................            0.36
Small-Cap Value.............................................            0.05
Special Equity..............................................           28.93
Small-Cap Growth............................................            0.00
Aggressive Equity...........................................           24.89
High Yield Bond.............................................            8.28
International Equity........................................           13.44

The Advisor manages the assets of each Series of the Series Portfolio pursuant to an Investment Advisory Agreement with the Series Portfolio. Subject to such further policies as the Board of Trustees may determine, the Advisor provides general investment advice to each Series. For its services, the Advisor receives from each Series fees, accrued daily and payable monthly, at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets. The Advisor is currently waiving a portion of its investment advisory fees for certain Series.

For each Series, the Advisor has entered into Investment Subadvisory Agreements with the subadvisors listed in the table below (each a "Subadvisor", collectively the "Subadvisors"). It is the responsibility of each Subadvisor to make the day-to-day investment decisions of the Series and to place the purchase and sales orders for securities transactions of such Series, subject in all cases to the general supervision of the Advisor. Payment of fees to the Subadvisors is the responsibility of the Advisor, and is not an additional expense of a Series.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

For its services, the Advisor receives a fee from each Series, and the Subadvisors receive a fee from the Advisor, at an annual rate equal to the percentages specified in the table below of the portion of the corresponding Series' average daily net assets which they subadvise.

                                                                               ADVISOR   SUBADVISOR
SERIES                                         SERIES SUBADVISOR               FEE (%)    FEE (%)
------                             ------------------------------------------  -------   ----------
Money Market.....................  GE Asset Management, Inc.                    0.25        0.05
High Quality Bond................  Merganser Capital Management, LP             0.35            (2)
Intermediate Government Bond.....  (3)                                          0.35(1)         (4)
Core Bond........................  BlackRock Advisors, Inc.                     0.35            (5)
Total Return Bond................  Western Asset Management Company             0.35(1)         (6)
Balanced.........................  (7)                                          0.45(1)         (8)
Value & Income...................  (9)                                          0.45            (10)
Value............................  Hotchkis and Wiley Capital Management, LLC   0.50(1)         (11)
Growth & Income..................  (12)                                         0.60            (13)
Equity Growth....................  (14)                                         0.62            (15)
Mid-Cap Value....................  (16)                                         0.67(1)         (17)
Mid-Cap Growth...................  Columbus Circle Investors                    0.72(1)         (18)
Small-Cap Value..................  Earnest Partners, LLC                        0.82(1)     0.50
Special Equity...................  (19)                                         0.80            (20)
Small-Cap Growth.................  Delaware Management Company                  0.87(1)     0.50
Aggressive Equity................  Turner Investment Partners, Inc.             0.77(1)         (21)
High Yield Bond..................  Eaton Vance Management                       0.55(1)         (22)
International Equity.............  (23)                                         0.75            (24)

---------------

(1)  The Advisor is currently voluntarily waiving a portion of its fee.

(2) 0.20% on the first $100,000,000 in average daily net assets, 0.15% on the next $100,000,000 in average daily net assets, 0.10% on the next $100,000,000 in average daily net assets and 0.05% on all average daily net assets in excess of $300,000,000.

(3) The Intermediate Government Bond Series has two subadvisors: Allegiance Investment Management, LLC and Stephens Capital Management.

(4) Allegiance Investment Management, LLC received 0.35% on the first $20,000,000 in average daily net assets, 0.25% on the next $30,000,000 in average daily net assets, 0.20% on the next $50,000,000 in average daily net assets and 0.05% on all average daily net assets in excess of $100,000,000. Stephens Capital Management received 0.10% on all average daily net assets.

(5) For the period January 1, 2005 to April 26, 2005, the market values of the fixed income securities of the Core Bond Series and Balanced Series were combined to determine the fee at the rate of 0.12% on the first $1,000,000,000 in average daily net assets and 0.05% on all average daily net assets in excess of $1,000,000,000. As of April 27, 2005 the market value of only the Core Bond Series was used to determine the fee.

(6) For the period May 6, 2005 to June 30, 2005, Western Asset Management Company received 0.30% on the first $100,000,000 in average daily net assets and 0.15% on all average daily net assets in excess of $100,000,000. In addition, Western Asset Management Company, Ltd. manages the foreign fixed income securities and receives the same fee schedule listed above.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)


(7) The Balanced Series has three subadvisors. Effective April 27, 2005, Goldman Sachs Asset Management, LP, Western Asset Management Company and Western Asset Management Company, Ltd. replaced Aeltus Investment Management, Inc. and BlackRock Advisors, Inc. for equity, fixed income and foreign fixed securities, respectively.

     During the period ended June 30, 2005, the Balanced Series executed $25,343 of sales transactions through Goldman Sachs & Company, an affiliate of Goldman Sachs Asset Management, L.P. Commissions paid for such transactions amounted to $17.

(8) For the period January 1, 2005 to April 26, 2005 Aeltus Investment Management, Inc. received 0.15% on the first $300,000,000 in average daily net assets, 0.125% on the next $700,000,000 in average daily net assets and 0.10% on all average daily net assets in excess of $1,000,000,000. For the period January 1, 2005 to April 26, 2005 BlackRock Advisors, Inc. received 0.12% on the first $1,000,000,000 in average daily net assets and 0.05% on all average daily net assets in excess of $1,000,000,000 on the combined market values of the fixed income securities of the Core Bond Series and Balanced Series. For the period April 27, 2005 to June 30, 2005, Goldman Sachs Asset Management, LP received 0.14% on the first $500,000,000 in combined average daily net assets of the Balanced Series and the Growth & Income Series average daily net assets, 0.12% on the next $1,000,000,000 in combined average daily net assets and 0.10% on all combined average daily net assets in excess of $1,500,000,000. For the period April 27, 2005 to June 30, 2005, Western Asset Management Company and Western Asset Management Company, Ltd. received 0.30% on the first $100,000,000 in average daily net assets and 0.15% on all average daily net assets in excess of $100,000,000.

(9) The Value & Income Series has two subadvisors: TCW Investment Management Company and AllianceBernstein. Effective March 30, 2005, TCW Investment Management Company replaced Alliance Capital Management LP.

     During the period ended June 30, 2005, the Value & Income Series executed $177,203,685 of purchase transactions and $91,349,248 of sales transactions through Sanford C. Bernstein & Co. LLC, an affiliate of Alliance Capital Management LP. Commissions paid for such transactions amounted to $297,402.

(10) For the period January 1, 2005 to March 29, 2005, Alliance Capital Management LP received 0.27% on the first $300,000,000 in average daily net assets, 0.15% on the next $700,000,000 in average daily net assets, 0.12% on the next $1,000,000,000 in average daily net assets and 0.11% on all average daily net assets in excess of $2,000,000,000. For the period March 30, 2005 to June 30, 2005, TCW Investment Management Company received 0.70% on the first $25,000,000 in average daily net assets, 0.50% on the next $75,000,000 in average daily net assets, 0.30% on the next $400,000,000 in average daily net assets and 0.10% on all average daily net assets in excess of $500,000,000. AllianceBernstein received 0.27% on the first $300,000,000 in average daily net assets, 0.16% on the next $700,000,000 in average daily net assets and 0.13% on all average daily net assets in excess of $1,000,000,000.

(11) For the period May 6, 2005 to June 30, 2005, Hotchkis and Wiley Capital Management, LLC received 0.75% on the first $15,000,000 in average daily net assets, 0.50% on the next $35,000,000 in average daily net assets, 0.35% on the next $100,000,000 in average daily net assets and 0.25% on all average daily net assets in excess of $150,000,000.

(12) The Growth & Income Series has three subadvisors: Ark Asset Management, Inc., Goldman Sachs Asset Management, LP and Aronson & Johnson & Ortiz, LP.

     During the period ended June 30, 2005, the Growth & Income Series executed $35,983,901 of purchase transactions and $40,962,418 of sales transactions through Goldman Sachs Company, an affiliate of Goldman Sachs Asset Management, LP. Commissions paid for such transactions amounted to $40,806.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)


   During the period ended June 30, 2005, the Growth & Income Series executed $471,744 of purchase transactions and $1,239,761 of sales transactions through Wave Securities LLC, an affiliate of Goldman Sachs Asset Management, LP. Commissions paid for such transactions amounted to $1,916.

(13) Ark Asset Management, Inc. received 0.20% on the first $750,000,000 in combined average daily net assets of the Growth & Income Series and the Equity Growth Series, 0.18% on the next $250,000,000 in combined average daily net assets and 0.15% on all combined average daily net assets in excess of $1,000,000,000. Goldman Sachs Asset Management, LP received 0.14% on the first $500,000,000 in combined average daily net assets of the Balanced Series and the Growth & Income Series, 0.12% on the next $1,000,000,000 in combined average daily net assets and 0.10% on all combined average daily net assets in excess of $1,500,000,000. Aronson & Johnson & Ortiz, LP received 0.30% on the first $250,000,000 in average daily net assets, 0.20% on the next $250,000,000 in average daily net assets and 0.15% on all average daily net assets in excess of $500,000,000. If assets are less than $100,000,000, then Aronson & Johnson & Ortiz, LP will receive 0.55% on the first $50,000,000 in average daily net assets and 0.35% on all average daily net assets in excess of $50,000,000.

(14) The Equity Growth Series has two subadvisors: Ark Asset Management Company, Inc. and Marsico Capital Management LLC.

     During the period ended June 30, 2005, the Equity Growth Series executed $16,181,054 of purchase transactions and $3,684,145 of sales transactions through Bank of America Securities LLC, an affiliate of Marsico Capital Management LLC. Commissions paid for such transactions amounted to $23,032.

(15) Ark Asset Management, Inc. received 0.20% on the first $750,000,000 in combined average daily net assets of the Growth & Income Series and the Equity Growth Series, 0.18% on the next $250,000,000 in combined average daily net assets and 0.15% on all combined average daily net assets in excess of $1,000,000,000. Marsico Capital Management LLC received 0.30% on the first $1,000,000,000 in average daily net assets and 0.25% on all average daily net assets in excess of $1,000,000,000. If assets are greater than $2,000,000,000, then Marsico Capital Management LLC will receive 0.27% on all average daily net assets.

(16) Effective March 30, 2005, The Mid-Cap Value Series added an additional subadvisor, LSV Asset Management, to its existing subadvisor, Cramer, Rosenthal, McGlynn LLC.

(17) Cramer Rosenthal McGlynn received 0.70% on the first $25,000,000 in average daily net assets, 0.40% on the next $25,000,000 in average daily net assets, 0.35% on the next $50,000,000 in average daily net assets, 0.25% on the next $200,000,000 in average daily net assets and 0.20% on all average daily net assets in excess of $300,000,000. For the period March 30, 2005 to June 30, 2005, LSV Asset Management received 0.50% on the first $100,000,000 in average daily net assets, 0.40% on the next $100,000,000 in average daily net assets, 0.35% on the next $600,000,000 in average daily net assets, and 0.33% on all average daily net assets in excess of $800,000,000. In determining the basis point fee applicable to the Series, the combined average daily net assets of the Series and the portion of the International Equity Series managed by LSV Asset Management were applied to the fee schedule.

(18) 0.40% on the first $135,000,000 in average daily net assets and 0.35% on all average daily net assets in excess of $135,000,000.

(19) The Special Equity Series has five subadvisors: EARNEST Partners, LLC, Wellington Management Company LLP, RS Investments Management, LP, Mazama Capital Management, LLC and INVESCO, Inc. Effective March 14, 2005, Mazama Capital Management, LLC replaced Seneca Capital Management, LLC.

(20) Wellington Management Company LLP received 0.45% on the first $200,000,000 of average daily net assets and 0.375% on average daily net assets in excess of $200,000,000. EARNEST Partners, LLC

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

   received 0.50% of all average daily net assets. RS Investments Management, LP received 0.50% on the first $100,000,000 in average daily net assets and 0.40% on all average daily net assets in excess of $100,000,000. INVESCO, Inc. received 0.55% on the first $100,000,000 in average daily net assets, 0.45% on the next $100,000,000 in average daily net assets, 0.30% on the next $100,000,000 in average daily net assets and 0.20% on all average daily net assets in excess of $300,000,000. For the period January 1, 2005 to March 13, 2005, Seneca Capital Management, LLC received 0.43% on the first $200,000,000 in average daily net assets and 0.33% on all average daily net assets in excess of $200,000,000. For the period March 14, 2005 to June 30, 2005, Mazama Capital Management, LLC received 0.55% in average daily net assets.

(21) 0.35% on the first $100,000,000 in average daily net assets, 0.30% on the next $200,000,000 in average daily net assets, 0.25% on the next $200,000,000 in average daily net assets and 0.20% on all average daily net assets in excess of $500,000,000.

(22) 0.35% on the first $20,000,000 in average daily net assets, 0.25% on the next $20,000,000 in average daily net assets, 0.20% on the next $85,000,000 in average daily net assets and 0.15% on all average daily net assets in excess of $125,000,000.

(23) The International Equity Series has two subadvisors: LSV Asset Management and Wellington Management Company, LLP.

(24) LSV Asset Management received 0.45% on the first $100,000,000 in average daily net assets, 0.40% on the next $100,000,000 in average daily net assets, 0.37% on the next $400,000,000 in average daily net assets, 0.35% on the next $200,000,000 in average daily net assets and 0.33% on all average daily net assets in excess of $800,000,000. Wellington Management Company, LLP received 0.375% on the first $400,000,000 in average daily net assets, 0.35% on the next $600,000,000 in average daily net assets and 0.325% on all average daily net assets in excess of $1,000,000,000.

For the period ended June 30, 2005, the Advisor has voluntarily undertaken to waive fees to the extent the expenses of a Series exceed the following expense caps (as a proportion of average daily net assets):

SERIES                                                             EXPENSE CAP
------                                                        ----------------------
Money Market................................................  30 basis points (b.p.)
High Quality Bond...........................................         40 b.p.
Intermediate Government Bond................................         40 b.p.
Core Bond...................................................         40 b.p.
Total Return Bond...........................................         40 b.p.
Balanced....................................................         50 b.p.
Value & Income..............................................         50 b.p.
Value.......................................................         55 b.p.
Growth & Income.............................................         65 b.p.
Equity Growth...............................................         65 b.p.
Mid-Cap Value...............................................         70 b.p.
Mid-Cap Growth..............................................         75 b.p.
Small-Cap Value.............................................         85 b.p.
Special Equity..............................................         85 b.p.
Small-Cap Growth............................................         90 b.p.
Aggressive Equity...........................................         80 b.p.
High Yield Bond.............................................         60 b.p.
International Equity........................................         90 b.p.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

3. FEES AND TRANSACTIONS WITH AFFILIATES (CONTINUED)

Certain trustees and officers of the Series Portfolio and of the funds that invest in the Series Portfolio are also directors, officers or employees of the Advisor or its affiliates. None of the non-independent trustees so affiliated receive compensation for services as trustees of the Series Portfolio or the funds that invest in the Series Portfolio. Similarly, none of the Series Portfolio officers receive compensation from the Series Portfolio. Aggregate remuneration earned by non-affiliated trustees of the Series Portfolio from the Series Portfolio for the period ended June 30, 2005 amounted to $42,277.

4. SECURITIES LENDING

All Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least 102% of the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

Each Series receives compensation, net of related expenses, for lending its securities which is reported on the Statements of Operations. The reported compensation includes interest income on short term investments purchased with cash collateral received. At June 30, 2005, the Series loaned securities having market values as follows:

                                                                             CASH COLLATERAL
                           SERIES                             MARKET VALUE      RECEIVED
                           ------                             ------------   ---------------
High Quality Bond...........................................  $ 24,517,646    $ 25,140,250
Intermediate Government Bond................................    40,564,413      41,460,158
Core Bond...................................................    92,221,200      94,420,159
Balanced....................................................    18,384,706      18,961,356
Value & Income..............................................   307,358,461     317,505,927
Growth & Income.............................................   121,630,404     125,968,925
Equity Growth...............................................   212,726,431     221,128,061
Mid-Cap Value...............................................    63,915,404      65,903,677
Mid-Cap Growth..............................................    57,167,404      59,966,960
Small-Cap Value.............................................    27,146,206      28,176,600
Special Equity..............................................   247,780,802     257,599,303
Small-Cap Growth............................................    29,316,046      30,669,845
Aggressive Equity...........................................    43,915,317      45,336,885
International Equity........................................   129,197,007     136,187,298

The cash collateral received by each Series was pooled and at June 30, 2005 was invested in the following securities:

ABN Amro Bank NV, Time Deposit, 3.25%, 08/05/2005
American Beacon Money Market Fund
Bank of America Corp., Floating Rate Note, 3.27%(1), 07/18/2005
Bank of America Corp., Floating Rate Note, 3.31%(1), 06/07/2006
Bank Of Montreal, Time Deposit, 3.01%, 07/01/2005
Bank Of Nova Scotia, Time Deposit, 3.11%, 07/11/2005
Bank Of Nova Scotia, Time Deposit, 3.16%, 07/15/2005
Barclays PLC, Time Deposit, 3.16%, 07/14/2005
Barclays PLC, Time Deposit, 3.25%, 07/27/2005

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

4. SECURITIES LENDING (CONTINUED)

Barclays Global Investors Money Market Fund -- Institutional Shares
BNP Paribas, Time Deposit, 3.00%, 07/01/2005
Canadian Imperial Bank of Commerce, Floating Rate CD, 3.40%(1), 11/04/2005 Citigroup, Inc., Time Deposit, 3.03%, 07/06/2005
Citigroup, Inc., Time Deposit, 3.10%, 07/25/2005
Credit Suisse First Boston Corp., Time Deposit, 3.16%, 07/13/2005
Credit Suisse First Boston Corp., Time Deposit, 3.20%, 07/18/2005
Credit Suisse First Boston Corp., Floating Rate Note, 3.15%(1), 09/09/2005 Credit Suisse First Boston Corp., Floating Rate Note, 3.44%(1), 03/10/2006 Dexia Group, Time Deposit, 3.21%, 07/20/2005
Dexia Group, Time Deposit, 3.30%, 08/09/2005
Federal Home Loan Bank, US Government Agency Discount Note, 2.98%, 07/01/2005 First Tennessee National Corp., Time Deposit, 3.22%, 08/09/2005
Fortis Bank, Time Deposit, 3.11%, 07/05/2005
Fortis Bank, Time Deposit, 3.25%, 08/04/2005
Freddie Mac, US Government Agency Discount Note, 3.21%, 07/26/2005
Freddie Mac, US Government Agency Discount Note, 3.24%, 08/16/2005
General Electric Capital Corp., Commercial Paper, 3.25%(2), 07/08/2005 Goldman Sachs Group Inc., Promissory Note, 3.32%, 07/27/2005
Goldman Sachs Group Inc., Promissory Note, 3.32%, 12/28/2005
HBOS Halifax Bank of Scotland, Time Deposit, 3.15%, 08/08/2005
HSBC Banking/Holdings PLC, Time Deposit, 3.25%, 08/05/2005
JPMorgan Chase & Company, Time Deposit, 3.20%, 07/20/2005
Merrimac Cash Fund -- Premium Class
National Australia Bank, Time Deposit, 3.38%, 07/01/2005
National Australia Bank, Time Deposit, 3.26%, 07/06/2005
Nordea Bank Finland PLC (NY Branch), Time Deposit, 3.24%, 08/03/2005
Rabobank Nederland, Time Deposit, 3.35%, 07/01/2005
Rabobank Nederland, Time Deposit, 3.17%, 07/18/2005
Royal Bank of Canada, Time Deposit, 3.26%, 07/28/2005
Royal Bank of Scotland, Time Deposit, 3.27%, 07/29/2005
Royal Bank of Scotland, Time Deposit, 3.25%, 08/04/2005
Royal Bank of Scotland, Time Deposit, 3.24%, 08/08/2005
Societe Generale, Time Deposit, 3.20%, 08/08/2005
Svenska Handlesbanken, Time Deposit, 3.22%, 08/05/2005
The Bank of the West, Time Deposit, 3.27%, 07/27/2005
The Bear Stearns Companies, Inc., Master Note, 3.57%, 09/08/2005
The Bear Stearns Companies, Inc., Master Note, 3.57%, 12/06/2005
Toronto Dominion Bank, Time Deposit, 3.25%, 08/02/2005
UBS AG, Time Deposit, 3.25%, 08/09/2005
Wells Fargo Bank, Time Deposit, 3.27%, 07/21/2005
Wells Fargo Bank, Time Deposit, 3.27%, 08/01/2005
---------------

(1) Variable rate security. The rate shown was in effect at June 30, 2005.

(2) Represents yield to maturity at time of purchase.

Information pertaining to the investment of the cash collateral is shown on each Series' Portfolio of Investments.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

5. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and proceeds from sales or maturities (excluding short-term securities) for the period ended June 30, 2005 were as follows:

                                                                      COST OF          PROCEEDS
                 SERIES                                              PURCHASES        FROM SALES
                 ------                                            --------------   --------------
High Quality Bond........................  Government Obligations  $   25,715,257   $   27,596,834
                                           Other                      149,590,460      106,799,026
Intermediate Government Bond.............  Government Obligations     915,211,378      986,585,618
                                           Other                       30,124,838       25,463,874
Core Bond................................  Government Obligations   9,913,164,851    9,984,963,319
                                           Other                      446,091,651      243,186,347
Total Return Bond........................  Government Obligations      71,706,229       41,594,439
                                           Other                       18,538,413          946,571
Balanced.................................  Government Obligations     735,906,210      782,298,604
                                           Other                      271,495,145      276,433,448
Value & Income...........................  Other                    2,003,992,477    1,908,387,511
Value....................................  Other                       10,189,091          425,236
Growth & Income..........................  Other                      434,260,380      477,233,456
Equity Growth............................  Other                      935,616,310      900,832,213
Mid-Cap Value............................  Other                      386,656,121      316,265,586
Mid-Cap Growth...........................  Other                      155,468,865      143,978,991
Small-Cap Value..........................  Other                      243,988,713      223,865,848
Special Equity...........................  Other                      642,289,218      656,920,824
Small-Cap Growth.........................  Other                       49,118,881       42,360,983
Aggressive Equity........................  Other                      362,760,240      382,320,397
High Yield Bond..........................  Other                      148,921,809      117,349,052
International Equity.....................  Other                      776,702,129      668,364,746

6. LEGAL AND REGULATORY MATTERS

On December 12, 2003, the Series Portfolio received a copy of a complaint (the "Complaint") filed in the United States Bankruptcy Court for the Southern District of New York styled Enron Corp. v. J.P. Morgan Securities, Inc. et al. The Complaint names as defendants the Intermediate Government Bond Portfolio and the Value & Income Portfolio (the "Subject Portfolios") and alleges that Enron Corp. ("Enron") transferred to the defendants, including the Subject Portfolios, over $1 billion in the aggregate for the purpose of prepaying certain commercial paper issued by Enron (the "Notes") and held by the defendants prior to the filing by Enron for bankruptcy protection under Chapter 11 of Title 11 of the Bankruptcy Code (the "Bankruptcy Code"). The Complaint seeks to hold the defendants, including the Subject Portfolios, liable for these transfers as preferential transfers or as fraudulent transfers under the Bankruptcy Code. Although the Complaint does not specify the amount of each transfer in dispute, it appears that the sale by the Intermediate Government Bond Portfolio of approximately $2.4 million of the Notes on or about October 30, 2001 and the sale by the Value & Income Portfolio of approximately $10.3 million of the Notes on or about October 30, 2001 are in dispute. The Complaint seeks to require the Subject Portfolios to repay to Enron the full amounts of these transfers, in which event the Subject Portfolios would be granted unsecured claims against the Enron bankruptcy estate in the amounts of the repayments. The Subject Portfolios moved to dismiss all counts of the Complaint, contending, among other things, that section 546(e) of the Bankruptcy Code provides a complete defense. The Bankruptcy Court denied the motion on July 1, 2005. Accordingly, the Subject Portfolios filed an

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

6. LEGAL AND REGULATORY MATTERS (CONTINUED)

answer to the Complaint on July 29, 2005. The Court has set a discovery calendar indicating that discovery is to proceed through 2006. The Subject Portfolios and their counsel have reviewed the Subject Portfolios' records concerning the factual background of the allegations in the Complaint, and have considered remaining potential defenses to the allegations in the Complaint. Because only limited discovery has taken place, the Subject Portfolios are unable to predict whether Enron will prevail, in whole or in part, in its claims against the Subject Portfolios, and therefore have not recorded a liability in the financial statements for any potential loss.

Diversified Investors Securities Corp. ("DISC") is the distributor for each of the Series and a subsidiary of the Series Portfolio's investment advisor, Diversified Investment Advisor, Inc. ("DIA").

On February 18, 2005, DISC was notified by NASD staff that it had made a preliminary determination to recommend disciplinary action against DISC based on claims of alleged market timing activity in the Diversified Investors International Equity Fund (the "International Equity Fund") between July 1, 2003 and October 31, 2003. NASD staff contends that DISC facilitated certain shareholders' trading in the International Equity Fund in contravention of prospectus provisions that took effect on or about July 1, 2003, and otherwise violated NASD rules. NASD staff also has alleged that DISC violated certain record retention rules relating to email communications.

DISC and DIA are continuing to provide information to the NASD and have also responded to requests for information from various governmental and self-regulatory agencies in connection with investigations related to mutual fund trading activities. DISC and DIA have cooperated fully with each request.

Although it is not anticipated that these developments will have an adverse effect on the Series Portfolio, there can be no assurance at this time.

7. PROXY VOTING POLICIES AND PROCEDURES

A description of the Series Portfolio's proxy voting policies and procedures is included in the Statement of Additional Information ("SAI"), which is available without charge, upon request: (i) by calling 1-800-755-5803; (ii) on the Series Portfolio's website at www.divinvest.com (Click on the icon for Sponsors, then click on the icon for Corporate, then click on Investments) or (iii) on the SEC's website at www.sec.gov. In addition, the Series Portfolio is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. The Series Portfolios' filing for the twelve months ended June 30, 2005, is available without charge, upon request: (i) by calling 1-800-755-5803; (ii) on the Series Portfolio's website at www.divinvest.com (Click on the icon for Sponsors, then click on the icon for Corporate, then click on Investments) or (iii) on the SEC's website at www.sec.gov.

8. QUARTERLY PORTFOLIOS

The Series Portfolio will file its portfolios of investments for the first and third quarters (March 31 and September 30, respectively) with the SEC by May 30 and November 29, respectively, each year on Form N-Q. The Series Portfolio's Form N-Q is available on the SEC's website at www.sec.gov. The Series Portfolio's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the operation of the SEC's Public Reference Room, call 1-800-SEC-0330. You may also obtain a copy of Form N-Q without charge, upon request, by calling 1-800-755-5803.

9. CONCENTRATIONS AND INDEMNIFICATIONS

The Series Portfolio may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Series Portfolio to additional risks resulting from

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

9. CONCENTRATIONS AND INDEMNIFICATIONS (CONTINUED)

political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices more volatile than those of comparable US securities.

As of June 30, 2005, the High Yield Bond Series invested approximately 10.92% of its portfolio in issuers outside the United States.

As of June 30, 2005, substantially all of the International Equity Series' net assets consist of securities of issuers denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities.

As of June 30, 2005, the International Equity Series invested approximately 17.97% and 14.46% of its portfolio in issuers in the United Kingdom and Japan, respectively.

In the normal course of business, the Series Portfolio enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Series Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Series Portfolio that have not yet occurred. However, based on experience, the Series Portfolio expects the risk of loss to be remote.

10. FOREIGN CURRENCY FORWARD CONTRACTS

At June 30, 2005, the Core Bond Series, Total Return Bond Series, Balanced Series, High Yield Bond Series and International Equity Series had entered into foreign currency forward contracts which contractually obligate each Series to deliver/receive currency at specified future dates. The open contracts were as follows:

                                                                                           NET UNREALIZED
                                      FOREIGN     IN EXCHANGE   SETTLEMENT    VALUE AT     APPRECIATION/
                                      CURRENCY        FOR          DATE       06/30/05     (DEPRECIATION)
                                     ----------   -----------   ----------   -----------   --------------
CORE BOND
PURCHASE CONTRACTS:
Mexican Peso.......................  20,880,547   $ 1,901,654    07/25/05    $ 1,935,718     $   34,064
                                                                                             ==========
SALE CONTRACTS:
Euro...............................  11,743,013   $15,410,591    07/26/05    $14,220,750     $1,189,841
Euro...............................   1,307,200     1,656,968    07/26/05      1,583,015         73,953
Mexican Peso.......................  48,775,000     4,324,611    07/25/05      4,521,656       (197,045)
Mexican Peso.......................  34,144,153     3,040,170    07/25/05      3,165,312       (125,142)
Mexican Peso.......................  48,000,000     4,321,210    07/25/05      4,449,810       (128,600)
New Zealand Dollar.................  16,867,397    12,150,935    07/27/05     11,711,800        439,135
                                                                                             ----------
TOTAL..............................                                                          $1,252,142
                                                                                             ==========
TOTAL RETURN BOND
PURCHASE CONTRACTS:
Canadian Dollar....................     153,287   $   121,947    08/10/05    $   125,225     $    3,278
                                                                                             ==========
SALE CONTRACTS:
Australian Dollar..................     323,539   $   245,728    08/10/05    $   245,740     $      (12)
Canadian Dollar....................     320,464       256,166    08/10/05        261,797         (5,631)
Euro...............................   1,564,933     1,983,553    08/10/05      1,896,134         87,419
                                                                                             ----------
TOTAL..............................                                                          $   81,776
                                                                                             ==========

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                  (UNAUDITED)

10. FOREIGN CURRENCY FORWARD CONTRACTS (CONTINUED)


                                                                                           NET UNREALIZED
                                      FOREIGN     IN EXCHANGE   SETTLEMENT    VALUE AT     APPRECIATION/
                                      CURRENCY        FOR          DATE       06/30/05     (DEPRECIATION)
                                     ----------   -----------   ----------   -----------   --------------
BALANCED
PURCHASE CONTRACTS:
Euro...............................   1,014,981   $ 1,321,511    07/26/05    $ 1,229,139     $  (92,372)
Mexican Peso.......................   7,167,012       637,799    07/25/05        664,414         26,615
New Zealand Dollar.................   1,561,772     1,118,541    07/27/05      1,084,409        (34,132)
                                                                                             ----------
TOTAL..............................                                                          $  (99,889)
                                                                                             ==========
SALE CONTRACTS:
Australian Dollar..................     940,286   $   721,199    08/10/05    $   714,181     $    7,018
Canadian Dollar....................     910,497       731,030    08/10/05        743,813        (12,783)
Euro...............................   1,014,981     1,331,980    07/26/05      1,229,139        102,841
Euro...............................   4,567,485     5,848,208    08/10/05      5,534,143        314,065
Mexican Peso.......................   4,055,000       359,534    07/25/05        375,916        (16,382)
Mexican Peso.......................   3,112,012       277,091    07/25/05        288,497        (11,406)
New Zealand Dollar.................   1,561,772     1,125,069    07/27/05      1,084,409         40,660
                                                                                             ----------
TOTAL..............................                                                          $  424,013
                                                                                             ==========
HIGH YIELD
SALE CONTRACTS:
Euro...............................     504,534   $   609,563    07/29/05    $   611,050     $   (1,487)
                                                                                             ==========
INTERNATIONAL EQUITY
PURCHASE CONTRACTS:
Euro...............................     261,805   $   315,905    07/01/05    $   316,823     $      918
Japanese Yen.......................  82,870,443       753,642    07/01/05        747,186         (6,456)
Swiss Franc........................   1,514,457     1,183,165    07/01/05      1,181,785         (1,380)
Swiss Franc........................     563,496       440,162    07/01/05        439,716           (446)
                                                                                             ----------
TOTAL..............................                                                          $   (7,364)
                                                                                             ==========
SALE CONTRACTS:
Euro...............................     625,060   $   753,642    07/01/05    $   756,416     $   (2,774)
Euro...............................     531,138       642,066    07/05/05        642,756           (690)
Euro...............................     723,664       876,212    07/05/05        875,742            470
Euro...............................     112,829       124,056    12/29/05        137,592        (13,536)
Great British Pound................     581,878     1,056,414    07/01/05      1,042,551         13,863
Great British Pound................     154,337       276,371    07/05/05        276,526           (155)
Great British Pound................     237,391       428,519    07/05/05        425,333          3,186
                                                                                             ----------
TOTAL..............................                                                          $      364
                                                                                             ==========

                        DIVERSIFIED INVESTORS PORTFOLIOS

11. FINANCIAL HIGHLIGHTS

                                     RATIOS TO AVERAGE NET ASSETS
                       ---------------------------------------------------------
                                                       NET       NET INVESTMENT
       FOR THE                     NET EXPENSES     INVESTMENT    INCOME (LOSS)                 NET ASSETS,
     PERIOD/YEAR         NET          (NET OF         INCOME         (NET OF       PORTFOLIO       END OF       TOTAL
        ENDED          EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)   TURNOVER     PERIOD/YEAR     RETURN
     -----------       --------   ---------------   ----------   ---------------   ---------   --------------   ------
MONEY MARKET
06/30/2005(a)            0.27%*        0.27%*          2.47%*         2.47%*          N/A      $  887,385,265   1.22%
12/31/2004               0.28          0.28            1.17           1.17            N/A         809,352,385   1.17
12/31/2003               0.28          0.28            1.11           1.11            N/A         799,572,598   1.11
12/31/2002               0.28          0.28            1.70           1.70            N/A         864,772,946   1.72
12/31/2001               0.27          0.27            3.85           3.85            N/A         704,577,191   4.04
12/31/2000               0.28          0.28            6.18           6.18            N/A         492,136,376    N/A
HIGH QUALITY BOND
06/30/2005(a)            0.38*         0.38*           3.23*          3.23*            19%        750,272,069   1.15
12/31/2004               0.38          0.38            2.96           2.96             48         690,594,378   1.48
12/31/2003               0.38          0.38            3.19           3.19             50         622,748,334   2.34
12/31/2002               0.38          0.38            4.36           4.36             54         439,015,018   6.21
12/31/2001               0.38          0.38            5.74           5.74             53         330,502,956   8.26
12/31/2000               0.38          0.38            6.21           6.21             73         228,391,465    N/A
INTERMEDIATE GOVERNMENT BOND
06/30/2005(a)            0.40*         0.40*           3.16*          3.16*           397         233,420,854   1.59
12/31/2004               0.42          0.40            2.46           2.48            554         256,502,651   1.59
12/31/2003               0.38          0.38            2.91           2.91            392         265,519,988   1.60
12/31/2002               0.39          0.39            3.93           3.93            134         358,005,390   8.31
12/31/2001               0.38          0.38            5.25           5.25             40         260,795,117   6.83
12/31/2000               0.37          0.37            5.82           5.82             48         208,106,902    N/A
CORE BOND
06/30/2005(a)            0.39*         0.39*           3.85*          3.85*           571       1,872,848,425   2.19
12/31/2004               0.39          0.39            3.62           3.62            885       1,655,367,885   4.65
12/31/2003               0.39          0.39            3.52           3.52            922       1,468,787,007   4.64
12/31/2002               0.39          0.39            4.85           4.85            462         999,624,604   9.24
12/31/2001               0.38          0.38            5.32           5.32            547         761,473,139   6.97
12/31/2000               0.38          0.38            6.28           6.28            521         641,903,354    N/A
TOTAL RETURN BOND
6/30/2005(a)(1)          0.53*         0.40*           3.92*          4.05*            87          51,031,925   2.04

---------------

(a) Unaudited.

*   Annualized.

(1) Commencement of Operations, May 6, 2005.

(2) Commencement of Operations, April 27, 2001.

(3) Commencement of Operations, April 15, 2002.

                        DIVERSIFIED INVESTORS PORTFOLIOS

11. FINANCIAL HIGHLIGHTS (CONTINUED)


                                     RATIOS TO AVERAGE NET ASSETS
                       ---------------------------------------------------------
                                                       NET       NET INVESTMENT
       FOR THE                     NET EXPENSES     INVESTMENT    INCOME (LOSS)                 NET ASSETS,
     PERIOD/YEAR         NET          (NET OF         INCOME         (NET OF       PORTFOLIO       END OF       TOTAL
        ENDED          EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)   TURNOVER     PERIOD/YEAR     RETURN
     -----------       --------   ---------------   ----------   ---------------   ---------   --------------   ------
BALANCED
06/30/2005(a)            0.54%*        0.50%*          2.14%*         2.18%*          252%     $  408,132,467     0.99%
12/31/2004               0.52          0.50            2.19           2.21            338         419,726,689     8.31
12/31/2003               0.51          0.50            2.15           2.16            377         434,085,832    17.69
12/31/2002               0.52          0.50            2.63           2.65            289         375,745,612   (10.01)
12/31/2001               0.49          0.49            2.82           2.82            312         497,836,597    (5.27)
12/31/2000               0.49          0.49            2.93           2.93            286         512,675,482      N/A
VALUE & INCOME
06/30/2005(a)            0.48*         0.48*           1.37*          1.37*            73       2,825,429,320     0.93
12/31/2004               0.48          0.48            1.79           1.79             44       2,705,463,322    12.91
12/31/2003               0.47          0.47            1.91           1.91             70       2,198,085,735    26.52
12/31/2002               0.48          0.48            1.97           1.97             31       1,553,159,805   (15.25)
12/31/2001               0.48          0.48            2.07           2.07             32       1,653,702,046    (1.98)
12/31/2000               0.46          0.46            2.23           2.23             76       1,530,760,024      N/A
VALUE
06/30/2005(a)(1)         1.14*         0.55*           1.61*          2.20*             4          10,401,141     3.37
GROWTH & INCOME
06/30/2005(a)            0.63*         0.63*           0.90*          0.90*            40       1,094,216,351    (0.20)
12/31/2004               0.64          0.64            1.22           1.22            184       1,135,948,434    10.79
12/31/2003               0.63          0.63            1.02           1.02            100       1,063,389,332    24.16
12/31/2002               0.66          0.65            0.77           0.78            115         799,621,503   (22.57)
12/31/2001               0.63          0.63            0.50           0.50            153         968,765,767   (22.31)
12/31/2000               0.62          0.62            0.07           0.07             80       1,172,093,970      N/A
EQUITY GROWTH
06/30/2005(a)            0.65*         0.65*           0.38*          0.38*            41       2,313,322,338    (1.67)
12/31/2004               0.65          0.65            0.68           0.68            129       2,290,559,947     7.75
12/31/2003               0.65          0.65            0.34           0.34             61       1,975,636,700    26.48
12/31/2002               0.65          0.65            0.22           0.22             75       1,146,889,083   (23.60)
12/31/2001               0.64          0.64            0.09           0.09             63       1,230,944,333   (20.22)
12/31/2000               0.64          0.64            0.05           0.05             97       1,226,091,994      N/A

---------------

(a) Unaudited.

*   Annualized.

(1) Commencement of Operations, May 6, 2005.

(2) Commencement of Operations, April 27, 2001.

(3) Commencement of Operations, April 15, 2002.

                        DIVERSIFIED INVESTORS PORTFOLIOS

11. FINANCIAL HIGHLIGHTS (CONTINUED)


                                     RATIOS TO AVERAGE NET ASSETS
                       ---------------------------------------------------------
                                                       NET       NET INVESTMENT
       FOR THE                     NET EXPENSES     INVESTMENT    INCOME (LOSS)                 NET ASSETS,
     PERIOD/YEAR         NET          (NET OF         INCOME         (NET OF       PORTFOLIO       END OF       TOTAL
        ENDED          EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)   TURNOVER     PERIOD/YEAR     RETURN
     -----------       --------   ---------------   ----------   ---------------   ---------   --------------   ------
MID-CAP VALUE
06/30/2005(a)            0.72%*        0.70%*          1.60%*          1.62%*          74%     $  503,378,791     2.73%
12/31/2004               0.71          0.70            0.78            0.79           147         414,710,679    25.47
12/31/2003               0.75          0.70            0.51            0.56           156         216,193,119    41.63
12/31/2002               1.02          0.70            0.20            0.52           156          47,629,380   (15.09)
12/31/2001(2)            1.91*         0.70*          (0.48)*          0.73*           87          13,632,294     8.28
MID-CAP GROWTH
06/30/2005(a)            0.77*         0.75*          (0.43)*         (0.41)*          70         227,754,858     2.03
12/31/2004               0.79          0.75           (0.33)          (0.29)          223         210,100,872    15.38
12/31/2003               0.81          0.75           (0.37)          (0.31)          100         165,747,874    26.91
12/31/2002               0.96          0.75           (0.62)          (0.41)          138          44,270,757   (25.29)
12/31/2001(2)            1.93*         0.75*          (1.50)*         (0.32)*          63          15,562,948   (13.27)
SMALL-CAP VALUE
06/30/2005(a)            0.88*         0.85*           0.11*           0.14*          131         192,553,397    (6.24)
12/31/2004               0.89          0.85            0.27            0.31            42         172,735,949    21.75
12/31/2003               0.94          0.85            1.19            1.28            40         100,887,458    41.10
12/31/2002(3)            1.39*         0.85*          (0.17)*          0.37*           26          17,920,226   (21.90)
SPECIAL EQUITY
06/30/2005(a)            0.84*         0.84*           0.13*           0.13*           55       1,250,854,071     2.61
12/31/2004               0.84          0.84            0.15            0.15           103       1,227,530,742    12.63
12/31/2003               0.85          0.85           (0.02)          (0.02)          103       1,270,601,125    43.96
12/31/2002               0.84          0.84            0.05            0.05           109       1,005,958,858   (24.33)
12/31/2001               0.83          0.83           (0.02)          (0.02)           88       1,323,223,840    (3.09)
12/31/2000               0.82          0.82            0.10            0.10            77       1,311,523,517      N/A
SMALL-CAP GROWTH
06/30/2005(a)            0.96*         0.90*          (0.51)*         (0.45)*          41         114,486,338    (5.17)
12/31/2004               0.97          0.90           (0.58)          (0.51)           84         108,429,152    11.94
12/31/2003               1.02          0.90           (0.29)          (0.17)           81          83,589,643    39.31
12/31/2002(3)            1.48*         0.90*          (1.03)*         (0.45)*          68          16,521,455   (15.98)

---------------

(a) Unaudited.

*   Annualized.

(1) Commencement of Operations, May 6, 2005.

(2) Commencement of Operations, April 27, 2001.

(3) Commencement of Operations, April 15, 2002.

                        DIVERSIFIED INVESTORS PORTFOLIOS

11. FINANCIAL HIGHLIGHTS (CONTINUED)


                                     RATIOS TO AVERAGE NET ASSETS
                       ---------------------------------------------------------
                                                       NET       NET INVESTMENT
       FOR THE                     NET EXPENSES     INVESTMENT    INCOME (LOSS)                 NET ASSETS,
     PERIOD/YEAR         NET          (NET OF         INCOME         (NET OF       PORTFOLIO       END OF       TOTAL
        ENDED          EXPENSES   REIMBURSEMENTS)     (LOSS)     REIMBURSEMENTS)   TURNOVER     PERIOD/YEAR     RETURN
     -----------       --------   ---------------   ----------   ---------------   ---------   --------------   ------
AGGRESSIVE EQUITY
06/30/2005(a)            0.81%*        0.80%*         (0.23)%*        (0.22)%*         98%     $  367,949,806    (2.64)%
12/31/2004               0.95          0.94           (0.49)          (0.48)          252         397,726,867    12.14
12/31/2003               1.01          1.00           (0.61)          (0.60)          165         371,333,010    28.12
12/31/2002               1.01          1.00           (0.60)          (0.59)           87         312,299,599   (26.56)
12/31/2001               1.00          1.00           (0.72)          (0.72)           98         372,579,133   (31.15)
12/31/2000               0.98          0.98           (0.62)          (0.62)           62         435,760,615      N/A
HIGH YIELD BOND
06/30/2005(a)            0.60*         0.60*           7.66*           7.66*           35         373,575,544     0.53
12/31/2004               0.60          0.60            8.06            8.06            80         351,772,536    10.32
12/31/2003               0.61          0.60            9.07            9.08           136         282,700,774    27.91
12/31/2002               0.61          0.60            9.15            9.16            95         208,085,535     2.19
12/31/2001               0.59          0.59            9.41            9.41            90         174,019,465     5.15
12/31/2000               0.65          0.60            9.17            9.22           105         139,986,593      N/A
INTERNATIONAL EQUITY
06/30/2005(a)            0.87*         0.87*           3.13*           3.13*           48       1,447,094,175    (2.76)
12/31/2004               0.87          0.87            1.85            1.85           171       1,401,617,944    19.66
12/31/2003               0.86          0.86            1.11            1.11            23       1,049,033,896    33.52
12/31/2002               0.87          0.87            0.83            0.83            25         656,888,348   (16.90)
12/31/2001               0.88          0.88            0.67            0.67            28         632,888,725   (18.57)
12/31/2000               0.84          0.84            0.77            0.77            46         650,534,093      N/A

---------------

(a) Unaudited.

*   Annualized.

(1) Commencement of Operations, May 6, 2005.

(2) Commencement of Operations, April 27, 2001.

(3) Commencement of Operations, April 15, 2002.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                   APPROVAL OF INVESTMENT ADVISORY CONTRACTS

                                 JUNE 30, 2005

                                  (UNAUDITED)

Diversified Investment Advisors, Inc. ("Diversified") manages the assets of each series of Diversified Investors Portfolios (each, a "Portfolio") pursuant to an Investment Advisory Agreement (the "Diversified Advisory Agreement") with Diversified Investors Portfolios. For each Portfolio, Diversified has entered into an Investment Subadvisory Agreement (each a "Subadvisory Agreement") with a Subadviser.

         CONTINUATION OF ADVISORY AGREEMENTS AND SUBADVISORY AGREEMENTS

In approving the continuation of each Diversified Advisory Agreement and each Subadvisory Agreement, the Board, including the independent Trustees, considered the reasonableness of the applicable advisory fee in light of the extent and quality of the advisory and administrative services provided and any additional benefits received by Diversified or the Subadvisers and their affiliates in connection with their provision of services, compared the fees charged by Diversified and the Subadvisers to those paid by similar funds for comparable services, and analyzed the expenses incurred with respect to each underlying fund investing in the Portfolio (a "Fund"). The Trustees reviewed information concerning the level of profits received by Diversified from its arrangements with each Fund. The Board also considered the quality of Diversified's advisory, administrative and compliance staffs, including additional compliance resources being added. The Trustees reviewed information regarding the investment performance of each Portfolio, compared to its benchmark, for the quarter and, to the extent available, for the one- and three-year periods ended December 31, 2004, as well as information regarding the investment performance of each Portfolio, compared to that of other funds with similar investment objectives and policies, for the quarter and, to the extent available, for the one- and three-year periods ended September 30, 2004. The Trustees also considered information received at regular meetings throughout the year, including updates regarding each Portfolio's performance.

The Trustees also reviewed extensive information provided by the Subadvisers, regarding, among other things: the nature and quality of services provided; legal, regulatory and compliance matters; actual fees paid by Diversified to each Subadviser, comparable fees paid to each Subadviser and Subadviser profitability data; and other practices and developments. In addition to the quality and content of information provided by the Subadvisers, the Trustees also noted instances where information was not disclosed by certain Subadvisers, considered the reasons such information was withheld and weighed the relative importance of such information among the other data available to the Trustees. In light of the extensive investment advisor monitoring provided by Diversified and the arms'-length nature of negotiations between Diversified and the Subadvisers, the Trustees placed considerable value on Diversified's views regarding the Subadvisers.

After requesting and reviewing such information as they deemed necessary (including additional information provided by Diversified in response to inquiries from the independent Trustees) and after meetings conducted by the independent Trustees without management being present, the Board concluded that each Diversified Advisory Agreement and each sub-advisory agreement was in the best interests of the applicable Portfolio and its investors. The Board based its conclusions, in part, on its observations regarding the performance of the Portfolio and the management fees and total expenses paid by each Fund, some of which observations are summarized below.

MONEY MARKET FUNDS. The Board noted that the performance of the Money Market Portfolio approximated the median for the Portfolio's peer group for the one-and three-year periods ended September 30, 2004, but exceeded the relevant benchmark for the one- and three-year periods ended December 31, 2004. Contractual management fees were observed as being somewhat above the median for both Diversified Investors Money Market Fund and Diversified Institutional Money Market Fund. The Board found total expenses to be moderately above the median in the case of Diversified Investors Money Market Fund. The Board also noted that, in an effort to improve returns, the Subadviser to the underlying portfolio had been replaced in June 2004.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                 JUNE 30, 2005

                                  (UNAUDITED)

BOND FUNDS. For High Quality Bond Portfolio, the Board observed that performance was above the relevant benchmark for the one- and three-year periods ended December 31, 2004, and above the median for the peer group for the three-year period ended September 30, 2004. Contractual management fees were slightly above the median for the Diversified Investors High Quality Bond Fund and Diversified Institutional High Quality Bond Fund. The Board noted that total expenses were somewhat above the median (but slightly below the average) in the case of Diversified Investors High Quality Bond Fund, and were below the median in the case of Diversified Institutional High Quality Bond Fund. With respect to Intermediate Government Portfolio, the Board noted that, while performance had been substantially below the median for the peer group and the relevant benchmark for the one- and three-year periods ended September 30, 2004 and December 31, 2004, respectively, the subadviser to the underlying portfolio had been replaced in September 2003 and performance exceeded that of the relevant benchmark in the most recent quarter. The Board found that contractual management fees were below the median for both Diversified Investors Intermediate Government Bond Fund and Diversified Institutional Intermediate Government Bond Fund, and that total expenses were slightly above the median (though just below the average) in the case of Diversified Investors Intermediate Government Bond Fund, and were below the median in the case of Diversified Institutional Intermediate Government Bond Fund. For Core Bond Portfolio, the Board noted that performance was below the median for the peer group for the one- and three-year periods ended September 30, 2004, but was higher than the relevant benchmark for the one- and three-year periods ended December 31, 2004. The Board also observed that both contractual management fees and total expenses were below the median for the peer group for Diversified Investors Core Bond Fund and Diversified Institutional Core Bond Fund. For High Yield Bond Portfolio, the Board observed that performance was above the median of the peer group for the one- and three-year periods ended September 30, 2004 and above the benchmark for the one- and three-year periods ended December 31, 2004. The Board also found contractual management fees and total expenses to be below the median for the peer group for both Diversified Investors High Yield Bond Fund and Diversified Institutional High Yield Bond Fund.

BALANCED FUNDS. For Balanced Portfolio, the Board noted that performance had been somewhat below the median for the peer group for the one-and three-year periods ended September 30, 2004, but above the benchmark for the one-year period ended December 31, 2004. The Board also noted that both contractual management fees and total expenses were below the median for the peer group for Diversified Investors Balanced Fund and Diversified Institutional Balanced Fund. Additionally, the Board considered that Diversified had recommended replacing the subadvisers to the underlying Portfolio.

STOCK FUNDS. With respect to Value & Income Portfolio, the Board found performance to be below the median for the peer group and below the relevant benchmark for the one- and three-year periods ended September 30, 2004 and December 31, 2004, respectively. Both contractual management fees and total expenses were below the median for the peer group for Diversified Investors Value & Income Fund and Diversified Institutional Value & Income Fund. The Board also noted that a new subadviser was to be added to the underlying portfolio in the near future. The Board noted that, for Growth & Income Portfolio, though performance was below the median for the peer group for the one- and three-year periods ended September 30, 2004, it was above the benchmark for the one-year period ended December 31, 2004. Additionally, the Board observed that the subadvisers to the underlying portfolio had been replaced in May 2004. The Board also noted that both contractual management fees and total expenses were below the median for the peer group for Diversified Investors Growth & Income Fund and Diversified Institutional Growth & Income Fund. In the case of Equity Growth Portfolio, the Board found performance to be below the median for the peer group for the one-year period and slightly below the median for the three-year period ended September 30, 2004, but above the benchmark for the one- and three-year periods ended December 31, 2004. The Board observed that one of the advisers to the underlying portfolio had been replaced in

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                 JUNE 30, 2005

                                  (UNAUDITED)

September 2004. Additionally, it was noted that both contractual management fees and total expenses were below the median for the peer group for Diversified Investors Equity Growth Fund and Diversified Institutional Equity Growth Fund. For Mid-Cap Value Portfolio, the Board observed that performance was above the median for the one- and three-year periods ended September 30, 2004, and above the relevant benchmark for the one-year period ended December 31, 2004. Additionally, it was noted that both contractual management fees and total expenses were below the median for the peer group for Diversified Investors Mid-Cap Value Fund and Diversified Institutional Mid-Cap Value Fund. The Board also noted that a new subadviser was to be added to the underlying portfolio in the near future. In reviewing information relating to Mid-Cap Growth Portfolio, the Board observed that, although performance was substantially below the peer group for the one- and three-year periods ended September 30, 2004, performance was above the relevant benchmark for the one-year period ended December 31, 2004. The Board also noted that the subadviser to the underlying portfolio had been replaced in September 2004. It was also noted that contractual management fees were modestly above the median for the peer group for Diversified Investors Mid-Cap Growth Fund and Diversified Institutional Mid-Cap Growth Fund, but that total expenses were below the median. For Small Cap Value Portfolio, it was observed that, while performance lagged the median for the peer group for the one-year period ended September 30, 2004, performance was above the relevant benchmark for the one-year period ended December 31, 2004. The Board noted that, while contractual management fees exceeded the median for the peer group for Diversified Investors Small Cap Value Fund and Diversified Institutional Small Cap Value Fund, actual total expenses were below the median. The Board also considered that Diversified had recommended replacing the subadviser to the underlying portfolio. The Board noted that, while the performance of Special Equity Portfolio had been below the median for the peer group and the relevant benchmark for recent one- and three-year periods, one of the subadvisers to the underlying portfolio had been replaced two weeks prior to the meeting. The Board also found that contractual management fees were moderately above the median for Diversified Investors Special Equity Fund and Diversified Institutional Special Equity Fund, and that total expenses were slightly above the median (though below the average) in the case of Diversified Investors Special Equity Fund but below the median in the case of Diversified Institutional Special Equity Fund. With respect to Small Cap Growth Portfolio, the Board noted that performance was below the relevant benchmark for the one-year period ended December 31, 2004 but above the median for the peer group for the one-year period ended September 30, 2004. The Board also considered that, though contractual management fees were above the median for the peer group for Diversified Investors Small Cap Growth Fund and Diversified Institutional Small Cap Growth Fund, total expenses were below the median and the average for the peer group. For Aggressive Equity Portfolio, the Board found performance to be somewhat below the median for the peer group for the three-year period and substantially below the peer group for the one-year period ended September 30, 2004. However, the Board noted that performance was above the relevant benchmark for the one- and three-year periods ended December 31, 2004 and that the subadviser to the underlying portfolio had been replaced in September 2004. The Board found that total expenses were below the median for the peer group for Diversified Investors Aggressive Equity Fund and Diversified Institutional Aggressive Equity Fund, but that contractual management fees were above the median. The Board considered, however, that Diversified had recently agreed to reduce its management fee by 20 basis points and that its profitability had dropped substantially since the Board's last review. In the case of International Equity Portfolio, the Board noted that performance was somewhat below the median for the peer group and the relevant benchmark for recent one- and three-year periods, but observed that one of the advisers to the underlying portfolio had been replaced during the year. Additionally, it was noted that both contractual management fees and total expenses were below the median for the peer group for Diversified Investors International Equity Fund and Diversified Institutional International Equity Fund.

Except as noted above, the Board's conclusions that each Diversified Advisory Agreement and each Subadvisory Agreement was in the best interests of each applicable Portfolio and its investors were generally

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                 JUNE 30, 2005

                                  (UNAUDITED)

based upon the Board's determination for each Portfolio that the Portfolio's performance compared favorably with other funds in its peer group and/or benchmark, that contractual management fees and actual total expenses after giving effect to waivers and reimbursements compared favorably to the peer group, and that, in reviewing Diversified's profitability on a Fund-by-Fund basis, such profitability (together with additional benefits received by Diversified and its affiliates) appeared reasonable in view of the nature and quality of the services provided by Diversified. The Board also considered that the fee waivers and reimbursements for certain Funds were contractually agreed, and, therefore, could not be discontinued or modified at Diversified's discretion. In addition to the foregoing, the Trustees were satisfied with the overall quality of the management services provided by Diversified and with Diversified's approach to selecting and monitoring subadvisers.

                         APPOINTMENT OF NEW SUBADVISERS

As noted above, during the six month period ended June 30, 2005, Diversified appointed new subadvisers, with the approval of the Board of Trustees, for the Balanced Portfolio, Value & Income Portfolio, Mid Cap Value Portfolio, Small Cap Value Portfolio, and Special Equity Portfolio. In addition two new series of Diversified Investors Portfolios, the Total Return Bond Portfolio and the Value Portfolio, were established and designated and an adviser and subadviser were approved by the Board of Trustees for each of these Portfolios.

BALANCED PORTFOLIO. At a meeting held on March 28, 2005, the Board of Trustees considered the termination of Aeltus Investment Management, Inc. ("Aeltus") and BlackRock Advisers, Inc. ("BlackRock") as subadvisers to the Balanced Portfolio and the appointment of Goldman Sachs Asset Management ("GS") and Western Asset Management Company ("WAMCO") as replacement subadvisers to the Balanced Portfolio.

Diversified's Manager Monitoring Group proposed that both managers be replaced because Diversified views GS, a subadviser to the Growth & Income Portfolio, and WAMCO as superior alternatives. The Manager Monitoring Group reviewed with the Board detailed information about GS and WAMCO, including information about their investment philosophy, investment process and investment performance. In particular, the Board reviewed detailed information with respect to the hypothetical performance of a GS/WAMCO composite versus the actual performance of the Aeltus/BlackRock managed fund. It was noted that WAMCO and GS had very recently made presentations to the Board (in connection with their retention as subadvisers to the Total Return Bond Portfolio and Growth & Income Portfolio, respectively). The Manager Monitoring Group then reviewed the highlights from these presentations and stated that no material changes in the investment process or infrastructure of these firms had occurred since these presentations had been made to the Board. The Trustees also reviewed subadvisory fees to be paid by Diversified to GS and WAMCO.

After requesting and reviewing such information as they deemed necessary (including additional information provided by Diversified in response to inquiries from the independent Trustees) and after meetings conducted by the independent Trustees without management being present, the Board accepted the recommendation to terminate Aeltus and Blackrock as subadvisers and concluded that each of the Subadvisory Agreements with GS and WAMCO was in the best interests of the Balanced Portfolio and its investors.

VALUE & INCOME PORTFOLIO. At a meeting held on March 7, 2005, the Board of Trustees considered the appointment of TCW Investment Management Company ("TCW") as a new subadviser to the Value & Income Portfolio.

At a Board meeting held on February 11, 2005, Diversified's Manager Monitoring group had reviewed in detail a written presentation previously distributed to the Board. Diversified had completed its search for a subadviser and recommended that TCW be selected. The Manager Monitoring Group then reviewed with the Board Diversified's procedures for selecting new subadvisers and the criteria used. The Manager Monitoring

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                 JUNE 30, 2005

                                  (UNAUDITED)

Group discussed in general the managers considered but ultimately not selected. The Manager Monitoring Group reviewed summaries of TCW and explained why this firm met the required criteria.

The Manager Monitoring Group then reviewed in detail certain information relating to TCW, including its affiliations, its assets under management, and its investment philosophy. It was noted that TCW utilizes fundamental analyses to identify competitive advantages and price catalysts in constructing a portfolio of 30-50 companies. TCW's investment discipline required that every holding have at least one of five specific financial characteristics that is superior to that (from a value perspective) of the overall S&P 500. The Manager Monitoring Group reviewed with the Board detailed data on the historical performance of TCW. The Trustees also reviewed subadvisory fees to be paid by Diversified to TCW. The Board of Trustees then received a presentation from a representative of TCW, reviewing in detail the background of the firm, the firm's investment philosophy, and the firm's compliance policies and procedures.

After requesting and reviewing such information as they deemed necessary (including additional information provided by Diversified in response to inquiries from the independent Trustees) and after meetings conducted by the independent Trustees without management being present, the Board concluded that the Subadvisory Agreement between Diversified and TCW Investment Management Company was in the best interests of the Value & Income Portfolio and its investors.

MID-CAP VALUE PORTFOLIO. At a meeting held on March 7, 2005, the Board of Trustees considered the appointment of LSV Asset Management ("LSV") as an additional subadviser to the Mid-Cap Value Portfolio in order to resolve capacity issues with respect to the current subadviser to that Portfolio.

At a meeting held on February 11, 2005, the Board of Trustees had received a presentation from Diversified's Manager Monitoring Group. The Manager Monitoring Group described the search criteria for a new manager, e.g., must compliment the current subadviser's style, must have sufficient capacity and must demonstrate disciplined sub-style specificity. The Manager Monitoring Group discussed in general the managers considered but ultimately not hired. Diversified recommended that LSV be hired as an additional subadviser to the Mid-Cap Value Portfolio.

The Manager Monitoring Group then reviewed in detail certain information related to LSV, including LSV's assets under management and LSV's existing relationship with Diversified as subadviser to another Portfolio. The Manager Monitoring Group then reviewed LSV's mid-cap value product which utilizes a quantitative approach designed to pick undervalued stocks with high near-term appreciation potential. LSV's model is 70% fundamental value factors and 30% momentum factors. The Manager Monitoring Group then reviewed in detail a written presentation previously distributed to the Board, which included, among other things detailed data on the historical investment performance of LSV. The Trustees also reviewed subadvisory fees to be paid by Diversified to LSV.

The Board of Trustees then received a presentation from representatives of LSV. The presentation included information regarding the background of LSV, LSV's compliance policies and procedures, and its investment policy. LSV representatives described LSV's investment model as a well diversified and risk controlled quantitative approach with a deep value orientation, noting that LSV looks for undervalued, out-of-favor companies with a slight small cap bias versus a mid-cap benchmark.

After requesting and reviewing such information as they deemed necessary (including additional information provided by Diversified in response to inquiries from the independent Trustees) and after meetings conducted by the independent Trustees without management being present, the Board concluded that the Subadvisory Agreement between Diversified and LSV Asset Management was in the best interests of the Mid-Cap Value Portfolio and its investors.

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                 JUNE 30, 2005

                                  (UNAUDITED)

SMALL CAP VALUE PORTFOLIO. At a meeting held on March 28, 2005, the Board of Trustees considered the termination of Sterling Capital Management as subadviser to the Small Cap Value Portfolio, and the appointment of EARNEST Partners as replacement subadviser to the Small Cap Value Portfolio.

Diversified's Manager Monitoring Group reviewed with the Board Diversified's procedures for selecting a new subadviser and the specific search criteria used for this search, including requirements with respect to historical performance, risk characteristics, size of the firm, and age of the firm. The Manager Monitoring Group discussed in general the managers considered but ultimately not selected. The Manager Monitoring Group reviewed summaries regarding EARNEST and explained why EARNEST met these criteria.

The Manager Monitoring Group then reviewed in detail certain information relating to EARNEST, including information about EARNEST's investment philosophy, investment process, and investment performance. It was noted that EARNEST had made a presentation to the Board on this investment product in connection with their retention as a subadviser to another Portfolio. The Manager Monitoring Group reviewed the highlights from this presentation and stated that no material changes in the investment process or infrastructure of EARNEST had occurred since the date of this presentation. The Trustees also reviewed subadvisory fees to be paid by Diversified to EARNEST.

After requesting and reviewing such information as they deemed necessary (including additional information provided by Diversified in response to inquiries from the independent Trustees) and after meetings conducted by the independent Trustees without management being present, the Board accepted the recommendation to terminate Sterling Capital Management as subadviser and concluded that the Subadvisory Agreement between Diversified and EARNEST Partners was in the best interests of the Small Cap Value Portfolio and its investors.

SPECIAL EQUITY PORTFOLIO. At a meeting held on March 7, 2005, the Board of Trustees considered the termination of Seneca Capital Management ("Seneca") as subadviser to the Special Equity Portfolio, and the appointment of Mazama Capital Management ("Mazama") as replacement subadviser to the Special Equity Portfolio.

At a meeting held on February 11, 2005, Diversified's Manager Monitoring Group had reviewed in detail a written presentation previously distributed to the Board. Diversified had completed its search for a replacement manager and recommended that Mazama Capital Management be selected. The Manager Monitoring Group then reviewed with the Board Diversified's procedures for selecting new subadvisers and the criteria used. The Manager Monitoring Group discussed in general the managers considered but ultimately not selected. The Manager Monitoring Group then reviewed summaries of Mazama and explained why this firm met the required criteria.

The Manager Monitoring Group then reviewed in detail certain information related to Mazama, including the firm's organizational background, its assets under management, and its investment policy. The Manager Monitoring Group then reviewed with the Board detailed data on the historical performance of Mazama. The Trustees reviewed a comparison of fees paid to Seneca and fees to be paid to Mazama.

Representatives of Mazama then reviewed in detail a written presentation previously distributed to the Trustees. Representatives of Mazama provided information regarding the firm's compliance policies and procedures, the experience of the management team, and Mazama's investment policy.

After requesting and reviewing such information as they deemed necessary (including additional information provided by Diversified in response to inquiries from the independent Trustees) and after meetings conducted by the independent Trustees without management being present, the Board accepted the recommendation to terminate Seneca Capital Management as subadviser and concluded that the Subadvisory Agreement between

                        DIVERSIFIED INVESTORS PORTFOLIOS

                                 JUNE 30, 2005

                                  (UNAUDITED)

Diversified and Mazama Capital Management was in the best interests of the Special Equity Portfolio and its investors.

TOTAL RETURN BOND PORTFOLIO AND VALUE PORTFOLIO. At a meeting held on March 28, 2005, the Board of Trustees considered an Investment Advisory Agreement between each new Portfolio and Diversified. The Board of Trustees reviewed Diversified's general policy to hire investment managers and monitor investment portfolio management. The Trustees noted that Diversified's Manager Monitoring Group reports on advisory and subadvisory activities to the Boards on a regular basis and would do so with respect to the two new Portfolios.

The Trustees then discussed the provisions of the proposed Investment Advisory Agreements. The Trustees reviewed comparative fee information with respect to similar funds. The Trustees also reviewed the qualifications and experience of Diversified in performing investment advisory and administrative services. The Trustees discussed the proposed advisory fees and estimated expense ratios of feeder funds which would invest assets in these Portfolios and compared them to investment advisory fees paid by and expense ratios of other investment companies with similar investment objectives. The Investment Advisory Agreements provided for investment advisory fees, accrued daily and paid monthly at an annual rate (before any waiver) equal to 0.35% and 0.50%, respectively of the average daily net assets of the Total Return Bond and Value Portfolios.

The Trustees concluded that the advisory fees were reasonable and appropriate in the context of comparable fee arrangements.

The Board of Trustees reviewed the Investment Subadvisory Agreements between Diversified and Western Asset Management Company, with respect to the Total Return Bond Portfolio, and between Diversified and Hotchkis & Wiley Capital Management, with respect to the Value Portfolio. The Board of Trustees received presentations from Diversified's Manager Monitoring Group regarding the criteria used in selecting the subadvisers, Diversified's selection of the subadvisers for each new Portfolio, each subadviser's area of portfolio management expertise, and the fees that would be paid to the subadvisers by Diversified. The Trustees extensively reviewed the performance history of funds managed by each of the subadvisers. The Trustees also reviewed information regarding the compliance policies and procedures of each of the subadvisers.

After requesting and reviewing such information as they deemed necessary (including additional information provided by Diversified in response to inquiries from the independent Trustees) and after meetings conducted by the independent Trustees without management being present, the Board concluded that each Diversified Investment Advisory Agreement and each sub-advisory agreement was in the best interests of the applicable Portfolio and its investors.

                         S&P 500 INDEX MASTER PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                 JUNE 30, 2005

                                  (UNAUDITED)

ASSETS
Investments in securities, at value (including securities on loan (a)) (Note 1):
Unaffiliated issuers (Cost: $2,552,668,884).................  $2,472,268,678
Affiliated issuers (b) (Cost: $56,530,843)..................      56,530,843
RECEIVABLES:
Dividends and interest......................................       2,939,718
                                                              --------------
Total Assets................................................   2,531,739,239
                                                              --------------
LIABILITIES
PAYABLES:
Due to broker -- variation margin...........................         382,738
Collateral for securities loaned (Note 4)...................     173,922,751
Due to bank.................................................         695,051
Investment advisory fees (Note 2)...........................          96,621
                                                              --------------
Total Liabilities...........................................     175,097,161
                                                              --------------
NET ASSETS..................................................  $2,356,642,078
                                                              ==============

---------------
(a) Securities on loan with market value of $169,424,024. See Note 4.
(b) The Master Portfolio's investment adviser is an affiliate of the issuers. See Note 2.

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED JUNE 30, 2005

                                  (UNAUDITED)

NET INVESTMENT INCOME:
Dividends...................................................  $ 20,788,478
Interest....................................................        60,955
Interest from affiliated issuers (a)........................     1,062,156
Securities lending income (b)...............................       100,849
                                                              ------------
TOTAL INVESTMENT INCOME.....................................    22,012,438
                                                              ------------
EXPENSES (NOTE 2):
Investment advisory fees....................................       589,288
                                                              ------------
Total expenses..............................................       589,288
                                                              ------------
NET INVESTMENT INCOME.......................................    21,423,150
                                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on sale of investments....................   (10,617,477)
Net realized gain from in-kind redemptions..................    37,267,403
Net realized gain on futures contracts......................     2,438,753
Net change in unrealized appreciation (depreciation) of
  investments...............................................   (70,480,299)
Net change in unrealized appreciation (depreciation) of
  futures contracts.........................................    (1,139,930)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................   (42,531,550)
                                                              ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $(21,108,400)
                                                              ============

---------------
(a) The Master Portfolio's investment adviser is an affiliate of the issuers. See Note 2.
(b) Includes income earned from issuers of which the Master Portfolio's investment adviser is an affiliate. See Note 2.

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                           FOR THE SIX MONTHS
                                                           ENDED JUNE 30, 2005    FOR THE YEAR ENDED
                                                               (UNAUDITED)        DECEMBER 31, 2004
                                                           -------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income....................................    $   21,423,150        $    53,575,520
Net realized gain........................................        29,088,679            538,623,460
Net change in unrealized appreciation (depreciation).....       (71,620,229)          (290,833,407)
                                                             --------------        ---------------
Net increase (decrease) in net assets resulting from
  operations.............................................       (21,108,400)           301,365,573
                                                             --------------        ---------------
INTERESTHOLDER TRANSACTIONS:
Contributions............................................       417,875,155            820,705,368
Withdrawals..............................................      (446,927,226)        (2,346,660,989)
                                                             --------------        ---------------
Net decrease in net assets resulting from interestholder
  transactions...........................................       (29,052,071)        (1,525,955,621)
                                                             --------------        ---------------
Decrease in net assets...................................       (50,160,471)        (1,224,590,048)
NET ASSETS:
Beginning of period......................................     2,406,802,549          3,631,392,597
                                                             --------------        ---------------
End of period............................................    $2,356,642,078        $ 2,406,802,549
                                                             ==============        ===============

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                            SCHEDULE OF INVESTMENTS

                                 JUNE 30, 2005

                                  (UNAUDITED)

  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS -- 97.55%
              ADVERTISING -- 0.18%
     88,404   Interpublic Group of
                Companies Inc.(1)(2).......  $    1,076,761
     39,000   Omnicom Group Inc. ..........       3,114,540
                                             --------------
                                                  4,191,301
                                             --------------
              AEROSPACE & DEFENSE -- 1.93%
    174,795   Boeing Co. (The).............      11,536,470
     42,200   General Dynamics Corp. ......       4,622,588
     25,180   Goodrich (B.F.) Co. .........       1,031,373
     24,905   L-3 Communications Holdings
                Inc. ......................       1,907,225
     85,118   Lockheed Martin Corp. .......       5,521,605
     76,187   Northrop Grumman Corp.(2)....       4,209,332
     95,259   Raytheon Co. ................       3,726,532
     37,452   Rockwell Collins Inc. .......       1,785,711
    215,877   United Technologies Corp. ...      11,085,284
                                             --------------
                                                 45,426,120
                                             --------------
              AGRICULTURE -- 1.50%
    437,004   Altria Group Inc. ...........      28,256,679
     56,445   Monsanto Co. ................       3,548,697
     24,795   Reynolds American Inc. ......       1,953,846
     34,712   UST Inc.(2)..................       1,584,950
                                             --------------
                                                 35,344,172
                                             --------------
              AIRLINES -- 0.10%
     29,109   Delta Air Lines Inc.(1)(2)...         109,450
    156,413   Southwest Airlines Co. ......       2,178,833
                                             --------------
                                                  2,288,283
                                             --------------
              APPAREL -- 0.44%
     80,178   Coach Inc.(1)................       2,691,575
     25,516   Jones Apparel Group Inc. ....         792,017
     22,633   Liz Claiborne Inc. ..........         899,888
     48,479   Nike Inc. Class B............       4,198,281
     12,028   Reebok International
                Ltd.(2)....................         503,131
     21,387   VF Corp. ....................       1,223,764
                                             --------------
                                                 10,308,656
                                             --------------
              AUTO MANUFACTURERS -- 0.46%
    387,505   Ford Motor Co. ..............       3,968,051
    119,067   General Motors Corp.(2)......       4,048,278

  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              AUTO MANUFACTURERS (CONTINUED)
     14,387   Navistar International
                Corp.(1)(2)................  $      460,384
     36,500   PACCAR Inc. .................       2,482,000
                                             --------------
                                                 10,958,713
                                             --------------
              AUTO PARTS & EQUIPMENT -- 0.18%
     14,702   Cooper Tire & Rubber
                Co.(2).....................         273,016
     31,143   Dana Corp.(2)................         467,456
    116,584   Delphi Corp.(2)..............         542,116
     36,495   Goodyear Tire & Rubber Co.
                (The)(1)(2)................         543,775
     40,346   Johnson Controls Inc. .......       2,272,690
     26,822   Visteon Corp. ...............         161,737
                                             --------------
                                                  4,260,790
                                             --------------
              BANKS -- 6.23%
     74,565   AmSouth Bancorp(2)...........       1,938,690
    849,436   Bank of America Corp. .......      38,742,776
    163,944   Bank of New York Co. Inc.
                (The)......................       4,718,308
    115,334   BB&T Corp. ..................       4,609,900
     35,744   Comerica Inc. ...............       2,066,003
     25,822   Compass Bancshares Inc. .....       1,161,990
    110,004   Fifth Third Bancorp..........       4,533,265
     25,941   First Horizon National
                Corp.(2)...................       1,094,710
     48,473   Huntington Bancshares
                Inc.(2)....................       1,170,138
     85,725   KeyCorp......................       2,841,784
     20,858   M&T Bank Corp.(2)............       2,193,427
     44,704   Marshall & Ilsley Corp. .....       1,987,093
     89,047   Mellon Financial Corp. ......       2,554,758
    125,747   National City Corp. .........       4,290,488
    100,422   North Fork Bancorp Inc. .....       2,820,854
     43,267   Northern Trust Corp. ........       1,972,543
     59,650   PNC Financial Services
                Group......................       3,248,539
     97,659   Regions Financial Corp.(2)...       3,308,687
     70,107   State Street Corp. ..........       3,382,663
     71,709   SunTrust Banks Inc. .........       5,180,258
     65,267   Synovus Financial Corp. .....       1,871,205
    387,675   U.S. Bancorp.................      11,320,110
    333,238   Wachovia Corp. ..............      16,528,605
    356,569   Wells Fargo & Co. ...........      21,957,519
     18,847   Zions Bancorporation.........       1,385,820
                                             --------------
                                                146,880,133
                                             --------------

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              BEVERAGES -- 2.19%
    163,622   Anheuser-Busch Companies
                Inc. ......................  $    7,485,706
     19,386   Brown-Forman Corp. Class
                B(2).......................       1,172,078
    477,448   Coca-Cola Co. (The)..........      19,933,454
     75,304   Coca-Cola Enterprises
                Inc. ......................       1,657,441
     16,860   Molson Coors Brewing Co.
                Class B....................       1,045,320
     42,177   Pepsi Bottling Group
                Inc.(2)....................       1,206,684
    353,295   PepsiCo Inc. ................      19,053,199
                                             --------------
                                                 51,553,882
                                             --------------
              BIOTECHNOLOGY -- 1.04%
    261,616   Amgen Inc.(1)................      15,817,303
     72,435   Biogen Idec Inc.(1)(2).......       2,495,386
     31,686   Chiron Corp.(1)(2)...........       1,105,525
     53,078   Genzyme Corp.(1)(2)..........       3,189,457
     51,997   MedImmune Inc.(1)............       1,389,360
     10,312   Millipore Corp.(1)...........         585,000
                                             --------------
                                                 24,582,031
                                             --------------
              BUILDING MATERIALS -- 0.25%
     38,257   American Standard Companies
                Inc. ......................       1,603,733
     92,261   Masco Corp. .................       2,930,209
     21,511   Vulcan Materials Co.(2)......       1,398,000
                                             --------------
                                                  5,931,942
                                             --------------
              CHEMICALS -- 1.53%
     48,219   Air Products & Chemicals
                Inc. ......................       2,907,606
     14,240   Ashland Inc. ................       1,023,429
    202,683   Dow Chemical Co. (The).......       9,025,474
    210,036   Du Pont (E.I.) de Nemours and
                Co. .......................       9,033,648
     16,772   Eastman Chemical Co.(2)......         924,976
     47,010   Ecolab Inc.(2)...............       1,521,244
     25,454   Engelhard Corp.(2)...........         726,712
     10,599   Great Lakes Chemical
                Corp. .....................         333,551
     23,233   Hercules Inc.(1).............         328,747
     19,111   International Flavors &
                Fragrances Inc. ...........         692,200
     36,396   PPG Industries Inc.(2).......       2,284,213
     68,054   Praxair Inc. ................       3,171,316
     41,219   Rohm & Haas Co.(2)...........       1,910,088

  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              CHEMICALS (CONTINUED)
     26,938   Sherwin-Williams Co.
                (The)(2)...................  $    1,268,510
     14,350   Sigma-Aldrich Corp. .........         804,174
                                             --------------
                                                 35,955,888
                                             --------------
              COMMERCIAL SERVICES -- 0.91%
     34,803   Apollo Group Inc. Class
                A(1).......................       2,722,291
     34,694   Block (H & R) Inc.(2)........       2,024,395
    221,901   Cendant Corp. ...............       4,963,925
     29,325   Convergys Corp.(1)...........         417,001
     45,556   Donnelley (R.R.) & Sons
                Co. .......................       1,572,138
     28,038   Equifax Inc. ................       1,001,237
     62,016   McKesson Corp. ..............       2,777,697
     58,239   Moody's Corp.(2).............       2,618,425
     75,486   Paychex Inc.(2)..............       2,456,314
     34,560   Robert Half International
                Inc.(2)....................         862,963
                                             --------------
                                                 21,416,386
                                             --------------
              COMPUTERS -- 3.78%
     26,511   Affiliated Computer Services
                Inc. Class A(1)............       1,354,712
    173,633   Apple Computer Inc.(1).......       6,391,431
     39,396   Computer Sciences Corp.(1)...       1,721,605
    511,652   Dell Inc.(1).................      20,215,371
    108,745   Electronic Data Systems
                Corp.(2)...................       2,093,341
    506,434   EMC Corp.(1).................       6,943,210
     67,376   Gateway Inc.(1)(2)...........         222,341
    610,266   Hewlett-Packard Co. .........      14,347,354
    340,870   International Business
                Machines Corp. ............      25,292,554
     26,569   Lexmark International
                Inc.(1)(2).................       1,722,468
     39,135   NCR Corp.(1).................       1,374,421
     76,903   Network Appliance Inc.(1)....       2,174,048
    716,030   Sun Microsystems Inc.(1).....       2,670,792
     60,956   SunGard Data Systems
                Inc.(1)....................       2,143,823
     69,652   Unisys Corp.(1)..............         440,897
                                             --------------
                                                 89,108,368
                                             --------------
              COSMETICS & PERSONAL CARE -- 2.32%
     18,302   Alberto-Culver Co.(2)........         793,026
     99,350   Avon Products Inc. ..........       3,760,397
    110,537   Colgate-Palmolive Co. .......       5,516,902
    210,381   Gillette Co. (The)...........      10,651,590

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              COSMETICS & PERSONAL CARE (CONTINUED)
    101,177   Kimberly-Clark Corp. ........  $    6,332,668
    522,795   Procter & Gamble Co. ........      27,577,436
                                             --------------
                                                 54,632,019
                                             --------------
              DISTRIBUTION & WHOLESALE -- 0.10%
     36,559   Genuine Parts Co.(2).........       1,502,209
     17,848   Grainger (W.W.) Inc. ........         977,892
                                             --------------
                                                  2,480,101
                                             --------------
              DIVERSIFIED FINANCIAL SERVICES -- 7.90%
    247,381   American Express Co. ........      13,168,091
     23,887   Bear Stearns Companies Inc.
                (The)......................       2,482,815
     53,073   Capital One Financial
                Corp.(2)...................       4,246,371
     44,265   CIT Group Inc. ..............       1,902,067
  1,098,648   Citigroup Inc. ..............      50,790,497
    123,777   Countrywide Financial
                Corp. .....................       4,779,030
     77,446   E*TRADE Financial Corp.(1)...       1,083,470
    145,614   Federal Home Loan Mortgage
                Corp. .....................       9,498,401
    204,131   Federal National Mortgage
                Association................      11,921,250
     20,674   Federated Investors Inc.
                Class B(2).................         620,427
     41,948   Franklin Resources Inc.(2)...       3,229,157
     93,513   Goldman Sachs Group Inc.
                (The)......................       9,540,196
     49,212   Janus Capital Group
                Inc.(2)....................         740,148
    743,435   JP Morgan Chase & Co. .......      26,258,124
     58,273   Lehman Brothers Holdings
                Inc. ......................       5,785,343
    268,545   MBNA Corp. ..................       7,025,137
    199,361   Merrill Lynch & Co. Inc. ....      10,966,849
    231,736   Morgan Stanley...............      12,159,188
     61,291   Providian Financial
                Corp.(1)...................       1,080,560
    242,562   Schwab (Charles) Corp.
                (The)......................       2,736,099
     89,039   SLM Corp. ...................       4,523,181
     26,403   T. Rowe Price Group Inc. ....       1,652,828
                                             --------------
                                                186,189,229
                                             --------------
              ELECTRIC -- 3.18%
    137,169   AES Corp. (The)(1)...........       2,246,828
     34,117   Allegheny Energy
                Inc.(1)(2).................         860,431
     42,713   Ameren Corp. ................       2,362,029
     81,233   American Electric Power Co.
                Inc. ......................       2,995,061

  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              ELECTRIC (CONTINUED)
    109,445   Calpine Corp.(1)(2)..........  $      372,113
     62,366   CenterPoint Energy Inc.(2)...         823,855
     41,609   Cinergy Corp. ...............       1,864,915
     45,357   CMS Energy Corp.(1)(2).......         683,076
     51,076   Consolidated Edison Inc. ....       2,392,400
     37,274   Constellation Energy Group
                Inc. ......................       2,150,337
     71,726   Dominion Resources Inc. .....       5,263,971
     36,517   DTE Energy Co.(2)............       1,707,900
    196,443   Duke Energy Corp. ...........       5,840,250
     68,452   Edison International.........       2,775,729
     45,068   Entergy Corp. ...............       3,404,887
    141,025   Exelon Corp.(2)..............       7,238,813
     69,320   FirstEnergy Corp. ...........       3,334,985
     82,470   FPL Group Inc. ..............       3,468,688
     56,745   NiSource Inc. ...............       1,403,304
     77,822   PG&E Corp.(2)................       2,921,438
     20,512   Pinnacle West Capital
                Corp. .....................         911,758
     39,867   PPL Corp. ...................       2,367,302
     52,249   Progress Energy Inc. ........       2,363,745
     50,200   Public Service Enterprise
                Group Inc. ................       3,053,164
    156,800   Southern Co. (The)(2)........       5,436,256
     42,938   TECO Energy Inc.(2)..........         811,958
     50,511   TXU Corp.(2).................       4,196,959
     84,347   Xcel Energy Inc.(2)..........       1,646,453
                                             --------------
                                                 74,898,605
                                             --------------
              ELECTRICAL COMPONENTS & EQUIPMENT -- 0.31%
     38,605   American Power Conversion
                Corp.(2)...................         910,692
     88,203   Emerson Electric Co. ........       5,524,154
     36,052   Molex Inc.(2)................         938,794
                                             --------------
                                                  7,373,640
                                             --------------
              ELECTRONICS -- 0.51%
     91,876   Agilent Technologies
                Inc.(1)....................       2,114,986
     40,939   Applera Corp. -- Applied
                Biosystems Group...........         805,270
     25,183   Fisher Scientific
                International Inc.(1)(2)...       1,634,377
     39,375   Jabil Circuit Inc.(1)........       1,209,994
     25,227   Parker Hannifin Corp. .......       1,564,326
     26,933   PerkinElmer Inc. ............         509,034
    108,801   Sanmina-SCI Corp.(1).........         595,141

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              ELECTRONICS (CONTINUED)
    202,830   Solectron Corp.(1)...........  $      768,726
     50,551   Symbol Technologies Inc. ....         498,938
     18,831   Tektronix Inc. ..............         438,197
     33,615   Thermo Electron Corp.(1).....         903,235
     25,253   Waters Corp.(1)..............         938,654
                                             --------------
                                                 11,980,878
                                             --------------
              ENGINEERING & CONSTRUCTION -- 0.04%
     18,095   Fluor Corp.(2)...............       1,042,091
                                             --------------
                                                  1,042,091
                                             --------------
              ENTERTAINMENT -- 0.09%
     72,314   International Game Technology
                Inc.(2)....................       2,035,639
                                             --------------
                                                  2,035,639
                                             --------------
              ENVIRONMENTAL CONTROL -- 0.16%
     59,527   Allied Waste Industries
                Inc.(1)(2).................         472,049
    119,535   Waste Management Inc. .......       3,387,622
                                             --------------
                                                  3,859,671
                                             --------------
              FOOD -- 1.67%
     77,029   Albertson's Inc.(2)..........       1,592,960
    131,989   Archer-Daniels-Midland
                Co. .......................       2,821,925
     69,159   Campbell Soup Co. ...........       2,128,022
    108,868   ConAgra Foods Inc. ..........       2,521,383
     77,826   General Mills Inc.(2)........       3,641,479
     73,564   Heinz (H.J.) Co.(2)..........       2,605,637
     46,260   Hershey Co. (The)............       2,872,746
     74,286   Kellogg Co. .................       3,301,270
    153,659   Kroger Co.(1)................       2,924,131
     28,368   McCormick & Co. Inc. NVS.....         927,066
     94,148   Safeway Inc. ................       2,126,803
    165,945   Sara Lee Corp. ..............       3,287,370
     28,390   SUPERVALU Inc. ..............         925,798
    133,934   Sysco Corp.(2)...............       4,847,071
     41,512   Wrigley (William Jr.) Co. ...       2,857,686
                                             --------------
                                                 39,381,347
                                             --------------
              FOREST PRODUCTS & PAPER -- 0.46%
     54,570   Georgia-Pacific Corp. .......       1,735,326
    103,098   International Paper Co.(2)...       3,114,591
     22,749   Louisiana-Pacific Corp. .....         559,170
     40,127   MeadWestvaco Corp. ..........       1,125,161

  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              FOREST PRODUCTS & PAPER (CONTINUED)
     26,210   Temple-Inland Inc. ..........  $      973,701
     51,530   Weyerhaeuser Co. ............       3,279,884
                                             --------------
                                                 10,787,833
                                             --------------
              GAS -- 0.18%
     36,413   KeySpan Corp.(2).............       1,482,009
      9,040   Nicor Inc. ..................         372,177
      7,851   Peoples Energy Corp.(2)......         341,204
     50,232   Sempra Energy................       2,075,084
                                             --------------
                                                  4,270,474
                                             --------------
              HAND & MACHINE TOOLS -- 0.11%
     16,828   Black & Decker Corp. ........       1,511,996
     11,953   Snap-On Inc. ................         409,988
     16,224   Stanley Works (The)..........         738,841
                                             --------------
                                                  2,660,825
                                             --------------
              HEALTH CARE -- PRODUCTS -- 3.64%
     21,978   Bard (C.R.) Inc. ............       1,461,757
     11,175   Bausch & Lomb Inc.(2)........         927,525
    130,731   Baxter International Inc. ...       4,850,120
     53,163   Becton, Dickinson & Co. .....       2,789,463
     53,075   Biomet Inc. .................       1,838,518
    159,092   Boston Scientific Corp.(1)...       4,295,484
     68,456   Guidant Corp. ...............       4,607,089
    627,537   Johnson & Johnson............      40,789,905
    255,115   Medtronic Inc. ..............      13,212,406
     76,209   St. Jude Medical Inc.(1).....       3,323,474
     79,343   Stryker Corp. ...............       3,773,553
     51,993   Zimmer Holdings Inc.(1)(2)...       3,960,307
                                             --------------
                                                 85,829,601
                                             --------------
              HEALTH CARE -- SERVICES -- 1.75%
     61,588   Aetna Inc. ..................       5,100,718
     88,277   HCA Inc. ....................       5,002,658
     51,631   Health Management Associates
                Inc. Class A(2)............       1,351,700
     33,881   Humana Inc.(1)...............       1,346,431
     28,441   Laboratory Corp. of America
                Holdings(1)................       1,419,206
     18,016   Manor Care Inc. .............         715,776
     38,858   Quest Diagnostics Inc.(2)....       2,069,966
     97,884   Tenet Healthcare
                Corp.(1)(2)................       1,198,100

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              HEALTH CARE -- SERVICES (CONTINUED)
    267,732   UnitedHealth Group Inc. .....  $   13,959,546
    129,162   WellPoint Inc.(1)............       8,994,842
                                             --------------
                                                 41,158,943
                                             --------------
              HOME BUILDERS -- 0.23%
     26,843   Centex Corp. ................       1,896,995
     17,874   KB Home(2)...................       1,362,535
     25,209   Pulte Homes Inc. ............       2,123,858
                                             --------------
                                                  5,383,388
                                             --------------
              HOME FURNISHINGS -- 0.10%
     39,902   Leggett & Platt Inc. ........       1,060,595
     16,129   Maytag Corp. ................         252,580
     14,121   Whirlpool Corp.(2)...........         990,023
                                             --------------
                                                  2,303,198
                                             --------------
              HOUSEHOLD PRODUCTS & WARES -- 0.24%
     21,707   Avery Dennison Corp. ........       1,149,603
     32,348   Clorox Co. (The).............       1,802,431
     30,578   Fortune Brands Inc. .........       2,715,326
                                             --------------
                                                  5,667,360
                                             --------------
              HOUSEWARES -- 0.06%
     57,445   Newell Rubbermaid Inc.(2)....       1,369,489
                                             --------------
                                                  1,369,489
                                             --------------
              INSURANCE -- 4.58%
     60,440   ACE Ltd. ....................       2,710,734
    105,654   AFLAC Inc. ..................       4,572,705
    141,455   Allstate Corp. (The).........       8,451,936
     22,814   Ambac Financial Group
                Inc.(2)....................       1,591,505
    548,129   American International Group
                Inc. ......................      31,846,295
     66,644   AON Corp. ...................       1,668,766
     41,106   Chubb Corp.(2)...............       3,519,085
     27,824   CIGNA Corp.(2)...............       2,978,003
     35,547   Cincinnati Financial
                Corp.(2)...................       1,406,239
     62,470   Hartford Financial Services
                Group Inc. ................       4,671,507
     28,549   Jefferson-Pilot Corp.(2).....       1,439,441
     36,516   Lincoln National Corp. ......       1,713,331
     33,916   Loews Corp. .................       2,628,490
    112,094   Marsh & McLennan Companies
                Inc.(2)....................       3,105,004
     28,978   MBIA Inc.(2).................       1,718,685

  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              INSURANCE (CONTINUED)
    154,548   MetLife Inc. ................  $    6,945,387
     20,224   MGIC Investment Corp.(2).....       1,319,009
     62,603   Principal Financial Group
                Inc. ......................       2,623,066
     42,092   Progressive Corp. (The)(2)...       4,159,111
    110,230   Prudential Financial Inc. ...       7,237,702
     26,674   SAFECO Corp.(2)..............       1,449,465
    141,950   St. Paul Travelers Companies
                Inc. ......................       5,611,283
     22,414   Torchmark Corp.(2)...........       1,170,011
     62,200   UNUMProvident Corp.(2).......       1,139,504
     29,431   XL Capital Ltd. Class A(2)...       2,190,255
                                             --------------
                                                107,866,519
                                             --------------
              INTERNET -- 0.93%
    256,145   eBay Inc.(1).................       8,455,346
     25,126   Monster Worldwide Inc.(1)....         720,614
    149,648   Symantec Corp.(1)(2).........       3,253,348
    276,796   Yahoo! Inc.(1)...............       9,590,981
                                             --------------
                                                 22,020,289
                                             --------------
              IRON & STEEL -- 0.12%
     19,629   Allegheny Technologies
                Inc. ......................         433,016
     33,559   Nucor Corp. .................       1,530,962
     23,872   United States Steel
                Corp.(2)...................         820,481
                                             --------------
                                                  2,784,459
                                             --------------
              LEISURE TIME -- 0.45%
     20,217   Brunswick Corp. .............         875,800
    111,337   Carnival Corp. ..............       6,073,433
     60,561   Harley-Davidson Inc.(2)......       3,003,826
     28,235   Sabre Holdings Corp.(2)......         563,288
                                             --------------
                                                 10,516,347
                                             --------------
              LODGING -- 0.43%
     38,200   Harrah's Entertainment
                Inc. ......................       2,753,074
     80,586   Hilton Hotels Corp. .........       1,921,976
     42,237   Marriott International Inc.
                Class A....................       2,881,408
     45,428   Starwood Hotels & Resorts
                Worldwide Inc. ............       2,660,718
                                             --------------
                                                 10,217,176
                                             --------------
              MACHINERY -- 0.54%
     72,144   Caterpillar Inc. ............       6,876,045
      9,296   Cummins Inc.(2)..............         693,575

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              MACHINERY (CONTINUED)
     51,902   Deere & Co. .................  $    3,399,062
     37,149   Rockwell Automation Inc. ....       1,809,528
                                             --------------
                                                 12,778,210
                                             --------------
              MANUFACTURING -- 5.50%
     19,440   Cooper Industries Ltd. ......       1,242,216
     58,336   Danaher Corp. ...............       3,053,306
     42,761   Dover Corp. .................       1,555,645
     60,203   Eastman Kodak Co. ...........       1,616,451
     32,119   Eaton Corp. .................       1,923,928
  2,238,562   General Electric Co. ........      77,566,173
    179,776   Honeywell International
                Inc. ......................       6,585,195
     57,906   Illinois Tool Works Inc. ....       4,613,950
     35,898   Ingersoll-Rand Co. Class A...       2,561,322
     19,375   ITT Industries Inc.(2).......       1,891,581
     25,816   Pall Corp.(2)................         783,774
     28,371   Textron Inc. ................       2,151,940
    162,552   3M Co. ......................      11,752,509
    425,957   Tyco International Ltd. .....      12,437,944
                                             --------------
                                                129,735,934
                                             --------------
              MEDIA -- 3.39%
    108,402   Clear Channel Communications
                Inc.(2)....................       3,352,874
    465,534   Comcast Corp. Class A(1).....      14,291,894
     15,363   Dow Jones & Co. Inc.(2)......         544,618
     52,745   Gannett Co. Inc.(2)..........       3,751,752
     15,987   Knight Ridder Inc.(2)........         980,643
     79,623   McGraw-Hill Companies Inc.
                (The)......................       3,523,318
      9,890   Meredith Corp. ..............         485,203
     30,464   New York Times Co. Class
                A(2).......................         948,954
    608,195   News Corp. Class A...........       9,840,595
    988,475   Time Warner Inc.(1)..........      16,517,417
     63,292   Tribune Co.(2)...............       2,226,613
     62,181   Univision Communications Inc.
                Class A(1)(2)..............       1,713,087
    340,023   Viacom Inc. Class B..........      10,887,536
    430,836   Walt Disney Co. (The)........      10,848,450
                                             --------------
                                                 79,912,954
                                             --------------

  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              MINING -- 0.50%
    183,706   Alcoa Inc. ..................  $    4,800,238
     37,629   Freeport-McMoRan Copper &
                Gold Inc. .................       1,408,830
     93,848   Newmont Mining Corp. ........       3,662,887
     20,304   Phelps Dodge Corp. ..........       1,878,120
                                             --------------
                                                 11,750,075
                                             --------------
              OFFICE & BUSINESS EQUIPMENT -- 0.21%
     48,490   Pitney Bowes Inc. ...........       2,111,740
    201,214   Xerox Corp.(1)...............       2,774,741
                                             --------------
                                                  4,886,481
                                             --------------
              OIL & GAS -- 7.40%
     18,149   Amerada Hess Corp.(2)........       1,933,050
     50,046   Anadarko Petroleum Corp. ....       4,111,279
     69,108   Apache Corp. ................       4,464,377
     81,282   Burlington Resources Inc. ...       4,490,018
    442,937   Chevron Corp. ...............      24,769,037
    293,717   ConocoPhillips...............      16,885,790
    100,482   Devon Energy Corp. ..........       5,092,428
     50,306   EOG Resources Inc. ..........       2,857,381
  1,344,138   Exxon Mobil Corp. ...........      77,247,611
     24,444   Kerr-McGee Corp. ............       1,865,322
     73,223   Marathon Oil Corp. ..........       3,907,912
     31,317   Nabors Industries Ltd.(1)....       1,898,437
     28,455   Noble Corp. .................       1,750,267
     83,929   Occidental Petroleum
                Corp. .....................       6,456,658
     22,491   Rowan Companies Inc. ........         668,208
     14,738   Sunoco Inc. .................       1,675,416
     68,642   Transocean Inc.(1)...........       3,704,609
     57,190   Unocal Corp. ................       3,720,210
     54,050   Valero Energy Corp. .........       4,275,896
     75,858   XTO Energy Inc. .............       2,578,413
                                             --------------
                                                174,352,319
                                             --------------
              OIL & GAS SERVICES -- 0.92%
     71,298   Baker Hughes Inc.(2).........       3,647,606
     34,105   BJ Services Co. .............       1,789,830
    106,518   Halliburton Co. .............       5,093,691
     36,087   National Oilwell Varco
                Inc.(1)....................       1,715,576
    124,225   Schlumberger Ltd. ...........       9,433,647
                                             --------------
                                                 21,680,350
                                             --------------

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              PACKAGING & CONTAINERS -- 0.13%
     23,146   Ball Corp. ..................  $      832,330
     22,337   Bemis Co. Inc. ..............         592,824
     30,910   Pactiv Corp.(1)..............         667,038
     17,432   Sealed Air Corp.(1)..........         867,939
                                             --------------
                                                  2,960,131
                                             --------------
              PHARMACEUTICALS -- 6.13%
    327,816   Abbott Laboratories..........      16,066,262
     27,637   Allergan Inc. ...............       2,355,778
     22,188   AmerisourceBergen Corp. .....       1,534,300
    412,098   Bristol-Myers Squibb
                Co.(2).....................      10,294,208
     90,805   Cardinal Health Inc. ........       5,228,552
     96,078   Caremark Rx Inc.(1)..........       4,277,393
     31,716   Express Scripts Inc.(1)......       1,585,166
     72,449   Forest Laboratories
                Inc.(1)....................       2,814,644
     95,123   Gilead Sciences Inc.(1)......       4,184,461
     33,086   Hospira Inc.(1)..............       1,290,354
     50,431   King Pharmaceuticals
                Inc.(1)....................         525,491
    238,999   Lilly (Eli) & Co.(2).........      13,314,634
     58,293   Medco Health Solutions
                Inc.(1)....................       3,110,514
    464,679   Merck & Co. Inc. ............      14,312,113
     56,270   Mylan Laboratories Inc. .....       1,082,635
  1,570,219   Pfizer Inc. .................      43,306,640
    310,817   Schering-Plough Corp. .......       5,924,172
     22,904   Watson Pharmaceuticals
                Inc.(1)(2).................         677,042
    282,293   Wyeth........................      12,562,039
                                             --------------
                                                144,446,398
                                             --------------
              PIPELINES -- 0.26%
     73,998   Dynegy Inc. Class A(1)(2)....         359,630
    134,706   El Paso Corp. ...............       1,551,813
     23,195   Kinder Morgan Inc.(2)........       1,929,824
    119,786   Williams Companies Inc. .....       2,275,934
                                             --------------
                                                  6,117,201
                                             --------------
              REAL ESTATE INVESTMENT TRUSTS -- 0.59%
     19,923   Apartment Investment &
                Management Co. Class A(2)..         815,249
     41,919   Archstone-Smith Trust........       1,618,912
     85,706   Equity Office Properties
                Trust(2)...................       2,836,869
     60,202   Equity Residential(2)........       2,216,638
     38,438   Plum Creek Timber Co.
                Inc. ......................       1,395,299

  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              REAL ESTATE INVESTMENT TRUSTS (CONTINUED)
     39,142   ProLogis.....................  $    1,575,074
     46,482   Simon Property Group Inc. ...       3,369,480
                                             --------------
                                                 13,827,521
                                             --------------
              RETAIL -- 6.50%
     48,286   AutoNation Inc.(1)...........         990,829
     14,105   AutoZone Inc.(1).............       1,304,148
     62,918   Bed Bath & Beyond Inc.(1)....       2,628,714
     63,277   Best Buy Co. Inc. ...........       4,337,638
     23,954   Big Lots Inc.(1)(2)..........         317,151
     39,727   Circuit City Stores
                Inc.(2)....................         686,880
    100,594   Costco Wholesale Corp. ......       4,508,623
    170,623   CVS Corp. ...................       4,960,011
     31,460   Darden Restaurants Inc. .....       1,037,551
     15,581   Dillard's Inc. Class A.......         364,907
     64,321   Dollar General Corp. ........       1,309,576
     35,032   Family Dollar Stores Inc. ...         914,335
     35,826   Federated Department Stores
                Inc. ......................       2,625,329
    161,066   Gap Inc. (The)...............       3,181,054
    453,665   Home Depot Inc. .............      17,647,569
     68,997   Kohl's Corp.(1)(2)...........       3,857,622
     81,191   Limited Brands Inc.(2).......       1,739,111
    162,879   Lowe's Companies Inc.(2).....       9,482,815
     62,937   May Department Stores Co.
                (The)......................       2,527,550
    267,651   McDonald's Corp. ............       7,427,315
     26,284   Nordstrom Inc. ..............       1,786,523
     66,180   Office Depot Inc.(1).........       1,511,551
     14,729   OfficeMax Inc. ..............         438,482
     56,018   Penney (J.C.) Co. Inc.
                (Holding Co.)(2)...........       2,945,426
     33,100   RadioShack Corp. ............         766,927
     21,509   Sears Holdings Corp.(1)......       3,223,554
    155,947   Staples Inc. ................       3,324,790
     82,703   Starbucks Corp.(1)...........       4,272,437
    186,899   Target Corp. ................      10,169,175
     30,366   Tiffany & Co.(2).............         994,790
    100,276   TJX Companies Inc. ..........       2,441,721
     46,341   Toys R Us Inc.(1)............       1,227,110
    215,585   Walgreen Co. ................       9,914,754
    706,712   Wal-Mart Stores Inc. ........      34,063,518

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              RETAIL (CONTINUED)
     24,025   Wendy's International
                Inc. ......................  $    1,144,791
     61,247   Yum! Brands Inc.(2)..........       3,189,744
                                             --------------
                                                153,264,021
                                             --------------
              SAVINGS & LOANS -- 0.56%
     59,817   Golden West Financial
                Corp.(2)...................       3,851,018
     78,026   Sovereign Bancorp Inc. ......       1,743,101
    184,908   Washington Mutual Inc. ......       7,523,907
                                             --------------
                                                 13,118,026
                                             --------------
              SEMICONDUCTORS -- 3.18%
     82,631   Advanced Micro Devices
                Inc.(1)....................       1,432,822
     77,971   Altera Corp.(1)..............       1,545,385
     78,195   Analog Devices Inc. .........       2,917,455
    348,410   Applied Materials Inc.(2)....       5,637,274
     65,144   Applied Micro Circuits
                Corp.(1)(2)................         166,769
     61,956   Broadcom Corp. Class A(1)....       2,200,058
     84,264   Freescale Semiconductor Inc.
                Class B(1).................       1,784,712
  1,303,959   Intel Corp. .................      33,981,172
     41,271   KLA-Tencor Corp. ............       1,803,543
     64,520   Linear Technology Corp. .....       2,367,239
     79,865   LSI Logic Corp.(1)(2)........         678,054
     68,948   Maxim Integrated Products
                Inc.(2)....................       2,634,503
    128,384   Micron Technology
                Inc.(1)(2).................       1,310,801
     74,430   National Semiconductor
                Corp. .....................       1,639,693
     29,133   Novellus Systems Inc. .......         719,876
     35,256   NVIDIA Corp.(1)..............         942,040
     36,924   PMC-Sierra Inc.(1)...........         344,501
     19,132   QLogic Corp.(1)..............         590,605
     40,516   Teradyne Inc.(1)(2)..........         484,977
    351,733   Texas Instruments Inc.(2)....       9,873,145
     73,639   Xilinx Inc. .................       1,877,795
                                             --------------
                                                 74,932,419
                                             --------------
              SOFTWARE -- 4.23%
    102,881   Adobe Systems Inc. ..........       2,944,454
     48,040   Autodesk Inc. ...............       1,651,135
    122,883   Automatic Data Processing
                Inc.(2)....................       5,157,400
     46,124   BMC Software Inc.(1).........         827,926
     35,342   Citrix Systems Inc.(1).......         765,508

  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              SOFTWARE (CONTINUED)
    112,836   Computer Associates
                International Inc. ........  $    3,100,733
     80,692   Compuware Corp.(1)...........         580,175
     64,754   Electronic Arts Inc.(1)......       3,665,724
    164,941   First Data Corp.(2)..........       6,620,732
     40,475   Fiserv Inc.(1)(2)............       1,738,401
     48,475   IMS Health Inc. .............       1,200,726
     38,882   Intuit Inc.(1)...............       1,753,967
     18,007   Mercury Interactive
                Corp.(1)...................         690,749
  2,122,022   Microsoft Corp. .............      52,711,026
     78,907   Novell Inc.(1)(2)............         489,223
    935,224   Oracle Corp.(1)..............      12,344,957
     55,685   Parametric Technology
                Corp.(1)...................         355,270
    107,842   Siebel Systems Inc.(2).......         959,794
     89,767   Veritas Software Corp.(1)....       2,190,315
                                             --------------
                                                 99,748,215
                                             --------------
              TELECOMMUNICATIONS -- 5.64%
     24,147   ADC Telecommunications
                Inc. ......................         525,680
     68,839   Alltel Corp.(2)..............       4,287,293
     33,562   Andrew Corp.(1)..............         428,251
    168,559   AT&T Corp. ..................       3,209,363
    100,652   Avaya Inc.(1)................         837,425
    386,113   BellSouth Corp. .............      10,259,022
     28,107   CenturyTel Inc.(2)...........         973,345
    117,825   CIENA Corp.(1)...............         246,254
  1,350,249   Cisco Systems Inc.(1)........      25,803,258
     71,060   Citizens Communications
                Co. .......................         955,046
     41,833   Comverse Technology
                Inc.(1)....................         989,350
    305,263   Corning Inc.(1)..............       5,073,471
    300,075   JDS Uniphase Corp.(1)........         456,114
    931,097   Lucent Technologies Inc.(1
                2).........................       2,709,492
    517,047   Motorola Inc. ...............       9,441,278
    237,221   Nextel Communications Inc.
                Class A(1).................       7,664,611
    345,512   QUALCOMM Inc. ...............      11,405,351
    356,799   Qwest Communications
                International Inc.(1)......       1,323,724
    696,816   SBC Communications Inc.(2)...      16,549,380
     31,850   Scientific-Atlanta Inc. .....       1,059,650
    311,924   Sprint Corp. (FON
                Group)(2)..................       7,826,173

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

  SHARES                SECURITY                 VALUE
  ------      -----------------------------  --------------
              COMMON STOCKS (CONTINUED)
              TELECOMMUNICATIONS (CONTINUED)
     96,270   Tellabs Inc.(1)..............  $      837,549
    583,824   Verizon Communications
                Inc.(2)....................      20,171,119
                                             --------------
                                                133,032,199
                                             --------------
              TEXTILES -- 0.05%
     31,947   Cintas Corp.(2)..............       1,233,154
                                             --------------
                                                  1,233,154
                                             --------------
              TOYS, GAMES & HOBBIES -- 0.10%
     35,998   Hasbro Inc. .................         748,398
     87,287   Mattel Inc.(2)...............       1,597,352
                                             --------------
                                                  2,345,750
                                             --------------
              TRANSPORTATION -- 1.44%
     79,566   Burlington Northern Santa Fe
                Corp. .....................       3,745,967
     45,458   CSX Corp. ...................       1,939,238
     63,639   FedEx Corp. .................       5,155,395
     84,998   Norfolk Southern Corp. ......       2,631,538
     13,303   Ryder System Inc. ...........         486,890
     55,348   Union Pacific Corp. .........       3,586,550
    235,477   United Parcel Service Inc.
                Class B(2).................      16,285,589
                                             --------------
                                                 33,831,167
                                             --------------
              TOTAL COMMON STOCKS
              (Cost: $2,379,268,346)          2,298,868,311
                                             --------------
 PRINCIPAL
 ---------
              SHORT-TERM INVESTMENTS -- 9.76%
              COMMERCIAL PAPER(3) -- 1.99%
              Alpine Securitization Corp.
$   247,722     3.29%, 08/08/05............         246,856
              Amstel Funding Corp.
  1,664,413     2.95% - 3.18%, 07/18/05 -
                08/19/05(4)................       1,661,050
              Amsterdam Funding Corp.
  3,798,408     3.14% - 3.24%, 07/19/05 -
                07/26/05(4)................       3,791,257
              ANZ National Bank Ltd.
    412,870     2.94%, 08/15/05(4).........         411,356
              Barton Capital Corp.
  1,570,931     3.15% - 3.29%, 07/14/05 -
                07/28/05...................       1,568,283

 PRINCIPAL              SECURITY                 VALUE
 ---------    -----------------------------  --------------
              SHORT-TERM INVESTMENTS (CONTINUED)
              COMMERCIAL PAPER(3) (CONTINUED)
              Blue Ridge Asset Funding
                Corp.
$   825,741     3.12%, 07/11/05............  $      825,025
              Bryant Park Funding LLC
    318,852     3.10%, 07/06/05(4).........         318,714
              Cancara Asset Securitisation
                LLC
    297,316     3.15%, 07/13/05(4).........         297,004
              Cantabric Finance LLC
    825,741     3.08% - 3.12%, 07/11/05 -
                07/25/05(4)................         824,276
              Chariot Funding LLC
  1,033,927     3.13% - 3.29%, 07/12/05 -
                07/28/05(4)................       1,032,314
              Charta LLC
  1,238,611     3.31%, 08/11/05(4).........       1,233,942
              Chesham Finance LLC
    776,196     3.12% - 3.17%, 07/08/05 -
                07/13/05(4)................         775,551
              Dexia Delaware LLC
  1,094,932     3.04%, 07/01/05............       1,094,932
              Edison Asset Securitization
                LLC
    619,306     3.12%, 09/06/05(4).........         615,709
              Fairway Finance LLC
  1,366,163     3.12% - 3.23%, 07/11/05 -
                09/15/05(4)................       1,360,453
              Falcon Asset Securitization
                Corp.
  2,190,253     3.17% - 3.24%, 07/14/05 -
                07/21/05(4)................       2,186,471
              Ford Credit Floorplan Motown
    165,148     3.33%, 08/08/05(4).........         164,568
              Gemini Securitization Corp.
    894,343     3.18% - 3.24%, 07/15/05 -
                07/25/05...................         892,856
              General Electric Capital
                Corp.
    412,870     2.74%, 07/07/05............         412,682
              Giro Funding Corp.
    784,454     3.07% - 3.30%, 07/01/05 -
                07/29/05...................         783,394
              Grampian Funding LLC
  2,749,717     3.00% - 3.13%, 07/05/05 -
                09/09/05(4)................       2,738,093
              Jupiter Securitization Corp.
  2,497,758     3.12% - 3.24%, 07/13/05 -
                07/27/05(4)................       2,494,073

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL              SECURITY                 VALUE
 ---------    -----------------------------  --------------
              SHORT-TERM INVESTMENTS (CONTINUED)
              COMMERCIAL PAPER(3) (CONTINUED)
              Liberty Street Funding Corp.
$   412,870     3.05%, 07/01/05(4).........  $      412,870
              Lockhart Funding LLC
  1,208,373     3.15% - 3.16%, 07/11/05 -
                07/12/05(4)................       1,207,298
              Mortgage Interest Networking
                Trust
  1,577,165     3.12% - 3.27%, 07/05/05 -
                07/25/05...................       1,575,256
              Nordea North America Inc.
    412,870     2.74%, 07/11/05............         412,556
              Park Avenue Receivables Corp.
  1,643,224     3.25%, 07/22/05(4).........       1,640,112
              Park Granada LLC
    413,201     3.08% - 3.09%,
                07/01/05(4)................         413,200
              Polonius Inc.
    578,019     3.15%, 07/11/05(4).........         577,513
              Ranger Funding Co. LLC
  2,685,879     3.07% - 3.13%, 07/06/05 -
                07/13/05(4)................       2,684,122
              Santander Central Hispano
  1,032,176     2.75%, 07/08/05............       1,031,625
              Scaldis Capital LLC
  1,477,159     2.75% - 3.29%, 07/08/05 -
                07/29/05(4)................       1,474,276
              Sydney Capital Corp.
  3,003,219     3.11% - 3.21%, 07/08/05 -
                08/17/05(4)................       2,995,134
              Thames Asset Global
                Securitization No. 1 Inc.
  2,688,604     3.12% - 3.19%, 07/07/05 -
                07/15/05(4)................       2,685,781
              Three Pillars Funding Corp.
    120,071     3.30%, 07/28/05............         119,774
              Tulip Funding Corp.
  1,610,195     3.02% - 3.07%,
                07/01/05(4)................       1,610,194
              UBS Finance Delaware LLC
  1,238,611     3.03%, 07/01/05............       1,238,611
              Windmill Funding Corp.
    718,394     3.17% - 3.24%, 07/26/05....         716,793
              Yorktown Capital LLC
    479,929     3.15%, 07/13/05............         479,425
                                             --------------
                                                 47,003,399
                                             --------------

 PRINCIPAL              SECURITY                 VALUE
 ---------    -----------------------------  --------------
              SHORT-TERM INVESTMENTS (CONTINUED)
              FLOATING RATE NOTES(3) -- 3.37%
              Allstate Life Global Funding
                II
$ 1,535,878     3.19% - 3.30%, 06/08/06 -
                06/27/06(4)................  $    1,535,887
              American Express Bank
  2,023,065     3.24% - 3.29%, 10/17/05 -
                06/29/06...................       2,023,081
              American Express Centurion
                Bank
    330,296     3.29%, 06/29/06............         330,297
              American Express Credit Corp.
  2,353,361     3.19% - 3.32%, 08/09/05 -
                10/26/05...................       2,353,643
              Australia & New Zealand
                Banking Group Ltd.
    536,732     3.28%, 06/23/06(4).........         536,732
              Bank of Nova Scotia
    536,731     3.06% - 3.23%, 09/26/05 -
                01/03/06...................         536,658
              Beta Finance Inc.
  4,244,308     3.13% - 3.60%, 09/23/05 -
                06/09/06(4)................       4,244,266
              BMW US Capital LLC
    825,741     3.19%, 07/14/06(4).........         825,741
              Canadian Imperial Bank of
                Commerce
  2,807,519     3.14% - 3.26%, 09/13/05 -
                12/14/05...................       2,807,255
              CC USA Inc.
  3,088,270     3.12% - 3.27%, 07/29/05 -
                06/26/06(4)................       3,088,076
              Commodore CDO Ltd.
    206,435     3.47%, 12/12/05(4).........         206,435
              Credit Suisse First Boston
    825,741     3.15%, 05/09/06............         825,741
              Danske Bank
  2,477,222     3.14% - 3.24%, 08/12/05 -
                10/17/05...................       2,477,083
              DEPFA Bank PLC
    825,741     3.42%, 03/15/06............         825,741
              Dorada Finance Inc.
  1,998,293     3.12% - 3.29%, 07/29/05 -
                06/26/06(4)................       1,998,367
              Fairway Finance LLC
    330,296     3.21%, 10/20/05............         330,291

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL              SECURITY                 VALUE
 ---------    -----------------------------  --------------
              SHORT-TERM INVESTMENTS (CONTINUED)
              FLOATING RATE NOTES(3) (CONTINUED)
              Fifth Third Bancorp
$ 1,651,482     3.26%, 04/21/06(4).........  $    1,651,482
              Five Finance Inc.
    578,019     3.27% - 3.30%, 02/27/06 -
                06/26/06(4)................         578,039
              General Electric Capital
                Corp.
    371,583     3.28%, 07/07/06............         371,984
              General Electric Commercial
                Equipment Financing LLC
    118,619     3.22%, 11/20/05............         118,619
              Greenwich Capital Holdings
                Inc.
    949,602     3.09% - 3.15%, 09/02/05 -
                02/10/06...................         949,602
              Hartford Life Global Funding
                Trust
    825,741     3.21%, 07/15/06............         825,741
              HBOS Treasury Services PLC
  2,477,222     3.15% - 3.51%, 01/10/06 -
                04/24/06(4)................       2,477,223
              HSBC Bank USA N.A
    289,009     3.57%, 05/04/06............         289,207
              K2 USA LLC
  3,633,259     3.09% - 3.24%, 07/25/05 -
                06/02/06(4)................       3,633,275
              Leafs LLC
    867,028     3.26%,
                01/20/06 - 02/21/06(4).....         867,028
              Links Finance LLC
  3,220,389     3.19% - 3.58%, 11/16/05 -
                03/15/06(4)................       3,220,858
              Lothian Mortgages PLC
  1,238,611     3.29%, 01/24/06(4).........       1,238,611
              Marshall & Ilsley Bank
    825,741     3.36%, 02/20/06............         826,375
              Metropolitan Life Global
                Funding I
  1,238,611     3.14%, 07/06/06(4).........       1,238,611
              National City Bank (Ohio)
  1,238,611     3.09% - 3.11%, 08/09/05 -
                01/06/06...................       1,238,521
              Nationwide Building Society
  3,055,241     3.16% - 3.51%, 01/13/06 -
                07/07/06(4)................       3,055,657
              Norddeutsche Landesbank
    825,741     3.11%, 07/27/05............         825,720

 PRINCIPAL              SECURITY                 VALUE
 ---------    -----------------------------  --------------
              SHORT-TERM INVESTMENTS (CONTINUED)
              FLOATING RATE NOTES(3) (CONTINUED)
              Northern Rock PLC
$ 2,477,222     3.15% - 3.28%, 10/25/05 -
                05/03/06(4)................  $    2,477,223
              Permanent Financing PLC
  3,179,102     3.15% - 3.20%, 09/12/05 -
                06/12/06...................       3,179,102
              Principal Life Income Funding
                Trusts
    619,306     3.21%, 05/10/06............         619,335
              Royal Bank of Scotland
  2,343,039     3.07% - 3.26%, 04/05/06 -
                06/27/06...................       2,342,380
              Sedna Finance Inc.
    454,157     3.19%,
                01/10/06 - 01/17/06(4).....         454,104
              Sigma Finance Inc.
  4,714,980     3.10% - 3.60%, 08/17/05 -
                03/20/06(4)................       4,715,106
              Skandinav Enskilda Bank NY
    825,741     3.27%, 07/18/06(4).........         825,741
              Societe Generale
  1,279,898     3.15% - 3.26%, 03/30/06 -
                06/13/06...................       1,279,612
              SunTrust Bank
  1,238,611     3.17%, 04/28/06............       1,238,611
              Tango Finance Corp.
  2,832,291     3.19% - 3.28%, 07/25/05 -
                06/21/06(4)................       2,832,116
              Toronto-Dominion Bank
  1,032,176     3.81%, 06/20/06............       1,032,274
              UniCredito Italiano SpA
  1,073,463     3.34%, 06/14/06............       1,073,100
              Wachovia Asset Securitization
                Inc.
  2,129,721     3.30%, 07/25/05(4).........       2,129,721
              Wells Fargo & Co.
    412,870     3.19%, 07/14/06(4).........         412,916
              WhistleJacket Capital LLC
  2,766,232     3.14% - 3.24%, 07/15/05 -
                06/22/06(4)................       2,766,126
              White Pine Finance LLC
  2,774,489     3.07% - 3.28%, 07/05/05 -
                06/20/06(4)................       2,774,393

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 SHARES OR
 PRINCIPAL              SECURITY                 VALUE
 ---------    -----------------------------  --------------
              SHORT-TERM INVESTMENTS (CONTINUED)
              FLOATING RATE NOTES(3) (CONTINUED)
              Winston Funding Ltd.
$   589,579     3.23%, 07/23/05(4).........  $      589,579
              World Savings Bank
    289,009     3.13%, 09/09/05............         289,004
                                             --------------
                                                 79,382,290
                                             --------------
              MONEY MARKET FUNDS -- 2.42%
  3,302,963   Barclays Global Investors
                Funds Government Money
                Market Fund, Institutional
                Shares 3.22%(3)(5)(6)......       3,302,963
 53,227,880   Barclays Global Investors
                Funds Institutional Money
                Market Fund, Institutional
                Shares 3.20%(5)(6).........      53,227,880
    119,615   BlackRock Temp Cash Money
                Market Fund 3.04%(3)(6)....         119,615
    289,468   Short Term Investment Co. -
                Prime Money Market
                Portfolio, Institutional
                Shares 3.13%(3)(6).........         289,468
                                             --------------
                                                 56,939,926
                                             --------------
              REPURCHASE AGREEMENTS(3) -- 1.23%
$14,024,836   Bank of America N.A.
                Repurchase Agreements,
                dated 6/30/05, due 7/1/05,
                with a total maturity value
                of $14,026,171 and
                effective yields of
                3.40% - 3.44%.(7)..........      14,024,836
 10,734,630   Goldman Sachs Group Inc.
                Repurchase Agreements,
                dated 6/30/05, due 7/1/05,
                with a total maturity value
                of $10,735,654 and
                effective yields of
                3.43% - 3.44%.(7)..........      10,734,630
  4,128,704   Merrill Lynch Government
                Securities Inc.
                Repurchase Agreement, dated
                6/30/05, due 7/1/05, with a
                maturity value of
                $4,129,094 and an effective
                yield of 3.40%.(7).........       4,128,704
                                             --------------
                                                 28,888,170
                                             --------------

 PRINCIPAL              SECURITY                 VALUE
 ---------    -----------------------------  --------------
 ---------    -----------------------------  --------------
              SHORT-TERM INVESTMENTS (CONTINUED)
              TIME DEPOSITS(3) -- 0.58%
              American Express Centurion
                Bank
$   619,306     3.08%, 07/01/05............  $      619,306
              Banco Bilbao Vizcaya
                Argentaria SA
    825,741     3.18%, 09/14/05............         825,741
              BNP Paribas (New York)
  1,156,037     2.78% - 3.03%, 07/11/05 -
                08/23/05...................       1,156,038
              Credit Suisse First Boston
    412,870     3.16%, 07/13/05............         412,870
              Deutsche Bank AG
     33,954     3.31%, 07/01/05............          33,954
              HBOS Treasury Services PLC
    495,444     3.39%, 12/14/05............         495,444
              Key Bank N.A
  2,477,222     3.34%, 07/01/05............       2,477,222
              Natexis Banques
    825,741     2.98%, 08/18/05............         825,741
              Toronto-Dominion Bank
  1,486,333     2.66% - 3.18%, 09/14/05 -
                11/09/05...................       1,486,296
              UBS AG
    660,593     2.67% - 3.40%, 11/09/05 -
                12/15/05...................         660,589
              UBS Finance Delaware LLC
    578,019     3.02% - 3.05%, 07/01/05 -
                07/05/05...................         578,010
              US Bank N.A
    825,741     3.12%, 07/08/05............         825,741
              Washington Mutual Bank
  2,477,222     3.15% - 3.28%, 07/28/05 -
                08/09/05...................       2,477,222
              Wells Fargo Bank N.A
    825,741     3.04%, 07/01/05............         825,741
                                             --------------
                                                 13,699,915
                                             --------------
              U.S. GOVERNMENT AGENCY NOTES(3) -- 0.05%
              Federal National Mortgage
                Association
  1,238,611     2.33%, 07/22/05............       1,236,931
                                             --------------
                                                  1,236,931
                                             --------------

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                                 JUNE 30, 2005

                                  (UNAUDITED)

 PRINCIPAL              SECURITY                 VALUE
 ---------    -----------------------------  --------------
              SHORT-TERM INVESTMENTS (CONTINUED)
              U.S. TREASURY OBLIGATIONS -- 0.12%
              U.S. Treasury Bill
$ 2,800,000     3.04%, 09/22/05(8)(9)......  $    2,780,579
                                             --------------
                                                  2,780,579
                                             --------------
              TOTAL SHORT-TERM INVESTMENTS
              (Cost: $229,931,381).........     229,931,210
                                             --------------
              Total Investments In
              Securities -- 107.31%
              (Cost: $2,609,199,727).......   2,528,799,521
                                             --------------
              Other Assets, Less
              Liabilities -- (7.31%).......    (172,157,443)
                                             --------------
              NET ASSETS -- 100.00%........  $2,356,642,078
                                             ==============

---------------
NVS Non-Voting Shares
(1) Non-income earning security.
(2) All or a portion of this security represents a security on loan. See Note 4.
(3) All or a portion of this security (these securities) represent(s) an investment of securities lending collateral. See Note 4.
(4) All or a portion of this security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5) The Master Portfolio's investment adviser is an affiliate of the issuer. See
    Note 2.
(6) The rate quoted is the annualized seven-day yield of the fund at period end.
(7) Repurchase agreements held as collateral for securities on loan are fully collateralized by U.S. Government securities, with interest rates ranging from 0.00% to 8.50% and maturity dates ranging from 1/30/06 to 10/1/43.
(8) The rate quoted is the yield to maturity.
(9) This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of futures contracts. See Note 1.

As of June 30, 2005, the open futures contracts held by the Master Portfolio were as follows:

                                                              NUMBER OF      NOTIONAL      NET UNREALIZED
FUTURES CONTRACTS (EXPIRATION DATE)                           CONTRACTS   CONTRACT VALUE    DEPRECIATION
-----------------------------------                           ---------   --------------   --------------
S&P 500 Index (09/16/05)....................................     961       $57,443,775       $(578,642)
                                                                                             =========

   The accompanying notes are an integral part of these financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                             PORTFOLIO ALLOCATIONS

                                 JUNE 30, 2005

                                  (UNAUDITED)

                                                                                % OF NET
SECTOR/INVESTMENT TYPE                                            VALUE          ASSETS
----------------------                                        --------------   ----------
Consumer Non-Cyclical.......................................  $  504,012,139      21.39%
Financial...................................................     467,881,428      19.86
Technology..................................................     268,675,483      11.40
Industrial..................................................     257,580,609      10.92
Communications..............................................     239,156,743      10.14
Consumer Cyclical...........................................     218,964,705       9.29
Energy......................................................     202,149,870       8.58
Utilities...................................................      79,169,079       3.36
Basic Materials.............................................      61,278,255       2.61
Futures Contracts...........................................        (578,642)     (0.02)
Short-Term and Other Net Assets.............................      58,352,409       2.47
                                                              --------------     ------
TOTAL.......................................................  $2,356,642,078     100.00%
                                                              ==============     ======

              This table is not part of the financial statements.

                         S&P 500 INDEX MASTER PORTFOLIO

                       NOTES TO THE FINANCIAL STATEMENTS

                                  (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. As of June 30, 2005, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the S&P 500 Index Master Portfolio (the "Master Portfolio").

Under MIP's organizational documents, the Master Portfolio's officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  SECURITY VALUATION

The securities and other assets of the Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund's published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service's valuation matrix may be considered a market valuation. In the event that the current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP (the "Board").

  SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount on debt securities purchased, using a constant yield to maturity method.

  FEDERAL INCOME TAXES

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master

                         S&P 500 INDEX MASTER PORTFOLIO

                                  (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

As of June 30, 2005, the cost of investments for federal income tax purposes for the Master Portfolio was $2,661,869,969. Net unrealized depreciation aggregated $133,070,448, of which $256,890,728 represented gross unrealized appreciation on securities and $389,961,176 represented gross unrealized depreciation on securities.

  FUTURES CONTRACTS

The Master Portfolio may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as receivables or payables in the accompanying Statement of Assets and Liabilities. When the contract is closed, the Master Portfolio records a "realized gain (loss) on futures contracts" in its Statement of Operations, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission ("SEC"), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equities in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. The amount at risk for futures contracts may exceed the amount reflected in the financial statements.

The Master Portfolio has pledged to brokers U.S. Treasury Bills with a total face amount of $2,800,000 for initial margin requirements.

  REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and

                         S&P 500 INDEX MASTER PORTFOLIO

                                  (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. As of June 30, 2005, a portion of the cash collateral for securities on loan for the Master Portfolio was invested in repurchase agreements as disclosed in the Master Portfolio's Schedule of Investments. For further information, see Note 4, below.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual fee of 0.05% of the average daily net assets of the Master Portfolio as compensation for investment advisory services.

Investors Bank & Trust Company ("IBT") serves as the custodian and sub-administrator of the Master Portfolio. IBT will not be entitled to receive fees for its custodial services, so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

Pursuant to an exemptive order issued by the SEC, BGI serves as securities lending agent for MIP. BGI is an affiliate of BGFA, the Master Portfolio's investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the six months ended June 30, 2005, BGI earned $100,849 in securities lending agent fees.

SEI Investment Distribution Company ("SEI") is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships (e.g., the Master Portfolios' custodian, financial printer, counsel and independent registered accounting firm), to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2005, BGIS did not receive any brokerage commissions from the Master Portfolio.

Pursuant to Rule 17a-7 under the 1940 Act, the Master Portfolio executed cross trades for the six months ended June 30, 2005. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. The Board reviewed all such transactions executed during the first quarter of the fiscal year and concluded that they were in compliance with the requirements and restrictions set forth by Rule 17a-7. The Board is scheduled at its next meeting to review all such transactions executed during the second quarter of the fiscal year.

Pursuant to an exemptive order issued by the SEC, the Master Portfolio may invest in the Institutional Shares of the Government Money Market Fund ("GMMF"), Institutional Money Market Fund ("IMMF") and Prime Money Market Fund ("PMMF") of Barclays Global Investors Funds. The GMMF, IMMF and PMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio and Prime Money Market Master Portfolio, respectively, which are managed by BGFA, the Master Portfolio's investment advisor. The

                         S&P 500 INDEX MASTER PORTFOLIO

                                  (UNAUDITED)

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

GMMF, IMMF and PMMF are open-end money market funds available to institutional and accredited investors, including other investment companies managed by BGFA. The GMMF, IMMF and PMMF seek a high level of income consistent with liquidity and the preservation of capital. While the GMMF, IMMF and PMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF and PMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio from temporary cash investments or from investment of securities lending collateral are recorded as either interest from affiliated issuers or securities lending income, respectively, in the accompanying Statement of Operations.

The following table provides information about the investment by the Master Portfolio in shares of issuers of which BGFA is an affiliate, for the six months ended June 30, 2005, including income earned from these affiliated issuers.

                            NUMBER OF                              NUMBER OF
                           SHARES HELD                            SHARES HELD
                            BEGINNING      GROSS       GROSS        END OF
                            OF PERIOD    ADDITIONS   REDUCTIONS     PERIOD      VALUE AT END    INTEREST
NAME OF AFFILIATED ISSUER   (IN 000S)    (IN 000S)   (IN 000S)     (IN 000S)     OF PERIOD       INCOME
-------------------------  -----------   ---------   ----------   -----------   ------------   ----------
IMMF.....................    17,466      9,773,121   9,737,359      53,228      $53,227,880    $1,062,156

The Master Portfolio invested cash collateral from securities on loan in the GMMF, IMMF and PMMF. Due to the nature of the structure of the joint account used for the investment of the collateral for securities on loan, the information reported above for the Master Portfolio does not include the Master Portfolio's holdings of the GMMF, IMMF and PMMF in connection with the investment of collateral for securities on loan.

Certain officers and trustees of MIP are also officers of BGI. As of June 30, 2005, these officers of BGI collectively owned less than 1% of MIP's outstanding beneficial interests.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) were $157,623,776 and $199,689,231, respectively.

For the six months ended June 30, 2005, the Master Portfolio paid in-kind redemption proceeds of portfolio securities in the amount of $156,000,305. In-kind redemptions are transactions in which an interestholder in the Master Portfolio redeems interests in the Master Portfolio and the Master Portfolio pays the proceeds of that redemption in the form of portfolio securities, rather than cash. Because capital gains or losses resulting from in-kind redemptions are not taxable to the Master Portfolio, and are not allocated to the other interestholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Master Portfolio's tax year. The net realized gains or losses from in-kind redemptions for the six months ended June 30, 2005 are disclosed in the Master Portfolio's Statement of Operations.

4. PORTFOLIO SECURITIES LOANED

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of

                         S&P 500 INDEX MASTER PORTFOLIO

                                  (UNAUDITED)

4. PORTFOLIO SECURITIES LOANED (CONTINUED)

securities lending are that the borrower may not provide additional collateral when required, or may not return the securities when due.

As of June 30, 2005, the Master Portfolio had loaned securities which were collateralized by cash. Pursuant to an exemptive order issued by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account which invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities. Income from the joint account is allocated daily to the Master Portfolio, based on the Master Portfolio's portion of the total cash collateral received. The market value of the securities on loan as of June 30, 2005 and the value of the related collateral are disclosed in the Master Portfolio's Statement of Assets and Liabilities. Securities lending income, which is disclosed in the Master Portfolio's Statement of Operations, is presented net of rebates paid to, or fees paid by, borrowers.

5. FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolio were as follows:

                                  SIX-MONTHS ENDED    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                   JUNE 30, 2005     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                    (UNAUDITED)          2004           2003           2002           2001           2000
                                  ----------------   ------------   ------------   ------------   ------------   ------------
Ratio of expenses to average
  net assets(a)................         0.05%            0.05%          0.05%           0.05%          0.05%         0.05%
Ratio of net investment income
  to average net assets(a).....         1.82%            1.91%          1.74%           1.57%          1.31%         1.22%
Portfolio turnover rate(b).....            7%              14%             8%             12%             9%           10%
Total return...................        (0.82)%(c)       10.82%         28.52%         (22.05)%       (11.96)%       (9.19)%

(a)  Annualized for periods of less than one year.

(b)  Portfolio turnover rates include in-kind transactions, if any.

(c)  Not annualized.

                          MASTER INVESTMENT PORTFOLIO

           BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT

                                  (UNAUDITED)

Under Section 15(c) of the 1940 Act, MIP's Board of Trustees, including a majority of Trustees who are not interested persons of MIP (as that term is defined in the 1940 Act), who are commonly referred to as the "Independent Trustees," is required annually to consider the Master Portfolio's Investment Advisory Contract with BGFA (an "Advisory Contract"). Pursuant to Section 15(c), the Board is required to request and evaluate, and BGFA is required to provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on March 2, 2005, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Master Portfolio, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board reviewed the scope of services to be provided by BGFA under the Advisory Contract and noted that there would be no differences between the scope of services required to be provided by BGFA for the past year and the scope of services required to be provided by BGFA for the upcoming year. In reviewing the scope of services provided to the Master Portfolio by BGFA, the Board reviewed and discussed BGFA's investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time to the support of those funds and accounts for which they provide investment advisory/management services, including the Master Portfolio. The Board also considered BGFA's compliance program and its compliance record with respect to the Master Portfolio. The Board further noted that BGFA provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Master Portfolio. In addition to the above considerations, the Board reviewed and considered BGFA's investment processes and strategies, and matters related to BGFA's portfolio transaction policies and procedures. In addition, the Board reviewed the performance of other registered investment companies with substantially similar investment objectives and strategies as the Master Portfolio for which BGFA provides investment advisory services, noting that BGFA generally performed in line with its various benchmarks over relevant periods. The Board also noted that during BGFA's term as investment adviser, the Master Portfolio has met its investment objective consistently over time. Based on this review, the Board concluded that the nature, extent, and quality of services to be provided by BGFA to the Master Portfolio under the Advisory Contract were appropriate and continued to support the Board's original selection of BGFA as investment adviser to the Master Portfolio.

MASTER PORTFOLIO'S EXPENSES AND PERFORMANCE OF THE MASTER PORTFOLIO

The Board reviewed statistical information prepared by Lipper Inc. ("Lipper"), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Master Portfolio in comparison with the same information for other funds registered under the 1940 Act objectively determined solely by Lipper, as comprising the Master Portfolio's applicable peer group (the "Lipper Peer Group"). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Master Portfolio for the one-, three-, five-, and 10-year periods ended December 31, 2004, and a comparison of the Master Portfolio's performance to that of the funds in its Lipper Peer Group for the same periods. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Peer Groups and to prepare this information. The Board noted that the Master Portfolio generally outperformed the funds in their respective Lipper Peer Groups and generally performed in line with their respective benchmarks over relevant periods. The Board noted that the advisory fees for the Master Portfolio were generally lower than the advisory fee rates of the funds in their respective Lipper Peer Groups, and the overall expenses for the Master Portfolio were the lowest of the overall expenses

                          MASTER INVESTMENT PORTFOLIO

                                  (UNAUDITED)

of the funds in their respective Lipper Peer Groups. Based on this review, the Board concluded that the advisory fees and expense levels and the historical performance of the Master Portfolio, as managed by BGFA, as compared to the advisory fees and expense levels and performance of the funds in the Lipper Peer Groups, were satisfactory for the purposes of approving the continuance of the Advisory Contract.

COSTS OF SERVICES PROVIDED TO MASTER PORTFOLIO AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability of the Master Portfolio to BGFA based on the fees payable under the Advisory Contract for the last calendar year. The Board analyzed the Master Portfolio's expenses, including the investment advisory fees paid to BGFA. The Board also reviewed information regarding direct revenue received by BGFA and ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Master Portfolio by BGFA (as discussed below). The Board also discussed BGFA's profit margin as reflected in the Master Portfolio's profitability analysis. Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Master Portfolio and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Master Portfolio's profitability analysis, the Board received information regarding economies of scale or other efficiencies that may result from increases in the Master Portfolio's asset levels. The Board noted that the Advisory Contract does not provide any breakpoints in the investment advisory fee rates as a result of any increases in the asset levels of the Master Portfolio. However, the Board noted that the investment advisory fee rates for the Master Portfolio had been set initially at the lower end of the marketplace so as to afford the Master Portfolio's interestholders the opportunity to share in economies of scale from inception. The Board also noted the difficulty of considering the potential for economies of scale based on advisory services independently and separately from any potential for economies of scale based on other services provided by BGFA and its affiliates. Based on the profitability analysis presented to the Board, which indicated that with respect to the Master Portfolio, BGFA generally is providing services at a loss, and the relatively low investment advisory fee rates for the Master Portfolio, the Board determined that whether further economies of scale may be realized by the Master Portfolio or reflected in fee levels was not a significant factor in its consideration of whether to approve continuance of the Advisory Contract.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board also received and considered information regarding the Master Portfolio's annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts with substantially similar investment objectives and strategies for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts. The Board noted that BGFA had provided the Board with information regarding how the level of services provided to the other funds registered under the 1940 Act, collective funds and separate accounts differed from the level of services provided to the Master Portfolio. The Board analyzed the level of the investment advisory/management fees in relation to the nature and extent of services provided to the Master Portfolio in comparison with the nature and extent of services provided to the other funds/accounts, including, among other factors, the level of complexity in managing the Master Portfolio and the other funds/accounts under differing regulatory requirements and the various client guidelines or other requirements, the nature and extent of the support services provided to the Master Portfolio and its interestholders in comparison with the nature and extent of the services provided to the other funds/accounts and their clients, and in relation to the Master Portfolio's and the other funds'/accounts' fee structures and asset levels. The Board noted that the investment advisory fee rate under

                          MASTER INVESTMENT PORTFOLIO

                                  (UNAUDITED)

the Advisory Contract for the S&P 500 Index Master Portfolio was generally within the ranges of the investment advisory/management fee rates for the funds registered under the 1940 Act and collective funds and higher than the investment management fee rates for the separate accounts. The Board further noted that any differences between the advisory fee rates for the Master Portfolio and the investment advisory/management fee rates for the other funds/accounts for which BGFA or BGI provides investment advisory/management services appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the funds/accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm's-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Master Portfolio by BGFA, such as the payment of securities lending revenue to BGI, MIP's securities lending agent, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with the Master Portfolio's investments in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA and its affiliates do not use soft dollars or consider the value of research or other services that may be provided to BGFA or its affiliates in connection with portfolio transactions for the Master Portfolio. The Board further noted that any portfolio transactions on behalf of the Master Portfolio placed through an affiliate of the Master Portfolio or BGFA are reported to the Board pursuant to Rule 17e-1 under the 1940 Act. The Board concluded that any such ancillary benefits [to be consistent with other MIP books] would not be disadvantageous to the Master Portfolio's interestholders.

Based on the above analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates thereunder, are fair and reasonable in light of all relevant circumstances and concluded that it is in the best interest of the Master Portfolio and its interestholders to continue the Advisory Contract.

DIVERSIFIED INVESTORS SECURITIES CORP. (DISC)
4 Manhattanville Road, Purchase, New York 10577
(914) 697-8000



























3179 (8/05)

ITEM 2.       CODE OF ETHICS.

Item not applicable to semi-annual report.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Item not applicable to semi-annual report.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Item not applicable to semi-annual report.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.       SCHEDULE OF INVESTMENTS.

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.       PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.      CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal six-month period that has materially affected, or is likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.      EXHIBITS.

(a) (1)  Not applicable.

(a) (2) Separate certifications by the Registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(a) (3)  Not applicable.

(b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Diversified Investors Funds Group II

By   /s/ Mark Mullin
     Mark Mullin
     Principal Executive Officer

Date August 30, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Mark Mullin
     Mark Mullin
     Principal Executive Officer

Date August 30, 2005

By   /s/ Joseph Carusone
     Joseph Carusone
     Principal Financial Officer

Date August 30, 2005